UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-22487

  DBX ETF Trust
(Exact name of registrant as specified in charter)

875 Third Avenue
New York, New York  10022
(Address of principal executive offices) (Zip code)

Diane Kenneally
One International Place
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:(212) 454-4500

Date of fiscal year end:  August 31

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

February 29, 2020

Semi-Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our three comprehensive factor equity ETFs for the period ended February 29, 2020.

All major economies witnessed subdued growth rates over the past two quarters as markets remained cautious, anticipating an imminent tipoff in one of the longest post-depression business cycles. While most economies managed to remain in the positive territory, Europe, the U.K. and Japan in particular inched further towards a flat growth during the review period. In the U.S., although underlying drivers such as wage growth and consumer confidence saw an uptick, the Federal Reserve Board (FRB) provided multiple interest rate breathers to anchor existing growth levels. While one prolonged uncertainty — Brexit1 — was finally addressed, a newfound risk of a virus epidemic cast a shadow on global businesses.

Inflation levels were on an uptrend. The much-needed halt to the overproduction streak came in the form of a shortage of input supply from the Chinese economy and volatility in oil prices. A further estimation of business valuations snapped the record-breaking equity indices back to their pre-reporting-period levels. However, given general consumer confidence, monetary lenience and expectations of a favourable political result, investors were assured of a recovery in equity markets in the near term. In addition, a first phase of U.S.-China negotiations was convened by the global giants, keeping ongoing trade-related fears at bay.

The Eurozone economy reported its weakest growth since 2013 owing to a persistent slowdown in Germany, France and Italy. Germany was impacted by flat growth in household consumption, a net negative trade contribution and a meagre increase in government spending. Whereas, France’s GDP tested negative territory and was mainly impacted by the constant strikes over the government’s pension reforms and declining inventories. The European Central Bank (ECB) reaffirmed its support by maintaining interest rates at zero level and by reinitiating the asset purchase programme that it said would be altered based on the need of the hour. In the U.K., even with the approval of the Brexit Bill setting the stage for the U.K’s exit from the EU, the negative effects of uncertainty surrounding the issue weighed down household and investment spending. Nevertheless, an increase in government spending helped ease negative sentiment.

The global economy is facing a rapidly expanding COVID-19 threat while it gears up for major events such as the U.S. presidential election and trade negotiations post-Brexit. In response to the COVID-19 fears, which the World Health Organization declared a pandemic, most economies responded with a lockdown, prioritizing social health, as economic transactions suffered at its behest. With lower revenues but fixed costs intact, corporate earnings and thereby equity indices faced drawdowns, yet experienced retail and institutional investors saw this as an opportunity to buy and quickly rebound from their over corrected levels. In fact, the strain on supply chain inflows sparked thoughts on initiating domestic production for the future in an attempt to reduce external dependency and unfavourable exchange rates from rising inflows. Nevertheless, with mammoth recessionary fears, the largest economic relief package in history, the Coronavirus Aid, Relief and Economic Security (CARES) Act, provided a 2.3 Trillion USD stimulus and a bold 1.0% additional FRB rate cut, while the ECB added 750 billion euros to its asset purchase program, and the Bank of England promised 350 billion pounds in aid and maintained a 0.1% interest rate, all, serving as a safety threshold in this never seen before situation. In our opinion, corporations will be able to make use of this low interest rate scenario to increase the proportion of reasonable debt funding and improve earnings ratios. Amidst stabilization measures, one should keep an eye on the swelling central bank balance sheet from the point of view of longer term effect of the debt burden on the fiscal deficits of economies.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

The Xtrackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2020 (6.6% of Net Assets)

Description	% of Net Assets
Segro PLC (United Kingdom)	0.8%
Castellum AB (Sweden)	0.8%
Brambles Ltd. (Australia)	0.7%
GPT Group (Australia)	0.7%
Skanska AB (Sweden)	0.7%
Adecco Group AG (Switzerland)	0.6%
Koninklijke Ahold Delhaize NV (Netherlands)	0.6%
Dexus (Australia)	0.6%
3i Group PLC (United Kingdom)	0.6%
Mirvac Group (Australia)	0.5%

Country Diversification* as of February 29, 2020

Japan	20.7%
United Kingdom	13.5%
Australia	10.8%
Canada	6.8%
France	5.5%
Sweden	5.0%
Hong Kong	4.5%
Switzerland	4.3%
Singapore	4.2%
Germany	3.8%
South Korea	2.7%
Netherlands	2.5%
Spain	2.2%
Other	13.5%

Total	100.0%

Sector Diversification* as of February 29, 2020

Industrials	22.2%
Real Estate	14.1%
Consumer Discretionary	10.9%
Consumer Staples	10.2%
Utilities	9.7%
Financials	7.3%
Materials	7.3%
Communication Services	5.8%
Information Technology	5.1%
Health Care	4.4%
Energy	3.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 6.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2020 (6.2% of Net Assets)

Description	% of Net Assets
PulteGroup, Inc.	0.8%
Western Union Co.	0.7%
Phillips 66	0.7%
NVR, Inc.	0.6%
Synopsys, Inc.	0.6%
CBRE Group, Inc.	0.6%
Best Buy Co., Inc.	0.6%
CDW Corp.	0.6%
Cummins, Inc.	0.5%
Dollar General Corp.	0.5%

Sector Diversification* as of February 29, 2020

Industrials	17.8%
Information Technology	16.5%
Consumer Discretionary	15.1%
Financials	14.4%
Health Care	8.7%
Real Estate	6.6%
Materials	6.2%
Consumer Staples	5.2%
Utilities	4.6%
Communication Services	2.9%
Energy	2.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2020 (33.3% of Net Assets)

Description	% of Net Assets
Apple, Inc.	6.8%
Alphabet, Inc.	5.0%
Intel Corp.	4.0%
Facebook, Inc.	3.0%
Exxon Mobil Corp.	2.7%
Visa, Inc.	2.6%
Johnson & Johnson	2.6%
Home Depot, Inc.	2.6%
Mastercard, Inc.	2.1%
Chevron Corp.	1.9%

Sector Diversification* as of February 29, 2020

Information Technology	26.5%
Consumer Discretionary	13.8%
Health Care	13.1%
Communication Services	11.3%
Industrials	11.2%
Consumer Staples	7.6%
Energy	7.6%
Financials	4.0%
Materials	2.3%
Real Estate	1.9%
Utilities	0.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 29.

4

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Actual	$1,000.00	$984.50	0.24%	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	0.24%	$1.21
Xtrackers Russell 1000 Comprehensive Factor ETF
Actual	$1,000.00	$970.10	0.17%	$0.83
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	0.17%	$0.86
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$1,012.30	0.19%	$0.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	0.19%	$0.96

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

5

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Australia — 10.7%
Adelaide Brighton Ltd. (a)	2,965	$5,735
AGL Energy Ltd.	31,763	391,972
ALS Ltd.	1,404	7,568
Altium Ltd.	340	6,752
Alumina Ltd.	76,245	95,368
Ansell Ltd.	4,988	95,194
APA Group (b)	18,211	126,104
Aristocrat Leisure Ltd.	1,990	42,482
ASX Ltd.	1,597	76,339
Atlas Arteria Ltd. (b)	6,050	31,284
Aurizon Holdings Ltd.	62,216	193,750
AusNet Services	52,396	57,261
Australia & New Zealand Banking Group Ltd.	1,473	23,581
Bank of Queensland Ltd. (a)	1,872	9,040
Bendigo & Adelaide Bank Ltd. (a)	2,090	12,384
BHP Group Ltd.	1,976	42,807
BHP Group PLC	1,650	29,893
BlueScope Steel Ltd.	2,286	17,421
Boral Ltd.	17,203	50,134
Brambles Ltd.	70,043	540,116
Caltex Australia Ltd.	13,165	277,562
Charter Hall Group REIT	27,189	218,776
CIMIC Group Ltd.	691	10,621
Cleanaway Waste Management Ltd.	38,321	56,086
Coca-Cola Amatil Ltd.	9,877	73,171
Cochlear Ltd.	1,006	134,647
Coles Group Ltd.	22,033	201,864
Commonwealth Bank of Australia	214	11,284
Computershare Ltd.	7,593	75,000
Crown Resorts Ltd.	5,865	38,420
CSL Ltd.	235	46,885
CSR Ltd.	29,668	80,148
Dexus REIT	54,219	425,086
Domino’s Pizza Enterprises Ltd. (a)	323	11,575
Downer EDI Ltd.	29,908	109,914
Flight Centre Travel Group Ltd.	663	13,944
Goodman Group REIT	38,604	372,851
GPT Group REIT	142,515	531,104
Harvey Norman Holdings Ltd. (a)	29,793	71,266
IDP Education Ltd.	1,324	18,140
Iluka Resources Ltd.	3,754	20,186
Incitec Pivot Ltd.	9,762	17,183
Insurance Australia Group Ltd.	25,265	103,928
Lendlease Group (b)	2,476	28,145
Macquarie Group Ltd.	298	25,906
Magellan Financial Group Ltd.	3,410	122,594
Medibank Pvt Ltd.	133,369	243,351
Metcash Ltd.	14,771	23,523
Mirvac Group REIT	202,567	397,040
National Australia Bank Ltd.	390	6,311
Newcrest Mining Ltd.	1,922	32,591
Oil Search Ltd.	3,543	12,541
Orica Ltd.	2,922	37,302
Origin Energy Ltd.	4,778	21,503
Orora Ltd.	43,935	77,333

	Number of Shares	Value
Australia (Continued)
OZ Minerals Ltd.	1,761	$10,219
Perpetual Ltd. (a)	2,020	49,960
Platinum Asset Management Ltd.	4,542	11,919
Qantas Airways Ltd.	22,751	81,118
QBE Insurance Group Ltd.	3,715	32,551
Qube Holdings Ltd.	30,892	58,159
Ramsay Health Care Ltd.	1,923	84,323
REA Group Ltd.	597	37,845
Scentre Group REIT	101,539	226,517
SEEK Ltd.	4,445	59,267
Shopping Centres Australasia Property Group REIT	28,438	55,190
Sonic Healthcare Ltd.	5,369	99,696
South32 Ltd.	6,671	9,549
Star Entertainment Group Ltd.	8,486	19,970
Stockland REIT	12,759	38,746
Suncorp Group Ltd.	4,470	32,682
Sydney Airport (b)	12,267	61,454
Tabcorp Holdings Ltd.	32,730	79,979
Telstra Corp. Ltd.	32,981	72,937
TPG Telecom Ltd.	2,438	11,836
Transurban Group (b)	3,986	38,164
Treasury Wine Estates Ltd.	4,466	31,760
Vicinity Centres REIT	22,171	30,877
Washington H Soul Pattinson & Co. Ltd.	2,014	25,347
Wesfarmers Ltd.	10,218	267,805
Westpac Banking Corp.	910	13,870
Woodside Petroleum Ltd.	6,842	123,166
Woolworths Group Ltd.	15,307	382,925

(Cost $8,257,491)		7,850,797

Austria — 0.2%
ANDRITZ AG	153	5,365
Erste Group Bank AG*	449	15,304
OMV AG	1,646	68,435
Telekom Austria AG*	4,824	36,298
Verbund AG	340	16,014
Vienna Insurance Group AG Wiener Versicherung Gruppe	292	7,056
voestalpine AG	303	6,583

(Cost $187,099)		155,055

Belgium — 1.1%
Ackermans & van Haaren NV	163	23,187
Ageas	839	38,597
Colruyt SA	2,435	111,857
KBC Group NV	133	8,768
Proximus SADP	7,716	189,515
Sofina SA	991	212,488
Solvay SA	530	47,785
Telenet Group Holding NV	1,753	66,471
UCB SA	927	85,086

(Cost $885,453)		783,754

Bermuda (c) — 0.0%
Hiscox Ltd. (Cost $20,400)	971	15,206

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Cambodia — 0.1%
NagaCorp Ltd. (Cost $53,961)	38,387	$52,608

Canada — 6.8%
Alimentation Couche-Tard, Inc., Class B	12,422	377,190
Bank of Montreal	546	37,100
Bank of Nova Scotia	645	33,741
BCE, Inc.	1,434	62,975
Brookfield Asset Management, Inc., Class A	1,366	81,684
Canadian Imperial Bank of Commerce	629	47,870
Canadian National Railway Co.	955	80,955
Canadian Natural Resources Ltd.	1,171	30,140
Canadian Pacific Railway Ltd.	524	129,861
Canadian Tire Corp. Ltd., Class A	1,534	150,834
Canadian Utilities Ltd., Class A	3,442	101,848
CGI, Inc.*	4,197	294,870
Constellation Software, Inc.	151	153,821
Dollarama, Inc.	3,466	101,887
Enbridge, Inc.	1,053	39,191
Fairfax Financial Holdings Ltd.	34	14,645
Fortis, Inc.	5,603	226,733
Franco-Nevada Corp.	600	64,409
George Weston Ltd.	1,091	82,129
Great-West Lifeco, Inc.	1,442	33,914
Hydro One Ltd., 144A	9,789	196,458
IGM Financial, Inc.	3,976	106,009
Imperial Oil Ltd.	3,409	74,638
Intact Financial Corp.	1,609	174,391
Inter Pipeline Ltd. (a)	6,732	99,600
Loblaw Cos. Ltd.	3,933	194,841
Magna International, Inc.	5,528	251,578
Manulife Financial Corp.	4,877	81,965
Metro, Inc.	3,443	134,093
National Bank of Canada	819	42,568
Nutrien Ltd.	550	22,228
Pembina Pipeline Corp. (a)	5,369	193,386
Power Corp. of Canada	7,913	174,901
Restaurant Brands International, Inc.	1,484	87,458
RioCan Real Estate Investment Trust REIT	9,827	183,531
Rogers Communications, Inc., Class B	4,027	184,528
Royal Bank of Canada	295	21,937
Saputo, Inc.	3,553	98,886
Shaw Communications, Inc., Class B	6,518	112,797
Sun Life Financial, Inc.	2,689	116,166
Suncor Energy, Inc.	2,043	56,297
TC Energy Corp.	1,540	80,261
TELUS Corp.	1,908	68,852
Thomson Reuters Corp.	932	69,229
Toronto-Dominion Bank	98	5,040
Wheaton Precious Metals Corp.	680	19,336

(Cost $4,915,905)		4,996,771

Chile — 0.0%
Antofagasta PLC (Cost $7,606)	657	6,311

China (c) — 0.1%
Lenovo Group Ltd.	83,581	51,587
Tingyi Cayman Islands Holding Corp.	7,184	13,072
Uni-President China Holdings Ltd.	16,281	16,797

	Number of Shares	Value
China (c) (Continued)
Want Want China Holdings Ltd.	28,347	$21,898

(Cost $105,093)		103,354

Cyprus — 0.0%
Polymetal International PLC (Cost $11,533)	990	15,098

Denmark — 1.6%
A.P. Moller — Maersk A/S, Class A	34	31,960
A.P. Moller — Maersk A/S, Class B	44	43,786
Carlsberg A/S, Class B	1,463	190,876
Chr Hansen Holding A/S	576	40,716
Coloplast A/S, Class B	930	123,688
Demant A/S*	703	21,339
DSV PANALPINA A/S	1,586	158,946
Genmab A/S*	89	19,911
GN Store Nord A/S	1,260	69,453
H Lundbeck A/S	177	6,062
ISS A/S	2,610	46,421
Novo Nordisk A/S, Class B	865	50,325
Novozymes A/S, Class B	1,446	72,926
Orsted A/S, 144A	636	65,010
Pandora A/S	116	5,178
ROCKWOOL International A/S, Class B	26	5,966
Tryg A/S	1,371	37,725
Vestas Wind Systems A/S	1,894	180,793

(Cost $1,088,906)		1,171,081

Finland — 1.9%
Elisa OYJ	4,380	249,894
Fortum OYJ	1,216	25,753
Huhtamaki OYJ	2,724	111,608
Kesko OYJ, Class B	4,731	318,770
Kone OYJ, Class B (a)	2,824	158,203
Metso OYJ	1,149	36,879
Neste OYJ	2,956	115,789
Nokia OYJ	2,147	8,125
Nokian Renkaat OYJ	3,255	84,309
Orion OYJ, Class B	3,120	123,207
Sampo OYJ, Class A	1,333	54,001
Stora Enso OYJ, Class R	1,492	17,552
UPM-Kymmene OYJ	3,027	92,202
Wartsila OYJ Abp	1,986	20,515

(Cost $1,301,658)		1,416,807

France — 5.5%
Accor SA	489	17,548
Aeroports de Paris	98	14,403
Air France-KLM*	427	3,240
Air Liquide SA	493	66,555
Airbus SE	60	7,125
Alstom SA	5,989	292,683
Amundi SA, 144A	176	12,499
Arkema SA	462	43,167
AXA SA	305	7,020
BioMerieux	322	29,481
Bollore SA	23,224	79,184
Bouygues SA	2,839	110,644

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
France (Continued)
Bureau Veritas SA	3,251	$78,742
Capgemini SE	732	79,779
Carrefour SA	3,981	68,414
Casino Guichard Perrachon SA (a)	517	19,984
Cie de Saint-Gobain	2,580	89,554
Cie Generale des Etablissements Michelin SCA	1,106	116,921
CNP Assurances	290	4,507
Covivio REIT	645	68,016
Danone SA	508	35,557
Dassault Aviation SA	15	15,472
Dassault Systemes SE	215	33,536
Edenred	2,408	124,768
Eiffage SA	1,295	137,157
Elis SA	2,399	41,504
Engie SA	9,341	154,217
Eurazeo SE	320	21,301
Eutelsat Communications SA	2,063	27,737
Gecina SA REIT	785	138,569
Getlink SE	3,479	55,718
Hermes International	24	16,609
ICADE REIT	88	8,724
Iliad SA (a)	103	14,290
Imerys SA	322	12,408
Ingenico Group SA	398	55,938
Ipsen SA	120	7,724
JCDecaux SA	418	9,550
Kering SA	68	37,781
Klepierre SA REIT (a)	2,369	70,312
Lagardere SCA	2,014	34,644
Legrand SA	1,511	114,556
L’Oreal SA	47	12,442
LVMH Moet Hennessy Louis Vuitton SE	10	4,074
Orange SA	7,010	93,865
Orpea	172	22,011
Pernod Ricard SA	152	24,444
Peugeot SA	2,255	43,360
Publicis Groupe SA	2,120	81,458
Remy Cointreau SA	173	17,340
Renault SA	106	3,085
Rexel SA	2,524	30,775
Rubis SCA	2,652	142,159
Safran SA	191	26,037
Sanofi	113	10,418
Sartorius Stedim Biotech	113	21,312
Schneider Electric SE	872	86,685
SCOR SE	936	33,415
SEB SA	297	38,888
Societe BIC SA	676	40,655
Sodexo SA (a)	773	73,651
Suez	12,137	190,379
Teleperformance	239	57,704
Thales SA	327	32,615
TOTAL SA	349	14,713
Ubisoft Entertainment SA*	122	9,030
Unibail-Rodamco-Westfield REIT	107	12,811
Valeo SA	590	14,763

	Number of Shares	Value
France (Continued)
Veolia Environnement SA	12,953	$368,938
Vinci SA	836	83,547
Vivendi SA	1,525	38,562
Wendel SA	86	10,457
Worldline SA, 144A*	192	14,521

(Cost $4,059,225)		4,031,652

Germany — 3.6%
adidas AG	251	69,079
Allianz SE	91	19,472
BASF SE	279	16,267
Bayerische Motoren Werke AG	216	13,982
Beiersdorf AG	405	42,218
Brenntag AG	1,131	50,203
Carl Zeiss Meditec AG	313	32,577
Continental AG	357	39,850
Covestro AG, 144A	465	17,617
Daimler AG	338	13,938
Deutsche Boerse AG	59	9,206
Deutsche Lufthansa AG	888	11,403
Deutsche Post AG	1,074	31,994
Deutsche Telekom AG	3,349	54,283
Deutsche Wohnen SE	3,850	154,191
DWS Group GmbH & Co. KGaA, 144A (d)	739	26,613
E.ON SE	13,924	159,525
Evonik Industries AG	829	20,407
Fielmann AG	640	44,290
Fraport AG Frankfurt Airport Services Worldwide	707	44,220
Fresenius Medical Care AG & Co. KGaA	255	19,417
Fresenius SE & Co. KGaA	311	14,490
FUCHS PETROLUB SE	417	14,520
GEA Group AG	991	26,060
Hannover Rueck SE	276	48,811
HeidelbergCement AG	1,488	88,001
Hella GmbH & Co. KGaA	214	8,777
Henkel AG & Co. KGaA	147	12,409
HOCHTIEF AG	367	35,859
HUGO BOSS AG	714	31,027
Infineon Technologies AG	1,314	27,127
KION Group AG	194	10,271
Knorr-Bremse AG	223	22,533
LANXESS AG	744	38,664
LEG Immobilien AG	2,961	351,597
Merck KGaA	982	117,630
METRO AG	901	10,377
MTU Aero Engines AG	413	100,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	202	51,189
Nemetschek SE	106	6,555
OSRAM Licht AG*	256	13,118
ProSiebenSat.1 Media SE	799	9,628
Puma SE	739	56,173
Rational AG	35	23,356
Rheinmetall AG	733	66,281
RWE AG	2,355	80,606
SAP SE	80	9,804

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Scout24 AG, 144A	711	$46,235
Siemens AG	187	19,144
Siemens Healthineers AG, 144A	107	4,308
Symrise AG	696	67,385
Talanx AG	317	14,005
Telefonica Deutschland Holding AG	3,668	9,513
TUI AG	1,069	8,193
Uniper SE	5,527	162,342
United Internet AG	214	6,349
Vonovia SE	2,788	148,775

(Cost $2,687,578)		2,651,987

Hong Kong — 4.5%
AIA Group Ltd.	773	7,628
ASM Pacific Technology Ltd.	2,671	31,652
Bank of East Asia Ltd.	1,370	2,911
Cafe de Coral Holdings Ltd.	28,557	62,588
Cathay Pacific Airways Ltd. (a)	18,582	23,892
Champion REIT	185,819	107,537
China Mengniu Dairy Co. Ltd.*	14,006	50,233
Chow Tai Fook Jewellery Group Ltd.	14,786	12,807
CK Asset Holdings Ltd.	22,448	140,281
CK Hutchison Holdings Ltd.	7,234	62,983
CK Infrastructure Holdings Ltd.	4,603	31,364
CLP Holdings Ltd.	10,631	111,589
Dairy Farm International Holdings Ltd.	2,865	13,752
First Pacific Co. Ltd.	54,983	15,451
Hang Lung Group Ltd.	23,456	59,114
Hang Lung Properties Ltd.	39,551	86,379
Hang Seng Bank Ltd.	213	4,442
Henderson Land Development Co. Ltd.	24,373	111,809
Hong Kong & China Gas Co. Ltd.	37,174	71,552
Hong Kong Exchanges & Clearing Ltd.	547	17,955
Hongkong Land Holdings Ltd.	23,600	115,876
Hutchison Port Holdings Trust, Class U	78,600	11,554
Hysan Development Co. Ltd.	34,919	125,910
Jardine Matheson Holdings Ltd.	500	27,200
Jardine Strategic Holdings Ltd.	300	8,613
Johnson Electric Holdings Ltd.	3,471	7,999
Kerry Logistics Network Ltd.	37,326	53,357
Kerry Properties Ltd.	34,439	97,885
Link REIT	39,342	364,490
MTR Corp. Ltd.	3,026	17,027
New World Development Co. Ltd.	139,291	179,095
NWS Holdings Ltd.	71,996	88,043
PCCW Ltd.	102,076	61,431
Power Assets Holdings Ltd.	24,409	173,834
Shun Tak Holdings Ltd.	30,303	12,832
Sino Land Co. Ltd.	63,568	86,464
Sun Art Retail Group Ltd.	5,588	7,142
Sun Hung Kai Properties Ltd.	7,837	111,425
Swire Pacific Ltd., Class A	12,973	116,861
Swire Pacific Ltd., Class B	19,655	27,542
Swire Properties Ltd.	22,876	67,662
Techtronic Industries Co. Ltd.	16,415	132,806
Towngas China Co. Ltd.*	12,633	7,327
Vitasoy International Holdings Ltd.	14,381	51,578

	Number of Shares	Value
Hong Kong (Continued)
VTech Holdings Ltd.	5,568	$48,692
WH Group Ltd., 144A	47,489	48,263
Wharf Holdings Ltd. (a)	3,893	8,213
Wharf Real Estate Investment Co. Ltd.	14,685	66,613
Wheelock & Co. Ltd.	7,940	60,469
Xinyi Glass Holdings Ltd.	15,963	19,746
Yue Yuen Industrial Holdings Ltd.	28,912	69,673

(Cost $3,718,032)		3,301,541

Ireland — 0.9%
CRH PLC	5,346	180,203
DCC PLC	596	42,113
Experian PLC	4,549	150,549
Flutter Entertainment PLC	726	76,652
Glanbia PLC	1,141	13,223
James Hardie Industries PLC CDI	1,342	24,426
Kerry Group PLC, Class A	451	56,971
Kingspan Group PLC	1,371	85,916
Smurfit Kappa Group PLC	174	5,774

(Cost $560,512)		635,827

Israel — 1.6%
Airport City Ltd.*	4,272	81,050
Alony Hetz Properties & Investments Ltd.	4,145	68,264
Amot Investments Ltd.	8,109	61,037
Azrieli Group Ltd.	657	47,797
Bank Hapoalim BM	5,286	41,287
Bank Leumi Le-Israel BM	11,468	74,430
Bezeq The Israeli Telecommunication Corp. Ltd.*	7,400	5,430
Delek Group Ltd.	40	3,916
Elbit Systems Ltd.	388	57,788
Fattal Holdings 1998 Ltd.	71	8,614
First International Bank of Israel Ltd.	1,128	30,227
Harel Insurance Investments & Financial Services Ltd.	2,248	13,289
Israel Chemicals Ltd.	20,194	74,786
Israel Corp. Ltd.*	31	4,353
Israel Discount Bank Ltd., Class A	17,563	73,494
Melisron Ltd.	600	37,292
Mizrahi Tefahot Bank Ltd.	1,929	49,725
Nice Ltd.*	1,000	159,821
Oil Refineries Ltd.	150,024	50,704
Paz Oil Co. Ltd.	954	104,488
Phoenix Holdings Ltd.	2,702	13,598
Shufersal Ltd.	8,012	50,600
Strauss Group Ltd.	2,260	67,967
Tower Semiconductor Ltd.*	370	7,119

(Cost $1,099,669)		1,187,076

Italy — 1.7%
A2A SpA	75,554	130,671
Assicurazioni Generali SpA	1,786	31,900
Atlantia SpA	1,178	25,084
Buzzi Unicem SpA	808	17,542
Buzzi Unicem SpA-RSP	1,277	16,833
Davide Campari-Milano SpA	2,516	20,838
DiaSorin SpA	383	43,123

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Enel SpA	13,488	$112,245
Eni SpA	4,391	53,818
Ferrari NV	141	21,924
Hera SpA	39,105	166,579
Infrastrutture Wireless Italiane SpA, 144A	4,904	49,828
Italgas SpA	15,312	93,045
Leonardo SpA	2,346	23,806
Mediobanca Banca di Credito Finanziario SpA	1,686	15,168
Moncler SpA	1,253	48,475
Pirelli & C SpA, 144A	881	4,116
Poste Italiane SpA, 144A	2,857	30,171
Prysmian SpA	406	9,535
Recordati SpA	1,451	61,650
Salvatore Ferragamo SpA	540	8,476
Snam SpA	24,121	118,462
Telecom Italia SpA*	20,184	11,088
Telecom Italia SpA-RSP	24,498	13,557
Terna Rete Elettrica Nazionale SpA	18,446	121,370
UnipolSai Assicurazioni SpA	2,743	6,773

(Cost $1,203,895)		1,256,077

Japan — 20.6%
ABC-Mart, Inc.	800	45,687
Advantest Corp.	400	18,226
Aeon Co. Ltd.	3,000	56,028
Aeon Mall Co. Ltd.	1,200	17,032
AGC, Inc.	1,200	34,488
Aica Kogyo Co. Ltd.	700	20,734
Ain Holdings, Inc.	100	5,785
Air Water, Inc.	3,500	46,368
Aisin Seiki Co. Ltd.	500	16,224
Ajinomoto Co., Inc.	3,500	58,796
Alfresa Holdings Corp.	5,500	96,676
Alps Alpine Co. Ltd.	300	4,614
Amada Holdings Co. Ltd.	6,800	63,546
Amano Corp.	2,800	68,790
ANA Holdings, Inc. (a)	2,400	64,692
Anritsu Corp. (a)	400	6,579
Asahi Group Holdings Ltd.	2,300	88,490
Asahi Intecc Co. Ltd.	600	14,385
Asahi Kasei Corp.	2,709	22,621
Astellas Pharma, Inc.	4,400	69,305
Autobacs Seven Co. Ltd.	2,500	32,054
Azbil Corp.	5,700	141,252
Bandai Namco Holdings, Inc.	2,400	119,483
Benesse Holdings, Inc.	300	7,737
Bic Camera, Inc.	1,200	10,602
Bridgestone Corp.	4,800	160,467
Brother Industries Ltd.	1,100	19,611
Calbee, Inc.	500	12,808
Canon Marketing Japan, Inc.	1,200	27,746
Canon, Inc.	4,000	101,367
Capcom Co. Ltd.	654	17,813
Casio Computer Co. Ltd.	700	12,051
Central Japan Railway Co.	250	41,209
Chubu Electric Power Co., Inc.	16,600	216,609

	Number of Shares	Value
Japan (Continued)
Chugai Pharmaceutical Co. Ltd.	200	$21,722
Chugoku Electric Power Co., Inc.	11,600	154,430
Citizen Watch Co. Ltd.	1,700	6,730
Coca-Cola Bottlers Japan Holdings, Inc.	875	20,158
COMSYS Holdings Corp.	2,200	54,335
Cosmos Pharmaceutical Corp.	129	28,021
Dai Nippon Printing Co. Ltd.	2,900	69,768
Daicel Corp.	2,900	25,030
Daido Steel Co. Ltd.	100	3,639
Daifuku Co. Ltd.	100	5,952
Daiichikosho Co. Ltd.	1,355	55,398
Daikin Industries Ltd.	300	40,954
Daito Trust Construction Co. Ltd.	2,643	268,919
Daiwa House Industry Co. Ltd.	4,200	116,014
DeNA Co. Ltd.	600	7,726
Denka Co. Ltd.	1,200	30,349
Denso Corp.	688	26,917
Dentsu Group, Inc.	834	21,742
DIC Corp.	1,100	26,096
Disco Corp.	111	22,516
Dowa Holdings Co. Ltd.	600	19,830
East Japan Railway Co.	800	61,699
Ebara Corp.	600	14,301
Electric Power Development Co. Ltd.	3,200	68,708
Ezaki Glico Co. Ltd.	300	12,363
FamilyMart Co. Ltd.	344	7,609
Fancl Corp.	400	9,857
FANUC Corp.	100	16,660
Fast Retailing Co. Ltd.	11	5,450
FP Corp.	400	24,030
Fuji Electric Co. Ltd.	454	12,471
Fuji Media Holdings, Inc.	800	9,456
Fuji Seal International, Inc.	300	5,343
FUJIFILM Holdings Corp.	1,600	78,276
Fujitsu General Ltd.	400	7,958
Fujitsu Ltd.	277	28,788
Fukuyama Transporting Co. Ltd.	700	21,026
Glory Ltd.	2,200	58,618
GS Yuasa Corp.	800	14,144
H2O Retailing Corp.	700	5,406
Hakuhodo DY Holdings, Inc.	5,600	65,363
Hamamatsu Photonics KK	1,100	42,678
Hankyu Hanshin Holdings, Inc.	2,700	88,861
Haseko Corp.	2,900	37,371
Heiwa Corp.	800	14,937
Hikari Tsushin, Inc.	100	18,996
Hino Motors Ltd.	1,600	13,231
Hirose Electric Co. Ltd.	305	32,404
HIS Co. Ltd.	200	3,949
Hitachi Chemical Co. Ltd.	2,300	97,126
Hitachi High-Tech Corp.	800	59,111
Hitachi Ltd.	4,300	144,988
Hitachi Metals Ltd.	1,100	15,735
Hitachi Transport System Ltd.	1,200	32,329
Hokkaido Electric Power Co., Inc.	3,700	16,122
Hokuriku Electric Power Co.*	1,200	8,121
Honda Motor Co. Ltd.	1,000	25,954

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Horiba Ltd.	500	$27,303
Hoshizaki Corp.	100	8,474
House Foods Group, Inc.	2,500	73,819
Hoya Corp.	700	62,358
Hulic Co. Ltd.	3,600	40,317
Ibiden Co. Ltd.	600	13,289
Idemitsu Kosan Co. Ltd.	201	4,953
Iida Group Holdings Co. Ltd.	900	12,174
Inpex Corp.	1,500	12,973
Isetan Mitsukoshi Holdings Ltd.	900	5,899
Isuzu Motors Ltd.	2,100	19,780
Ito En Ltd.	600	26,478
ITOCHU Corp.	13,900	317,201
Itochu Techno-Solutions Corp.	700	19,430
Itoham Yonekyu Holdings, Inc.	1,500	8,288
J. Front Retailing Co. Ltd.	900	9,570
Japan Airlines Co. Ltd.	3,300	81,930
Japan Petroleum Exploration Co. Ltd.	400	8,570
Japan Tobacco, Inc.	2,300	45,716
JFE Holdings, Inc.	400	3,716
JSR Corp.	1,600	28,183
JTEKT Corp.	500	4,881
JXTG Holdings, Inc.	4,250	17,100
Kagome Co. Ltd.	800	17,266
Kajima Corp.	4,000	43,128
Kakaku.com, Inc.	686	14,691
Kaken Pharmaceutical Co. Ltd.	200	9,716
Kamigumi Co. Ltd.	5,500	105,702
Kandenko Co. Ltd.	4,500	38,173
Kaneka Corp.	422	11,381
Kansai Electric Power Co., Inc.	5,000	53,979
Kansai Paint Co. Ltd.	2,188	47,811
Kao Corp.	800	58,354
Kawasaki Heavy Industries Ltd.	500	9,085
KDDI Corp.	1,500	42,525
Keihan Holdings Co. Ltd.	1,300	52,788
Keikyu Corp.	2,600	39,483
Keio Corp.	1,000	48,116
Keisei Electric Railway Co. Ltd.	1,100	35,234
Kewpie Corp.	3,000	55,208
Keyence Corp.	50	15,950
Kikkoman Corp.	500	23,223
Kinden Corp.	5,400	81,652
Kintetsu Group Holdings Co. Ltd.	2,600	112,446
Kirin Holdings Co. Ltd.	3,800	73,101
Kissei Pharmaceutical Co. Ltd.	300	7,273
Kobayashi Pharmaceutical Co. Ltd.	400	29,110
Koei Tecmo Holdings Co. Ltd.	740	18,393
Koito Manufacturing Co. Ltd.	400	15,798
Kokuyo Co. Ltd.	2,300	32,581
Komatsu Ltd.	791	16,005
Konami Holdings Corp.	1,600	57,776
Kose Corp.	69	8,278
K’s Holdings Corp.	3,400	37,415
Kubota Corp.	2,100	29,651
Kuraray Co. Ltd.	5,300	55,228
Kurita Water Industries Ltd.	3,200	82,918

	Number of Shares	Value
Japan (Continued)
Kyocera Corp.	1,800	$113,408
Kyoritsu Maintenance Co. Ltd.	200	6,147
Kyowa Exeo Corp.	1,300	28,431
Kyowa Kirin Co. Ltd.	800	19,061
Kyudenko Corp.	100	2,680
Kyushu Electric Power Co., Inc.	9,200	66,698
Kyushu Railway Co.	4,626	139,168
Lawson, Inc.	800	42,498
Lintec Corp.	1,500	32,123
Lion Corp.	1,306	21,624
LIXIL Group Corp.	1,300	19,524
M3, Inc.	600	15,497
Mabuchi Motor Co. Ltd.	500	17,360
Maeda Road Construction Co. Ltd.	2,900	85,899
Makita Corp.	300	10,388
Mani, Inc.	400	8,499
Marubeni Corp.	5,900	39,208
Maruha Nichiro Corp.	200	4,202
Maruichi Steel Tube Ltd.	1,350	32,791
Matsumotokiyoshi Holdings Co. Ltd.	500	16,386
Mazda Motor Corp.	2,000	13,906
Medipal Holdings Corp.	7,200	131,631
Megmilk Snow Brand Co. Ltd.	200	4,033
MEIJI Holdings Co. Ltd.	1,700	101,497
MINEBEA MITSUMI, Inc.	651	11,491
MISUMI Group, Inc.	500	10,555
Mitsubishi Chemical Holdings Corp.	5,200	35,014
Mitsubishi Corp.	3,700	92,273
Mitsubishi Electric Corp.	7,200	91,514
Mitsubishi Estate Co. Ltd.	2,100	35,900
Mitsubishi Gas Chemical Co., Inc.	1,000	15,167
Mitsubishi Heavy Industries Ltd.	6,121	194,017
Mitsubishi Logistics Corp.	900	20,784
Mitsubishi Materials Corp.	2,200	50,296
Mitsubishi Shokuhin Co. Ltd.	900	21,886
Mitsui & Co. Ltd.	8,500	140,544
Mitsui Chemicals, Inc.	3,600	78,064
Mitsui Fudosan Co. Ltd.	1,000	22,969
Mitsui OSK Lines Ltd.	200	4,155
Miura Co. Ltd.	553	18,098
Mochida Pharmaceutical Co. Ltd.	700	24,628
Morinaga & Co. Ltd.	500	19,770
Morinaga Milk Industry Co. Ltd.	400	14,203
MS&AD Insurance Group Holdings, Inc.	900	29,061
Murata Manufacturing Co. Ltd.	417	22,117
Nabtesco Corp.	800	21,597
Nagase & Co. Ltd.	3,200	38,478
Nagoya Railroad Co. Ltd.	4,100	107,152
Nankai Electric Railway Co. Ltd.	1,300	28,732
NEC Corp.	700	26,218
NET One Systems Co. Ltd.	400	8,318
Nexon Co. Ltd.	400	6,367
NGK Insulators Ltd.	1,600	25,172
NH Foods Ltd.	2,500	94,331
NHK Spring Co. Ltd.	2,100	16,042
Nichirei Corp.	700	17,866
Nidec Corp.	136	16,113

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nifco, Inc.	1,700	$41,308
Nihon Kohden Corp.	700	20,832
Nihon M&A Center, Inc.	300	9,123
Nihon Unisys Ltd.	1,300	39,230
Nikon Corp.	2,700	27,760
Nippo Corp.	2,800	63,520
Nippon Electric Glass Co. Ltd.	400	6,760
Nippon Express Co. Ltd.	900	43,137
Nippon Kayaku Co. Ltd.	6,300	69,737
Nippon Paint Holdings Co. Ltd.	100	4,566
Nippon Paper Industries Co. Ltd.	2,500	36,249
Nippon Shinyaku Co. Ltd.	300	22,222
Nippon Shokubai Co. Ltd.	500	25,402
Nippon Steel Corp.	3,013	33,967
Nippon Telegraph & Telephone Corp.	1,000	23,451
Nippon Television Holdings, Inc.	500	6,045
Nippon Yusen KK	300	4,294
Nipro Corp.	400	4,265
Nishi-Nippon Railroad Co. Ltd.	700	15,400
Nissan Chemical Corp.	883	37,370
Nissan Motor Co. Ltd.	2,200	9,456
Nissan Shatai Co. Ltd.	1,500	13,823
Nisshin Seifun Group, Inc.	3,700	62,636
Nissin Foods Holdings Co. Ltd.	584	46,020
Nitori Holdings Co. Ltd.	243	33,713
Nitto Denko Corp.	500	25,124
Noevir Holdings Co. Ltd.	200	8,529
NOF Corp.	2,400	77,096
NOK Corp.	800	10,168
Nomura Real Estate Holdings, Inc.	1,400	30,216
Nomura Research Institute Ltd.	2,230	48,687
NS Solutions Corp.	200	5,548
NSK Ltd.	500	3,833
NTT Data Corp.	1,100	13,166
NTT DOCOMO, Inc.	800	21,712
Obayashi Corp.	10,800	109,036
Obic Co. Ltd.	300	36,963
Odakyu Electric Railway Co. Ltd.	1,400	27,049
Oji Holdings Corp.	5,500	26,260
OKUMA Corp.	200	8,492
Olympus Corp.	456	8,294
Omron Corp.	1,600	86,627
Oracle Corp.	200	15,649
Oriental Land Co. Ltd.	200	22,741
ORIX Corp.	3,600	58,139
Osaka Gas Co. Ltd.	6,200	100,301
OSG Corp.	1,600	24,015
Otsuka Corp.	1,200	51,342
Otsuka Holdings Co. Ltd.	300	11,348
PALTAC Corp.	1,000	42,368
Pan Pacific International Holdings Corp.	5,000	82,881
Panasonic Corp.	800	7,643
Park24 Co. Ltd.	1,500	29,245
Penta-Ocean Construction Co. Ltd.	1,000	5,331
Persol Holdings Co. Ltd.	1,200	15,898
Pigeon Corp.	100	3,393
Rakuten, Inc.	3,300	27,626

	Number of Shares	Value
Japan (Continued)
Recruit Holdings Co. Ltd.	785	$27,349
Relo Group, Inc.	700	15,322
Rengo Co. Ltd.	5,400	36,596
Resona Holdings, Inc.	1,100	4,173
Resorttrust, Inc.	600	7,932
Ricoh Co. Ltd.	1,200	11,181
Rinnai Corp.	700	47,828
Rohm Co. Ltd.	200	13,165
Rohto Pharmaceutical Co. Ltd.	300	8,538
Ryohin Keikaku Co. Ltd.	240	3,289
Sankyo Co. Ltd.	800	26,292
Sankyu, Inc.	2,500	106,499
Sanrio Co. Ltd.	200	3,026
Santen Pharmaceutical Co. Ltd.	2,700	43,354
Sanwa Holdings Corp.	4,900	45,064
Sapporo Holdings Ltd.	1,200	24,075
Sawai Pharmaceutical Co. Ltd.	800	45,390
SCSK Corp.	500	25,819
Secom Co. Ltd.	1,700	135,146
Sega Sammy Holdings, Inc.	500	6,596
Seibu Holdings, Inc.	2,100	29,709
Seiko Epson Corp.	1,000	14,166
Seino Holdings Co. Ltd.	4,100	44,472
Sekisui Chemical Co. Ltd.	6,500	96,959
Sekisui House Ltd.	9,200	180,563
Seven & i Holdings Co. Ltd.	2,300	78,810
SG Holdings Co. Ltd.	2,200	43,402
Shikoku Electric Power Co., Inc.	1,300	9,907
Shimadzu Corp.	1,000	24,364
Shimamura Co. Ltd. (a)	300	20,053
Shimano, Inc.	266	37,287
Shimizu Corp.	5,400	49,161
Shin-Etsu Chemical Co. Ltd.	1,100	123,854
Shionogi & Co. Ltd.	900	48,769
Shiseido Co. Ltd.	100	5,950
SHO-BOND Holdings Co. Ltd.	600	21,916
SKY Perfect JSAT Holdings, Inc.	2,900	12,502
Skylark Holdings Co. Ltd.	3,600	54,001
SMC Corp.	84	33,541
Softbank Corp.	500	6,548
Sohgo Security Services Co. Ltd.	800	37,454
Sojitz Corp.	19,100	55,247
Sompo Holdings, Inc.	500	18,616
Sony Corp.	800	49,032
Sony Financial Holdings, Inc.	400	8,003
Sotetsu Holdings, Inc.	700	15,938
Square Enix Holdings Co. Ltd.	400	16,131
Stanley Electric Co. Ltd.	1,100	26,882
Subaru Corp.	1,700	41,284
Sugi Holdings Co. Ltd.	1,300	61,586
Sumitomo Bakelite Co. Ltd.	300	9,011
Sumitomo Chemical Co. Ltd.	8,700	31,698
Sumitomo Corp.	7,200	103,096
Sumitomo Dainippon Pharma Co. Ltd.	300	4,342
Sumitomo Electric Industries Ltd.	4,300	51,445
Sumitomo Forestry Co. Ltd.	600	8,944
Sumitomo Heavy Industries Ltd.	1,509	32,904

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Sumitomo Metal Mining Co. Ltd.	693	$17,254
Sumitomo Mitsui Financial Group, Inc.	100	3,230
Sumitomo Osaka Cement Co. Ltd.	1,300	44,533
Sumitomo Realty & Development Co. Ltd.	771	24,102
Sumitomo Rubber Industries Ltd.	2,000	20,822
Sundrug Co. Ltd.	600	18,773
Suntory Beverage & Food Ltd.	1,300	49,534
Suzuken Co. Ltd.	4,200	139,202
Suzuki Motor Corp.	500	20,104
Taiheiyo Cement Corp.	1,500	37,032
Taisei Corp.	234	8,016
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,202
Takashimaya Co. Ltd.	1,900	17,773
TDK Corp.	100	9,688
TechnoPro Holdings, Inc.	400	23,808
Teijin Ltd.	5,500	90,507
Terumo Corp.	216	6,965
THK Co. Ltd.	700	16,049
TIS, Inc.	1,300	77,013
Tobu Railway Co. Ltd.	2,700	80,601
Toho Co. Ltd.	2,300	70,899
Toho Gas Co. Ltd.	2,500	85,408
Tohoku Electric Power Co., Inc.	8,500	74,704
Tokai Rika Co. Ltd.	1,200	18,100
Tokio Marine Holdings, Inc.	600	32,268
Tokyo Broadcasting System Holdings, Inc.	300	4,684
Tokyo Electric Power Co. Holdings, Inc.*	17,700	67,279
Tokyo Electron Ltd.	386	79,891
Tokyo Gas Co. Ltd.	9,900	200,359
Tokyo Tatemono Co. Ltd.	1,100	15,022
Tokyu Corp.	3,300	50,663
Tokyu Fudosan Holdings Corp.	1,500	9,470
Toppan Printing Co. Ltd.	6,100	106,375
Toray Industries, Inc.	19,300	111,776
Toshiba Corp.	600	16,270
Tosoh Corp.	3,000	41,190
TOTO Ltd.	480	18,223
Toyo Seikan Group Holdings Ltd.	1,500	24,058
Toyo Suisan Kaisha Ltd.	2,800	110,972
Toyoda Gosei Co. Ltd.	700	14,965
Toyota Industries Corp.	300	15,881
Toyota Motor Corp.	100	6,607
Toyota Tsusho Corp.	1,500	45,404
Trend Micro, Inc.	400	19,914
TS Tech Co. Ltd.	700	18,288
Tsuruha Holdings, Inc.	400	46,465
TV Asahi Holdings Corp.	300	5,076
Ube Industries Ltd.	1,600	29,192
Unicharm Corp.	877	28,441
Ushio, Inc.	1,200	15,019
USS Co. Ltd.	2,900	45,867
Wacoal Holdings Corp.	1,000	23,400
Welcia Holdings Co. Ltd.	400	24,104
West Japan Railway Co.	2,300	162,438
Yakult Honsha Co. Ltd.	200	9,150
Yamada Denki Co. Ltd.	15,900	76,504

	Number of Shares	Value
Japan (Continued)
Yamaha Corp.	581	$28,548
Yamato Holdings Co. Ltd.	1,200	18,935
Yamato Kogyo Co. Ltd.	700	14,666
Yamazaki Baking Co. Ltd.	1,300	22,116
Yaoko Co. Ltd.	400	21,657
Yaskawa Electric Corp.	400	12,553
Yokogawa Electric Corp.	1,400	22,545
Yokohama Rubber Co. Ltd.	900	14,660
Z Holdings Corp.	3,800	13,845
Zenkoku Hosho Co. Ltd.	900	33,751
Zensho Holdings Co. Ltd.	1,000	18,273
Zeon Corp.	4,300	41,180

(Cost $16,507,937)		15,096,401

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $17,940)	696	15,895

Luxembourg (c) — 0.5%
Aroundtown SA	37,042	318,512
Eurofins Scientific SE (a)	14	6,994
RTL Group SA	567	23,518
SES SA	1,975	22,519
Tenaris SA	819	7,348

(Cost $422,659)		378,891

Macau (c) — 0.0%
Sands China Ltd. (Cost $6,964)	1,467	6,824

Netherlands — 2.5%
Aalberts NV	2,657	98,502
Akzo Nobel NV	191	15,137
ASML Holding NV	114	31,068
ASR Nederland NV	721	23,855
Euronext NV, 144A	1,581	130,683
EXOR NV	315	22,172
GrandVision NV, 144A	1,329	40,204
Heineken Holding NV	521	45,669
Heineken NV	204	20,217
ING Groep NV	1,029	9,731
Koninklijke Ahold Delhaize NV	18,306	425,892
Koninklijke DSM NV	1,570	175,475
Koninklijke KPN NV	46,995	113,619
Koninklijke Philips NV	1,780	75,707
Koninklijke Vopak NV	662	31,378
NN Group NV	291	9,858
QIAGEN NV*	286	10,430
Randstad NV	3,310	169,831
Royal Dutch Shell PLC, Class A	501	10,632
Royal Dutch Shell PLC, Class B	423	8,988
Signify NV, 144A	5,036	148,252
Takeaway.com NV, 144A*	221	19,251
Wolters Kluwer NV	2,183	159,030

(Cost $1,773,418)		1,795,581

New Zealand — 1.5%
Air New Zealand Ltd.	28,780	40,521
Auckland International Airport Ltd.	18,670	91,135
Contact Energy Ltd.	40,579	168,633

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
New Zealand (Continued)
Fisher & Paykel Healthcare Corp. Ltd.	12,517	$200,148
Fletcher Building Ltd.	7,839	25,235
Kiwi Property Group Ltd.	69,594	62,590
Mercury NZ Ltd.	26,766	79,439
Meridian Energy Ltd.	24,474	70,132
Ryman Healthcare Ltd.	10,850	102,628
SKYCITY Entertainment Group Ltd.	22,436	44,531
Spark New Zealand Ltd.	80,178	225,527

(Cost $1,018,183)		1,110,519

Norway — 0.9%
Adevinta ASA*	2,145	22,329
DNB ASA	857	14,106
Equinor ASA (a)	988	14,734
Gjensidige Forsikring ASA	949	18,936
Leroy Seafood Group ASA	7,182	43,539
Mowi ASA	4,791	100,126
Norsk Hydro ASA	4,732	13,319
Orkla ASA	24,270	202,989
Salmar ASA	1,566	69,539
Schibsted ASA, Class A	184	4,608
Schibsted ASA, Class B	695	16,568
Telenor ASA	6,575	104,368
Yara International ASA	918	33,049

(Cost $741,970)		658,210

Poland — 0.6%
Bank Polska Kasa Opieki SA	796	17,775
CD Projekt SA	74	5,227
Cyfrowy Polsat SA	3,189	20,383
Dino Polska SA, 144A*	204	7,337
Grupa Lotos SA	5,091	76,778
KGHM Polska Miedz SA*	770	13,776
LPP SA	3	5,250
PGE Polska Grupa Energetyczna SA*	17,422	19,752
Polski Koncern Naftowy ORLEN SA	10,336	153,728
Polskie Gornictwo Naftowe i Gazownictwo SA	49,234	39,560
Powszechna Kasa Oszczednosci Bank Polski SA	1,702	13,507
Powszechny Zaklad Ubezpieczen SA	2,862	25,225

(Cost $647,164)		398,298

Portugal — 0.5%
EDP — Energias de Portugal SA	38,674	179,272
Galp Energia SGPS SA	4,677	63,550
Jeronimo Martins SGPS SA	5,370	93,819

(Cost $315,330)		336,641

Singapore — 4.1%
Ascendas Real Estate Investment Trust REIT	74,124	162,513
BOC Aviation Ltd., 144A	9,437	81,921
CapitaLand Commercial Trust REIT	96,295	128,329
CapitaLand Ltd.	22,300	56,401
CapitaLand Mall Trust REIT	108,300	176,142
City Developments Ltd.	3,500	24,500
ComfortDelGro Corp. Ltd.	152,800	213,484

	Number of Shares	Value
Singapore (Continued)
DBS Group Holdings Ltd.	1,200	$20,729
Frasers Property Ltd.	11,100	12,168
Genting Singapore Ltd.	77,300	45,138
Golden Agri-Resources Ltd.	38,300	5,488
Jardine Cycle & Carriage Ltd.	2,193	42,188
Keppel REIT	12,200	10,751
Keppel Corp. Ltd.	17,700	80,403
Mapletree Commercial Trust REIT	168,829	254,024
Mapletree Industrial Trust REIT	80,851	155,249
Mapletree Logistics Trust REIT	165,600	219,503
Mapletree North Asia Commercial Trust REIT	199,000	156,839
Olam International Ltd.	38,700	47,138
Oversea-Chinese Banking Corp. Ltd.	3,923	29,794
SATS Ltd.	30,500	88,067
Sembcorp Industries Ltd.	19,300	25,305
SIA Engineering Co. Ltd.	12,400	21,678
Singapore Airlines Ltd.	28,400	162,786
Singapore Exchange Ltd.	39,700	241,494
Singapore Post Ltd.	34,300	19,292
Singapore Press Holdings Ltd.	27,000	36,562
Singapore Technologies Engineering Ltd.	61,400	183,448
Singapore Telecommunications Ltd.	37,000	79,530
StarHub Ltd.	14,300	15,266
Suntec Real Estate Investment Trust REIT	38,500	46,894
United Overseas Bank Ltd.	1,500	26,309
UOL Group Ltd.	3,600	19,010
Venture Corp. Ltd.	8,200	96,647
Wilmar International Ltd.	17,900	50,916

(Cost $3,115,342)		3,035,906

South Africa (c) — 0.0%
Investec PLC (Cost $11,988)	1,702	8,524

South Korea — 2.7%
BGF retail Co. Ltd.	43	5,364
BNK Financial Group, Inc.	1,086	5,517
Cheil Worldwide, Inc.	2,822	44,961
CJ CheilJedang Corp.	62	12,456
CJ Logistics Corp.*	115	12,641
Coway Co. Ltd.	895	50,774
Daelim Industrial Co. Ltd.*	943	56,293
DB Insurance Co. Ltd.	237	8,450
Doosan Bobcat, Inc.	1,075	25,138
Doosan Co. Ltd.	88	4,043
Doosan Fuel Cell Co. Ltd.*	296	1,638
Doosan Solus Co. Ltd.*	163	3,322
E-MART, Inc.	56	4,841
Fila Holdings Corp.	179	5,660
GS Engineering & Construction Corp.	163	3,523
GS Holdings Corp.	2,176	73,907
GS Retail Co. Ltd.	324	9,430
Hana Financial Group, Inc.	512	13,237
Hankook Tire & Technology Co. Ltd.	606	12,724
Hanon Systems	896	7,783
Hanwha Corp.	402	6,637
Hite Jinro Co. Ltd.	514	11,258
Hyundai Department Store Co. Ltd.	390	22,767

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Hyundai Glovis Co. Ltd.	430	$43,549
Hyundai Heavy Industries Holdings Co. Ltd.	105	23,386
Hyundai Mobis Co. Ltd.	418	72,277
Hyundai Motor Co.	278	26,324
Hyundai Steel Co.	302	5,931
Industrial Bank of Korea	1,202	9,412
Kangwon Land, Inc.*	1,965	36,889
KB Financial Group, Inc.	684	21,908
KCC Corp.	35	4,798
KCC Glass Corp.*	33	723
KEPCO Plant Service & Engineering Co. Ltd.*	507	13,880
Kia Motors Corp.	9,387	280,180
Korea Electric Power Corp.	2,055	36,041
Korea Gas Corp.	201	4,650
Korea Zinc Co. Ltd.	287	97,951
Korean Air Lines Co. Ltd.*	552	10,135
KT&G Corp.	1,661	115,839
Kumho Petrochemical Co. Ltd.	110	5,371
LG Chem Ltd.	48	14,544
LG Corp.	1,488	82,701
LG Electronics, Inc.	1,343	66,791
LG Household & Health Care Ltd.	7	7,037
LG Uplus Corp.	1,280	13,912
Lotte Chemical Corp.	32	4,940
LOTTE Fine Chemical Co. Ltd.	466	12,739
Mando Corp.	362	8,882
NAVER Corp.	227	32,522
NCSoft Corp.	79	42,216
NongShim Co. Ltd.	116	25,215
Ottogi Corp.	15	6,138
POSCO	322	51,833
Posco International Corp.	283	3,484
S-1 Corp.	520	35,195
Samsung C&T Corp.	296	25,713
Samsung Electro-Mechanics Co. Ltd.	99	10,271
Samsung Electronics Co. Ltd.	457	20,395
Samsung Fire & Marine Insurance Co. Ltd.	232	37,823
Samsung SDI Co. Ltd.	18	4,372
Shinhan Financial Group Co. Ltd.	589	15,665
SK Holdings Co. Ltd.	53	8,379
SK Hynix, Inc.	1,404	101,615
SK Innovation Co. Ltd.	725	67,456
SK Telecom Co. Ltd.	235	41,118
SKC Co. Ltd.	115	4,867
S-Oil Corp.	87	4,771
Woori Financial Group, Inc.	961	7,604
Yuhan Corp.	54	9,515

(Cost $2,442,688)		1,979,321

Spain — 2.2%
Acciona SA (a)	1,014	127,422
ACS Actividades de Construccion y Servicios SA	2,984	88,008
Aena SME SA, 144A	379	60,365

	Number of Shares	Value
Spain (Continued)
Amadeus IT Group SA	504	$35,155
Banco Bilbao Vizcaya Argentaria SA	3,152	15,008
Bankinter SA	1,760	10,324
Cellnex Telecom SA, 144A*	1,271	61,248
Corp. Financiera Alba SA	304	13,524
EDP Renovaveis SA	1,528	20,477
Enagas SA	7,931	203,856
Endesa SA	3,206	81,808
Ferrovial SA	177	5,032
Fomento de Construcciones y Contratas SA	876	10,315
Grifols SA	619	19,718
Iberdrola SA	10,555	119,652
Industria de Diseno Textil SA	268	8,281
Inmobiliaria Colonial Socimi SA REIT	7,985	101,043
Mapfre SA	4,427	9,847
Merlin Properties Socimi SA REIT	18,689	239,162
Naturgy Energy Group SA	538	12,428
Red Electrica Corp. SA	9,143	174,198
Repsol SA	6,840	76,111
Siemens Gamesa Renewable Energy SA	269	4,292
Telefonica SA	20,349	119,809
Zardoya Otis SA	2,347	17,466

(Cost $1,719,675)		1,634,549

Sweden — 5.0%
Alfa Laval AB	2,069	46,117
Assa Abloy AB, Class B	4,764	105,598
Atlas Copco AB, Class A	2,104	73,590
Atlas Copco AB, Class B	1,762	53,759
Boliden AB	5,738	117,422
Castellum AB	25,485	580,931
Electrolux AB, Series B	10,972	220,060
Elekta AB, Class B	2,881	30,073
Epiroc AB, Class A	3,577	40,787
Epiroc AB, Class B	2,828	31,284
Essity AB, Class B	4,196	124,472
Fastighets AB Balder, Class B*	7,850	365,817
Hennes & Mauritz AB, Class B	5,015	89,674
Hexagon AB, Class B	876	46,316
Husqvarna AB, Class B	3,584	23,740
ICA Gruppen AB	3,128	116,085
Investment AB Latour, Class B	2,740	42,421
L E Lundbergforetagen AB, Class B	991	40,580
Lundin Petroleum AB	963	26,739
Nibe Industrier AB, Class B	4,227	67,753
Sandvik AB	7,643	124,873
Securitas AB, Class B	7,839	105,435
Skandinaviska Enskilda Banken AB, Class A	2,169	20,457
Skanska AB, Class B	22,676	488,599
SKF AB, Class B	8,529	147,794
Svenska Cellulosa AB SCA, Class B	5,132	48,519
Svenska Handelsbanken AB, Class A	857	8,528
Swedbank AB, Class A	974	14,542
Swedish Match AB	2,045	118,037
Swedish Orphan Biovitrum AB*	293	4,943

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Tele2 AB, Class B	458	$6,588
Telefonaktiebolaget LM Ericsson, Class B	3,286	25,990
Telia Co. AB	40,714	159,285
Trelleborg AB, Class B	2,640	40,383
Volvo AB, Class B	7,320	112,347

(Cost $3,467,595)		3,669,538

Switzerland — 4.3%
ABB Ltd.	1,512	32,506
Adecco Group AG	8,306	440,893
Alcon, Inc.*	491	29,908
Baloise Holding AG	248	39,687
Banque Cantonale Vaudoise	8	6,413
Barry Callebaut AG	24	49,168
Chocoladefabriken Lindt & Spruengli AG	1	86,471
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	62,235
Cie Financiere Richemont SA	408	27,567
Clariant AG*	1,299	27,216
Coca-Cola HBC AG*	2,560	80,897
DKSH Holding AG	1,311	73,341
Dufry AG*	206	14,944
EMS-Chemie Holding AG	67	39,005
Flughafen Zurich AG	499	75,060
Geberit AG	409	202,398
Georg Fischer AG	73	61,917
Givaudan SA	30	93,166
Helvetia Holding AG	206	27,220
Julius Baer Group Ltd.*	260	10,801
Kuehne + Nagel International AG	841	122,116
LafargeHolcim Ltd.*	1,607	74,228
Logitech International SA	1,129	43,238
Lonza Group AG*	145	57,284
Nestle SA	243	24,816
Novartis AG	179	15,025
OC Oerlikon Corp. AG	2,422	22,432
Pargesa Holding SA	230	16,764
Partners Group Holding AG	112	96,154
PSP Swiss Property AG	904	133,179
Roche Holding AG	85	27,196
Schindler Holding AG	111	23,761
Schindler Holding AG Participation Certificates	217	48,088
SGS SA	49	121,393
Sika AG	752	133,161
Sonova Holding AG	636	150,992
STMicroelectronics NV	1,448	38,825
Straumann Holding AG	87	80,982
Sulzer AG	150	13,676
Swatch Group AG — Bearer	67	15,359
Swatch Group AG — Registered	121	5,163
Swiss Life Holding AG	123	55,734
Swiss Prime Site AG	740	88,682
Swiss Re AG	210	19,882
Swisscom AG	327	173,508
Temenos AG*	269	38,143
Vifor Pharma AG	134	22,247

	Number of Shares	Value
Switzerland (Continued)
Zurich Insurance Group AG	57	$21,841

(Cost $2,973,037)		3,164,682

United Kingdom — 13.4%
3i Group PLC	30,879	397,573
Admiral Group PLC	8,305	224,041
Amcor PLC, Class CDI	17,689	164,460
Ashmore Group PLC	12,226	72,178
Ashtead Group PLC	2,411	73,571
Associated British Foods PLC	3,140	90,442
AstraZeneca PLC	140	12,149
Auto Trader Group PLC, 144A	12,658	84,009
AVEVA Group PLC	264	14,797
Aviva PLC	3,506	15,710
B&M European Value Retail SA	10,578	45,006
Babcock International Group PLC	3,609	20,444
BAE Systems PLC	9,503	73,849
Barratt Developments PLC	30,420	294,214
Bellway PLC	5,242	249,278
Berkeley Group Holdings PLC	4,917	298,574
BP PLC	5,250	26,565
British American Tobacco PLC	684	26,756
BT Group PLC	57,736	104,439
Bunzl PLC	5,065	120,980
Burberry Group PLC	3,951	83,219
Centrica PLC	18,608	17,141
CNH Industrial NV	2,283	20,940
Compass Group PLC	2,347	51,278
Croda International PLC	1,402	81,552
Derwent London PLC REIT	1,613	80,763
Diageo PLC	790	27,906
Direct Line Insurance Group PLC	85,084	333,641
DS Smith PLC	2,316	9,295
easyJet PLC	1,170	16,446
Ferguson PLC	3,768	324,387
Fiat Chrysler Automobiles NV	690	8,521
G4S PLC	8,749	19,126
GlaxoSmithKline PLC	1,662	33,164
Halma PLC	8,004	197,212
Hargreaves Lansdown PLC	1,349	26,475
Howden Joinery Group PLC	22,226	180,556
IMI PLC	4,563	58,633
Imperial Brands PLC	2,978	59,141
Inchcape PLC	16,314	120,235
Informa PLC	647	5,639
InterContinental Hotels Group PLC	3,132	172,102
International Consolidated Airlines Group SA	4,114	24,803
Intertek Group PLC	1,444	97,201
ITV PLC	43,041	64,075
J Sainsbury PLC	4,150	10,376
JD Sports Fashion PLC	5,702	53,677
John Wood Group PLC	1,445	6,759
Johnson Matthey PLC	689	22,098
Kingfisher PLC	69,487	168,059
Legal & General Group PLC	5,142	17,076
London Stock Exchange Group PLC	66	6,387

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Marks & Spencer Group PLC	22,526	$45,576
Meggitt PLC	13,598	94,139
Mondi PLC	4,074	81,282
National Grid PLC	13,461	168,980
Next PLC	2,667	207,187
Pearson PLC	10,248	72,989
Pennon Group PLC	14,203	195,565
Persimmon PLC	7,237	262,432
Phoenix Group Holdings PLC	1,588	14,020
Reckitt Benckiser Group PLC	304	22,215
RELX PLC	3,485	83,130
Renishaw PLC	187	8,346
Rentokil Initial PLC	12,480	77,153
Rightmove PLC	18,515	146,389
Rio Tinto Ltd.	6,867	386,388
Rio Tinto PLC	2,322	107,009
Rolls-Royce Holdings PLC*	828	6,557
RSA Insurance Group PLC	4,047	26,818
Sage Group PLC	20,315	176,916
Schroders PLC	408	14,873
Segro PLC REIT	57,342	601,471
Severn Trent PLC	7,762	244,390
Smith & Nephew PLC	5,974	132,696
Smiths Group PLC	3,801	74,427
Spirax-Sarco Engineering PLC	1,647	176,607
SSE PLC	9,046	176,668
Standard Chartered PLC	784	5,634
Standard Life Aberdeen PLC	4,708	16,621
Subsea 7 SA	1,017	8,862
Tate & Lyle PLC	19,353	174,421
Taylor Wimpey PLC	97,178	250,982
Tesco PLC	20,217	59,006
Travis Perkins PLC	7,013	130,872
Unilever NV	1,892	98,957
Unilever PLC	2,683	142,906
United Utilities Group PLC	22,265	268,522
Vodafone Group PLC	20,785	35,671
Whitbread PLC	858	42,675
Wm Morrison Supermarkets PLC	42,975	94,003
WPP PLC	9,693	93,203

(Cost $9,552,061)		9,833,476

United States (c) — 0.2%
Carnival PLC	1,351	42,019
Sims Ltd.	678	4,192
Waste Connections, Inc.	929	89,443

(Cost $154,755)		135,654

TOTAL COMMON STOCKS (Cost $75,052,722)		72,889,912

PREFERRED STOCKS — 0.2%
Germany — 0.2%
FUCHS PETROLUB SE	457	17,329
Henkel AG & Co. KGaA	214	19,670
Porsche Automobil Holding SE	1,396	86,302

	Number of Shares	Value
Germany (Continued)
Sartorius AG	61	$13,870

(Cost $147,609)		137,171

South Korea — 0.0%
Hanwha Corp.	1,241	12,620
Hyundai Motor Co. — 2nd Preferred	55	3,392

(Cost $20,848)		16,012

TOTAL PREFERRED STOCKS (Cost $168,457)		153,183

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA*, expires 3/6/20 (Cost $1,450)	2,984	1,306

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (e)(f) (Cost $920,783)	920,783	920,783

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54% (e) (Cost $13,037)	13,037	13,037

TOTAL INVESTMENTS — 100.8% (Cost $76,156,449)		$73,978,221
Other assets and liabilities, net — (0.8%)		(558,015)

NET ASSETS — 100.0%		$73,420,206

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A (d)
—	22,982		—	—	3,631	—	—	739	26,613

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (e)(f)
906,421	14,362	(g)	—	—	—	3,400	—	920,783	920,783

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54% (e)
27,889	2,100,799		(2,115,651)	—	—	1,065	—	13,037	13,037

934,310	2,138,143		(2,115,651)	—	3,631	4,465	—	934,559	960,433

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $898,717, which is 1.2% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $53,183.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI EAFE Futures	USD	3	$303,940	$272,400	3/20/2020	$(31,540)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$72,889,912	$—	$—	$72,889,912
Preferred Stocks (h)	153,183	—	—	153,183
Rights	1,306	—	—	1,306
Short-Term Investments (h)	933,820	—	—	933,820

TOTAL	$73,978,221	$—	$—	$73,978,221

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(31,540)	$—	$—	$(31,540)

TOTAL	$(31,540)	$—	$—	$(31,540)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Communication Services — 2.9%
Activision Blizzard, Inc.	2,408	$139,977
Alphabet, Inc., Class A*	49	65,623
Alphabet, Inc., Class C*	50	66,966
Altice USA, Inc., Class A*	3,273	84,640
AT&T, Inc.	3,308	116,508
Cable One, Inc.	185	291,009
CenturyLink, Inc. (a)	8,017	96,765
Charter Communications, Inc., Class A*	315	155,349
Cinemark Holdings, Inc. (a)	1,881	48,831
Comcast Corp., Class A	2,433	98,366
Discovery, Inc., Class C*	1,005	25,225
DISH Network Corp., Class A*	5,682	190,461
Electronic Arts, Inc.*	2,178	220,784
Facebook, Inc., Class A*	399	76,796
Fox Corp., Class A	13,812	424,581
Fox Corp., Class B	7,984	243,113
IAC/InterActiveCorp*	1,200	244,728
Interpublic Group of Cos., Inc. (a)	8,065	172,268
John Wiley & Sons, Inc., Class A	1,412	52,512
Liberty Broadband Corp., Class C*	274	34,494
Liberty Media Corp.-Liberty Formula One, Class C*	651	25,428
Liberty Media Corp-Liberty SiriusXM, Class A*	1,972	88,089
Liberty Media Corp-Liberty SiriusXM, Class C*	3,972	177,231
Live Nation Entertainment, Inc.*	1,820	110,601
Madison Square Garden Co., Class A*	243	65,080
Match Group, Inc.*(a)	348	22,620
New York Times Co., Class A (a)	5,675	212,586
News Corp., Class A	21,056	254,251
News Corp., Class B	7,044	87,627
Nexstar Media Group, Inc., Class A (a)	1,418	163,042
Omnicom Group, Inc. (a)	5,758	398,914
Sinclair Broadcast Group, Inc., Class A (a)	1,615	37,484
Sirius XM Holdings, Inc.	15,826	100,337
Spotify Technology SA*	138	18,923
Take-Two Interactive Software, Inc.*	1,306	140,369
T-Mobile US, Inc.*	974	87,816
Verizon Communications, Inc.	1,296	70,191
ViacomCBS, Inc., Class B	1,679	41,320
Zayo Group Holdings, Inc.*	8,380	293,216
Zynga, Inc., Class A*	19,291	129,443

(Cost $5,510,911)		5,373,564

Consumer Discretionary — 14.9%
Advance Auto Parts, Inc.	1,069	142,156
Amazon.com, Inc.*	16	30,140
Aptiv PLC	5,982	467,254
Aramark	16,112	559,731
AutoNation, Inc.*	3,495	149,341
AutoZone, Inc.*	749	773,350
Best Buy Co., Inc.	14,253	1,078,239
Booking Holdings, Inc.*	93	157,696
BorgWarner, Inc. (a)	10,207	322,541
Bright Horizons Family Solutions, Inc.*	1,472	231,325

	Number of Shares	Value
Consumer Discretionary (Continued)
Brunswick Corp.	2,345	$124,754
Burlington Stores, Inc.*	1,072	231,831
CarMax, Inc.*(a)	3,469	302,878
Carnival Corp. (a)	3,777	126,378
Carter’s, Inc. (a)	4,977	455,246
Chipotle Mexican Grill, Inc.*	285	220,470
Choice Hotels International, Inc. (a)	1,007	91,919
Columbia Sportswear Co. (a)	628	51,056
D.R. Horton, Inc.	13,097	697,677
Darden Restaurants, Inc.	4,758	463,905
Dick’s Sporting Goods, Inc. (a)	4,368	159,039
Dollar General Corp.	6,555	985,217
Dollar Tree, Inc.*	2,154	178,847
Domino’s Pizza, Inc.	781	265,118
Dunkin’ Brands Group, Inc.	1,995	132,707
eBay, Inc. (a)	19,303	668,656
Expedia Group, Inc.	416	41,026
Extended Stay America, Inc.	3,004	32,984
Five Below, Inc.*(a)	540	52,353
Floor & Decor Holdings, Inc., Class A*(a)	274	13,988
Foot Locker, Inc. (a)	1,486	53,868
Ford Motor Co.	35,134	244,533
frontdoor, Inc.*	343	14,543
Gap, Inc. (a)	711	10,189
Garmin Ltd.	6,345	560,835
General Motors Co.	5,916	180,438
Gentex Corp.	27,781	741,753
Genuine Parts Co.	5,838	509,307
Goodyear Tire & Rubber Co.	1,368	13,249
Graham Holdings Co., Class B	173	86,998
Grand Canyon Education, Inc.*	397	32,030
H&R Block, Inc. (a)	5,207	107,629
Hanesbrands, Inc. (a)	12,458	164,944
Harley-Davidson, Inc. (a)	7,090	216,032
Hasbro, Inc.	1,089	84,125
Hilton Grand Vacations, Inc.*	794	21,168
Hilton Worldwide Holdings, Inc.	2,900	281,880
Home Depot, Inc.	1,092	237,881
Hyatt Hotels Corp., Class A (a)	1,552	118,883
Kohl’s Corp. (a)	1,847	72,310
Las Vegas Sands Corp.	2,280	132,947
Lear Corp.	2,937	326,594
Leggett & Platt, Inc.	13,403	531,563
Lennar Corp., Class A	5,507	332,292
Lennar Corp., Class B	335	16,016
LKQ Corp.*	12,058	356,676
Lowe’s Cos., Inc.	3,367	358,821
Lululemon Athletica, Inc.*	927	201,539
Marriott International, Inc., Class A	1,618	200,632
McDonald’s Corp.	453	87,959
MGM Resorts International	4,684	115,039
Mohawk Industries, Inc.*	2,621	317,534
Newell Brands, Inc. (a)	622	9,597
NIKE, Inc., Class B	2,517	224,969
Nordstrom, Inc. (a)	700	24,290
Norwegian Cruise Line Holdings Ltd.*	7,330	273,116
NVR, Inc.*	306	1,122,157

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Ollie’s Bargain Outlet Holdings, Inc.*(a)	303	$15,414
O’Reilly Automotive, Inc.*	1,170	431,402
Penske Automotive Group, Inc. (a)	2,049	94,295
Planet Fitness, Inc., Class A*	1,111	74,981
Polaris, Inc. (a)	992	81,870
Pool Corp.	1,491	314,541
PulteGroup, Inc.	35,019	1,407,764
PVH Corp.	1,600	118,576
Ralph Lauren Corp.	1,427	150,563
Ross Stores, Inc.	7,081	770,271
Royal Caribbean Cruises Ltd.	2,309	185,667
Service Corp. International	3,112	148,723
Six Flags Entertainment Corp.	759	19,188
Skechers U.S.A., Inc., Class A*	843	27,886
Starbucks Corp.	5,036	394,974
Tapestry, Inc.	1,683	39,466
Target Corp.	6,135	631,905
Tempur Sealy International, Inc.*	558	41,711
Thor Industries, Inc. (a)	747	56,331
Tiffany & Co.	2,620	350,006
TJX Cos., Inc.	14,140	845,572
Toll Brothers, Inc.	10,984	406,738
Tractor Supply Co.	5,694	503,976
Ulta Beauty, Inc.*(a)	645	165,823
Urban Outfitters, Inc.*	623	14,647
Vail Resorts, Inc. (a)	784	166,686
VF Corp.	4,452	320,544
Wendy’s Co.	10,235	193,237
Whirlpool Corp. (a)	4,172	533,432
Williams-Sonoma, Inc. (a)	10,359	646,298
Wyndham Destinations, Inc.	6,560	261,744
Wyndham Hotels & Resorts, Inc.	510	25,985
Yum China Holdings, Inc.	8,591	376,200
Yum! Brands, Inc.	3,249	289,973

(Cost $27,907,571)		27,698,547

Consumer Staples — 5.1%
Altria Group, Inc.	2,912	117,557
Archer-Daniels-Midland Co.	1,447	54,480
Brown-Forman Corp., Class A	646	37,914
Brown-Forman Corp., Class B (a)	1,665	102,248
Bunge Ltd.	308	14,461
Campbell Soup Co. (a)	4,376	197,445
Casey’s General Stores, Inc. (a)	3,511	572,363
Church & Dwight Co., Inc.	2,233	155,238
Clorox Co. (a)	1,075	171,376
Coca-Cola Co.	550	29,420
Colgate-Palmolive Co.	4,394	296,903
Conagra Brands, Inc.	1,070	28,558
Constellation Brands, Inc., Class A	909	156,693
Costco Wholesale Corp.	2,050	576,337
Estee Lauder Cos., Inc., Class A	4,806	882,382
Flowers Foods, Inc. (a)	5,974	128,620
General Mills, Inc.	13,162	644,938
Grocery Outlet Holding Corp.*(a)	790	25,004
Hain Celestial Group, Inc.*(a)	447	10,607
Herbalife Nutrition Ltd.*	248	8,025

	Number of Shares	Value
Consumer Staples (Continued)
Hershey Co.	2,179	$313,754
Hormel Foods Corp. (a)	2,647	110,115
Ingredion, Inc.	1,862	155,105
JM Smucker Co. (a)	2,041	210,203
Kellogg Co. (a)	3,131	189,332
Kimberly-Clark Corp.	2,658	348,703
Kroger Co.	4,434	124,728
Lamb Weston Holdings, Inc.	2,532	220,005
McCormick & Co., Inc. (a)	1,046	152,915
Molson Coors Beverage Co., Class B (a)	2,542	126,109
Mondelez International, Inc., Class A	5,463	288,446
Monster Beverage Corp.*	2,985	186,294
PepsiCo, Inc.	1,295	170,979
Philip Morris International, Inc.	3,834	313,890
Pilgrim’s Pride Corp.*	2,708	57,301
Post Holdings, Inc.*	960	97,210
Procter & Gamble Co.	487	55,143
Seaboard Corp.	9	30,735
Spectrum Brands Holdings, Inc. (a)	3,758	202,519
Sprouts Farmers Market, Inc.*	1,386	22,148
Sysco Corp.	11,860	790,469
TreeHouse Foods, Inc.*(a)	337	12,843
Tyson Foods, Inc., Class A	8,775	595,208
US Foods Holding Corp.*	10,536	354,431
Walgreens Boots Alliance, Inc.	2,862	130,965
Walmart, Inc.	549	59,116

(Cost $9,349,181)		9,529,235

Energy — 2.0%
Apache Corp.	1,248	31,100
Baker Hughes Co.	3,462	55,704
Cabot Oil & Gas Corp.	1,899	26,453
Cheniere Energy, Inc.*	662	33,954
Chevron Corp.	1,661	155,038
Cimarex Energy Co.	509	16,822
ConocoPhillips	3,099	150,054
Devon Energy Corp.	2,071	33,633
EOG Resources, Inc.	1,389	87,868
Exxon Mobil Corp.	1,366	70,267
Halliburton Co.	1,785	30,274
Helmerich & Payne, Inc.	737	27,188
Hess Corp.	737	41,405
HollyFrontier Corp.	3,134	105,553
Kinder Morgan, Inc.	7,132	136,720
National Oilwell Varco, Inc.	465	8,700
Noble Energy, Inc. (a)	2,438	38,594
Occidental Petroleum Corp.	1,116	36,538
ONEOK, Inc.	1,439	96,010
Parsley Energy, Inc., Class A	1,428	19,135
PBF Energy, Inc., Class A	1,024	22,927
Phillips 66	16,604	1,242,975
Pioneer Natural Resources Co.	1,686	207,007
Schlumberger Ltd.	2,934	79,482
Valero Energy Corp.	13,316	882,185

(Cost $5,154,561)		3,635,586

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Financials — 14.2%
Affiliated Managers Group, Inc.	414	$31,141
Aflac, Inc.	6,466	277,068
AGNC Investment Corp. REIT	2,314	39,431
Alleghany Corp.*	78	52,436
Allstate Corp.	4,702	494,886
Ally Financial, Inc.	10,005	250,825
American Express Co.	1,708	187,760
American Financial Group, Inc.	1,827	168,851
American International Group, Inc.	1,609	67,835
Ameriprise Financial, Inc.	2,381	336,435
Annaly Capital Management, Inc. REIT	4,302	38,116
Aon PLC	1,371	285,168
Arch Capital Group Ltd.*	9,763	394,718
Arthur J Gallagher & Co.	4,104	400,099
Associated Banc-Corp.	2,725	46,134
Assurant, Inc.	1,533	184,864
Assured Guaranty Ltd.	4,889	199,520
Athene Holding, Ltd., Class A*	2,537	104,651
Axis Capital Holdings Ltd.	790	44,335
Bank of America Corp.	958	27,303
Bank of Hawaii Corp. (a)	1,074	79,927
Bank of New York Mellon Corp.	1,983	79,122
Bank OZK	2,110	53,573
BankUnited, Inc.	2,530	75,141
Berkshire Hathaway, Inc., Class B*	92	18,983
BGC Partners, Inc., Class A	6,197	28,878
BlackRock, Inc.	193	89,361
BOK Financial Corp. (a)	123	8,905
Brighthouse Financial, Inc.*	1,189	42,614
Brown & Brown, Inc.	9,719	418,014
Capital One Financial Corp.	3,524	311,028
Cboe Global Markets, Inc.	2,798	318,972
Charles Schwab Corp.	1,115	45,436
Chimera Investment Corp. REIT (a)	6,399	125,740
Chubb Ltd.	1,201	174,181
Cincinnati Financial Corp.	1,438	134,079
CIT Group, Inc.	2,178	86,488
Citigroup, Inc.	1,594	101,155
Citizens Financial Group, Inc.	5,252	166,436
CME Group, Inc.	248	49,307
CNA Financial Corp.	677	28,150
Comerica, Inc.	1,521	80,065
Commerce Bancshares, Inc. (a)	1,538	93,880
Credit Acceptance Corp.*(a)	185	74,592
Cullen/Frost Bankers, Inc. (a)	596	46,720
Discover Financial Services	8,306	544,708
E*TRADE Financial Corp.	1,709	78,238
East West Bancorp, Inc.	1,636	63,379
Eaton Vance Corp.	15,286	630,700
Equitable Holdings, Inc.	8,843	189,240
Erie Indemnity Co., Class A (a)	1,550	221,526
Evercore, Inc., Class A	4,112	273,941
Everest Re Group Ltd.	282	69,902
FactSet Research Systems, Inc. (a)	1,653	439,681
Fidelity National Financial, Inc.	22,565	874,619
Fifth Third Bancorp	9,052	220,869
First American Financial Corp.	11,557	659,905

	Number of Shares	Value
Financials (Continued)
First Citizens BancShares, Inc., Class A	196	$88,849
First Hawaiian, Inc.	2,986	71,515
First Horizon National Corp. (a)	7,140	95,176
First Republic Bank	1,005	101,073
FNB Corp.	9,752	98,398
Franklin Resources, Inc. (a)	3,669	79,837
Globe Life, Inc.	4,321	400,384
Goldman Sachs Group, Inc.	949	190,531
Hanover Insurance Group, Inc.	2,300	272,642
Hartford Financial Services Group, Inc.	7,414	370,329
Huntington Bancshares, Inc.	12,911	158,418
Interactive Brokers Group, Inc., Class A (a)	344	17,578
Intercontinental Exchange, Inc.	1,296	115,629
Invesco Ltd.	7,128	102,643
Janus Henderson Group PLC (a)	11,577	245,432
Jefferies Financial Group, Inc.	4,032	79,471
JPMorgan Chase & Co.	157	18,229
Kemper Corp.	758	52,181
KeyCorp	12,070	197,345
Lazard Ltd., Class A (a)	7,591	271,910
Legg Mason, Inc.	1,564	77,919
Lincoln National Corp.	2,066	93,776
Loews Corp.	3,092	141,088
LPL Financial Holdings, Inc.	3,860	306,793
M&T Bank Corp.	1,126	158,068
Markel Corp.*	37	43,719
MarketAxess Holdings, Inc.	810	262,707
Marsh & McLennan Cos., Inc.	4,895	511,821
MetLife, Inc.	3,977	169,897
MFA Financial, Inc. REIT	15,946	115,290
MGIC Investment Corp.	48,430	582,613
Moody’s Corp.	2,791	669,924
Morgan Stanley	1,895	85,332
Morningstar, Inc.	1,394	204,779
MSCI, Inc.	2,741	809,801
Nasdaq, Inc.	2,608	267,450
Navient Corp.	2,714	30,478
New Residential Investment Corp. REIT	6,555	101,996
New York Community Bancorp, Inc. (a)	10,825	117,018
Northern Trust Corp.	1,456	127,779
Old Republic International Corp.	6,991	137,863
OneMain Holdings, Inc.	322	11,834
PacWest Bancorp	3,064	96,945
People’s United Financial, Inc.	5,158	72,160
Pinnacle Financial Partners, Inc.	1,513	79,644
PNC Financial Services Group, Inc.	1,397	176,581
Popular, Inc.	2,089	100,230
Primerica, Inc.	1,111	123,699
Principal Financial Group, Inc.	4,886	216,890
Progressive Corp.	11,665	853,411
Prosperity Bancshares, Inc.	619	39,987
Prudential Financial, Inc.	1,848	139,432
Raymond James Financial, Inc.	2,422	202,552
Regions Financial Corp.	11,442	154,696
Reinsurance Group of America, Inc.	1,332	162,544
RenaissanceRe Holdings Ltd.	1,068	181,987
S&P Global, Inc.	2,320	616,911

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Santander Consumer USA Holdings, Inc.	1,982	$48,361
SEI Investments Co.	10,339	565,647
Signature Bank	631	78,938
SLM Corp.	1,537	15,939
Starwood Property Trust, Inc. REIT	4,391	97,392
State Street Corp.	2,425	165,167
Sterling Bancorp	4,592	76,135
SVB Financial Group*	209	43,505
Synchrony Financial	21,920	637,872
Synovus Financial Corp.	2,408	69,880
T. Rowe Price Group, Inc.	8,067	951,987
TCF Financial Corp.	1,167	42,526
TD Ameritrade Holding Corp.	688	29,054
Travelers Cos., Inc.	2,086	249,924
Truist Financial Corp.	1,733	79,961
Two Harbors Investment Corp. REIT (a)	2,545	34,485
Umpqua Holdings Corp.	2,591	39,876
Unum Group	2,075	48,368
US Bancorp	2,728	126,688
Voya Financial, Inc. (a)	3,730	196,347
W.R. Berkley Corp.	4,334	290,985
Webster Financial Corp.	648	24,605
Wells Fargo & Co.	747	30,515
Western Alliance Bancorp	2,208	101,656
Willis Towers Watson PLC	1,071	202,687
Wintrust Financial Corp.	473	25,263
Zions Bancorp NA (a)	3,163	126,362

(Cost $26,583,933)		26,302,340

Health Care — 8.6%
Abbott Laboratories	965	74,334
AbbVie, Inc.	1,126	96,509
Acadia Healthcare Co., Inc.*(a)	736	21,786
Agilent Technologies, Inc.	2,191	168,860
Alexion Pharmaceuticals, Inc.*	266	25,012
Align Technology, Inc.*	308	67,252
Allergan PLC	176	33,558
AmerisourceBergen Corp.	7,072	596,311
Amgen, Inc.	1,016	202,926
Anthem, Inc.	745	191,532
Avantor, Inc.*	3,217	50,668
Baxter International, Inc.	5,642	470,938
Becton Dickinson and Co.	361	85,853
Biogen, Inc.*	298	91,900
Bio-Rad Laboratories, Inc., Class A*	532	187,275
Bio-Techne Corp.	718	135,623
Boston Scientific Corp.*	1,705	63,750
Bristol-Myers Squibb Co.	2,206	130,286
Bruker Corp.	3,887	169,318
Cardinal Health, Inc.	16,592	864,775
Catalent, Inc.*	658	33,907
Centene Corp.*	764	40,507
Cerner Corp.	13,812	956,757
Change Healthcare, Inc.*(a)	6,730	91,461
Charles River Laboratories International, Inc.*	772	120,100
Chemed Corp.	1,296	541,236

	Number of Shares	Value
Health Care (Continued)
Cooper Cos., Inc.	619	$200,909
Covetrus, Inc.*(a)	13,526	150,274
CVS Health Corp.	180	10,652
Danaher Corp.	966	139,664
DaVita, Inc.*	4,043	313,818
DENTSPLY SIRONA, Inc.	1,209	59,531
Edwards Lifesciences Corp.*	1,193	244,374
Elanco Animal Health, Inc.*	983	26,934
Eli Lilly & Co.	675	85,138
Encompass Health Corp.	2,535	189,719
Envista Holdings Corp.*	2,219	56,318
Gilead Sciences, Inc.	2,223	154,187
HCA Healthcare, Inc.	1,665	211,472
Henry Schein, Inc.*(a)	4,943	301,226
Hill-Rom Holdings, Inc.	1,321	126,882
Hologic, Inc.*	1,740	81,989
Humana, Inc.	1,511	483,036
IDEXX Laboratories, Inc.*	1,167	297,013
Illumina, Inc.*	116	30,818
Incyte Corp.*	336	25,338
Integra LifeSciences Holdings Corp.*	849	44,233
Intuitive Surgical, Inc.*	268	143,101
IQVIA Holdings, Inc.*	1,175	163,901
Jazz Pharmaceuticals PLC*	1,182	135,434
Johnson & Johnson	221	29,720
Laboratory Corp. of America Holdings*	4,018	705,922
Masimo Corp.*	1,770	289,094
McKesson Corp.	6,781	948,391
MEDNAX, Inc.*(a)	563	9,622
Medtronic PLC	1,019	102,583
Merck & Co., Inc.	781	59,793
Mettler-Toledo International, Inc.*	428	300,328
Molina Healthcare, Inc.*	282	34,559
Penumbra, Inc.*(a)	130	21,562
PerkinElmer, Inc. (a)	1,358	117,386
Perrigo Co. PLC (a)	1,368	69,344
Pfizer, Inc.	670	22,391
PRA Health Sciences, Inc.*	902	84,968
Premier, Inc., Class A*	1,975	58,124
QIAGEN NV*	917	32,920
Quest Diagnostics, Inc.	4,175	442,801
Regeneron Pharmaceuticals, Inc.*	136	60,462
ResMed, Inc.	1,072	170,405
STERIS PLC	2,970	471,101
Stryker Corp.	878	167,338
Teleflex, Inc.	513	171,865
Thermo Fisher Scientific, Inc.	435	126,498
United Therapeutics Corp.*	580	59,717
UnitedHealth Group, Inc.	240	61,190
Universal Health Services, Inc., Class B	3,420	423,191
Varian Medical Systems, Inc.*	1,751	215,320
Veeva Systems, Inc., Class A*	1,322	187,684
Vertex Pharmaceuticals, Inc.*	183	40,998
Waters Corp.*(a)	1,298	252,967
West Pharmaceutical Services, Inc.	3,475	523,196
Zimmer Biomet Holdings, Inc.	1,301	177,131
Zoetis, Inc.	1,891	251,938

(Cost $14,869,916)		15,878,904

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Industrials — 17.6%
3M Co.	404	$60,293
Acuity Brands, Inc.	1,070	110,060
AECOM*	7,033	316,063
AGCO Corp.	6,198	374,545
Air Lease Corp.	4,042	155,051
Alaska Air Group, Inc.	4,682	236,254
Allegion PLC	2,601	299,089
Allison Transmission Holdings, Inc.	4,114	167,028
AMERCO (a)	198	63,857
American Airlines Group, Inc. (a)	572	10,897
AMETEK, Inc.	3,424	294,464
AO Smith Corp. (a)	6,527	258,143
Arconic, Inc.	2,286	67,094
Armstrong World Industries, Inc.	2,655	265,898
Boeing Co.	253	69,603
BWX Technologies, Inc. (a)	4,081	223,802
C.H. Robinson Worldwide, Inc. (a)	2,536	174,730
Carlisle Cos., Inc.	4,161	604,552
Caterpillar, Inc.	1,181	146,727
Cintas Corp.	1,545	412,113
Clean Harbors, Inc.*	2,495	173,452
Colfax Corp.*(a)	1,747	58,472
Copa Holdings SA, Class A	827	68,757
Copart, Inc.*	7,245	612,058
CoStar Group, Inc.*	449	299,748
Crane Co.	1,591	108,108
CSX Corp.	1,999	140,830
Cummins, Inc.	6,593	997,455
Curtiss-Wright Corp.	2,106	252,594
Deere & Co.	882	138,015
Delta Air Lines, Inc.	9,714	448,107
Donaldson Co., Inc.	4,280	192,942
Dover Corp.	4,717	484,625
Eaton Corp. PLC	6,045	548,402
Emerson Electric Co.	6,122	392,481
Equifax, Inc.	1,721	244,451
Expeditors International of Washington, Inc.	5,841	411,323
Fastenal Co. (a)	11,741	401,777
FedEx Corp.	723	102,066
Flowserve Corp.	1,608	64,626
Fortive Corp.	2,578	178,294
Fortune Brands Home & Security, Inc.	10,758	664,306
Gardner Denver Holdings, Inc.*(a)	960	31,478
General Dynamics Corp.	1,074	171,507
General Electric Co.	2,363	25,709
Graco, Inc.	5,140	253,505
HD Supply Holdings, Inc.*	4,826	183,485
HEICO Corp. (a)	716	77,221
HEICO Corp., Class A	1,560	137,795
Hexcel Corp.	4,747	306,799
Honeywell International, Inc.	1,412	228,984
Hubbell, Inc. (a)	1,879	250,358
Huntington Ingalls Industries, Inc.	3,663	752,856
IAA, Inc.*	4,229	180,663
IDEX Corp.	1,939	286,972
IHS Markit Ltd.	2,464	175,535

	Number of Shares	Value
Industrials (Continued)
Illinois Tool Works, Inc.	2,765	$463,912
Ingersoll-Rand PLC	2,877	371,248
ITT, Inc.	4,660	280,299
Jacobs Engineering Group, Inc.	1,432	132,231
JB Hunt Transport Services, Inc.	3,826	368,979
JetBlue Airways Corp.*	19,373	305,706
Johnson Controls International PLC	19,681	719,734
Kansas City Southern	2,395	360,879
KAR Auction Services, Inc.	14,595	280,954
Kirby Corp.*	1,047	66,746
Knight-Swift Transportation Holdings, Inc. (a)	9,906	316,398
L3Harris Technologies, Inc.	2,362	467,038
Landstar System, Inc.	3,120	315,026
Lennox International, Inc. (a)	1,188	271,018
Lincoln Electric Holdings, Inc. (a)	2,542	208,164
Lockheed Martin Corp.	559	206,757
Lyft, Inc., Class A*(a)	439	16,735
Macquarie Infrastructure Corp.	2,277	89,372
ManpowerGroup, Inc.	6,877	522,239
Masco Corp.	16,370	676,408
Middleby Corp.*(a)	575	64,291
MSC Industrial Direct Co., Inc., Class A	1,295	80,057
Nielsen Holdings PLC	770	14,022
Nordson Corp.	1,362	197,899
Norfolk Southern Corp.	1,408	256,749
Northrop Grumman Corp.	590	194,016
nVent Electric PLC	1,869	44,875
Old Dominion Freight Line, Inc. (a)	2,393	463,763
Oshkosh Corp.	4,901	353,607
Owens Corning	4,599	259,798
PACCAR, Inc.	11,270	753,963
Parker-Hannifin Corp.	1,992	368,062
Pentair PLC	5,698	224,444
Quanta Services, Inc.	8,358	318,691
Raytheon Co.	2,561	482,902
Regal Beloit Corp.	1,695	131,600
Republic Services, Inc.	1,873	169,057
Robert Half International, Inc.	4,145	208,949
Rockwell Automation, Inc.	2,454	450,309
Rollins, Inc. (a)	1,803	67,504
Roper Technologies, Inc.	446	156,858
Ryder System, Inc.	1,313	49,947
Schneider National, Inc., Class B	4,827	86,452
Sensata Technologies Holding PLC*	2,535	103,428
Snap-on, Inc. (a)	2,534	366,796
Southwest Airlines Co.	14,324	661,626
Spirit AeroSystems Holdings, Inc., Class A	5,801	306,525
Stanley Black & Decker, Inc.	2,257	324,331
Stericycle, Inc.*	508	29,174
Teledyne Technologies, Inc.*	1,323	446,274
Textron, Inc.	3,891	157,975
Timken Co.	2,535	113,669
Toro Co.	6,141	438,652
TransDigm Group, Inc. (a)	316	176,268
TransUnion	1,352	120,220

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Union Pacific Corp.	1,038	$165,883
United Airlines Holdings, Inc.*	2,445	150,588
United Parcel Service, Inc., Class B	3,863	349,563
United Rentals, Inc.*	547	72,467
United Technologies Corp.	474	61,900
Univar Solutions, Inc.*	6,555	111,369
Valmont Industries, Inc.	590	68,570
Verisk Analytics, Inc.	1,559	241,816
W.W. Grainger, Inc.	684	189,837
WABCO Holdings, Inc.*	3,621	489,197
Waste Management, Inc.	2,798	310,046
Watsco, Inc.	2,170	340,647
WESCO International, Inc.*	1,619	65,683
Westinghouse Air Brake Technologies Corp. (a)	609	41,838
Woodward, Inc.	2,713	279,982
XPO Logistics, Inc.*(a)	678	50,152
Xylem, Inc. (a)	2,237	173,010

(Cost $32,671,315)		32,601,163

Information Technology — 16.3%
Accenture PLC, Class A	1,424	257,160
Adobe, Inc.*	587	202,585
Akamai Technologies, Inc.*	5,208	450,544
Amdocs Ltd.	10,187	649,421
Amphenol Corp., Class A	3,268	299,610
Analog Devices, Inc.	3,298	359,647
ANSYS, Inc.*	2,929	709,374
Apple, Inc.	1,485	405,940
Applied Materials, Inc.	7,736	449,616
Arista Networks, Inc.*	67	12,939
Arrow Electronics, Inc.*	2,376	159,335
Aspen Technology, Inc.*	2,446	260,523
Autodesk, Inc.*	186	35,504
Automatic Data Processing, Inc.	1,657	256,404
Avnet, Inc.	7,719	236,819
Black Knight, Inc.*	3,596	239,889
Booz Allen Hamilton Holding Corp.	6,192	441,490
Broadcom, Inc.	436	118,862
Broadridge Financial Solutions, Inc.	1,649	172,090
CACI International, Inc., Class A*	1,504	368,510
Cadence Design Systems, Inc.*	10,827	716,098
CDK Global, Inc.	1,065	49,011
CDW Corp.	9,345	1,067,386
Cerence, Inc.*	5,058	109,809
Ciena Corp.*	1,864	71,671
Cisco Systems, Inc.	3,589	143,309
Citrix Systems, Inc.	2,905	300,348
Cognex Corp.	2,139	95,271
Cognizant Technology Solutions Corp., Class A	7,185	437,782
Coherent, Inc.*(a)	69	8,881
CoreLogic, Inc.	1,661	75,360
Corning, Inc. (a)	9,771	233,136
Cypress Semiconductor Corp.	14,895	343,926
Dell Technologies, Inc., Class C*	940	38,032
Dolby Laboratories, Inc., Class A	2,528	166,090

	Number of Shares	Value
Information Technology (Continued)
EchoStar Corp., Class A*	1,508	$52,659
Entegris, Inc.	5,382	286,968
EPAM Systems, Inc.*	2,809	626,969
Euronet Worldwide, Inc.*	1,520	188,541
F5 Networks, Inc.*	848	101,718
Fair Isaac Corp.*	584	219,602
Fidelity National Information Services, Inc.	591	82,575
Fiserv, Inc.*	1,132	123,796
FleetCor Technologies, Inc.*	757	201,203
FLIR Systems, Inc.	4,890	207,678
Fortinet, Inc.*	3,185	325,061
Gartner, Inc.*	1,137	147,116
Genpact Ltd.	8,882	341,602
Global Payments, Inc.	455	83,706
GoDaddy, Inc., Class A*	896	62,702
Guidewire Software, Inc.*(a)	586	64,231
Hewlett Packard Enterprise Co.	44,076	563,732
HP, Inc.	28,788	598,503
Intel Corp.	4,676	259,612
International Business Machines Corp.	3,737	486,371
Intuit, Inc.	1,888	501,925
IPG Photonics Corp.*(a)	283	36,122
Jabil, Inc.	15,337	491,551
Jack Henry & Associates, Inc.	1,515	229,886
Juniper Networks, Inc.	6,548	138,949
Keysight Technologies, Inc.*	3,617	342,747
KLA Corp.	1,181	181,531
Lam Research Corp.	3,285	963,918
Leidos Holdings, Inc.	9,553	980,615
Littelfuse, Inc.	215	34,331
LogMeIn, Inc.	608	51,823
Manhattan Associates, Inc.*	2,698	181,737
Mastercard, Inc., Class A	256	74,304
Maxim Integrated Products, Inc.	10,947	608,872
Microchip Technology, Inc. (a)	398	36,103
Micron Technology, Inc.*	1,977	103,911
Microsoft Corp.	1,285	208,183
MKS Instruments, Inc. (a)	5,309	531,909
Monolithic Power Systems, Inc.	1,858	294,753
Motorola Solutions, Inc.	2,242	371,455
National Instruments Corp.	1,559	62,797
NCR Corp.*(a)	3,527	88,880
NetApp, Inc.	6,303	294,476
NortonLifeLock, Inc.	4,983	94,826
Nuance Communications, Inc.*	7,929	171,425
NVIDIA Corp.	193	52,124
ON Semiconductor Corp.*	10,432	194,661
Oracle Corp.	2,899	143,385
PagerDuty, Inc.*(a)	410	8,446
Palo Alto Networks, Inc.*	298	55,017
Paychex, Inc.	4,600	356,408
Paycom Software, Inc.*(a)	241	68,119
Paylocity Holding Corp.*	168	21,759
PayPal Holdings, Inc.*	889	96,003
Pegasystems, Inc.	271	24,525
Proofpoint, Inc.*	317	33,808

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Qorvo, Inc.*	1,976	$198,746
QUALCOMM, Inc.	1,954	152,998
RealPage, Inc.*(a)	341	21,858
Sabre Corp.	5,100	69,436
salesforce.com, Inc.*	419	71,398
ServiceNow, Inc.*	345	112,501
Skyworks Solutions, Inc.	8,233	824,782
SS&C Technologies Holdings, Inc.	546	30,303
SYNNEX Corp.	193	24,131
Synopsys, Inc.*	7,882	1,087,164
Teradyne, Inc.	9,932	583,604
Texas Instruments, Inc.	4,334	494,683
Trimble, Inc.*	1,525	60,207
Tyler Technologies, Inc.*	1,715	537,395
Ubiquiti, Inc. (a)	109	14,787
VeriSign, Inc.*	2,617	496,576
ViaSat, Inc.*(a)	854	49,105
Visa, Inc., Class A	469	85,245
VMware, Inc., Class A*(a)	2,336	281,535
Western Digital Corp.	408	22,668
Western Union Co. (a)	58,232	1,303,814
WEX, Inc.*	462	86,505
Workday, Inc., Class A*	152	26,334
Xerox Holdings Corp.	7,837	252,351
Xilinx, Inc.	2,503	208,975
Zebra Technologies Corp., Class A*	606	127,848

(Cost $28,001,335)		30,322,950

Materials — 6.1%
Air Products & Chemicals, Inc.	3,300	724,713
Albemarle Corp. (a)	833	68,181
AptarGroup, Inc.	680	68,728
Ardagh Group SA	1,705	29,889
Ashland Global Holdings, Inc. (a)	1,971	141,005
Avery Dennison Corp.	6,136	702,511
Axalta Coating Systems Ltd.*	6,399	159,463
Ball Corp.	6,293	443,405
Cabot Corp.	3,747	140,063
Celanese Corp.	9,309	872,626
CF Industries Holdings, Inc.	1,475	54,368
Corteva, Inc.	723	19,666
Crown Holdings, Inc.*	3,008	212,064
Domtar Corp. (a)	4,171	120,000
Dow, Inc.	11,523	465,644
DuPont de Nemours, Inc.	1,862	79,880
Eagle Materials, Inc.	1,808	142,705
Eastman Chemical Co.	5,196	319,606
Ecolab, Inc.	1,567	282,765
FMC Corp.	2,732	254,349
Graphic Packaging Holding Co.	1,209	16,346
Huntsman Corp.	4,866	92,162
International Paper Co.	13,093	483,917
LyondellBasell Industries NV, Class A	7,331	523,873
Martin Marietta Materials, Inc.	390	88,737
NewMarket Corp.	423	164,374
Newmont Corp.	909	40,569
Nucor Corp.	8,077	333,984

	Number of Shares	Value
Materials (Continued)
Olin Corp. (a)	1,958	$31,700
Packaging Corp. of America (a)	5,240	474,849
PPG Industries, Inc.	4,842	505,747
Reliance Steel & Aluminum Co.	9,195	940,556
Royal Gold, Inc.	507	48,910
RPM International, Inc.	3,099	198,677
Scotts Miracle-Gro Co. (a)	4,925	522,001
Sealed Air Corp.	4,081	123,695
Sherwin-Williams Co.	499	257,858
Silgan Holdings, Inc.	7,579	216,987
Sonoco Products Co.	4,715	227,310
Southern Copper Corp. (a)	844	28,401
Steel Dynamics, Inc.	5,445	145,000
Valvoline, Inc.	7,692	149,994
Vulcan Materials Co.	1,468	176,542
W.R. Grace & Co.	940	53,166
Westlake Chemical Corp.	1,000	55,870
Westrock Co.	2,818	93,698

(Cost $12,437,810)		11,296,554

Real Estate — 6.5%
Alexandria Real Estate Equities, Inc. REIT	932	141,552
American Campus Communities, Inc. REIT	916	39,791
American Homes 4 Rent, Class A REIT	2,137	55,327
American Tower Corp. REIT	487	110,452
Americold Realty Trust REIT	2,418	74,160
Apartment Investment & Management Co., Class A REIT	11,552	552,648
Apple Hospitality REIT, Inc. REIT (a)	10,537	137,719
AvalonBay Communities, Inc. REIT	1,196	239,906
Boston Properties, Inc. REIT	1,075	138,610
Brandywine Realty Trust REIT	5,412	73,495
Brixmor Property Group, Inc. REIT	18,663	339,853
Brookfield Property REIT, Inc., Class A REIT (a)	9,165	149,481
Camden Property Trust REIT	885	93,792
CBRE Group, Inc., Class A*	19,310	1,084,063
CoreSite Realty Corp. REIT	1,126	116,800
Corporate Office Properties Trust REIT	2,027	51,364
Cousins Properties, Inc. REIT (a)	1,279	45,648
Crown Castle International Corp. REIT	613	87,837
CubeSmart REIT	2,411	72,981
CyrusOne, Inc. REIT	464	28,109
Digital Realty Trust, Inc. REIT (a)	398	47,804
Douglas Emmett, Inc. REIT	1,891	72,198
Duke Realty Corp. REIT	7,600	246,772
Empire State Realty Trust, Inc., Class A REIT	1,386	16,216
EPR Properties REIT (a)	1,920	113,741
Equinix, Inc. REIT	216	123,725
Equity Commonwealth REIT	6,140	193,164
Equity LifeStyle Properties, Inc. REIT	3,906	266,897
Equity Residential REIT	1,992	149,599
Essex Property Trust, Inc. REIT	491	139,130
Extra Space Storage, Inc. REIT	1,595	160,074
Federal Realty Investment Trust REIT	705	82,020
Gaming and Leisure Properties, Inc. REIT	6,862	306,526

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Healthcare Trust of America, Inc., Class A REIT	3,171	$98,745
Healthpeak Properties, Inc. REIT (a)	12,884	407,650
Highwoods Properties, Inc. REIT	2,510	112,649
Host Hotels & Resorts, Inc. REIT	24,270	351,430
Howard Hughes Corp.*	210	22,655
Hudson Pacific Properties, Inc. REIT	1,549	50,002
Invitation Homes, Inc. REIT	1,750	50,207
Iron Mountain, Inc. REIT (a)	3,749	114,007
JBG SMITH Properties REIT	903	33,122
Jones Lang LaSalle, Inc.	2,516	371,789
Kilroy Realty Corp. REIT (a)	1,989	144,580
Kimco Realty Corp. REIT (a)	16,661	289,068
Lamar Advertising Co., Class A REIT	3,928	328,931
Life Storage, Inc. REIT	1,235	133,269
Medical Properties Trust, Inc. REIT (a)	30,800	650,804
Mid-America Apartment Communities, Inc. REIT	1,061	137,145
National Retail Properties, Inc. REIT	2,424	123,260
Omega Healthcare Investors, Inc. REIT	2,480	98,208
Outfront Media, Inc. REIT	4,603	121,243
Park Hotels & Resorts, Inc. REIT (a)	3,308	60,404
Prologis, Inc. REIT	4,606	388,194
Public Storage REIT	1,073	224,386
Rayonier, Inc. REIT	1,971	52,291
Realty Income Corp. REIT	1,214	87,881
Regency Centers Corp. REIT	1,197	68,756
Retail Properties of America, Inc., Class A REIT	5,188	54,318
SBA Communications Corp. REIT	228	60,441
Service Properties Trust REIT	3,597	65,034
Simon Property Group, Inc. REIT	1,026	126,280
SL Green Realty Corp. REIT	644	50,515
Spirit Realty Capital, Inc. REIT	2,181	99,235
STORE Capital Corp. REIT	2,780	91,351
Sun Communities, Inc. REIT	707	108,086
UDR, Inc. REIT	1,884	84,742
Ventas, Inc. REIT	519	27,907
VEREIT, Inc. REIT	3,758	32,544
VICI Properties, Inc. REIT (a)	14,285	357,982
Vornado Realty Trust REIT	1,094	58,617
Weingarten Realty Investors REIT	12,079	325,287
Welltower, Inc. REIT	721	53,945
Weyerhaeuser Co. REIT	11,367	295,315
WP Carey, Inc. REIT	2,219	171,773

(Cost $11,849,103)		12,135,502

Utilities — 4.6%
AES Corp.	32,895	550,333
Alliant Energy Corp.	3,972	207,021
Ameren Corp.	4,861	384,019
American Electric Power Co., Inc.	3,964	353,827
American Water Works Co., Inc.	2,380	294,311
Atmos Energy Corp.	1,970	203,403
Avangrid, Inc. (a)	545	27,081
CenterPoint Energy, Inc.	5,974	137,522
CMS Energy Corp.	5,353	323,428

	Number of Shares	Value
Utilities (Continued)
Consolidated Edison, Inc.	2,862	$225,583
Dominion Energy, Inc.	1,590	124,306
DTE Energy Co.	2,563	286,210
Duke Energy Corp. (a)	1,533	140,576
Edison International	3,583	240,742
Entergy Corp.	4,553	532,291
Essential Utilities, Inc. (a)	3,738	160,771
Evergy, Inc.	1,171	76,525
Eversource Energy (a)	3,722	321,804
Exelon Corp.	5,646	243,399
FirstEnergy Corp.	3,890	173,222
Hawaiian Electric Industries, Inc. (a)	5,647	241,917
IDACORP, Inc.	1,489	143,897
MDU Resources Group, Inc.	4,534	125,728
National Fuel Gas Co. (a)	1,284	47,007
NextEra Energy, Inc.	769	194,372
NiSource, Inc.	1,946	52,581
NRG Energy, Inc.	1,573	52,239
OGE Energy Corp.	6,106	232,639
Pinnacle West Capital Corp.	1,975	176,743
PPL Corp.	14,247	427,552
Public Service Enterprise Group, Inc.	5,760	295,546
Sempra Energy	1,843	257,615
Southern Co.	6,780	409,241
UGI Corp.	673	24,255
Vistra Energy Corp.	3,741	71,939
WEC Energy Group, Inc.	4,337	400,435
Xcel Energy, Inc.	5,714	356,096

(Cost $7,997,812)		8,516,176

TOTAL COMMON STOCKS (Cost $182,333,448)		183,290,521

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c) (Cost $128,474)	128,474	128,474

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b) (Cost $1,969,809)	1,969,809	1,969,809

TOTAL INVESTMENTS — 99.9% (Cost $184,431,731)		$185,388,804
Other assets and liabilities, net — 0.1%		168,047

NET ASSETS — 100.0%		$185,556,851

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 29, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c)
35,815	92,659	(d)	—	—	—	886	—	128,474	128,474

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b)
1,501,074	3,604,436		(3,135,701)	—	—	15,342	—	1,969,809	1,969,809

1,536,889	3,697,095		(3,135,701)	—	—	16,228	—	2,098,283	2,098,283

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $18,997,685, which is 10.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $19,626,097.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

REIT:	Real Estate Investment Trust

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 Futures	USD	10	$1,595,788	$1,475,550	3/20/2020	$(120,238)
E-Mini S&P MidCap 400 Futures	USD	4	821,725	724,880	3/20/2020	(96,845)

Total unrealized depreciation						$(217,083)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$183,290,521	$—	$—	$183,290,521
Short-Term Investments (e)	2,098,283	—	—	2,098,283

TOTAL	$185,388,804	$—	$—	$185,388,804

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(217,083)	$—	$—	$(217,083)

TOTAL	$(217,083)	$—	$—	$(217,083)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 11.3%
Activision Blizzard, Inc.	2,717	$157,939
Alphabet, Inc., Class A*	1,724	2,308,867
Alphabet, Inc., Class C*	1,761	2,358,560
AT&T, Inc.	2,493	87,803
CenturyLink, Inc. (a)	4,512	54,460
Charter Communications, Inc., Class A*	106	52,276
Comcast Corp., Class A	3,269	132,166
Electronic Arts, Inc.*	1,826	185,102
Facebook, Inc., Class A*	14,727	2,834,506
Fox Corp., Class A	2,098	64,492
Fox Corp., Class B	997	30,359
John Wiley & Sons, Inc., Class A	592	22,016
Liberty Broadband Corp., Class C*	402	50,608
Omnicom Group, Inc. (a)	1,111	76,970
Sirius XM Holdings, Inc. (a)	4,782	30,318
Take-Two Interactive Software, Inc.*	620	66,637
TripAdvisor, Inc.	486	11,397
Verizon Communications, Inc.	16,919	916,333
Walt Disney Co.	9,423	1,108,616

(Cost $9,713,539)		10,549,425

Consumer Discretionary — 13.8%
Advance Auto Parts, Inc.	483	64,229
Aptiv PLC	1,563	122,086
AutoZone, Inc.*	138	142,486
Best Buy Co., Inc.	5,606	424,094
Booking Holdings, Inc.*	344	583,307
BorgWarner, Inc. (a)	2,713	85,731
Burlington Stores, Inc.*	439	94,938
Carnival Corp. (a)	3,534	118,248
Carter’s, Inc. (a)	477	43,631
Chipotle Mexican Grill, Inc.*	39	30,170
Darden Restaurants, Inc.	1,169	113,977
Dick’s Sporting Goods, Inc. (a)	1,481	53,923
Dollar General Corp.	2,603	391,231
Dollar Tree, Inc.*	250	20,757
Domino’s Pizza, Inc.	225	76,378
eBay, Inc.	6,407	221,938
Expedia Group, Inc.	657	64,793
Foot Locker, Inc.	2,656	96,280
frontdoor, Inc.*	519	22,006
Gap, Inc.	4,742	67,953
Garmin Ltd.	1,191	105,272
Gentex Corp.	3,841	102,555
Genuine Parts Co.	1,221	106,520
H&R Block, Inc. (a)	2,374	49,071
Harley-Davidson, Inc. (a)	593	18,069
Hasbro, Inc.	212	16,377
Home Depot, Inc.	11,315	2,464,860
Kohl’s Corp.	2,653	103,865
L Brands, Inc. (a)	1,877	40,656
Las Vegas Sands Corp.	2,372	138,311
Lear Corp.	1,412	157,014
Leggett & Platt, Inc.	1,084	42,991
Lowe’s Cos., Inc.	6,021	641,658
Lululemon Athletica, Inc.*	613	133,272

	Number of Shares	Value
Consumer Discretionary (Continued)
Macy’s, Inc. (a)	2,061	$27,267
McDonald’s Corp.	227	44,077
Mohawk Industries, Inc.*	290	35,134
NIKE, Inc., Class B	9,162	818,900
Nordstrom, Inc. (a)	1,464	50,801
Norwegian Cruise Line Holdings Ltd.*	823	30,665
NVR, Inc.*	42	154,022
O’Reilly Automotive, Inc.*	520	191,734
PulteGroup, Inc.	3,422	137,564
PVH Corp.	467	34,609
Qurate Retail, Inc., Series A*	3,495	23,836
Ralph Lauren Corp.	630	66,471
Ross Stores, Inc.	3,711	403,683
Royal Caribbean Cruises Ltd.	172	13,831
Skechers U.S.A., Inc., Class A*	1,976	65,366
Starbucks Corp.	14,685	1,151,745
Tapestry, Inc.	2,162	50,699
Target Corp.	5,438	560,114
Thor Industries, Inc. (a)	1,274	96,072
Tiffany & Co.	720	96,185
TJX Cos., Inc.	15,056	900,349
Toll Brothers, Inc.	1,023	37,882
Tractor Supply Co.	1,344	118,957
Ulta Beauty, Inc.*(a)	449	115,433
Urban Outfitters, Inc.*	1,614	37,945
VF Corp.	2,027	145,944
Whirlpool Corp. (a)	417	53,318
Williams-Sonoma, Inc. (a)	1,523	95,020
Yum China Holdings, Inc.	4,023	176,167
Yum! Brands, Inc.	2,006	179,036

(Cost $12,121,823)		12,871,473

Consumer Staples — 7.6%
Altria Group, Inc.	8,136	328,450
Clorox Co.	127	20,246
Colgate-Palmolive Co.	4,917	332,242
Costco Wholesale Corp.	4,438	1,247,699
Estee Lauder Cos., Inc., Class A	1,024	188,006
General Mills, Inc.	588	28,812
Herbalife Nutrition Ltd.*	1,145	37,052
Hershey Co.	176	25,342
Hormel Foods Corp. (a)	2,061	85,738
Ingredion, Inc.	624	51,979
Kimberly-Clark Corp.	2,033	266,709
Kroger Co.	1,306	36,738
Molson Coors Beverage Co., Class B	814	40,383
Monster Beverage Corp.*	2,223	138,737
Nu Skin Enterprises, Inc., Class A (a)	505	12,383
PepsiCo, Inc.	7,531	994,318
Philip Morris International, Inc.	10,637	870,851
Procter & Gamble Co.	4,516	511,347
Sprouts Farmers Market, Inc.*	2,068	33,047
Sysco Corp.	3,057	203,749
Tyson Foods, Inc., Class A	1,196	81,125
Walgreens Boots Alliance, Inc.	11,769	538,549
Walmart, Inc.	9,598	1,033,513

(Cost $6,791,327)		7,107,015

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Energy — 7.5%
Apache Corp.	1,963	$48,918
Cabot Oil & Gas Corp.	2,575	35,870
Chevron Corp.	19,000	1,773,460
Cimarex Energy Co.	1,412	46,667
ConocoPhillips	12,055	583,703
Continental Resources, Inc.	570	10,801
Devon Energy Corp.	4,952	80,420
EOG Resources, Inc.	5,420	342,869
EQT Corp. (a)	1,483	8,705
Exxon Mobil Corp.	48,281	2,483,575
Halliburton Co.	3,269	55,442
HollyFrontier Corp.	2,406	81,034
Marathon Oil Corp.	6,606	54,698
Marathon Petroleum Corp.	1,181	56,003
Occidental Petroleum Corp.	8,409	275,311
PBF Energy, Inc., Class A	1,524	34,122
Phillips 66	6,568	491,680
Pioneer Natural Resources Co.	1,325	162,684
Valero Energy Corp.	6,410	424,663

(Cost $10,217,250)		7,050,625

Financials — 4.0%
Credit Acceptance Corp.*(a)	176	70,963
Eaton Vance Corp.	1,953	80,581
Erie Indemnity Co., Class A (a)	245	35,015
Evercore, Inc., Class A	1,517	101,063
FactSet Research Systems, Inc. (a)	133	35,377
Fidelity National Financial, Inc.	2,857	110,737
First American Financial Corp.	609	34,774
Franklin Resources, Inc. (a)	7,599	165,354
Globe Life, Inc.	694	64,306
Janus Henderson Group PLC (a)	2,556	54,187
Lazard Ltd., Class A	4,147	148,546
LPL Financial Holdings, Inc.	986	78,367
Marsh & McLennan Cos., Inc.	4,708	492,269
MGIC Investment Corp.	8,148	98,020
Moody’s Corp.	1,542	370,126
MSCI, Inc.	661	195,286
Progressive Corp.	4,642	339,609
S&P Global, Inc.	2,595	690,037
SEI Investments Co.	2,178	119,158
T. Rowe Price Group, Inc.	4,025	474,990

(Cost $3,466,132)		3,758,765

Health Care — 13.0%
AbbVie, Inc.	12,503	1,071,632
Agilent Technologies, Inc.	1,273	98,110
Align Technology, Inc.*	292	63,758
AmerisourceBergen Corp.	967	81,538
Amgen, Inc.	6,167	1,231,735
Anthem, Inc.	79	20,310
Baxter International, Inc.	2,908	242,731
Biogen, Inc.*	3,285	1,013,061
Bristol-Myers Squibb Co.	16,887	997,346
Cardinal Health, Inc.	1,415	73,750
Centene Corp.*	979	51,907
Cerner Corp.	1,801	124,755
Chemed Corp.	108	45,103

	Number of Shares	Value
Health Care (Continued)
Cigna Corp.	861	$157,511
Covetrus, Inc.*(a)	958	10,643
CVS Health Corp.	1,957	115,815
Edwards Lifesciences Corp.*	930	190,501
Eli Lilly & Co.	186	23,460
Exelixis, Inc.*	3,073	57,127
Gilead Sciences, Inc.	8,562	593,860
HCA Healthcare, Inc.	288	36,579
Humana, Inc.	1,886	602,917
Jazz Pharmaceuticals PLC*	228	26,124
Johnson & Johnson	18,335	2,465,691
Masimo Corp.*	176	28,746
McKesson Corp.	2,442	341,538
Mettler-Toledo International, Inc.*	105	73,679
Nektar Therapeutics*(a)	1,888	39,289
Pfizer, Inc.	1,205	40,271
Regeneron Pharmaceuticals, Inc.*	660	293,416
ResMed, Inc.	539	85,680
United Therapeutics Corp.*	703	72,381
UnitedHealth Group, Inc.	6,041	1,540,213
Universal Health Services, Inc., Class B	436	53,951
Varian Medical Systems, Inc.*	520	63,945
Waters Corp.*	381	74,253
West Pharmaceutical Services, Inc.	396	59,622

(Cost $11,703,814)		12,162,948

Industrials — 11.2%
3M Co.	3,999	596,811
Acuity Brands, Inc.	554	56,984
AECOM*	633	28,447
AGCO Corp.	655	39,582
Alaska Air Group, Inc.	1,197	60,401
Allison Transmission Holdings, Inc.	1,040	42,224
AO Smith Corp. (a)	1,736	68,659
Boeing Co.	4,987	1,371,974
C.H. Robinson Worldwide, Inc. (a)	1,949	134,286
Carlisle Cos., Inc.	253	36,758
Caterpillar, Inc.	2,346	291,467
Copa Holdings SA, Class A	220	18,291
Copart, Inc.*	947	80,003
Cummins, Inc.	2,845	430,420
Curtiss-Wright Corp.	141	16,911
Delta Air Lines, Inc.	7,903	364,565
Donaldson Co., Inc. (a)	776	34,982
Dover Corp.	697	71,610
Eaton Corp. PLC	2,581	234,148
Emerson Electric Co.	3,675	235,604
Equifax, Inc.	271	38,493
Expeditors International of Washington, Inc.	1,962	138,164
Fastenal Co. (a)	4,434	151,731
FedEx Corp.	380	53,645
Fortune Brands Home & Security, Inc.	681	42,052
General Dynamics Corp.	548	87,510
Graco, Inc.	1,158	57,113
HD Supply Holdings, Inc.*	1,118	42,506
Hexcel Corp.	365	23,590

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Honeywell International, Inc.	3,819	$619,327
Huntington Ingalls Industries, Inc.	657	135,033
Illinois Tool Works, Inc.	2,168	363,747
Ingersoll-Rand PLC	421	54,326
ITT, Inc.	902	54,255
Jacobs Engineering Group, Inc.	347	32,042
JB Hunt Transport Services, Inc.	1,206	116,307
JetBlue Airways Corp.*	4,389	69,258
Knight-Swift Transportation Holdings, Inc. (a)	2,301	73,494
Landstar System, Inc.	613	61,895
Lennox International, Inc.	206	46,995
Lincoln Electric Holdings, Inc. (a)	499	40,863
Lockheed Martin Corp.	491	181,606
ManpowerGroup, Inc.	855	64,929
Masco Corp.	2,010	83,053
MSC Industrial Direct Co., Inc., Class A	411	25,408
nVent Electric PLC	1,342	32,221
Old Dominion Freight Line, Inc.	656	127,133
Oshkosh Corp.	793	57,215
PACCAR, Inc.	2,897	193,809
Parker-Hannifin Corp.	795	146,892
Pentair PLC	1,851	72,911
Quanta Services, Inc.	1,409	53,725
Raytheon Co.	2,091	394,279
Resideo Technologies, Inc.*	1,247	13,405
Robert Half International, Inc.	1,963	98,955
Rockwell Automation, Inc.	1,138	208,823
Snap-on, Inc.	475	68,756
Southwest Airlines Co.	9,477	437,743
Spirit AeroSystems Holdings, Inc., Class A	1,106	58,441
Teledyne Technologies, Inc.*	133	44,864
Textron, Inc.	1,516	61,550
Toro Co.	930	66,430
Union Pacific Corp.	2,925	467,444
United Airlines Holdings, Inc.*	1,798	110,739
United Parcel Service, Inc., Class B	5,458	493,894
United Rentals, Inc.*	295	39,082
W.W. Grainger, Inc.	416	115,457
WABCO Holdings, Inc.*	451	60,930
Waste Management, Inc.	600	66,486
Watsco, Inc.	257	40,344
XPO Logistics, Inc.*(a)	796	58,880

(Cost $11,480,577)		10,461,877

Information Technology — 26.4%
Accenture PLC, Class A	5,170	933,650
Amdocs Ltd.	1,027	65,471
Apple, Inc.	23,396	6,395,531
Applied Materials, Inc.	15,811	918,935
Automatic Data Processing, Inc.	2,099	324,799
Broadridge Financial Solutions, Inc.	562	58,650
Cisco Systems, Inc.	20,444	816,329
Citrix Systems, Inc.	609	62,964
Cognex Corp.	705	31,401
Cognizant Technology Solutions Corp., Class A	5,032	306,600

	Number of Shares	Value
Information Technology (Continued)
Coherent, Inc.*(a)	239	$30,762
Corning, Inc. (a)	735	17,537
Cypress Semiconductor Corp.	1,479	34,150
Dolby Laboratories, Inc., Class A	401	26,346
EPAM Systems, Inc.*	206	45,979
Euronet Worldwide, Inc.*	268	33,243
F5 Networks, Inc.*	565	67,772
FLIR Systems, Inc.	863	36,652
Fortinet, Inc.*	619	63,175
HP, Inc.	22,874	475,550
Intel Corp.	67,441	3,744,324
International Business Machines Corp.	726	94,489
Intuit, Inc.	243	64,602
IPG Photonics Corp.*(a)	245	31,272
Jabil, Inc.	1,792	57,434
Jack Henry & Associates, Inc.	357	54,171
KLA Corp.	1,060	162,933
Lam Research Corp.	2,381	698,657
Manhattan Associates, Inc.*	359	24,182
Mastercard, Inc., Class A	6,657	1,932,194
Micron Technology, Inc.*	22,552	1,185,333
Microsoft Corp.	519	84,083
MKS Instruments, Inc.	739	74,040
National Instruments Corp.	693	27,914
NetApp, Inc.	2,948	137,731
NVIDIA Corp.	2,281	616,030
ON Semiconductor Corp.*	1,481	27,635
Paychex, Inc.	1,687	130,709
PayPal Holdings, Inc.*	4,575	494,054
Qorvo, Inc.*	682	68,596
QUALCOMM, Inc.	480	37,584
Skyworks Solutions, Inc.	2,247	225,104
Teradyne, Inc.	1,840	108,118
Texas Instruments, Inc.	8,846	1,009,682
Visa, Inc., Class A (a)	13,589	2,469,937
VMware, Inc., Class A*(a)	477	57,488
Western Digital Corp.	1,296	72,006
Western Union Co. (a)	7,604	170,254
Xilinx, Inc.	320	26,717
Zebra Technologies Corp., Class A*	230	48,523

(Cost $20,322,871)		24,681,292

Materials — 2.3%
Air Products & Chemicals, Inc.	807	177,225
Albemarle Corp. (a)	420	34,377
Alcoa Corp.*	1,603	22,234
Avery Dennison Corp.	479	54,841
Cabot Corp.	449	16,784
Celanese Corp.	1,344	125,987
CF Industries Holdings, Inc.	913	33,653
Chemours Co. (a)	1,413	20,997
Domtar Corp.	643	18,499
Dow, Inc.	4,088	165,196
DuPont de Nemours, Inc.	3,254	139,597
Eastman Chemical Co.	787	48,408
Freeport-McMoRan, Inc.	1,887	18,795
Huntsman Corp.	4,297	81,385

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Materials (Continued)
International Paper Co.	2,230	$82,421
LyondellBasell Industries NV, Class A	4,433	316,782
Newmont Corp.	754	33,651
Nucor Corp.	5,038	208,321
Olin Corp. (a)	1,002	16,222
Packaging Corp. of America	779	70,593
PPG Industries, Inc.	1,184	123,669
Reliance Steel & Aluminum Co.	752	76,922
Sonoco Products Co.	489	23,575
Steel Dynamics, Inc.	3,898	103,804
United States Steel Corp.	1,588	12,736
Valvoline, Inc.	1,367	26,656
Westlake Chemical Corp.	358	20,001
Westrock Co.	1,628	54,131

(Cost $2,579,751)		2,127,462

Real Estate — 1.8%
Apartment Investment & Management Co., Class A REIT	1,832	87,643
Brookfield Property REIT, Inc., Class A REIT (a)	3,155	51,458
CBRE Group, Inc., Class A*	6,569	368,784
Equity Residential REIT	519	38,977
Healthpeak Properties, Inc. REIT (a)	3,474	109,917
Host Hotels & Resorts, Inc. REIT	10,323	149,477
Jones Lang LaSalle, Inc.	634	93,686
Medical Properties Trust, Inc. REIT (a)	7,503	158,538
Public Storage REIT	1,553	324,763
Simon Property Group, Inc. REIT	2,369	291,577
Weingarten Realty Investors REIT	1,685	45,377

(Cost $1,829,946)		1,720,197

	Number of Shares	Value
Utilities — 0.7%
AES Corp.	2,224	$37,208
American Electric Power Co., Inc.	321	28,652
CenterPoint Energy, Inc.	2,400	55,248
Consolidated Edison, Inc.	609	48,001
DTE Energy Co.	163	18,202
Edison International	443	29,765
Exelon Corp.	4,668	201,237
NRG Energy, Inc.	3,954	131,312
Sempra Energy	174	24,322
UGI Corp.	1,042	37,554
Xcel Energy, Inc.	336	20,940

(Cost $660,342)		632,441

TOTAL COMMON STOCKS (Cost $90,887,372)		93,123,520

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c) (Cost $22,100)	22,100	22,100

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b) (Cost $121,196)	121,196	121,196

TOTAL INVESTMENTS — 99.8% (Cost $91,030,668)		$93,266,816
Other assets and liabilities, net — 0.2%		225,733

NET ASSETS — 100.0%		$93,492,549

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c)
—	22,100	(d)	—	—	—	278	—	22,100	22,100

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b)
3,716,009	1,581,014		(5,175,827)	—	—	9,130	—	121,196	121,196

3,716,009	1,603,114		(5,175,827)	—	—	9,408	—	143,296	143,296

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $5,086,102, which is 5.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,188,266.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 29, 2020 (Unaudited)

REIT:	Real Estate Investment Trust

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 Futures	USD	2	$328,488	$295,110	3/20/2020	$(33,378)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$93,123,520	$—	$—	$93,123,520
Short-Term Investments (e)	143,296	—	—	143,296

TOTAL	$93,266,816	$—	$—	$93,266,816

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(33,378)	$—	$—	$(33,378)

TOTAL	$(33,378)	$—	$—	$(33,378)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Assets
Investment in non-affiliated securities at value	$73,017,788	$183,290,521	$93,123,520
Investment in affiliated securities at value	26,613	—	—
Investment in DWS Government Money Market Series	13,037	1,969,809	121,196
Investment in DWS Government & Agency Securities Portfolio*	920,783	128,474	22,100
Foreign currency at value	189,307	—	—
Deposit with broker for futures contracts	13,500	97,600	13,200
Receivables:
Investment securities sold	—	9,762,817	4,064,434
Dividends	165,945	349,342	251,801
Securities lending income	397	2,623	456
Foreign tax reclaim	19,475	—	—

Total assets	$74,366,845	$195,601,186	$97,596,707

Liabilities
Due to custodian	$8,490	$97,199	$—
Payable upon return of securities loaned	920,783	128,474	22,100
Payables:
Capital shares	—	9,766,104	4,064,870
Investment advisory fees	15,341	30,449	16,608
Variation margin on futures contracts	2,025	22,109	580

Total liabilities	946,639	10,044,335	4,104,158

Net Assets, at value	$73,420,206	$185,556,851	$93,492,549

Net Assets Consist of
Paid-in capital	$81,901,524	$185,717,131	$88,427,087
Distributable earnings (loss)	(8,481,318)	(160,280)	5,065,462

Net Assets, at value	$73,420,206	$185,556,851	$93,492,549

Number of Common Shares outstanding	2,850,001	5,700,001	3,450,001

Net Asset Value	$25.76	$32.55	$27.10

Investment in non-affiliated securities at cost	$75,199,647	$182,333,448	$90,887,372

Investment in affiliated securities at cost	$22,982	$—	$—

Value of securities loaned	$898,717	$18,997,685	$5,086,102

Investment in DWS Government Money Market Series at cost	$13,037	$1,969,809	$121,196

Investment in DWS Government & Agency Securities Portfolio at cost*	$920,783	$128,474	$22,100

Non-cash collateral for securities on loan	$53,183	$19,626,097	$5,188,266

Foreign currency at cost	$190,958	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Investment Income
Unaffiliated dividend income*	$792,696	$2,253,856	$1,136,532
Income distributions from affiliated funds	1,065	15,342	9,130
Affiliated securities lending income	3,400	886	278
Unaffiliated securities lending income, net of borrower rebates	—	11,950	2,736

Total investment income	797,161	2,282,034	1,148,676

Expenses
Investment advisory fees	136,739	185,823	106,357
Other expenses	57	57	400

Total expenses	136,796	185,880	106,757

Less fees waived (see note 3):
Waiver	(43,038)	(846)	(430)

Net expenses	93,758	185,034	106,327

Net investment income (loss)	703,403	2,097,000	1,042,349

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,449,116)	(1,905,912)	53,002
In-kind redemptions	—	13,405,186	3,018,167
Futures contracts	34,784	169,827	86,402
Foreign currency transactions	2,557	—	—

Net realized gain (loss)	(1,411,775)	11,669,101	3,157,571
Net change in unrealized appreciation (depreciation) on:
Investments	(541,834)	(18,545,381)	(1,551,757)
Investments in affiliates	3,631	—	—
Futures contracts	(11,320)	(212,438)	(95,686)
Foreign currency translations	(1,350)	—	—

Net change in unrealized appreciation (depreciation)	(550,873)	(18,757,819)	(1,647,443)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,962,648)	(7,088,718)	1,510,128

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,259,245)	$(4,991,718)	$2,552,477

* Unaffiliated foreign tax withheld	$87,916	$1,517	$730

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF		Xtrackers Russell 1000 Comprehensive Factor ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$703,403	$2,231,326	$2,097,000	$3,286,586
Net realized gain (loss)	(1,411,775)	(2,782,464)	11,669,101	(767,812)
Net change in net unrealized appreciation (depreciation)	(550,873)	(1,883,278)	(18,757,819)	2,660,930

Net increase (decrease) in net assets resulting from operations	(1,259,245)	(2,434,416)	(4,991,718)	5,179,704

Distributions to Shareholders	(1,832,684)	(2,029,470)	(2,219,451)	(3,011,382)

Fund Shares Transactions
Proceeds from shares sold	4,158,276	34,949,614	42,885,824	73,507,056
Value of shares redeemed	—	(17,258,305)	(53,420,680)	(43,711,180)

Net increase (decrease) in net assets resulting from fund share transactions	4,158,276	17,691,309	(10,534,856)	29,795,876

Total net increase (decrease) in Net Assets	1,066,347	13,227,423	(17,746,025)	31,964,198

Net Assets
Beginning of period	72,353,859	59,126,436	203,302,876	171,338,678

End of period	$73,420,206	$72,353,859	$185,556,851	$203,302,876

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,700,001	2,050,001	6,000,001	5,050,001
Shares sold	150,000	1,300,000	1,200,000	2,300,000
Shares redeemed	—	(650,000)	(1,500,000)	(1,350,000)

Shares outstanding, end of period	2,850,001	2,700,001	5,700,001	6,000,001

See Notes to Financial Statements.	36

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,042,349	$1,978,165
Net realized gain (loss)	3,157,571	4,286,115
Net change in net unrealized appreciation (depreciation)	(1,647,443)	(119,010)

Net increase (decrease) in net assets resulting from operations	2,552,477	6,145,270

Distributions to Shareholders	(1,287,980)	(1,746,917)

Fund Shares Transactions
Proceeds from shares sold	—	82,359,575
Value of shares redeemed	(18,789,711)	(37,153,935)

Net increase (decrease) in net assets resulting from fund share transactions	(18,789,711)	45,205,640

Total net increase (decrease) in Net Assets	(17,525,214)	49,603,993

Net Assets
Beginning of period	111,017,763	61,413,770

End of period	$93,492,549	$111,017,763

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,100,001	2,250,001
Shares sold	—	3,250,000
Shares redeemed	(650,000)	(1,400,000)

Shares outstanding, end of period	3,450,001	4,100,001

See Notes to Financial Statements.	37

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2016(a)
			2019		2018	2017
Net Asset Value, beginning of period	$26.80		$28.84		$28.17	$25.41	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.25		0.83		0.77	0.54	0.52
Net realized and unrealized gain (loss)	(0.62)		(2.11)		0.72 (c)	3.19 (c)	0.27

Total from investment operations	(0.37)		(1.28)		1.49	3.73	0.79

Less distributions from:
Net investment income	(0.67)		(0.76)		(0.82)	(0.97)	(0.38)

Total distributions	(0.67)		(0.76)		(0.82)	(0.97)	(0.38)

Net Asset Value, end of period	$25.76		$26.80		$28.84	$28.17	$25.41

Total Return (%)	(1.55	)**(d)	(4.51	)(d)	5.32	15.16	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	73		72		59	15	3
Ratio of expenses before fee waiver (%)	0.35	*	0.35		0.35	0.35	0.36	*
Ratio of expenses after fee waiver (%)	0.24	*	0.29		0.35	0.35	0.36	*
Ratio of net investment income (loss) (%)	1.80	*	3.05		2.62	2.10	2.77	*
Portfolio turnover rate (%)(e)	21	**	51		45	45	35	**

Xtrackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2016(a)
			2019		2018	2017
Net Asset Value, beginning of period	$33.88		$33.93		$29.47	$26.76	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.34		0.57		0.52	0.51	0.40
Net realized and unrealized gain (loss)	(1.33)		(0.09	)(c)	4.44	2.85	1.60

Total from investment operations	(0.99)		0.48		4.96	3.36	2.00

Less distributions from:
Net investment income	(0.34)		(0.53)		(0.50)	(0.65)	(0.24)

Total distributions	(0.34)		(0.53)		(0.50)	(0.65)	(0.24)

Net Asset Value, end of period	$32.55		$33.88		$33.93	$29.47	$26.76

Total Return (%)	(2.99	)**(d)	1.53	(d)	16.97 (d)	12.75 (d)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	186		203		171	100	21
Ratio of expenses before fee waiver (%)	0.17	*	0.17		0.19	0.23	0.25	*
Ratio of expenses after fee waiver (%)	0.17	*	0.17		0.18	0.21	0.25	*
Ratio of net investment income (loss) (%)	1.92	*	1.77		1.62	1.83	2.01	*
Portfolio turnover rate (%)(e)	20	**	48		45	67	64	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	38

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Year Ended 8/31/2019		Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$27.08		$27.29		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.27		0.51		0.21
Net realized and unrealized gain (loss)	0.08		(0.25	)(c)	2.16

Total from investment operations	0.35		0.26		2.37

Less distributions from:
Net investment income	(0.33)		(0.47)		(0.08)

Total distributions	(0.33)		(0.47)		(0.08)

Net Asset Value, end of period	$27.10		$27.08		$27.29

Total Return (%)	1.23	**(d)	1.03	(d)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	93		111		61
Ratio of expenses before fee waiver (%)	0.19	*	0.19		0.19	*
Ratio of expenses after fee waiver (%)	0.19	*	0.19		0.19	*
Ratio of net investment income (loss) (%)	1.86	*	1.93		2.00	*
Portfolio turnover rate (%)(e)	0	**(f)	31		26	**

(a)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Amount is less than 0.5%
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	39

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 29, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Xtrackers Russell 1000 Comprehensive Factor ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers Russell 1000 Comprehensive Factor ETF	Russell 1000 Comprehensive Factor Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

40

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund, except Xtrackers Russell 1000 US Quality at a Reasonable Price ETF is diversified. Xtrackers Russell 1000 US Quality at a Reasonable Price ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. As of September 26, 2019, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In

41

DBX ETF Trust

Notes to Financial Statements (Continued)

accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 29, 2020, the Funds did not incur any interest or penalties.

At August 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited

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period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$2,979,340	$922,302	$3,901,642
Xtrackers Russell 1000 Comprehensive Factor ETF	6,533,390	4,788,708	11,322,098
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	—	386,888	386,888

As of August 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$75,271,128	$(2,570,410)	$3,938,464	$(6,508,874)
Xtrackers Russell 1000 Comprehensive Factor ETF	185,334,849	17,621,423	25,559,136	(7,937,713)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	106,902,702	3,676,284	9,202,383	(5,526,099)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of February 29, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 29, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of February 29, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in

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Notes to Financial Statements (Continued)

the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 29, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Common Stocks	$920,783	$—	$—	$53,183	$973,966

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$973,966

Xtrackers Russell 1000 Comprehensive Factor ETF
Common Stocks	$128,474	$752	$1,261,780	$18,363,565	$19,754,571

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$19,754,571

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$22,100	$—	$119,890	$5,068,376	$5,210,366

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$5,210,366

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 29, 2020, Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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Notes to Financial Statements (Continued)

A summary of the open futures contracts as of February 29, 2020 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 29, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$31,540

Xtrackers Russell 1000 Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$217,083

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$33,378

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 29, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$34,784
Xtrackers Russell 1000 Comprehensive Factor ETF	169,827
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	86,402

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$(11,320)
Xtrackers Russell 1000 Comprehensive Factor ETF	(212,438)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(95,686)

For the period ended February 29, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$422,652
Xtrackers Russell 1000 Comprehensive Factor ETF	1,777,969
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1,315,835

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee

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DBX ETF Trust

Notes to Financial Statements (Continued)

payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Xtrackers Russell 1000 Comprehensive Factor ETF	0.17%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%

The Advisor for Xtrackers FTSE Developed ex US Comprehensive Factor ETF has contractually agreed, until December 19, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.24% of the Fund’s average daily net assets. For the period ended February 29, 2020, the Advisor waived $ 42,972 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 29, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$66
Xtrackers Russell 1000 Comprehensive Factor ETF	846
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	430

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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DBX ETF Trust

Notes to Financial Statements (Continued)

4. Investment Portfolio Transactions

For the period ended February 29, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$15,935,914	$16,705,831
Xtrackers Russell 1000 Comprehensive Factor ETF	41,077,654	41,372,910
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	3,843,577	306,264

For the period ended February 29, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$4,029,437	$—
Xtrackers Russell 1000 Comprehensive Factor ETF	42,866,458	53,609,928
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	—	18,788,681

5. Fund Share Transactions

As of February 29, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Subsequent Event

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

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DBX ETF Trust

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

Xtrackers Russell 1000 Comprehensive Factor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Japanese securities as illiquid due to an extended Japanese holiday market closure. The temporary reclassification of Japanese securities caused the Fund to exceed the 15% limit on illiquid investments for a two day period. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Adviser”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Adviser and by Broadridge. The Board took note of the detailed information provided by the Adviser throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

52

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

53

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. With respect to DEEF, foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. QARP is currently non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds (the “Funds”) have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, issued, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000 Comprehensive Factor Index, Russell 1000 2Qual/Val 5% Capped Factor Index and the Russell 2000 Comprehensive Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-045855-5 (4/20) DBX004295 (4/21)

February 29, 2020

Semi-Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our four ETFs tracking the fixed income market for the period ended February 29, 2020.

The global economy remained subdued during the reporting period owing to slowing manufacturing activity and uncertainty surrounding the U.S.-China trade war. However, there were signs of recovery in early 2020 as global Purchasing Managers Index (PMI) data rose and central banks provided positive rhetoric around accommodative policies. In the U.S., the economy experienced steady growth combined with an increase in retail spending, boosting consumer confidence to its highest level since March 2018. The Eurozone slowed in 2019 due to weak industrial sector, the automobile industry’s emissions scandal and concerns around Brexit1 negotiations. Within emerging markets, manufacturing activity improved in pockets, although spillover effects of the trade wars and COVID-19 virus outbreak dampened growth in most economies.

While political risks ebbed as the U.S. and China entered a phase-one trade deal, most central banks signaled at monetary stimulus amid weak global growth and fears of COVID-19 stalling economic activity. The Federal Reserve Board (FRB) attempted to moderate fears by hinting at a dovish stance. The FRB cut rates by 0.25% in October, for the third time in the year, bringing the target range to 1.5-1.75%, which buoyed equity markets. The European Central Bank (ECB) relaunched its targeted longer-term refinancing operations (TLTRO) programme as part of its monetary easing policy considering the bloc’s weak growth and inflation rates being much lower than its targets. The Bank of England (BOE) followed suit, keeping its interest rates unchanged in light of hard Brexit talks coming into play later in 2019 and lower manufacturing and services output. Although preliminary data in February was positive, the BoE remained cautious and supportive of the economy. Furthermore, yields fell as demand for safe-haven sovereign bonds rose 30-year U.S. Treasury yields and 10-year Euro bond yields fell to their lowest since September 2019.

Amidst weak demand and growing risks of the virus outbreak, the Chinese economy grew moderately. In response, the People’s Bank of China implemented collective measures, reducing its reserve requirement ratio and lowering its one- and five-year loan prime rates (LPRs), to inject liquidity into its economy. Nevertheless, the completion of phase one deal of U.S. China trade negotiations increased business optimism leading to sustainable business investments. In contrast, the Bank of Japan continued to keep its monetary policy steady owing to a persistent muted inflation rate.

As the economic impact and risks from COVID-19 spiked, markets retracted sharply from their highs and fears of recession rose. Central banks, who were mildly dovish before, took to infuse liquidity with the FRB announcing emergency rate cuts of 1.0% bringing rates to near-zero and the ECB introducing a 750 billion euros Pandemic Emergency Purchase Programme (PEPP). Concurrently, governments implemented severe restrictions, mass quarantines and even lockdowns to control the contagion along with providing fiscal stimulus; the U.S. passed its Coronavirus Aid, Relief and Economic Security (CARES) Act which provided a 2.3 Trillion USD in relief funds. The increase in public debt, expansion of central-bank balance sheets and search for liquidity may pave the way for a dynamic bond market with multiple forces at play as low government bond yields may shift investors to investment grade and high yield bond markets. While U.S. Presidential elections and Brexit negotiations comes back into focus and the pandemic continues to accompany us in the near term, both equity and fixed income markets could experience high volatility.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 29, 2020

Description	% of Market Value
BBB	1.7%
BB	39.8%
B	46.5%
CCC	11.9%
CC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2020

United States	79.8%
Luxembourg	4.5%
Canada	4.4%
Netherlands	3.8%
Other	7.5%

Total	100.0%

Sector Diversification* as of February 29, 2020

Communications	28.1%
Consumer, Non-cyclical	21.0%
Consumer, Cyclical	14.2%
Energy	9.3%
Financial	8.5%
Industrial	7.5%
Basic Materials	4.4%
Technology	4.3%
Utilities	2.6%
Diversified	0.1%

Total	100.0%

Modified duration as of February 29, 2020: 4.8 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio see page 8.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 29, 2020

Description	% of Market Value
BBB	16.4%
BB	69.5%
B	13.3%
CCC	0.8%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2020

United States	90.1%
Canada	3.2%
Other	6.7%

Total	100.0%

Sector Diversification* as of February 29, 2020

Consumer, Non-cyclical	22.1%
Communications	20.9%
Consumer, Cyclical	14.7%
Energy	12.0%
Industrial	9.8%
Financial	9.3%
Technology	5.1%
Utilities	3.2%
Basic Materials	2.9%

100.0%

Modified duration as of February 29, 2020: 4.3 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio see page 18.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Quality* as of February 29, 2020

Description	% of Market Value
BBB	9.6%
BB	53.2%
B	28.7%
CCC	8.3%
CC	0.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2020

United States	82.6%
Canada	5.3%
Netherlands	2.6%
United Kingdom	2.4%
Luxembourg	2.2%
Other	4.9%

Total	100.0%

Sector Diversification* as of February 29, 2020

Communications	22.1%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	14.5%
Financial	11.5%
Industrial	11.4%
Energy	10.9%
Technology	5.3%
Basic Materials	4.3%
Utilities	2.0%

100.0%

Modified duration as of February 29, 2020: 2.8 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio see page 28.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Quality* as of February 29, 2020

Description	% of Market Value
BBB	8.8%
BB	54.8%
B	30.0%
CCC	6.3%
C	0.1%

100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 29, 2020

United States	85.0%
Canada	3.9%
Luxembourg	2.7%
Netherlands	2.7%
Other	5.7%

Total	100.0%

Sector Diversification* as of February 29, 2020

Communications	24.2%
Consumer, Non-cyclical	21.4%
Consumer, Cyclical	14.6%
Energy	10.7%
Financial	9.0%
Industrial	8.6%
Technology	4.9%
Basic Materials	3.7%
Utilities	2.8%
Diversified	0.1%

Total	100.0%

Modified duration as of February 29, 2020: 4.6 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio see page 37.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,006.60	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,007.00	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,002.80	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,006.50	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%	$0.75

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

7

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund

February 29, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.1%
Basic Materials — 4.3%
Chemicals — 2.4%
Chemours Co. 6.625%, 5/15/23	$319,000	$309,202
7.00%, 5/15/25 (a)	200,000	186,917
5.375%, 5/15/27	150,000	129,034
Consolidated Energy Finance SA 6.875%, 6/15/25, 144A	200,000	195,098
6.50%, 5/15/26, 144A	100,000	98,019
Element Solutions, Inc., 144A 5.875%, 12/1/25	250,000	251,878
Hexion, Inc., 144A 7.875%, 7/15/27 (a)	120,000	119,403
NOVA Chemicals Corp. 4.875%, 6/1/24, 144A	450,000	435,562
5.25%, 6/1/27, 144A	600,000	571,302
OCI NV 6.625%, 4/15/23, 144A	200,000	207,900
5.25%, 11/1/24, 144A	200,000	205,000
Olin Corp. 5.625%, 8/1/29	250,000	252,287
5.00%, 2/1/30	225,000	219,521
Starfruit Finco BV / Starfruit US Holdco LLC, 144A 8.00%, 10/1/26 (a)	150,000	149,209
Valvoline, Inc., 144A 4.25%, 2/15/30	185,000	182,803

(Cost $3,620,882)		3,513,135

Forest Products & Paper — 0.1%
Mercer International, Inc. 7.375%, 1/15/25 (Cost $213,911)	200,000	201,958

Iron/Steel — 0.7%
Allegheny Technologies, Inc. 7.875%, 8/15/23	155,000	164,732
Cleveland-Cliffs, Inc. 4.875%, 1/15/24, 144A	150,000	148,562
5.75%, 3/1/25 (a)	101,000	92,163
5.875%, 6/1/27, 144A	200,000	168,870
United States Steel Corp. 6.875%, 8/15/25 (a)	246,000	213,507
6.25%, 3/15/26 (a)	200,000	161,630

(Cost $1,053,007)		949,464

Mining — 1.1%
Alcoa Nederland Holding BV 7.00%, 9/30/26, 144A	150,000	158,903
6.125%, 5/15/28, 144A	200,000	205,630
FMG Resources August 2006 Pty Ltd., 144A 4.50%, 9/15/27	200,000	193,870
Freeport-McMoRan, Inc. 5.00%, 9/1/27	185,000	182,941
5.25%, 9/1/29 (a)	185,000	186,267
Hudbay Minerals, Inc., 144A 7.625%, 1/15/25	210,000	203,350
Novelis Corp., 144A 4.75%, 1/30/30	490,000	484,181

(Cost $1,644,682)		1,615,142

	Principal Amount	Value
Communications — 27.2%
Advertising — 0.4%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.00%, 8/15/27, 144A	$200,000	$206,380
4.625%, 3/15/30, 144A	150,000	150,696
Terrier Media Buyer, Inc., 144A 8.875%, 12/15/27	300,000	298,500

(Cost $676,277)		655,576

Internet — 2.7%
Match Group, Inc. 5.00%, 12/15/27, 144A	150,000	155,677
4.125%, 8/1/30, 144A	150,000	147,236
Netflix, Inc. 4.875%, 4/15/28	492,000	519,176
5.875%, 11/15/28	567,000	638,527
6.375%, 5/15/29	340,000	389,963
5.375%, 11/15/29, 144A	200,000	217,810
4.875%, 6/15/30, 144A	300,000	316,695
NortonLifeLock, Inc., 144A 5.00%, 4/15/25	350,000	354,810
Photo Holdings Merger Sub, Inc., 144A 8.50%, 10/1/26	250,000	237,343
Uber Technologies, Inc. 7.50%, 11/1/23, 144A	150,000	156,749
8.00%, 11/1/26, 144A	450,000	469,205
7.50%, 9/15/27, 144A	400,000	418,010

(Cost $3,873,427)		4,021,201

Media — 10.6%
Altice Financing SA 7.50%, 5/15/26, 144A	750,000	792,637
5.00%, 1/15/28, 144A (a)	450,000	437,580
AMC Networks, Inc. 5.00%, 4/1/24	300,000	302,250
4.75%, 8/1/25	248,000	247,699
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 6/1/29, 144A	450,000	479,947
4.75%, 3/1/30, 144A	1,000,000	1,029,975
4.50%, 8/15/30, 144A	450,000	455,906
Cengage Learning, Inc., 144A 9.50%, 6/15/24	175,000	152,870
Clear Channel Worldwide Holdings, Inc., 144A 5.125%, 8/15/27	400,000	401,828
CSC Holdings LLC 5.375%, 2/1/28, 144A	225,000	234,597
7.50%, 4/1/28, 144A	300,000	337,553
6.50%, 2/1/29, 144A	450,000	498,049
5.75%, 1/15/30, 144A	800,000	847,000
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/26, 144A	950,000	877,699
6.625%, 8/15/27, 144A (a)	550,000	444,675
DISH DBS Corp. 5.00%, 3/15/23	450,000	453,978
5.875%, 11/15/24	550,000	565,298
7.75%, 7/1/26 (a)	675,000	726,577

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Media (Continued)
Entercom Media Corp., 144A 6.50%, 5/1/27	$100,000	$104,785
Gray Television, Inc., 144A 7.00%, 5/15/27	250,000	270,462
iHeartCommunications, Inc. 6.375%, 5/1/26	200,000	215,315
8.375%, 5/1/27	450,000	489,510
5.25%, 8/15/27, 144A	250,000	258,287
4.75%, 1/15/28, 144A	175,000	174,449
LCPR Senior Secured Financing DAC, 144A 6.75%, 10/15/27	350,000	368,707
Meredith Corp. 6.875%, 2/1/26	400,000	402,219
Nexstar Broadcasting, Inc., 144A 5.625%, 7/15/27	550,000	570,295
Sinclair Television Group, Inc. 5.125%, 2/15/27, 144A	100,000	98,755
5.50%, 3/1/30, 144A	200,000	199,130
Sirius XM Radio, Inc., 144A 5.50%, 7/1/29	400,000	429,620
TEGNA, Inc. 4.625%, 3/15/28, 144A	300,000	291,008
5.00%, 9/15/29, 144A	350,000	346,062
Univision Communications, Inc. 5.125%, 5/15/23, 144A	350,000	338,450
5.125%, 2/15/25, 144A	475,000	449,360
UPC Holding BV, 144A 5.50%, 1/15/28	450,000	457,178
Virgin Media Secured Finance PLC, 144A 5.50%, 5/15/29	250,000	257,038
Ziggo Bond Co. BV 6.00%, 1/15/27, 144A	100,000	105,607
5.125%, 2/28/30, 144A	150,000	152,126
Ziggo BV, 144A 4.875%, 1/15/30 (a)	200,000	208,215

(Cost $15,512,150)		15,472,696

Telecommunications — 13.5%
Altice France SA 7.375%, 5/1/26, 144A	1,800,000	1,890,990
8.125%, 2/1/27, 144A	450,000	491,233
5.50%, 1/15/28, 144A (a)	350,000	350,647
C&W Senior Financing DAC, 144A 6.875%, 9/15/27	400,000	422,929
CenturyLink, Inc. Series Y, 7.50%, 4/1/24 (a)	306,000	342,593
5.625%, 4/1/25 (a)	150,000	156,688
5.125%, 12/15/26, 144A	389,000	392,890
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	200,000	210,748
CommScope Technologies LLC 6.00%, 6/15/25, 144A	400,000	376,000
5.00%, 3/15/27, 144A	200,000	181,485
CommScope, Inc. 5.50%, 3/1/24, 144A	300,000	305,905
5.50%, 6/15/24, 144A	485,000	462,006
6.00%, 3/1/26, 144A	500,000	514,152
8.25%, 3/1/27, 144A	250,000	251,712

	Principal Amount	Value
Telecommunications (Continued)
Connect Finco SARL / Connect US Finco LLC, 144A 6.75%, 10/1/26	$700,000	$713,041
Consolidated Communications, Inc. 6.50%, 10/1/22 (a)	160,000	154,400
DKT Finance ApS, 144A 9.375%, 6/17/23	200,000	212,990
Frontier Communications Corp. 8.75%, 4/15/22	226,000	106,856
10.50%, 9/15/22	600,000	273,937
7.125%, 1/15/23	200,000	93,000
7.625%, 4/15/24	250,000	119,375
6.875%, 1/15/25	259,000	124,427
11.00%, 9/15/25	1,125,000	517,500
8.50%, 4/1/26, 144A	500,000	507,175
8.00%, 4/1/27, 144A	550,000	571,643
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	250,000	254,821
GTT Communications, Inc., 144A 7.875%, 12/31/24	175,000	134,313
Hughes Satellite Systems Corp. 6.625%, 8/1/26	250,000	275,737
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23 (a)	400,000	237,000
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	175,000	198,680
5.50%, 8/1/23	400,000	344,834
8.50%, 10/15/24, 144A	900,000	778,874
9.75%, 7/15/25, 144A	700,000	618,772
Intelsat Luxembourg SA 7.75%, 6/1/21 (a)	100,000	75,750
8.125%, 6/1/23	300,000	128,250
Intrado Corp., 144A 8.50%, 10/15/25	350,000	236,250
Level 3 Financing, Inc., 144A 4.625%, 9/15/27	300,000	306,555
Metropolitan Light Co. Ltd., 144A 5.50%, 11/21/22	200,000	207,611
Nokia OYJ 4.375%, 6/12/27	175,000	184,919
Sable International Finance Ltd., 144A 5.75%, 9/7/27	200,000	208,070
Sprint Communications, Inc. 6.00%, 11/15/22	465,000	499,587
Sprint Corp. 7.875%, 9/15/23	1,250,000	1,430,731
7.125%, 6/15/24	1,350,000	1,534,498
7.625%, 2/15/25	300,000	348,750
7.625%, 3/1/26	400,000	472,624
7.25%, 2/1/28, 144A	230,000	230,840
ViaSat, Inc. 5.625%, 9/15/25, 144A	250,000	247,446
5.625%, 4/15/27, 144A	200,000	203,810
Ypso Finance Bis SA 10.50%, 5/15/27, 144A	450,000	515,250
6.00%, 2/15/28, 144A	375,000	361,050

(Cost $20,464,151)		19,779,344

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical — 13.8%
Airlines — 0.2%
American Airlines Group, Inc., 144A 3.75%, 3/1/25	$125,000	$115,547
Virgin Australia Holdings Ltd., 144A 8.125%, 11/15/24	150,000	130,500

(Cost $265,065)		246,047

Auto Manufacturers — 1.0%
Allison Transmission, Inc. 4.75%, 10/1/27, 144A	150,000	154,177
5.875%, 6/1/29, 144A	100,000	108,607
Jaguar Land Rover Automotive PLC 5.625%, 2/1/23, 144A	250,000	242,748
4.50%, 10/1/27, 144A	125,000	105,759
Navistar International Corp., 144A 6.625%, 11/1/25	400,000	415,166
Tesla, Inc., 144A 5.30%, 8/15/25	500,000	500,620

(Cost $1,509,935)		1,527,077

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	270,000	233,557
American Axle & Manufacturing, Inc. 6.25%, 4/1/25	150,000	145,543
6.25%, 3/15/26	198,000	191,040
6.50%, 4/1/27	170,000	163,544
Goodyear Tire & Rubber Co. 5.00%, 5/31/26 (a)	50,000	49,280
4.875%, 3/15/27	400,000	387,740
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 6.25%, 5/15/26, 144A	300,000	308,722
8.50%, 5/15/27, 144A	600,000	610,890
Tenneco, Inc. 5.00%, 7/15/26 (a)	175,000	150,942

(Cost $2,352,891)		2,241,258

Distribution/Wholesale — 1.0%
Core & Main LP, 144A 6.125%, 8/15/25 (a)	175,000	177,641
KAR Auction Services, Inc., 144A 5.125%, 6/1/25	297,000	305,757
Performance Food Group, Inc., 144A 5.50%, 10/15/27	300,000	317,257
Wolverine Escrow LLC 8.50%, 11/15/24, 144A	200,000	195,457
9.00%, 11/15/26, 144A	300,000	299,801
13.125%, 11/15/27, 144A	150,000	157,875

(Cost $1,445,452)		1,453,788

Entertainment — 2.2%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25	200,000	163,917
5.875%, 11/15/26	180,000	144,418
6.125%, 5/15/27 (a)	187,000	148,206

	Principal Amount	Value
Entertainment (Continued)
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	$500,000	$492,260
Churchill Downs, Inc. 5.50%, 4/1/27, 144A	200,000	209,120
4.75%, 1/15/28, 144A	100,000	100,185
Cirsa Finance International Sarl, 144A 7.875%, 12/20/23	200,000	209,478
International Game Technology PLC, 144A 6.25%, 1/15/27	200,000	211,774
Lions Gate Capital Holdings LLC 6.375%, 2/1/24, 144A	100,000	98,249
5.875%, 11/1/24, 144A	200,000	194,023
Merlin Entertainments Ltd., 144A 5.75%, 6/15/26	150,000	161,302
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24	175,000	173,615
Scientific Games International, Inc. 8.25%, 3/15/26, 144A	400,000	411,630
7.00%, 5/15/28, 144A	200,000	193,810
7.25%, 11/15/29, 144A	150,000	146,527
Six Flags Entertainment Corp., 144A 5.50%, 4/15/27	160,000	153,096

(Cost $3,312,652)		3,211,610

Home Builders — 0.8%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.25%, 9/15/27, 144A	250,000	257,337
4.875%, 2/15/30, 144A	125,000	123,894
Century Communities, Inc. 6.75%, 6/1/27	100,000	107,232
Mattamy Group Corp., 144A 5.25%, 12/15/27	150,000	156,750
Shea Homes LP / Shea Homes Funding Corp., 144A 4.75%, 2/15/28	140,000	140,335
Taylor Morrison Communities, Inc. 5.875%, 6/15/27, 144A	200,000	223,965
5.75%, 1/15/28, 144A	95,000	105,234

(Cost $1,077,168)		1,114,747

Housewares — 0.1%
Scotts Miracle-Gro Co., 144A 4.50%, 10/15/29 (Cost $151,157)	150,000	155,629

Leisure Time — 0.2%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/1/22	100,000	45,719
Viking Cruises Ltd., 144A 5.875%, 9/15/27	270,000	240,475

(Cost $360,032)		286,194

Lodging — 2.0%
Boyd Gaming Corp., 144A 4.75%, 12/1/27	300,000	296,844

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Lodging (Continued)
Diamond Resorts International, Inc. 7.75%, 9/1/23, 144A	$20,000	$20,050
10.75%, 9/1/24, 144A	250,000	258,854
Melco Resorts Finance Ltd. 4.875%, 6/6/25, 144A	450,000	453,556
5.25%, 4/26/26, 144A (a)	150,000	151,569
5.625%, 7/17/27, 144A	200,000	209,723
5.375%, 12/4/29, 144A	250,000	250,886
Station Casinos LLC 5.00%, 10/1/25, 144A	150,000	151,125
4.50%, 2/15/28, 144A	225,000	214,364
Wyndham Destinations, Inc. 5.75%, 4/1/27	150,000	159,007
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 3/1/25, 144A	300,000	295,122
5.25%, 5/15/27, 144A	450,000	437,063

(Cost $2,928,092)		2,898,163

Retail — 4.4%
1011778 BC ULC / New Red Finance, Inc., 144A 4.375%, 1/15/28	200,000	199,370
Asbury Automotive Group, Inc., 144A 4.75%, 3/1/30	200,000	204,000
Beacon Roofing Supply, Inc., 144A 4.875%, 11/1/25	400,000	386,714
eG Global Finance PLC 6.75%, 2/7/25, 144A	150,000	146,938
8.50%, 10/30/25, 144A	250,000	257,946
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/21	350,000	302,015
6.75%, 6/15/23 (a)	150,000	125,563
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	320,000	315,101
8.75%, 10/1/25, 144A	280,000	281,876
IRB Holding Corp., 144A 6.75%, 2/15/26	150,000	149,302
JC Penney Corp., Inc. 5.875%, 7/1/23, 144A	150,000	124,426
8.625%, 3/15/25, 144A (a)	170,000	94,987
L Brands, Inc. 5.25%, 2/1/28	150,000	145,871
7.50%, 6/15/29	150,000	159,652
Michaels Stores, Inc., 144A 8.00%, 7/15/27 (a)	150,000	125,317
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG 8.00%, 10/25/24, 144A	200,000	59,000
8.75%, 10/25/24, 144A	150,000	45,000
Penske Automotive Group, Inc. 5.50%, 5/15/26	150,000	153,653
PetSmart, Inc. 7.125%, 3/15/23, 144A	750,000	732,900
5.875%, 6/1/25, 144A	322,000	324,834
8.875%, 6/1/25, 144A	75,000	74,813
QVC, Inc. 4.75%, 2/15/27	175,000	172,869

	Principal Amount	Value
Retail (Continued)
Rite Aid Corp. 6.125%, 4/1/23, 144A	$368,000	$338,100
7.50%, 7/1/25, 144A	150,000	150,000
Staples, Inc. 7.50%, 4/15/26, 144A	650,000	648,782
10.75%, 4/15/27, 144A (a)	300,000	287,715
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/24	150,000	148,802
Yum! Brands, Inc., 144A 4.75%, 1/15/30	250,000	259,865

(Cost $6,396,587)		6,415,411

Toys/Games/Hobbies — 0.4%
Mattel, Inc. 6.75%, 12/31/25, 144A	400,000	421,214
5.875%, 12/15/27, 144A	200,000	209,370

(Cost $600,639)		630,584

Consumer, Non-cyclical — 20.4%
Agriculture — 0.7%
JBS Investments II GmbH 7.00%, 1/15/26, 144A	350,000	374,262
5.75%, 1/15/28, 144A	250,000	261,712
Vector Group Ltd. 6.125%, 2/1/25, 144A	250,000	241,253
10.50%, 11/1/26, 144A	150,000	149,108

(Cost $1,042,491)		1,026,335

Commercial Services — 4.6%
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	150,000	148,498
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 7/15/26, 144A	250,000	262,656
9.75%, 7/15/27, 144A	350,000	372,758
APX Group, Inc. 7.875%, 12/1/22	350,000	356,123
7.625%, 9/1/23 (a)	100,000	95,291
6.75%, 2/15/27, 144A	150,000	145,688
ASGN, Inc., 144A 4.625%, 5/15/28	175,000	173,271
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 5.75%, 7/15/27	100,000	100,252
Brink’s Co., 144A 4.625%, 10/15/27	225,000	231,148
Garda World Security Corp., 144A 4.625%, 2/15/27	150,000	148,500
Herc Holdings, Inc., 144A 5.50%, 7/15/27	375,000	389,972
Hertz Corp. 6.25%, 10/15/22	230,000	225,426
5.50%, 10/15/24, 144A	225,000	215,868
7.125%, 8/1/26, 144A	175,000	173,088
6.00%, 1/15/28, 144A	250,000	231,713
Korn Ferry, 144A 4.625%, 12/15/27	130,000	133,575

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24	$450,000	$419,720
Nielsen Co. Luxembourg SARL, 144A 5.00%, 2/1/25 (a)	200,000	197,998
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/24, 144A	250,000	259,271
5.75%, 4/15/26, 144A	400,000	412,630
6.25%, 1/15/28, 144A	450,000	434,700
Refinitiv US Holdings, Inc., 144A 8.25%, 11/15/26	500,000	551,425
Service Corp. International 5.125%, 6/1/29	200,000	216,620
Sotheby’s, 144A 7.375%, 10/15/27	200,000	200,500
Team Health Holdings, Inc., 144A 6.375%, 2/1/25 (a)	283,000	152,937
United Rentals North America, Inc. 5.25%, 1/15/30	225,000	237,116
Verscend Escrow Corp., 144A 9.75%, 8/15/26	300,000	326,993

(Cost $6,851,464)		6,813,737

Cosmetics/Personal Care — 0.2%
Coty, Inc., 144A 6.50%, 4/15/26 (a)	200,000	206,005
Revlon Consumer Products Corp. 6.25%, 8/1/24	110,000	43,221

(Cost $272,144)		249,226

Food — 3.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 5.75%, 3/15/25	400,000	415,666
7.50%, 3/15/26, 144A	250,000	278,281
4.625%, 1/15/27, 144A	450,000	443,542
5.875%, 2/15/28, 144A	175,000	182,201
4.875%, 2/15/30, 144A	275,000	275,687
B&G Foods, Inc. 5.25%, 4/1/25	300,000	296,873
5.25%, 9/15/27	150,000	148,688
JBS USA LUX SA / JBS USA Finance, Inc., 144A 6.75%, 2/15/28	300,000	325,845
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 4/15/29, 144A	450,000	488,948
5.50%, 1/15/30, 144A	400,000	420,948
Pilgrim’s Pride Corp., 144A 5.875%, 9/30/27	280,000	290,682
Post Holdings, Inc. 5.625%, 1/15/28, 144A	80,000	83,765
5.50%, 12/15/29, 144A	380,000	394,953
4.625%, 4/15/30, 144A	370,000	365,593
Sigma Holdco BV, 144A 7.875%, 5/15/26	200,000	196,370

(Cost $4,497,283)		4,608,042

	Principal Amount	Value
Healthcare-Products — 0.2%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 7.25%, 2/1/28 (Cost $224,438)	$220,000	$216,700

Healthcare-Services — 5.5%
AHP Health Partners, Inc., 144A 9.75%, 7/15/26	200,000	218,569
CHS/Community Health Systems, Inc. 6.25%, 3/31/23	1,036,000	1,030,820
9.875%, 6/30/23, 144A (a)	950,000	902,989
8.625%, 1/15/24, 144A	250,000	260,472
8.125%, 6/30/24, 144A	50,000	45,874
6.625%, 2/15/25, 144A	325,000	332,312
8.00%, 3/15/26, 144A	600,000	620,744
8.00%, 12/15/27, 144A	235,000	242,050
6.875%, 4/1/28, 144A (a)	574,000	324,310
Encompass Health Corp. 4.75%, 2/1/30	150,000	155,123
Envision Healthcare Corp., 144A 8.75%, 10/15/26	400,000	212,861
LifePoint Health, Inc., 144A 4.375%, 2/15/27	185,000	183,095
MEDNAX, Inc. 5.25%, 12/1/23, 144A	300,000	294,251
6.25%, 1/15/27, 144A	250,000	240,619
Quorum Health Corp. 11.625%, 4/15/23 (a)	83,000	71,207
Radiology Partners, Inc., 144A 9.25%, 2/1/28	230,000	231,725
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A 9.75%, 12/1/26	450,000	482,051
Select Medical Corp., 144A 6.25%, 8/15/26	375,000	400,532
Surgery Center Holdings, Inc., 144A 10.00%, 4/15/27	100,000	109,535
Tenet Healthcare Corp. 6.75%, 6/15/23	400,000	430,674
5.125%, 5/1/25	350,000	352,958
7.00%, 8/1/25	475,000	489,053
6.25%, 2/1/27, 144A	400,000	419,500

(Cost $8,073,223)		8,051,324

Household Products/Wares — 0.2%
Prestige Brands, Inc., 144A 5.125%, 1/15/28 (Cost $261,770)	250,000	261,875

Pharmaceuticals — 5.9%
Bausch Health Americas, Inc., 144A 9.25%, 4/1/26	500,000	559,585
Bausch Health Cos., Inc. 6.125%, 4/15/25, 144A	915,000	934,933
9.00%, 12/15/25, 144A	1,005,000	1,121,540
7.00%, 1/15/28, 144A	200,000	214,390
7.25%, 5/30/29, 144A	250,000	275,462
5.25%, 1/30/30, 144A	700,000	694,750

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	$410,000	$322,912
6.00%, 2/1/25, 144A	320,000	247,299
Horizon Therapeutics USA, Inc., 144A 5.50%, 8/1/27	200,000	207,870
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 8/1/22, 144A	200,000	152,500
5.625%, 10/15/23, 144A	150,000	86,687
Par Pharmaceutical, Inc., 144A 7.50%, 4/1/27	500,000	529,262
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	200,000	198,950
2.95%, 12/18/22	200,000	192,396
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	900,000	839,624
6.00%, 4/15/24	300,000	305,126
7.125%, 1/31/25, 144A	300,000	316,226
3.15%, 10/1/26	1,050,000	918,461
6.75%, 3/1/28 (a)	450,000	478,395

(Cost $8,186,736)		8,596,368

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A 7.00%, 2/1/24 (Cost $143,863)	150,000	150,437

Energy — 9.1%
Coal — 0.2%
Peabody Energy Corp. 6.00%, 3/31/22, 144A (a)	175,000	149,975
6.375%, 3/31/25, 144A	145,000	100,050

(Cost $300,021)		250,025

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC, 144A 4.75%, 1/15/30 (Cost $207,430)	200,000	208,120

Oil & Gas — 6.7%
American Energy- Permian Basin LLC, 144A 12.00%, 10/1/24	200,000	140,500
Antero Resources Corp. 5.375%, 11/1/21	325,000	272,408
5.125%, 12/1/22	150,000	93,267
5.625%, 6/1/23 (a)	40,000	21,700
5.00%, 3/1/25 (a)	425,000	219,937
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, 4/1/22, 144A	326,000	278,637
7.00%, 11/1/26, 144A	175,000	105,498
Baytex Energy Corp., 144A 8.75%, 4/1/27 (a)	150,000	142,875
Bruin E&P Partners LLC, 144A 8.875%, 8/1/23	200,000	106,583

	Principal Amount	Value
Oil & Gas (Continued)
California Resources Corp., 144A 8.00%, 12/15/22 (a)	$600,000	$136,500
Callon Petroleum Co. 6.25%, 4/15/23	175,000	148,314
6.125%, 10/1/24	235,000	187,460
6.375%, 7/1/26	100,000	78,035
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A 11.00%, 4/15/25 (a)	170,000	179,773
Chesapeake Energy Corp., 144A 11.50%, 1/1/25 (a)	816,000	467,160
CNX Resources Corp. 5.875%, 4/15/22	310,000	286,378
7.25%, 3/14/27, 144A	150,000	110,932
Comstock Resources, Inc. 7.50%, 5/15/25, 144A	200,000	148,023
9.75%, 8/15/26	255,000	214,167
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	155,000	135,974
9.25%, 3/31/22, 144A	250,000	200,703
7.75%, 2/15/24, 144A	70,000	39,236
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25 (a)	150,000	106,125
EQT Corp. 6.125%, 2/1/25	300,000	228,870
3.90%, 10/1/27	375,000	241,875
7.00%, 2/1/30	225,000	168,750
Extraction Oil & Gas, Inc. 7.375%, 5/15/24, 144A	100,000	34,708
5.625%, 2/1/26, 144A	265,000	93,505
Gulfport Energy Corp. 6.00%, 10/15/24	225,000	75,375
6.375%, 5/15/25	150,000	48,062
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/1/24, 144A	175,000	138,760
5.75%, 10/1/25, 144A	200,000	160,583
6.25%, 11/1/28, 144A	150,000	109,555
Laredo Petroleum, Inc. 9.50%, 1/15/25 (a)	200,000	144,250
10.125%, 1/15/28	130,000	93,584
MEG Energy Corp. 7.00%, 3/31/24, 144A	174,000	165,228
7.125%, 2/1/27, 144A	400,000	378,308
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26, 144A	200,000	117,509
10.50%, 5/15/27, 144A	150,000	101,302
Nabors Industries Ltd. 7.25%, 1/15/26, 144A	170,000	155,550
7.50%, 1/15/28, 144A	120,000	111,012
Nabors Industries, Inc. 5.75%, 2/1/25	250,000	180,104
Noble Holding International Ltd. 7.95%, 4/1/25 (a)	150,000	56,938
7.875%, 2/1/26, 144A	225,000	139,297
Oasis Petroleum, Inc. 6.875%, 3/15/22	237,000	186,637
6.25%, 5/1/26, 144A (a)	150,000	92,629

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
QEP Resources, Inc. 5.625%, 3/1/26 (a)	$150,000	$120,379
Range Resources Corp. 5.00%, 8/15/22 (a)	50,000	41,125
5.00%, 3/15/23 (a)	402,000	292,330
4.875%, 5/15/25 (a)	200,000	126,940
9.25%, 2/1/26, 144A	150,000	102,026
SM Energy Co. 5.00%, 1/15/24	100,000	78,239
5.625%, 6/1/25	275,000	214,614
6.75%, 9/15/26	175,000	138,748
6.625%, 1/15/27 (a)	100,000	77,732
Southwestern Energy Co. 6.20%, 1/23/25	307,000	227,944
7.50%, 4/1/26 (a)	200,000	152,505
7.75%, 10/1/27 (a)	150,000	114,004
Transocean, Inc. 7.50%, 1/15/26, 144A	450,000	358,795
8.00%, 2/1/27, 144A	270,000	224,438
Valaris PLC 4.875%, 6/1/22	200,000	130,562
7.75%, 2/1/26 (a)	300,000	119,243
Whiting Petroleum Corp. 5.75%, 3/15/21	250,000	144,313
6.25%, 4/1/23	125,000	56,563
6.625%, 1/15/26	300,000	110,258

(Cost $13,835,009)		9,873,334

Oil & Gas Services — 0.7%
KCA Deutag UK Finance PLC, 144A 9.875%, 4/1/22	200,000	124,562
SESI LLC 7.125%, 12/15/21, 144A	320,000	263,200
7.75%, 9/15/24	107,000	51,941
Weatherford International Ltd., 144A 11.00%, 12/1/24	650,000	623,285

(Cost $1,329,859)		1,062,988

Pipelines — 1.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	200,000	152,500
5.75%, 3/1/27, 144A	220,000	150,156
5.75%, 1/15/28, 144A	200,000	137,505
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	265,000	242,745
EnLink Midstream LLC 5.375%, 6/1/29	150,000	129,780
EQM Midstream Partners LP 5.50%, 7/15/28	265,000	222,269
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	175,000	147,821
6.25%, 5/15/26	170,000	142,434
7.75%, 2/1/28	200,000	172,250

	Principal Amount	Value
Pipelines (Continued)
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/1/23	$200,000	$185,498
7.50%, 4/15/26	100,000	85,237
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 6.00%, 3/1/27	130,000	124,475

(Cost $2,178,265)		1,892,670

Financial — 8.3%
Banks — 0.6%
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	300,000	289,625
8.25%, 4/15/25, 144A	100,000	94,969
Intesa Sanpaolo SpA, 144A 5.71%, 1/15/26	470,000	511,761

(Cost $837,726)		896,355

Diversified Financial Services — 2.5%
Credit Acceptance Corp., 144A 6.625%, 3/15/26	125,000	131,549
LPL Holdings, Inc., 144A 4.625%, 11/15/27	125,000	126,875
Nationstar Mortgage Holdings, Inc. 9.125%, 7/15/26, 144A	300,000	325,281
6.00%, 1/15/27, 144A	170,000	173,018
Navient Corp. Series MTN, 6.125%, 3/25/24	100,000	103,499
5.875%, 10/25/24	150,000	154,127
6.75%, 6/15/26	200,000	211,370
5.00%, 3/15/27	320,000	310,304
NFP Corp., 144A 6.875%, 7/15/25	225,000	225,565
Quicken Loans, Inc., 144A 5.25%, 1/15/28	330,000	342,217
Springleaf Finance Corp. 6.875%, 3/15/25	600,000	661,494
7.125%, 3/15/26	327,000	363,583
6.625%, 1/15/28	200,000	219,870
5.375%, 11/15/29	250,000	255,788

(Cost $3,448,364)		3,604,540

Insurance — 1.1%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 2/15/24, 144A	250,000	267,106
7.00%, 11/15/25, 144A	300,000	293,907
10.125%, 8/1/26, 144A	110,000	119,061
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23	130,000	131,571
AssuredPartners, Inc., 144A 7.00%, 8/15/25	150,000	150,826
Genworth Holdings, Inc. 7.625%, 9/24/21	200,000	205,814
HUB International Ltd., 144A 7.00%, 5/1/26	450,000	455,614

(Cost $1,574,638)		1,623,899

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Real Estate — 0.4%
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/1/21, 144A	$200,000	$201,450
4.875%, 6/1/23, 144A (a)	200,000	199,375
9.375%, 4/1/27, 144A	150,000	154,129

(Cost $549,552)		554,954

Real Estate Investment Trusts — 2.8%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A 5.75%, 5/15/26	300,000	297,187
CBL & Associates LP 5.25%, 12/1/23	100,000	50,736
5.95%, 12/15/26	200,000	81,904
Diversified Healthcare Trust 4.75%, 2/15/28	150,000	157,327
ESH Hospitality, Inc., 144A 4.625%, 10/1/27	250,000	243,287
Iron Mountain, Inc. 4.875%, 9/15/27, 144A	320,000	324,743
5.25%, 3/15/28, 144A	250,000	259,287
4.875%, 9/15/29, 144A	300,000	298,003
iStar, Inc. 4.25%, 8/1/25	200,000	197,960
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 4.25%, 2/1/27	260,000	247,325
Ryman Hospitality Properties, Inc., 144A 4.75%, 10/15/27	150,000	151,781
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.125%, 12/15/24, 144A	30,000	27,225
7.875%, 2/15/25, 144A	675,000	697,478
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	150,000	147,000
8.25%, 10/15/23	494,000	460,655
VICI Properties LP / VICI Note Co., Inc., 144A 4.625%, 12/1/29	300,000	310,305
Washington Prime Group LP 6.45%, 8/15/24 (a)	250,000	206,459

(Cost $4,347,135)		4,158,662

Venture Capital — 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24, 144A	400,000	408,500
6.375%, 12/15/25	200,000	206,917
6.25%, 5/15/26	350,000	359,444
5.25%, 5/15/27, 144A	320,000	321,600

(Cost $1,291,261)		1,296,461

Industrial — 7.3%
Aerospace/Defense — 3.1%
Bombardier, Inc. 8.75%, 12/1/21, 144A	400,000	424,308
5.75%, 3/15/22, 144A	150,000	153,267

	Principal Amount	Value
Aerospace/Defense (Continued)
6.00%, 10/15/22, 144A	$150,000	$147,375
6.125%, 1/15/23, 144A	500,000	502,143
7.50%, 12/1/24, 144A	460,000	464,409
7.50%, 3/15/25, 144A	300,000	297,000
7.875%, 4/15/27, 144A	600,000	597,015
Spirit AeroSystems, Inc. 4.60%, 6/15/28	215,000	213,720
SSL Robotics LLC, 144A 9.75%, 12/31/23	300,000	319,590
TransDigm, Inc. 6.375%, 6/15/26	406,000	417,936
5.50%, 11/15/27, 144A	850,000	850,510
Triumph Group, Inc. 7.75%, 8/15/25	150,000	148,937

(Cost $4,565,344)		4,536,210

Building Materials — 0.9%
Builders FirstSource, Inc., 144A 5.00%, 3/1/30	150,000	150,353
Cornerstone Building Brands, Inc., 144A 8.00%, 4/15/26	209,000	207,375
Griffon Corp., 144A 5.75%, 3/1/28	265,000	265,595
JELD-WEN, Inc. 4.625%, 12/15/25, 144A	101,000	102,052
4.875%, 12/15/27, 144A	135,000	140,016
Standard Industries, Inc. 5.00%, 2/15/27, 144A	140,000	144,050
4.75%, 1/15/28, 144A	310,000	319,245

(Cost $1,305,037)		1,328,686

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25 (Cost $328,816)	316,000	306,912

Environmental Control — 0.4%
Covanta Holding Corp. 6.00%, 1/1/27	175,000	180,748
GFL Environmental, Inc. 5.375%, 3/1/23, 144A	150,000	154,312
7.00%, 6/1/26, 144A	150,000	158,115
8.50%, 5/1/27, 144A	150,000	162,713

(Cost $646,461)		655,888

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/1/24 (Cost $171,775)	162,000	171,653

Packaging & Containers — 2.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A 5.25%, 8/15/27	225,000	229,084
Berry Global, Inc., 144A 5.625%, 7/15/27	150,000	156,371
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	190,000	186,677
7.875%, 7/15/26, 144A	150,000	152,598

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
LABL Escrow Issuer LLC 6.75%, 7/15/26, 144A	$250,000	$262,393
10.50%, 7/15/27, 144A	200,000	207,464
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24, 144A	530,000	529,173
7.25%, 4/15/25, 144A	400,000	388,672
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A 7.00%, 7/15/24	250,000	252,814
Sealed Air Corp., 144A 4.00%, 12/1/27	150,000	149,625
Silgan Holdings, Inc., 144A 4.125%, 2/1/28	150,000	151,313
Trivium Packaging Finance BV 5.50%, 8/15/26, 144A	325,000	337,391
8.50%, 8/15/27, 144A	215,000	227,851

(Cost $3,270,731)		3,231,426

Transportation — 0.3%
Cargo Aircraft Management, Inc., 144A 4.75%, 2/1/28	180,000	178,875
Hornbeck Offshore Services, Inc. 5.00%, 3/1/21 (a)	200,000	72,250
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23 (a)	150,000	148,187

(Cost $483,451)		399,312

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 144A 6.50%, 10/1/25 (Cost $100,741)	100,000	105,042

Technology — 4.1%
Computers — 1.6%
Banff Merger Sub, Inc., 144A 9.75%, 9/1/26	450,000	453,364
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	125,000	112,864
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23 (a)	320,000	108,000
NCR Corp. 5.75%, 9/1/27, 144A	150,000	158,223
6.125%, 9/1/29, 144A	150,000	163,073
Presidio Holdings, Inc. 4.875%, 2/1/27, 144A	130,000	130,244
8.25%, 2/1/28, 144A	115,000	118,881
Vericast Corp. 9.25%, 3/1/21, 144A	175,000	175,437
8.375%, 8/15/22, 144A	250,000	208,203
Western Digital Corp. 4.75%, 2/15/26	700,000	724,063

(Cost $2,555,979)		2,352,352

Office/Business Equipment — 0.1%
Pitney Bowes, Inc. 4.625%, 5/15/22	73,000	74,665
4.625%, 3/15/24	16,000	15,114

(Cost $83,354)		89,779

	Principal Amount	Value
Semiconductors — 0.1%
Qorvo, Inc., 144A 4.375%, 10/15/29 (Cost $209,557)	$200,000	$208,125

Software — 2.3%
Camelot Finance SA, 144A 4.50%, 11/1/26	200,000	201,355
CDK Global, Inc., 144A 5.25%, 5/15/29	150,000	160,125
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/1/25	370,000	375,084
Dun & Bradstreet Corp. 6.875%, 8/15/26, 144A	200,000	213,925
10.25%, 2/15/27, 144A	200,000	224,870
MSCI, Inc., 144A 4.00%, 11/15/29	300,000	311,445
Nuance Communications, Inc. 5.625%, 12/15/26	150,000	158,598
Open Text Corp., 144A 3.875%, 2/15/28	275,000	272,160
PTC, Inc., 144A 4.00%, 2/15/28	150,000	150,000
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	390,000	374,400
SS&C Technologies, Inc., 144A 5.50%, 9/30/27	600,000	629,445
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 10.50%, 2/1/24 (a)	400,000	343,166

(Cost $3,447,384)		3,414,573

Utilities — 2.5%
Electric — 2.2%
Calpine Corp. 5.25%, 6/1/26, 144A	360,000	357,733
4.50%, 2/15/28, 144A	50,000	48,022
5.125%, 3/15/28, 144A	700,000	659,750
Clearway Energy Operating LLC 5.75%, 10/15/25	225,000	232,968
4.75%, 3/15/28, 144A	200,000	205,000
Drax Finco PLC, 144A 6.625%, 11/1/25	100,000	104,614
InterGen NV, 144A 7.00%, 6/30/23	260,000	256,100
Talen Energy Supply LLC 10.50%, 1/15/26, 144A	400,000	356,929
7.25%, 5/15/27, 144A	150,000	151,223
6.625%, 1/15/28, 144A	100,000	96,005
Vistra Operations Co. LLC 5.625%, 2/15/27, 144A	400,000	410,740
5.00%, 7/31/27, 144A	400,000	404,740

(Cost $3,354,950)		3,283,824

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/26	200,000	207,874
5.75%, 5/20/27	180,000	188,464

(Cost $381,130)		396,338

TOTAL CORPORATE BONDS (Cost $147,815,539)		142,265,196

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF Fund (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 5.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(b)(c) (Cost $8,211,443)	8,211,443	$8,211,443

CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 1.54%(b) (Cost $2,252,807)	2,252,807	2,252,807

TOTAL INVESTMENTS — 104.2%
(Cost $158,279,789)		$152,729,446
Other assets and liabilities, net — (4.2%)		(6,122,479)

NET ASSETS — 100.0%		$146,606,967

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 5.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(b)(c)
9,810,481	—	(1,599,038	)(d)	—	—	69,671	—	8,211,443	8,211,443

CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 1.54%(b)
2,360,073	14,369,997	(14,477,263)		—	—	7,638	—	2,252,807	2,252,807

12,170,554	14,369,997	(16,076,301)		—	—	77,309	—	10,464,250	10,464,250

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $9,595,144, which is 6.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,952,305.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$142,265,196	$—	$142,265,196
Short-Term Investments (e)	10,464,250	—	—	10,464,250

TOTAL	$10,464,250	$142,265,196	$—	$152,729,446

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 29, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 99.5%
Basic Materials — 2.8%
Chemicals — 1.3%
Ashland LLC 4.75%, 8/15/22	$40,000	$41,700
Blue Cube Spinco LLC 9.75%, 10/15/23	225,000	237,442
10.00%, 10/15/25	150,000	162,688
CF Industries, Inc. 3.45%, 6/1/23	250,000	253,752
INEOS Group Holdings SA, 144A 5.625%, 8/1/24	220,000	221,373
NOVA Chemicals Corp., 144A 5.25%, 8/1/23	150,000	150,374
PolyOne Corp. 5.25%, 3/15/23	225,000	240,185
PQ Corp., 144A 6.75%, 11/15/22	206,000	210,891
SPCM SA, 144A 4.875%, 9/15/25	250,000	256,873
WR Grace & Co.-Conn, 144A 5.125%, 10/1/21	250,000	257,125

(Cost $2,017,877)		2,032,403

Iron/Steel — 0.0%
AK Steel Corp. 7.625%, 10/1/21 (Cost $50,475)	50,000	50,047

Mining — 1.5%
Alcoa Nederland Holding BV, 144A 6.75%, 9/30/24	240,000	246,602
Celtic Resources Holdings DAC, 144A 4.125%, 10/9/24	150,000	154,711
Constellium SE 5.75%, 5/15/24, 144A	250,000	255,729
5.875%, 2/15/26, 144A	250,000	254,694
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	250,000	254,868
5.125%, 3/15/23, 144A	250,000	257,548
5.125%, 5/15/24, 144A	200,000	207,333
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	172,000	178,881
Novelis Corp., 144A 5.875%, 9/30/26	470,000	486,533

(Cost $2,308,720)		2,296,899

Communications — 20.8%
Advertising — 0.6%
Lamar Media Corp. 5.00%, 5/1/23	306,000	309,057
5.75%, 2/1/26	100,000	104,190
3.75%, 2/15/28, 144A	200,000	201,060
4.00%, 2/15/30, 144A	150,000	150,375
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.625%, 2/15/24	185,000	188,855

(Cost $951,220)		953,537

	Principal Amount	Value
Internet — 1.4%
Netflix, Inc. 5.50%, 2/15/22	$250,000	$262,737
5.75%, 3/1/24	125,000	138,177
5.875%, 2/15/25	278,000	310,550
4.375%, 11/15/26	340,000	356,677
NortonLifeLock, Inc. 3.95%, 6/15/22	125,000	127,753
Twitter, Inc., 144A 3.875%, 12/15/27	250,000	255,937
VeriSign, Inc. 4.625%, 5/1/23	270,000	272,785
5.25%, 4/1/25	175,000	190,065
4.75%, 7/15/27	175,000	182,618

(Cost $2,013,710)		2,097,299

Media — 11.1%
AMC Networks, Inc. 4.75%, 12/15/22	250,000	252,320
Cablevision Systems Corp. 5.875%, 9/15/22	150,000	157,789
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 9/30/22	375,000	379,774
4.00%, 3/1/23, 144A	130,000	131,624
5.125%, 5/1/23, 144A	550,000	557,582
5.75%, 9/1/23	280,000	283,185
5.875%, 4/1/24, 144A	550,000	566,107
5.375%, 5/1/25, 144A	275,000	283,163
5.75%, 2/15/26, 144A	780,000	812,409
5.50%, 5/1/26, 144A	450,000	467,965
5.125%, 5/1/27, 144A	1,250,000	1,301,937
5.875%, 5/1/27, 144A	250,000	260,531
5.00%, 2/1/28, 144A	775,000	807,434
Clear Channel Worldwide Holdings, Inc., 144A 9.25%, 2/15/24	596,000	634,987
CSC Holdings LLC 6.75%, 11/15/21	293,000	310,659
5.375%, 7/15/23, 144A	400,000	410,594
5.25%, 6/1/24	250,000	270,521
7.75%, 7/15/25, 144A	275,000	290,122
6.625%, 10/15/25, 144A	265,000	277,590
10.875%, 10/15/25, 144A	480,000	527,556
5.50%, 5/15/26, 144A	525,000	544,781
5.50%, 4/15/27, 144A	550,000	579,892
DISH DBS Corp. 6.75%, 6/1/21	625,000	648,331
5.875%, 7/15/22	684,000	714,937
Entercom Media Corp., 144A 7.25%, 11/1/24	150,000	157,750
Gray Television, Inc. 5.125%, 10/15/24, 144A	180,000	184,875
5.875%, 7/15/26, 144A	200,000	206,060
Nexstar Broadcasting, Inc., 144A 5.625%, 8/1/24	400,000	412,234
Quebecor Media, Inc. 5.75%, 1/15/23	300,000	318,775

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Media (Continued)
Sinclair Television Group, Inc., 144A 5.625%, 8/1/24	$300,000	$307,625
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	425,000	425,052
4.625%, 5/15/23, 144A	150,000	151,438
4.625%, 7/15/24, 144A	500,000	516,518
5.375%, 4/15/25, 144A	334,000	343,324
5.375%, 7/15/26, 144A	350,000	363,064
5.00%, 8/1/27, 144A	450,000	470,016
Telenet Finance Luxembourg Notes SARL, 144A 5.50%, 3/1/28	200,000	212,200
Videotron Ltd. 5.00%, 7/15/22	271,000	280,486
5.375%, 6/15/24, 144A	250,000	267,548
5.125%, 4/15/27, 144A	125,000	131,378
Virgin Media Finance PLC, 144A 6.00%, 10/15/24	200,000	204,977
Ziggo BV, 144A 5.50%, 1/15/27	700,000	722,323

(Cost $17,092,943)		17,147,433

Telecommunications — 7.7%
CenturyLink, Inc. Series S, 6.45%, 6/15/21	450,000	467,753
Series T, 5.80%, 3/15/22	515,000	538,010
Series W, 6.75%, 12/1/23	235,000	258,922
4.00%, 2/15/27, 144A	400,000	402,960
GTH Finance BV, 144A 7.25%, 4/26/23	200,000	223,124
Hughes Satellite Systems Corp. 7.625%, 6/15/21	350,000	369,208
5.25%, 8/1/26	250,000	274,774
Intelsat Jackson Holdings SA, 144A 8.00%, 2/15/24	515,000	528,949
Level 3 Financing, Inc. 5.375%, 8/15/22	233,000	234,223
5.625%, 2/1/23	100,000	100,624
5.125%, 5/1/23	280,000	281,284
5.375%, 1/15/24	230,000	230,100
5.375%, 5/1/25	300,000	306,875
5.25%, 3/15/26	247,000	255,485
Nokia OYJ 3.375%, 6/12/22	122,000	122,612
Qwest Corp. 6.75%, 12/1/21	325,000	343,788
Sprint Communications, Inc. 11.50%, 11/15/21	370,000	423,398
Sprint Corp. 7.25%, 9/15/21	800,000	850,536
Telecom Italia SpA, 144A 5.303%, 5/30/24	500,000	534,995
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	325,000	335,398
T-Mobile USA, Inc. 4.00%, 4/15/22	150,000	154,311
6.00%, 3/1/23	400,000	405,834

	Principal Amount	Value
Telecommunications (Continued)
6.50%, 1/15/24	$350,000	$359,184
6.00%, 4/15/24	350,000	358,204
6.375%, 3/1/25	510,000	524,874
5.125%, 4/15/25	220,000	226,598
6.50%, 1/15/26	675,000	711,889
4.50%, 2/1/26	300,000	304,590
5.375%, 4/15/27	150,000	159,348
4.75%, 2/1/28	550,000	573,705
VEON Holdings BV 3.95%, 6/16/21, 144A	300,000	303,570
5.95%, 2/13/23, 144A	300,000	325,350
4.95%, 6/16/24, 144A	150,000	160,508
4.00%, 4/9/25, 144A	300,000	308,250

(Cost $11,805,428)		11,959,233

Consumer, Cyclical — 14.6%
Airlines — 0.3%
Air Canada, 144A 7.75%, 4/15/21	150,000	156,810
American Airlines Group, Inc., 144A 5.00%, 6/1/22	250,000	251,067
United Airlines Holdings, Inc. 4.25%, 10/1/22	120,000	120,150

(Cost $528,476)		528,027

Apparel — 0.5%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	318,000	332,973
4.875%, 5/15/26, 144A	300,000	314,805
Levi Strauss & Co. 5.00%, 5/1/25	163,000	168,121

(Cost $798,838)		815,899

Auto Manufacturers — 0.6%
Allison Transmission, Inc., 144A 5.00%, 10/1/24	350,000	354,795
Fiat Chrysler Automobiles NV 5.25%, 4/15/23	525,000	549,938

(Cost $889,705)		904,733

Auto Parts & Equipment — 0.3%
Dana, Inc. 5.50%, 12/15/24	125,000	126,662
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	322,000	320,290

(Cost $453,526)		446,952

Distribution/Wholesale — 0.6%
American Builders & Contractors Supply Co., Inc. 5.875%, 5/15/26, 144A	225,000	233,381
4.00%, 1/15/28, 144A	225,000	220,073
Anixter, Inc. 5.125%, 10/1/21	155,000	161,110
HD Supply, Inc., 144A 5.375%, 10/15/26	250,000	262,143

(Cost $866,164)		876,707

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Entertainment — 2.3%
Cedar Fair LP, 144A 5.25%, 7/15/29	$175,000	$175,324
Cinemark USA, Inc. 5.125%, 12/15/22	97,000	97,273
4.875%, 6/1/23	200,000	199,252
Eldorado Resorts, Inc. 6.00%, 4/1/25	274,000	286,901
6.00%, 9/15/26	193,000	208,227
International Game Technology PLC 6.25%, 2/15/22, 144A	450,000	464,386
6.50%, 2/15/25, 144A	450,000	488,808
Live Nation Entertainment, Inc. 4.875%, 11/1/24, 144A	229,000	234,150
4.75%, 10/15/27, 144A	300,000	302,055
Scientific Games International, Inc., 144A 5.00%, 10/15/25	425,000	427,125
Six Flags Entertainment Corp., 144A 4.875%, 7/31/24	350,000	346,180
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A 7.00%, 7/15/26	310,000	333,823

(Cost $3,606,836)		3,563,504

Food Service — 0.5%
Aramark Services, Inc. 5.00%, 4/1/25, 144A	194,000	200,788
4.75%, 6/1/26	220,000	227,111
5.00%, 2/1/28, 144A	350,000	366,398

(Cost $757,914)		794,297

Home Builders — 2.1%
KB Home 7.00%, 12/15/21	200,000	212,830
Lennar Corp. 4.75%, 4/1/21	155,000	157,801
4.125%, 1/15/22	300,000	306,966
4.875%, 12/15/23	275,000	294,136
4.50%, 4/30/24	185,000	196,870
5.875%, 11/15/24	183,000	200,315
4.75%, 5/30/25	70,000	75,790
4.75%, 11/29/27	325,000	362,570
Meritage Homes Corp. 6.00%, 6/1/25	120,000	135,250
PulteGroup, Inc. 4.25%, 3/1/21	100,000	101,540
5.50%, 3/1/26	273,000	301,480
5.00%, 1/15/27	170,000	187,034
Toll Brothers Finance Corp. 5.875%, 2/15/22	150,000	157,500
4.375%, 4/15/23	159,000	167,215
4.875%, 3/15/27	150,000	164,068
4.35%, 2/15/28	138,000	146,035
3.80%, 11/1/29	125,000	126,566

(Cost $3,107,505)		3,293,966

	Principal Amount	Value
Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.625%, 10/15/23	$150,000	$153,092
5.50%, 6/15/26	200,000	209,630

(Cost $363,952)		362,722

Housewares — 0.8%
Newell Brands, Inc. 3.85%, 4/1/23	525,000	545,588
4.20%, 4/1/26	600,000	626,818

(Cost $1,158,718)		1,172,406

Leisure Time — 0.2%
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	170,000	170,354
5.25%, 11/15/23, 144A	130,000	130,025

(Cost $300,990)		300,379

Lodging — 3.1%
Boyd Gaming Corp. 6.375%, 4/1/26	225,000	234,979
6.00%, 8/15/26	200,000	206,009
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	347,000	349,167
5.125%, 5/1/26	451,000	464,281
4.875%, 1/15/30	325,000	337,536
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	280,000	281,866
4.875%, 4/1/27	250,000	256,088
MGM Resorts International 7.75%, 3/15/22	250,000	273,570
6.00%, 3/15/23	490,000	528,384
5.75%, 6/15/25	350,000	384,122
4.625%, 9/1/26	150,000	156,348
5.50%, 4/15/27	300,000	324,465
Studio City Co. Ltd., 144A 7.25%, 11/30/21	400,000	403,780
Wyndham Destinations, Inc. 4.25%, 3/1/22	300,000	296,998
3.90%, 3/1/23	75,000	75,028
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 4.25%, 5/30/23	180,000	183,148

(Cost $4,689,408)		4,755,769

Retail — 3.1%
1011778 BC ULC / New Red Finance, Inc. 4.25%, 5/15/24, 144A	500,000	501,518
5.00%, 10/15/25, 144A	948,000	957,181
3.875%, 1/15/28, 144A	235,000	233,966
Asbury Automotive Group, Inc., 144A 4.50%, 3/1/28	175,000	175,788
Group 1 Automotive, Inc. 5.00%, 6/1/22	225,000	224,720
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/24, 144A	300,000	302,990

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Retail (Continued)
5.25%, 6/1/26, 144A	$370,000	$379,263
4.75%, 6/1/27, 144A	250,000	256,206
L Brands, Inc. 6.625%, 4/1/21	50,000	52,210
5.625%, 2/15/22	361,000	378,826
5.625%, 10/15/23	180,000	194,325
Murphy Oil USA, Inc. 4.75%, 9/15/29	165,000	173,357
Penske Automotive Group, Inc. 5.75%, 10/1/22	150,000	151,874
QVC, Inc. 5.125%, 7/2/22	175,000	185,877
4.375%, 3/15/23	200,000	207,197
4.85%, 4/1/24	155,000	162,720
4.45%, 2/15/25	275,000	282,133

(Cost $4,774,007)		4,820,151

Consumer, Non-cyclical — 22.1%
Agriculture — 0.1%
Darling Ingredients, Inc., 144A 5.25%, 4/15/27 (Cost $204,016)	200,000	210,465

Commercial Services — 4.2%
ADT Security Corp. 6.25%, 10/15/21	195,000	203,685
3.50%, 7/15/22	435,000	435,128
4.125%, 6/15/23	250,000	254,896
Gartner, Inc., 144A 5.125%, 4/1/25	276,000	285,573
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/1/23	400,000	412,752
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/1/21	125,000	125,438
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	610,000	609,097
Refinitiv US Holdings, Inc., 144A 6.25%, 5/15/26	425,000	457,003
Service Corp. International 5.375%, 5/15/24	325,000	331,771
4.625%, 12/15/27	145,000	152,224
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	275,000	284,167
United Rentals North America, Inc. 5.50%, 7/15/25	268,000	276,821
4.625%, 10/15/25	425,000	431,551
5.875%, 9/15/26	476,000	502,168
6.50%, 12/15/26	350,000	373,853
5.50%, 5/15/27	50,000	52,376
3.875%, 11/15/27	275,000	277,915
4.875%, 1/15/28	600,000	616,890
4.00%, 7/15/30	240,000	233,676
WEX, Inc., 144A 4.75%, 2/1/23	150,000	151,000

(Cost $6,353,622)		6,467,984

	Principal Amount	Value
Cosmetics/Personal Care — 0.4%
Avon Products, Inc. 7.00%, 3/15/23	$178,000	$194,022
Edgewell Personal Care Co. 4.70%, 5/19/21	100,000	101,400
4.70%, 5/24/22	268,000	275,068

(Cost $568,078)		570,490

Food — 4.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 3.50%, 2/15/23, 144A	225,000	225,844
6.625%, 6/15/24	445,000	458,346
JBS USA LUX SA / JBS USA Finance, Inc. 5.875%, 7/15/24, 144A	300,000	305,631
5.75%, 6/15/25, 144A	400,000	410,666
Kraft Heinz Foods Co. 3.50%, 6/6/22	375,000	382,757
3.50%, 7/15/22	150,000	153,032
4.00%, 6/15/23	280,000	292,198
3.95%, 7/15/25	675,000	704,357
3.00%, 6/1/26	670,000	669,619
4.625%, 1/30/29	370,000	399,512
3.75%, 4/1/30, 144A	335,000	341,662
Lamb Weston Holdings, Inc. 4.625%, 11/1/24, 144A	275,000	286,579
4.875%, 11/1/26, 144A	285,000	296,229
Pilgrim’s Pride Corp., 144A 5.75%, 3/15/25	300,000	306,535
Post Holdings, Inc. 5.50%, 3/1/25, 144A	390,000	406,901
5.00%, 8/15/26, 144A	675,000	689,546
5.75%, 3/1/27, 144A	325,000	338,964
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	225,000	232,782
US Foods, Inc., 144A 5.875%, 6/15/24	167,000	170,271

(Cost $7,019,274)		7,071,431

Healthcare-Products — 1.5%
Avantor, Inc. 6.00%, 10/1/24, 144A	505,000	531,091
9.00%, 10/1/25, 144A	675,000	738,102
Hill-Rom Holdings, Inc., 144A 4.375%, 9/15/27	150,000	155,692
Hologic, Inc. 4.375%, 10/15/25, 144A	450,000	459,241
4.625%, 2/1/28, 144A	50,000	52,267
Teleflex, Inc. 4.875%, 6/1/26	154,000	160,984
4.625%, 11/15/27	150,000	157,688

(Cost $2,231,869)		2,255,065

Healthcare-Services — 9.9%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	250,000	252,396
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26, 144A	175,000	179,873
5.00%, 7/15/27, 144A	150,000	156,465

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
Centene Corp. 4.75%, 5/15/22	$525,000	$532,339
6.125%, 2/15/24	325,000	335,140
4.75%, 1/15/25	395,000	405,651
5.25%, 4/1/25, 144A	450,000	464,063
5.375%, 6/1/26, 144A	600,000	631,320
5.375%, 8/15/26, 144A	246,000	259,222
4.25%, 12/15/27, 144A	800,000	824,520
4.625%, 12/15/29, 144A	1,225,000	1,313,016
3.375%, 2/15/30, 144A	725,000	725,906
Charles River Laboratories International, Inc. 5.50%, 4/1/26, 144A	150,000	158,062
4.25%, 5/1/28, 144A	175,000	178,605
DaVita, Inc. 5.125%, 7/15/24	550,000	558,022
5.00%, 5/1/25	475,000	482,997
Encompass Health Corp. 5.75%, 11/1/24	220,000	222,401
4.50%, 2/1/28	150,000	152,167
HCA, Inc. 5.875%, 5/1/23	425,000	465,199
5.375%, 2/1/25	719,000	796,354
5.875%, 2/15/26	525,000	594,221
5.375%, 9/1/26 (a)	385,000	427,629
5.625%, 9/1/28	590,000	669,786
5.875%, 2/1/29	325,000	376,594
3.50%, 9/1/30	860,000	843,572
Molina Healthcare, Inc. 5.375%, 11/15/22	250,000	260,625
Tenet Healthcare Corp. 8.125%, 4/1/22	850,000	922,446
4.625%, 7/15/24	675,000	676,421
4.625%, 9/1/24, 144A	200,000	203,500
4.875%, 1/1/26, 144A	700,000	714,000
5.125%, 11/1/27, 144A	520,000	540,800

(Cost $14,960,192)		15,323,312

Household Products/Wares — 0.4%
Prestige Brands, Inc., 144A 6.375%, 3/1/24 (a)	200,000	206,583
Spectrum Brands, Inc. 5.75%, 7/15/25	329,000	338,044

(Cost $545,797)		544,627

Pharmaceuticals — 1.0%
Bausch Health Cos., Inc. 5.50%, 3/1/23, 144A	102,000	102,170
5.50%, 11/1/25, 144A	550,000	567,416
5.75%, 8/15/27, 144A	200,000	213,120
Elanco Animal Health, Inc. 4.662%, 8/27/21	175,000	183,562
5.022%, 8/28/23	250,000	267,946
5.65%, 8/28/28	250,000	286,741

(Cost $1,566,308)		1,620,955

	Principal Amount	Value
Energy — 12.0%
Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	$158,000	$160,964
5.00%, 1/31/28, 144A	250,000	269,538

(Cost $427,678)		430,502

Oil & Gas — 5.5%
Aker BP ASA 6.00%, 7/1/22, 144A	100,000	102,823
5.875%, 3/31/25, 144A	200,000	210,159
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	108,000	108,269
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	378,000	364,766
CVR Energy, Inc. 5.25%, 2/15/25, 144A	200,000	187,000
5.75%, 2/15/28, 144A	140,000	132,650
Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/26, 144A	175,000	173,656
5.75%, 1/30/28, 144A	330,000	323,086
EQT Corp. 4.875%, 11/15/21	250,000	245,625
3.00%, 10/1/22	250,000	209,062
Matador Resources Co. 5.875%, 9/15/26	375,000	336,572
MEG Energy Corp., 144A 6.50%, 1/15/25	159,000	156,714
Murphy Oil Corp. 6.875%, 8/15/24	150,000	149,923
5.75%, 8/15/25	190,000	184,842
5.875%, 12/1/27 (a)	200,000	195,466
Parkland Fuel Corp. 6.00%, 4/1/26, 144A	175,000	183,199
5.875%, 7/15/27, 144A	155,000	159,546
Parsley Energy LLC / Parsley Finance Corp. 6.25%, 6/1/24, 144A	140,000	147,002
5.375%, 1/15/25, 144A	250,000	250,628
5.25%, 8/15/25, 144A	288,000	285,960
5.625%, 10/15/27, 144A	75,000	74,483
4.125%, 2/15/28, 144A	175,000	164,500
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	255,000	262,544
6.00%, 2/15/28, 144A	325,000	321,750
PDC Energy, Inc. 6.125%, 9/15/24	120,000	112,538
5.75%, 5/15/26	225,000	200,818
Puma International Financing SA 5.125%, 10/6/24, 144A	200,000	195,404
5.00%, 1/24/26, 144A	250,000	234,003
QEP Resources, Inc. 5.375%, 10/1/22	150,000	137,203
5.25%, 5/1/23	200,000	176,300
Seven Generations Energy Ltd. 6.75%, 5/1/23, 144A	200,000	198,125

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
6.875%, 6/30/23, 144A	$150,000	$151,187
5.375%, 9/30/25, 144A	200,000	183,438
SM Energy Co. 6.125%, 11/15/22	150,000	134,672
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	350,000	349,977
5.50%, 2/15/26	275,000	279,936
6.00%, 4/15/27	185,000	190,055
WPX Energy, Inc. 8.25%, 8/1/23	67,000	74,900
5.25%, 9/15/24	225,000	225,081
5.75%, 6/1/26	200,000	198,905
5.25%, 10/15/27	225,000	221,839
4.50%, 1/15/30	300,000	286,785

(Cost $8,697,682)		8,481,391

Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875%, 4/1/27, 144A	150,000	152,699
6.25%, 4/1/28, 144A	150,000	144,765
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	250,000	242,368
6.875%, 9/1/27	275,000	270,614

(Cost $862,653)		810,446

Pipelines — 5.7%
Buckeye Partners LP 4.15%, 7/1/23	175,000	176,732
4.125%, 3/1/25, 144A	160,000	160,416
3.95%, 12/1/26	210,000	200,025
4.125%, 12/1/27	140,000	135,408
4.50%, 3/1/28, 144A	150,000	145,969
Cheniere Energy Partners LP 5.25%, 10/1/25	380,000	381,777
5.625%, 10/1/26	401,000	403,756
4.50%, 10/1/29, 144A	540,000	518,654
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	240,000	228,548
5.75%, 4/1/25 (a)	225,000	220,498
5.625%, 5/1/27, 144A	160,000	148,396
DCP Midstream Operating LP 4.75%, 9/30/21, 144A	200,000	199,290
3.875%, 3/15/23	150,000	150,748
5.375%, 7/15/25	276,000	289,803
5.125%, 5/15/29	200,000	195,370
EnLink Midstream Partners LP 4.40%, 4/1/24	280,000	256,262
4.15%, 6/1/25	50,000	42,364
4.85%, 7/15/26	281,000	241,259
EQM Midstream Partners LP 4.75%, 7/15/23	375,000	346,641
4.00%, 8/1/24	170,000	151,512
4.125%, 12/1/26	160,000	128,610

	Principal Amount	Value
Pipelines (Continued)
Genesis Energy LP / Genesis Energy Finance Corp. 6.00%, 5/15/23	$155,000	$147,702
Hess Midstream Operations LP 5.625%, 2/15/26, 144A	150,000	149,976
5.125%, 6/15/28, 144A	250,000	244,062
Holly Energy Partners LP / Holly Energy Finance Corp., 144A 5.00%, 2/1/28	165,000	166,341
NuStar Logistics LP 6.00%, 6/1/26	160,000	167,100
5.625%, 4/28/27	190,000	194,189
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/1/23, 144A	170,000	163,627
5.50%, 9/15/24, 144A	263,000	244,614
5.50%, 1/15/28, 144A	250,000	223,131
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.25%, 5/1/23	200,000	199,937
4.25%, 11/15/23	250,000	246,696
6.75%, 3/15/24	95,000	97,020
5.125%, 2/1/25	200,000	201,252
5.875%, 4/15/26	200,000	206,395
5.375%, 2/1/27	290,000	297,787
6.50%, 7/15/27	300,000	313,875
5.00%, 1/15/28	195,000	192,957
6.875%, 1/15/29	235,000	254,094
5.50%, 3/1/30, 144A	360,000	356,742

(Cost $8,935,104)		8,789,535

Financial — 9.2%
Banks — 1.3%
CIT Group, Inc. 4.125%, 3/9/21	250,000	252,955
5.00%, 8/15/22	325,000	340,604
5.00%, 8/1/23	261,000	278,183
4.75%, 2/16/24	200,000	212,750
5.25%, 3/7/25	127,000	139,647
6.125%, 3/9/28	150,000	180,427
Intesa Sanpaolo SpA, 144A 5.017%, 6/26/24	650,000	683,102

(Cost $2,023,899)		2,087,668

Diversified Financial Services — 3.0%
Ally Financial, Inc. 5.75%, 11/20/25	381,000	428,937
Credit Acceptance Corp., 144A 5.125%, 12/31/24	200,000	206,500
LPL Holdings, Inc., 144A 5.75%, 9/15/25	300,000	311,997
Nationstar Mortgage Holdings, Inc., 144A 8.125%, 7/15/23	300,000	312,536
Navient Corp. 5.875%, 3/25/21	200,000	204,450
6.625%, 7/26/21	250,000	257,942
Series MTN, 7.25%, 1/25/22	170,000	179,228

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
6.50%, 6/15/22	$356,000	$372,020
5.50%, 1/25/23	325,000	333,125
7.25%, 9/25/23	175,000	188,561
Quicken Loans, Inc., 144A 5.75%, 5/1/25	445,000	456,866
Springleaf Finance Corp. 7.75%, 10/1/21	225,000	240,151
6.125%, 5/15/22	300,000	316,986
5.625%, 3/15/23	281,000	290,312
6.125%, 3/15/24	450,000	475,349

(Cost $4,563,386)		4,574,960

Real Estate — 0.5%
Howard Hughes Corp., 144A 5.375%, 3/15/25	315,000	319,627
Kennedy-Wilson, Inc. 5.875%, 4/1/24	384,000	391,204

(Cost $720,829)		710,831

Real Estate Investment Trusts — 4.2%
ESH Hospitality, Inc., 144A 5.25%, 5/1/25	524,000	528,147
Iron Mountain, Inc. 4.375%, 6/1/21, 144A	400,000	399,508
6.00%, 8/15/23	50,000	50,979
5.75%, 8/15/24	230,000	232,298
iStar, Inc. 5.25%, 9/15/22	133,000	135,701
4.75%, 10/1/24	200,000	204,571
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 3/15/22, 144A	153,000	156,441
5.25%, 10/1/25, 144A	150,000	152,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	335,000	363,336
4.50%, 9/1/26	204,000	211,614
5.75%, 2/1/27	250,000	274,063
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/1/24	100,000	103,250
5.25%, 8/1/26	215,000	224,637
5.00%, 10/15/27	454,000	474,900
4.625%, 8/1/29	300,000	316,313
SBA Communications Corp. 4.00%, 10/1/22	223,000	226,013
4.875%, 9/1/24	350,000	360,428
3.875%, 2/15/27, 144A	350,000	357,788
Starwood Property Trust, Inc. 5.00%, 12/15/21	325,000	322,082
4.75%, 3/15/25	150,000	153,437
VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/25, 144A	250,000	250,856
4.25%, 12/1/26, 144A	400,000	404,774
3.75%, 2/15/27, 144A	250,000	248,594

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
4.125%, 8/15/30, 144A	$330,000	$331,031

(Cost $6,406,800)		6,483,261

Venture Capital — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 2/1/22	120,000	122,268
6.75%, 2/1/24	250,000	259,479

(Cost $379,838)		381,747

Industrial — 9.7%
Aerospace/Defense — 2.4%
Arconic, Inc. 5.40%, 4/15/21	300,000	303,456
5.87%, 2/23/22	350,000	368,483
5.125%, 10/1/24	418,000	448,805
Signature Aviation US Holdings, Inc. 5.375%, 5/1/26, 144A	200,000	204,535
4.00%, 3/1/28, 144A	250,000	247,313
TransDigm, Inc. 6.50%, 7/15/24	450,000	461,063
6.50%, 5/15/25	300,000	310,286
6.25%, 3/15/26, 144A	1,200,000	1,272,751
Triumph Group, Inc., 144A 6.25%, 9/15/24	150,000	156,125

(Cost $3,722,665)		3,772,817

Building Materials — 0.7%
Builders FirstSource, Inc., 144A 6.75%, 6/1/27	134,000	144,767
Standard Industries, Inc./NJ 5.375%, 11/15/24, 144A	335,000	340,055
6.00%, 10/15/25, 144A	425,000	445,183
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	176,000	177,540

(Cost $1,108,517)		1,107,545

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 5.50%, 6/15/25, 144A (a)	200,000	203,377
7.75%, 1/15/27, 144A	200,000	217,370

(Cost $429,407)		420,747

Electronics — 0.4%
Sensata Technologies BV 4.875%, 10/15/23, 144A	215,000	227,360
5.625%, 11/1/24, 144A	130,000	140,487
5.00%, 10/1/25, 144A	220,000	232,031

(Cost $584,716)		599,878

Engineering & Construction — 0.5%
AECOM 5.875%, 10/15/24	299,000	328,776
5.125%, 3/15/27	315,000	326,377

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Engineering & Construction (Continued)
MasTec, Inc. 4.875%, 3/15/23	$125,000	$125,461

(Cost $770,011)		780,614

Environmental Control — 0.7%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	200,000	209,153
Clean Harbors, Inc., 144A 4.875%, 7/15/27	200,000	209,310
Covanta Holding Corp. 5.875%, 3/1/24	150,000	152,125
5.875%, 7/1/25	150,000	154,187
GFL Environmental, Inc., 144A 5.125%, 12/15/26	175,000	181,562
Stericycle, Inc., 144A 5.375%, 7/15/24	205,000	215,968

(Cost $1,115,922)		1,122,305

Hand/Machine Tools — 0.2%
Colfax Corp. 6.00%, 2/15/24, 144A	200,000	207,729
6.375%, 2/15/26, 144A	150,000	159,187

(Cost $362,690)		366,916

Machinery-Construction & Mining — 0.2%
Vertiv Group Corp., 144A 9.25%, 10/15/24 (Cost $267,800)	250,000	267,345

Machinery-Diversified — 0.1%
Welbilt, Inc. 9.50%, 2/15/24 (Cost $156,983)	150,000	158,781

Packaging & Containers — 3.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	242,000	241,761
6.00%, 2/15/25, 144A	650,000	679,250
4.125%, 8/15/26, 144A	150,000	149,719
Ball Corp. 5.00%, 3/15/22	200,000	208,856
4.00%, 11/15/23	250,000	257,510
5.25%, 7/1/25	475,000	518,835
4.875%, 3/15/26	200,000	220,370
Berry Global, Inc. 5.50%, 5/15/22	175,000	176,311
5.125%, 7/15/23	137,000	137,408
4.50%, 2/15/26, 144A	150,000	148,028
4.875%, 7/15/26, 144A	425,000	433,106
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	355,000	360,854
Graphic Packaging International LLC 4.75%, 4/15/21	181,000	184,235
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	170,000	175,403
5.875%, 8/15/23, 144A	250,000	264,926

	Principal Amount	Value
Packaging & Containers (Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A 5.125%, 7/15/23	$625,000	$632,553
Sealed Air Corp. 4.875%, 12/1/22, 144A	50,000	52,016
5.125%, 12/1/24, 144A	175,000	188,125
5.50%, 9/15/25, 144A	200,000	218,083

(Cost $5,198,050)		5,247,349

Transportation — 0.6%
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	454,000	454,536
6.125%, 9/1/23, 144A	100,000	102,478
6.75%, 8/15/24, 144A	373,000	394,293

(Cost $960,019)		951,307

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 144A 6.75%, 3/15/22 (Cost $232,982)	225,000	225,855

Technology — 5.1%
Computers — 1.1%
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	375,000	377,700
7.125%, 6/15/24, 144A	473,000	495,467
Dell, Inc. 4.625%, 4/1/21	100,000	101,315
EMC Corp. 3.375%, 6/1/23	350,000	351,659
NCR Corp. 5.00%, 7/15/22	250,000	251,563
6.375%, 12/15/23	75,000	76,609

(Cost $1,631,588)		1,654,313

Office/Business Equipment — 0.9%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	200,000	220,417
5.00%, 9/1/25	250,000	259,896
4.25%, 4/1/28	200,000	203,074
Xerox Corp. 4.50%, 5/15/21	400,000	407,768
4.125%, 3/15/23	300,000	306,657

(Cost $1,343,229)		1,397,812

Semiconductors — 0.2%
Qorvo, Inc. 5.50%, 7/15/26 (Cost $311,902)	297,000	307,358

Software — 2.9%
CDK Global, Inc. 5.00%, 10/15/24	180,000	195,604
5.875%, 6/15/26	157,000	164,560
4.875%, 6/1/27	200,000	206,464
Infor US, Inc. 6.50%, 5/15/22	600,000	601,932

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Software (Continued)
IQVIA, Inc. 5.00%, 10/15/26, 144A	$575,000	$594,508
5.00%, 5/15/27, 144A	250,000	259,018
MSCI, Inc. 5.75%, 8/15/25, 144A	150,000	155,624
4.75%, 8/1/26, 144A	100,000	104,078
5.375%, 5/15/27, 144A	298,000	319,552
Open Text Corp. 5.625%, 1/15/23, 144A	300,000	303,945
5.875%, 6/1/26, 144A	280,000	296,982
PTC, Inc. 6.00%, 5/15/24	175,000	180,615
3.625%, 2/15/25, 144A	175,000	175,875
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	600,000	635,601
TIBCO Software, Inc., 144A 11.375%, 12/1/21	350,000	360,334

(Cost $4,525,128)		4,554,692

Utilities — 3.2%
Electric — 2.9%
AES Corp. 4.00%, 3/15/21	100,000	100,327
4.50%, 3/15/23	50,000	49,855
4.875%, 5/15/23	166,000	164,814
5.50%, 4/15/25	243,000	249,175
6.00%, 5/15/26	300,000	309,240
5.125%, 9/1/27	200,000	208,130
Calpine Corp. 5.50%, 2/1/24	150,000	147,752
5.75%, 1/15/25	400,000	402,200
NextEra Energy Operating Partners LP 4.25%, 7/15/24, 144A	230,000	234,734
4.25%, 9/15/24, 144A	125,000	126,098
3.875%, 10/15/26, 144A	215,000	217,983
4.50%, 9/15/27, 144A	205,000	214,294
NRG Energy, Inc. 7.25%, 5/15/26	300,000	318,570
6.625%, 1/15/27	383,000	400,032
5.75%, 1/15/28	306,000	318,439
5.25%, 6/15/29, 144A	250,000	260,310
TransAlta Corp. 4.50%, 11/15/22	150,000	155,625
Vistra Energy Corp. 5.875%, 6/1/23	300,000	303,558
Vistra Operations Co. LLC, 144A 5.50%, 9/1/26	325,000	329,526

(Cost $4,494,087)		4,510,662

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	225,000	234,493
5.50%, 5/20/25	225,000	229,502

(Cost $473,983)		463,995

TOTAL CORPORATE BONDS (Cost $152,693,116)		153,897,324

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c) (Cost $467,677)	467,677	$467,677

CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b) (Cost $2,931,710)	2,931,710	2,931,710

TOTAL INVESTMENTS — 101.7% (Cost $156,092,503)		$157,296,711
Other assets and liabilities, net — (1.7%)		(2,831,045)

NET ASSETS — 100.0%		$154,465,666

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c)
1,219,663	—	(751,986	)(d)	—	—	1,388	—	467,677	467,677

CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 1.54%(b)
1,864,770	20,900,550	(19,833,610)		—	—	11,169	—	2,931,710	2,931,710

3,084,433	20,900,550	(20,585,596)		—	—	12,557	—	3,399,387	3,399,387

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $851,385, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $424,698.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$153,897,324	$—	$153,897,324
Short-Term Investments (e)	3,399,387	—	—	3,399,387

TOTAL	$3,399,387	$153,897,324	$—	$157,296,711

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 29, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 99.2%
Basic Materials — 4.3%
Chemicals — 2.2%
Ashland LLC 4.75%, 8/15/22	$7,000	$7,297
Blue Cube Spinco LLC 9.75%, 10/15/23	50,000	52,765
CF Industries, Inc. 3.45%, 6/1/23	50,000	50,750
Chemours Co. 6.625%, 5/15/23	54,000	52,341
NOVA Chemicals Corp. 5.25%, 8/1/23, 144A	27,000	27,067
4.875%, 6/1/24, 144A	100,000	96,792
OCI NV, 144A 6.625%, 4/15/23	44,000	45,738
PolyOne Corp. 5.25%, 3/15/23	32,000	34,160
PQ Corp., 144A 6.75%, 11/15/22	50,000	51,187
WR Grace & Co.-Conn, 144A 5.125%, 10/1/21	49,000	50,397

(Cost $472,372)		468,494

Forest Products & Paper — 0.2%
Mercer International, Inc. 7.375%, 1/15/25 (Cost $50,537)	50,000	50,490

Iron/Steel — 0.6%
AK Steel Corp. 7.625%, 10/1/21	31,000	31,030
Allegheny Technologies, Inc. 7.875%, 8/15/23	27,000	28,695
Cleveland-Cliffs, Inc., 144A 4.875%, 1/15/24	75,000	74,281

(Cost $136,152)		134,006

Mining — 1.3%
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	61,000	62,188
5.125%, 3/15/23, 144A	50,000	51,509
5.125%, 5/15/24, 144A	20,000	20,733
Hudbay Minerals, Inc. 7.25%, 1/15/23, 144A	50,000	50,396
7.625%, 1/15/25, 144A	50,000	48,417
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	32,000	33,280

(Cost $266,477)		266,523

Communications — 21.9%
Internet — 1.4%
Netflix, Inc. 5.375%, 2/1/21	27,000	27,601
5.50%, 2/15/22	38,000	39,936
5.75%, 3/1/24	25,000	27,635
5.875%, 2/15/25	50,000	55,854
NortonLifeLock, Inc. 4.20%, 9/15/20	39,000	39,179

	Principal Amount	Value
Internet (Continued)
3.95%, 6/15/22	$22,000	$22,485
Uber Technologies, Inc., 144A 7.50%, 11/1/23	50,000	52,250
VeriSign, Inc. 4.625%, 5/1/23	39,000	39,402

(Cost $302,518)		304,342

Media — 7.8%
AMC Networks, Inc. 4.75%, 12/15/22	58,000	58,538
5.00%, 4/1/24	55,000	55,412
Cablevision Systems Corp. 5.875%, 9/15/22	20,000	21,039
CCO Holdings LLC / CCO Holdings Capital Corp. 4.00%, 3/1/23, 144A	105,000	106,311
5.875%, 4/1/24, 144A	100,000	102,929
Cengage Learning, Inc., 144A 9.50%, 6/15/24(a)	33,000	28,827
Clear Channel Worldwide Holdings, Inc., 144A 9.25%, 2/15/24	101,000	107,607
CSC Holdings LLC 6.75%, 11/15/21	79,000	83,761
5.375%, 7/15/23, 144A	50,000	51,324
5.25%, 6/1/24	50,000	54,104
DISH DBS Corp. 5.125%, 5/1/20	85,000	85,334
6.75%, 6/1/21	107,000	110,994
5.875%, 7/15/22	91,000	95,116
5.00%, 3/15/23	105,000	105,928
5.875%, 11/15/24	100,000	102,782
Nexstar Broadcasting, Inc., 144A 5.625%, 8/1/24	50,000	51,529
Quebecor Media, Inc. 5.75%, 1/15/23	69,000	73,318
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	70,000	70,009
4.625%, 7/15/24, 144A	100,000	103,304
Univision Communications, Inc. 5.125%, 5/15/23, 144A	64,000	61,888
5.125%, 2/15/25, 144A	100,000	94,602
Videotron Ltd., 144A 5.375%, 6/15/24	50,000	53,510

(Cost $1,654,831)		1,678,166

Telecommunications — 12.7%
CenturyLink, Inc. Series V, 5.625%, 4/1/20	54,000	54,166
Series S, 6.45%, 6/15/21	66,000	68,604
Series T, 5.80%, 3/15/22	74,000	77,306
Series W, 6.75%, 12/1/23	70,000	77,126
Series Y, 7.50%, 4/1/24 (a)	50,000	55,979
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	50,000	52,687
CommScope, Inc. 5.50%, 3/1/24, 144A	66,000	67,299
5.50%, 6/15/24, 144A	55,000	52,392

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Consolidated Communications, Inc. 6.50%, 10/1/22 (a)	$22,000	$21,230
Frontier Communications Corp. 8.75%, 4/15/22	27,000	12,766
10.50%, 9/15/22	83,000	37,895
7.125%, 1/15/23	71,000	33,015
7.625%, 4/15/24	50,000	23,875
6.875%, 1/15/25	40,000	19,217
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	50,000	50,964
GTT Communications, Inc., 144A 7.875%, 12/31/24	30,000	23,025
Hughes Satellite Systems Corp. 7.625%, 6/15/21	49,000	51,689
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23 (a)	66,000	39,105
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	49,000	55,630
5.50%, 8/1/23	121,000	104,312
8.50%, 10/15/24, 144A	150,000	129,812
Intelsat Luxembourg SA 7.75%, 6/1/21 (a)	22,000	16,665
8.125%, 6/1/23 (a)	57,000	24,368
Level 3 Financing, Inc. 5.625%, 2/1/23	27,000	27,169
5.125%, 5/1/23	53,000	53,243
5.375%, 1/15/24	49,000	49,021
Nokia OYJ 3.375%, 6/12/22	27,000	27,135
Qwest Corp. 6.75%, 12/1/21	51,000	53,948
Sprint Communications, Inc. 7.00%, 3/1/20, 144A	54,000	54,000
7.00%, 8/15/20	80,000	81,692
11.50%, 11/15/21 (a)	54,000	61,793
6.00%, 11/15/22	121,000	130,000
Sprint Corp. 7.25%, 9/15/21	120,000	127,580
7.875%, 9/15/23	223,000	255,243
7.125%, 6/15/24	181,000	205,736
7.625%, 2/15/25	100,000	116,250
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	54,000	55,728
T-Mobile USA, Inc. 4.00%, 4/15/22	79,000	81,271
VEON Holdings BV, 144A 3.95%, 6/16/21	200,000	202,380

(Cost $2,811,374)		2,731,316

Consumer, Cyclical — 14.4%
Airlines — 0.9%
American Airlines Group, Inc. 4.625%, 3/1/20, 144A	77,000	77,000
5.00%, 6/1/22, 144A	50,000	50,213
United Airlines Holdings, Inc. 4.25%, 10/1/22	50,000	50,063

	Principal Amount	Value
Airlines (Continued)
Virgin Australia Holdings Ltd., 144A 8.125%, 11/15/24	$25,000	$21,750

(Cost $203,864)		199,026

Apparel — 0.3%
Hanesbrands, Inc., 144A 4.625%, 5/15/24 (Cost $52,518)	50,000	52,354

Auto Manufacturers — 2.0%
Allison Transmission, Inc., 144A 5.00%, 10/1/24	50,000	50,685
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	100,000	100,304
5.25%, 4/15/23	50,000	52,375
Jaguar Land Rover Automotive PLC, 144A 3.50%, 3/15/20	230,000	228,549

(Cost $432,451)		431,913

Auto Parts & Equipment — 0.2%
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (Cost $50,611)	51,000	50,729

Distribution/Wholesale — 0.3%
Anixter, Inc. 5.125%, 10/1/21	5,000	5,197
Wolverine Escrow LLC, 144A 8.50%, 11/15/24	50,000	48,864

(Cost $55,172)		54,061

Entertainment — 1.6%
Cinemark USA, Inc. 5.125%, 12/15/22	22,000	22,062
4.875%, 6/1/23	40,000	39,850
International Game Technology PLC, 144A 6.25%, 2/15/22	90,000	92,877
Lions Gate Capital Holdings LLC 6.375%, 2/1/24, 144A	25,000	24,562
5.875%, 11/1/24, 144A	50,000	48,506
Live Nation Entertainment, Inc., 144A 4.875%, 11/1/24	50,000	51,125
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24	25,000	24,802
Six Flags Entertainment Corp., 144A 4.875%, 7/31/24	50,000	49,454

(Cost $355,716)		353,238

Home Builders — 1.2%
KB Home 7.00%, 12/15/21	24,000	25,540
Lennar Corp. 4.125%, 1/15/22	76,000	77,765
4.75%, 11/15/22	40,000	41,929
4.50%, 4/30/24	50,000	53,208
Toll Brothers Finance Corp. 4.375%, 4/15/23	56,000	58,893

(Cost $247,593)		257,335

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23 (Cost $23,646)	$24,000	$24,495

Housewares — 0.4%
Newell Brands, Inc. 3.85%, 4/1/23	50,000	51,961
Tupperware Brands Corp. 4.75%, 6/1/21 (a)	50,000	41,649

(Cost $102,513)		93,610

Leisure Time — 0.3%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/1/22	27,000	12,344
Sabre GLBL, Inc., 144A 5.375%, 4/15/23	58,000	58,121

(Cost $85,097)		70,465

Lodging — 2.4%
Diamond Resorts International, Inc. 7.75%, 9/1/23, 144A	27,000	27,067
10.75%, 9/1/24, 144A (a)	50,000	51,771
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	50,000	50,312
MGM Resorts International 7.75%, 3/15/22	58,000	63,468
6.00%, 3/15/23	126,000	135,870
Studio City Co. Ltd., 144A 7.25%, 11/30/21	60,000	60,567
Wyndham Destinations, Inc. 4.25%, 3/1/22	80,000	79,200
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 4.25%, 5/30/23	49,000	49,857

(Cost $511,708)		518,112

Retail — 4.7%
1011778 BC ULC / New Red Finance, Inc., 144A 4.25%, 5/15/24	175,000	175,531
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/21 (a)	27,000	23,298
6.75%, 1/15/22	25,000	21,070
6.75%, 6/15/23 (a)	27,000	22,601
Gap, Inc. 5.95%, 4/12/21	50,000	50,943
Golden Nugget, Inc., 144A 6.75%, 10/15/24	50,000	49,235
Group 1 Automotive, Inc. 5.00%, 6/1/22	40,000	39,950
JC Penney Corp., Inc., 144A 5.875%, 7/1/23	27,000	22,397
L Brands, Inc. 5.625%, 2/15/22	34,000	35,679
5.625%, 10/15/23	50,000	53,979

	Principal Amount	Value
Retail (Continued)
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG 8.00%, 10/25/24, 144A	$25,000	$7,375
8.75%, 10/25/24, 144A	35,000	10,500
Penske Automotive Group, Inc. 5.75%, 10/1/22	79,000	79,987
PetSmart, Inc., 144A 7.125%, 3/15/23	101,000	98,697
QVC, Inc. 5.125%, 7/2/22	119,000	126,397
4.85%, 4/1/24	50,000	52,491
4.45%, 2/15/25	50,000	51,297
Rite Aid Corp., 144A 6.125%, 4/1/23	92,000	84,525

(Cost $996,139)		1,005,952

Consumer, Non-cyclical — 17.8%
Agriculture — 0.4%
JBS Investments GmbH, 144A 6.25%, 2/5/23	50,000	50,334
Vector Group Ltd., 144A 6.125%, 2/1/25	50,000	48,250

(Cost $98,577)		98,584

Commercial Services — 4.0%
ADT Security Corp. 6.25%, 10/15/21	39,000	40,737
3.50%, 7/15/22	50,000	50,015
4.125%, 6/15/23	38,000	38,744
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	25,000	24,750
APX Group, Inc. 7.875%, 12/1/22 (a)	72,000	73,259
7.625%, 9/1/23 (a)	25,000	23,823
Hertz Corp. 6.25%, 10/15/22	32,000	31,363
5.50%, 10/15/24, 144A	50,000	47,971
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/1/23	59,000	60,881
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24	80,000	74,617
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/1/21	33,000	33,115
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/1/20	40,000	40,100
5.00%, 4/15/22, 144A	123,000	122,818
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 5.25%, 4/15/24	45,000	46,669
Service Corp. International 5.375%, 5/15/24	50,000	51,042
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	50,000	51,667
Team Health Holdings, Inc., 144A 6.375%, 2/1/25	50,000	27,021

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
WEX, Inc., 144A 4.75%, 2/1/23	$22,000	$22,146

(Cost $856,473)		860,738

Cosmetics/Personal Care — 0.5%
Avon Products, Inc. 7.00%, 3/15/23 (a)	26,000	28,340
Edgewell Personal Care Co. 4.70%, 5/24/22	39,000	40,029
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	27,000	23,821
6.25%, 8/1/24	25,000	9,823

(Cost $104,177)		102,013

Food — 1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 3.50%, 2/15/23, 144A	50,000	50,187
6.625%, 6/15/24	50,000	51,500
JBS USA LUX SA / JBS USA Finance, Inc., 144A 5.875%, 7/15/24	50,000	50,939
Kraft Heinz Foods Co. 3.50%, 6/6/22	50,000	51,034
4.00%, 6/15/23	50,000	52,178
Lamb Weston Holdings, Inc., 144A 4.625%, 11/1/24	50,000	52,105
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	32,000	33,107

(Cost $341,668)		341,050

Healthcare-Products — 0.5%
Avantor, Inc., 144A 6.00%, 10/1/24 (Cost $106,106)	100,000	105,167

Healthcare-Services — 7.2%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	35,000	35,335
Centene Corp. 4.75%, 5/15/22	52,000	52,727
4.75%, 1/15/25	50,000	51,348
4.75%, 1/15/25, 144A	50,000	51,348
CHS/Community Health Systems, Inc. 6.25%, 3/31/23	183,000	182,085
9.875%, 6/30/23, 144A (a)	94,000	89,348
8.625%, 1/15/24, 144A	56,000	58,346
8.125%, 6/30/24, 144A	70,000	64,224
6.625%, 2/15/25, 144A	100,000	102,250
DaVita, Inc. 5.125%, 7/15/24	100,000	101,459
HCA, Inc. 5.875%, 5/1/23	66,000	72,243
5.375%, 2/1/25	150,000	166,138
MEDNAX, Inc., 144A 5.25%, 12/1/23	50,000	49,042
Molina Healthcare, Inc. 5.375%, 11/15/22	38,000	39,615

	Principal Amount	Value
Healthcare-Services (Continued)
Quorum Health Corp. 11.625%, 4/15/23 (a)	$22,000	$18,874
Tenet Healthcare Corp. 8.125%, 4/1/22	154,000	167,125
6.75%, 6/15/23	100,000	107,669
4.625%, 7/15/24	150,000	150,316

(Cost $1,529,734)		1,559,492

Household Products/Wares — 0.0%
Prestige Brands, Inc., 144A 6.375%, 3/1/24 (Cost $10,254) (a)	10,000	10,329

Pharmaceuticals — 3.6%
Bausch Health Cos., Inc., 144A 5.50%, 3/1/23	32,000	32,053
Elanco Animal Health, Inc. 5.022%, 8/28/23	89,000	95,389
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A 6.00%, 7/15/23	68,000	53,556
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A 10.00%, 4/15/25	69,800	56,887
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	50,000	49,737
2.95%, 12/18/22	175,000	168,347
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21	57,000	55,399
2.80%, 7/21/23	275,000	256,552

(Cost $750,832)		767,920

Energy — 10.8%
Coal — 0.1%
Peabody Energy Corp., 144A 6.00%, 3/31/22 (Cost $27,206) (a)	27,000	23,139

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC, 144A 4.25%, 1/31/23 (Cost $38,167)	39,000	39,732

Oil & Gas — 6.9%
American Energy- Permian Basin LLC, 144A 12.00%, 10/1/24	40,000	28,100
Antero Resources Corp. 5.375%, 11/1/21	54,000	45,262
5.125%, 12/1/22	44,000	27,358
5.625%, 6/1/23 (a)	50,000	27,125
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/1/22	52,000	44,445
Baytex Energy Corp., 144A 5.625%, 6/1/24	25,000	22,573
Bruin E&P Partners LLC, 144A 8.875%, 8/1/23	22,000	11,724

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
California Resources Corp., 144A 8.00%, 12/15/22	$108,000	$24,570
Callon Petroleum Co. 6.125%, 10/1/24	50,000	39,885
Chesapeake Energy Corp. 7.00%, 10/1/24	45,000	15,862
11.50%, 1/1/25, 144A (a)	120,000	68,700
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	39,000	39,097
CNX Resources Corp. 5.875%, 4/15/22	47,000	43,419
CVR Energy, Inc., 144A 5.25%, 2/15/25	50,000	46,750
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	25,000	21,931
9.25%, 3/31/22, 144A	24,000	19,267
7.75%, 2/15/24, 144A	30,000	16,815
EQT Corp. 4.875%, 11/15/21	50,000	49,125
3.00%, 10/1/22	50,000	41,812
6.125%, 2/1/25	50,000	38,145
Extraction Oil & Gas, Inc., 144A 7.375%, 5/15/24	15,000	5,206
Gulfport Energy Corp. 6.00%, 10/15/24	35,000	11,725
Hilcorp Energy I LP / Hilcorp Finance Co., 144A 5.00%, 12/1/24	25,000	19,823
Laredo Petroleum, Inc. 9.50%, 1/15/25 (a)	30,000	21,637
MEG Energy Corp. 7.00%, 3/31/24, 144A	27,000	25,639
6.50%, 1/15/25, 144A	50,000	49,281
Murphy Oil Corp. 6.875%, 8/15/24	50,000	49,974
Nabors Industries, Inc. 5.75%, 2/1/25	50,000	36,021
Oasis Petroleum, Inc. 6.875%, 3/15/22	64,000	50,400
Parsley Energy LLC / Parsley Finance Corp., 144A 5.375%, 1/15/25 (a)	50,000	50,125
PDC Energy, Inc. 6.125%, 9/15/24	50,000	46,891
QEP Resources, Inc. 5.375%, 10/1/22	27,000	24,697
5.25%, 5/1/23	32,000	28,208
Range Resources Corp. 5.00%, 8/15/22 (a)	31,000	25,498
5.00%, 3/15/23(a)	40,000	29,088
Seven Generations Energy Ltd. 6.75%, 5/1/23, 144A	20,000	19,813
6.875%, 6/30/23, 144A	25,000	25,198
SM Energy Co. 6.125%, 11/15/22	26,000	23,343
5.00%, 1/15/24	27,000	21,124

	Principal Amount	Value
Oil & Gas (Continued)
Southwestern Energy Co. 6.20%, 1/23/25	$50,000	$37,125
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	54,000	53,996
Valaris PLC 4.875%, 6/1/22	33,000	21,543
Whiting Petroleum Corp. 5.75%, 3/15/21	47,000	27,131
6.25%, 4/1/23 (a)	22,000	9,955
WPX Energy, Inc. 8.25%, 8/1/23	86,000	96,141

(Cost $1,823,427)		1,481,547

Oil & Gas Services — 0.8%
KCA Deutag UK Finance PLC 9.875%, 4/1/22, 144A	25,000	15,570
9.625%, 4/1/23, 144A	40,000	23,612
SESI LLC 7.125%, 12/15/21, 144A	43,000	35,368
7.75%, 9/15/24	25,000	12,136
Weatherford International Ltd., 144A 11.00%, 12/1/24	100,000	95,890

(Cost $221,141)		182,576

Pipelines — 2.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	35,000	26,687
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	29,000	26,565
Buckeye Partners LP 4.15%, 7/1/23	50,000	50,495
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	38,000	36,187
DCP Midstream Operating LP 5.35%, 3/15/20, 144A	65,000	65,082
3.875%, 3/15/23	44,000	44,220
EnLink Midstream Partners LP 4.40%, 4/1/24 (a)	50,000	45,761
EQM Midstream Partners LP 4.75%, 7/15/23	50,000	46,219
4.00%, 8/1/24	25,000	22,281
Genesis Energy LP / Genesis Energy Finance Corp. 6.00%, 5/15/23	25,000	23,823
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/1/23	33,000	30,607
NuStar Logistics LP 4.80%, 9/1/20	24,000	24,219
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/1/23, 144A	27,000	25,988
5.50%, 9/15/24, 144A	50,000	46,504

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/23	$81,000	$79,930

(Cost $609,485)		594,568

Financial — 11.5%
Banks — 1.6%
CIT Group, Inc. 5.00%, 8/15/22	50,000	52,401
5.00%, 8/1/23	59,000	62,884
Freedom Mortgage Corp., 144A 8.125%, 11/15/24	25,000	24,135
Intesa Sanpaolo SpA, 144A 5.017%, 6/26/24	200,000	210,185

(Cost $340,283)		349,605

Diversified Financial Services — 4.3%
Ally Financial, Inc. 7.50%, 9/15/20	25,000	25,791
Credit Acceptance Corp., 144A 5.125%, 12/31/24	25,000	25,812
Nationstar Mortgage Holdings, Inc., 144A 8.125%, 7/15/23	51,000	53,131
Navient Corp. Series MTN, 8.00%, 3/25/20	28,000	28,146
5.00%, 10/26/20	27,000	27,293
5.875%, 3/25/21	79,000	80,758
6.625%, 7/26/21	100,000	103,177
Series MTN, 7.25%, 1/25/22	40,000	42,171
6.50%, 6/15/22	54,000	56,430
5.50%, 1/25/23	40,000	41,000
7.25%, 9/25/23 (a)	10,000	10,775
Series MTN, 6.125%, 3/25/24	45,000	46,575
5.875%, 10/25/24	50,000	51,375
Springleaf Finance Corp. 8.25%, 12/15/20	100,000	104,100
7.75%, 10/1/21	35,000	37,357
6.125%, 5/15/22	79,000	83,473
5.625%, 3/15/23	47,000	48,558
6.125%, 3/15/24	45,000	47,535

(Cost $899,936)		913,457

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 144A 8.125%, 2/15/24	90,000	96,158
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23	25,000	25,302
Genworth Holdings, Inc. 7.625%, 9/24/21	38,000	39,105

(Cost $159,132)		160,565

Real Estate — 0.6%
Kennedy-Wilson, Inc. 5.875%, 4/1/24	60,000	61,126

	Principal Amount	Value
Real Estate (Continued)
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/1/21, 144A (a)	$30,000	$30,217
4.875%, 6/1/23, 144A (a)	42,000	41,869

(Cost $129,398)		133,212

Real Estate Investment Trusts — 3.6%
CBL & Associates LP 5.25%, 12/1/23	24,000	12,177
Iron Mountain, Inc., 144A 4.375%, 6/1/21	77,000	76,905
iStar, Inc. 5.25%, 9/15/22	32,000	32,650
4.75%, 10/1/24	50,000	51,143
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	50,000	54,229
SBA Communications Corp. 4.00%, 10/1/22	40,000	40,541
Starwood Property Trust, Inc. 5.00%, 12/15/21	55,000	54,506
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.125%, 12/15/24, 144A	50,000	45,375
7.875%, 2/15/25, 144A	150,000	154,995
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A (a)	130,000	127,400
8.25%, 10/15/23 (a)	50,000	46,625
VICI Properties LP / VICI Note Co., Inc., 144A 3.50%, 2/15/25	50,000	50,171
Washington Prime Group LP 6.45%, 8/15/24 (a)	40,000	33,033

(Cost $793,063)		779,750

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 2/1/22	79,000	80,493
4.75%, 9/15/24, 144A	50,000	51,063

(Cost $129,966)		131,556

Industrial — 11.3%
Aerospace/Defense — 3.3%
Arconic, Inc. 6.15%, 8/15/20	105,000	106,630
5.40%, 4/15/21	66,000	66,760
5.87%, 2/23/22	37,000	38,954
5.125%, 10/1/24	50,000	53,685
Bombardier, Inc. 8.75%, 12/1/21, 144A	50,000	53,038
5.75%, 3/15/22, 144A	47,000	48,024
6.00%, 10/15/22, 144A	64,000	62,880
6.125%, 1/15/23, 144A	66,000	66,283
7.50%, 12/1/24, 144A	50,000	50,479

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Aerospace/Defense (Continued)
SSL Robotics LLC, 144A 9.75%, 12/31/23	$50,000	$53,265
TransDigm, Inc. 6.50%, 7/15/24	50,000	51,229
Triumph Group, Inc., 144A 6.25%, 9/15/24	50,000	52,042

(Cost $709,202)		703,269

Building Materials — 0.6%
Standard Industries, Inc./NJ, 144A 5.375%, 11/15/24	50,000	50,754
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	85,000	85,744

(Cost $137,039)		136,498

Electronics — 0.4%
Sensata Technologies BV 4.875%, 10/15/23, 144A	25,000	26,437
5.625%, 11/1/24, 144A	50,000	54,033

(Cost $79,362)		80,470

Engineering & Construction — 0.6%
AECOM 5.875%, 10/15/24	50,000	54,979
MasTec, Inc. 4.875%, 3/15/23	70,000	70,258

(Cost $123,867)		125,237

Environmental Control — 0.3%
GFL Environmental, Inc., 144A 5.375%, 3/1/23	22,000	22,633
Stericycle, Inc., 144A 5.375%, 7/15/24	50,000	52,675

(Cost $73,441)		75,308

Hand/Machine Tools — 0.2%
Colfax Corp., 144A 6.00%, 2/15/24 (Cost $51,737)	50,000	51,932

Machinery-Construction & Mining — 0.2%
Vertiv Group Corp., 144A 9.25%, 10/15/24 (Cost $37,907)	40,000	42,775

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/1/24 (Cost $26,615)	25,000	26,490

Packaging & Containers — 4.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A 6.00%, 2/15/25	200,000	209,000
Ball Corp. 5.00%, 3/15/22	40,000	41,771
4.00%, 11/15/23	100,000	103,004
Berry Global, Inc. 5.50%, 5/15/22	27,000	27,202

	Principal Amount	Value
Packaging & Containers (Continued)
5.125%, 7/15/23	$50,000	$50,149
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	56,000	56,923
Flex Acquisition Co., Inc., 144A 6.875%, 1/15/25	50,000	49,126
Graphic Packaging International LLC 4.75%, 4/15/21	40,000	40,715
Mauser Packaging Solutions Holding Co., 144A 5.50%, 4/15/24	78,000	77,878
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	65,000	67,066
5.875%, 8/15/23, 144A (a)	37,000	39,209
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125%, 7/15/23, 144A	85,000	86,027
7.00%, 7/15/24, 144A	50,000	50,563
Sealed Air Corp., 144A 4.875%, 12/1/22	79,000	82,185

(Cost $975,104)		980,818

Transportation — 0.8%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/21 (a)	24,000	8,670
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23(a)	40,000	39,517
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	44,000	44,052
6.125%, 9/1/23, 144A	29,000	29,719
6.75%, 8/15/24, 144A	50,000	52,854

(Cost $186,662)		174,812

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 144A 6.75%, 3/15/22 (Cost $38,619)	38,000	38,144

Technology — 5.2%
Computers — 1.4%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	56,000	56,403
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	40,000	36,117
EMC Corp. 2.65%, 6/1/20	36,000	35,926
3.375%, 6/1/23	54,000	54,256
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23 (a)	46,000	15,525
NCR Corp. 5.00%, 7/15/22	32,000	32,200
Vericast Corp. 9.25%, 3/1/21, 144A	38,000	38,095
8.375%, 8/15/22, 144A	40,000	33,312

(Cost $335,649)		301,834

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Office/Business Equipment — 1.3%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	$50,000	$55,104
Pitney Bowes, Inc. 4.625%, 5/15/22	14,000	14,320
5.20%, 4/1/23	40,000	40,117
4.625%, 3/15/24	50,000	47,229
Xerox Corp. 4.50%, 5/15/21	50,000	50,971
4.125%, 3/15/23	69,000	70,531

(Cost $269,653)		278,272

Software — 2.5%
CDK Global, Inc. 5.00%, 10/15/24	50,000	54,335
Infor US, Inc. 6.50%, 5/15/22	119,000	119,383
Open Text Corp., 144A 5.625%, 1/15/23	63,000	63,828
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	75,000	72,000
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	105,000	111,230
TIBCO Software, Inc., 144A 11.375%, 12/1/21	39,000	40,152
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 7.50%, 2/1/23	90,000	85,762

(Cost $547,576)		546,690

Utilities — 2.0%
Electric — 1.7%
AES Corp. 4.50%, 3/15/23	27,000	26,922
4.875%, 5/15/23	54,000	53,614
Calpine Corp. 5.50%, 2/1/24	35,000	34,476
5.75%, 1/15/25	50,000	50,275
NextEra Energy Operating Partners LP 4.25%, 7/15/24, 144A	50,000	51,029
4.25%, 9/15/24, 144A	50,000	50,439
TransAlta Corp. 4.50%, 11/15/22	50,000	51,875
Vistra Energy Corp. 5.875%, 6/1/23	50,000	50,593

(Cost $371,461)		369,223

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24 (Cost $53,892)	50,000	52,110

TOTAL CORPORATE BONDS (Cost $21,798,100)		21,363,509

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 5.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c) (Cost $1,184,897)	$1,184,897	$1,184,897

CASH EQUIVALENTS — 4.1%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b) (Cost $896,018)	896,018	896,018

TOTAL INVESTMENTS — 108.8% (Cost $23,879,015)		$23,444,424
Other assets and liabilities, net — (8.8%)		(1,902,813)

NET ASSETS — 100.0%		$21,541,611

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 29, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 5.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c)
1,835,191	—	(650,294	)(d)	—	—	7,682	—	1,184,897	1,184,897

CASH EQUIVALENTS — 4.1%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b)
311,842	4,730,649	(4,146,473)		—	—	4,634	—	896,018	896,018

2,147,033	4,730,649	(4,796,767)		—	—	12,316	—	2,080,915	2,080,915

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $1,297,064, which is 6.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $184,616.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$21,363,509	$—	$21,363,509
Short-Term Investments (e)	2,080,915	—	—	2,080,915

TOTAL	$2,080,915	$21,363,509	$—	$23,444,424

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 29, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 99.0%
Basic Materials — 3.7%
Chemicals — 1.9%
Ashland LLC 4.75%, 8/15/22	$1,855,000	$1,933,837
Blue Cube Spinco LLC 9.75%, 10/15/23	2,305,000	2,432,466
10.00%, 10/15/25	4,101,000	4,447,883
CF Industries, Inc. 3.45%, 6/1/23	3,064,000	3,109,991
Chemours Co. 6.625%, 5/15/23	4,009,000	3,885,864
7.00%, 5/15/25 (a)	3,261,000	3,047,682
5.375%, 5/15/27	2,273,000	1,955,291
Consolidated Energy Finance SA 6.875%, 6/15/25, 144A	3,258,000	3,178,146
6.50%, 5/15/26, 144A	889,000	871,391
Element Solutions, Inc., 144A 5.875%, 12/1/25	3,765,000	3,793,275
Hexion, Inc., 144A 7.875%, 7/15/27 (a)	2,080,000	2,069,652
INEOS Group Holdings SA, 144A 5.625%, 8/1/24 (a)	2,353,000	2,367,683
NOVA Chemicals Corp. 5.25%, 8/1/23, 144A	2,515,000	2,521,262
4.875%, 6/1/24, 144A	4,629,000	4,480,479
5.00%, 5/1/25, 144A	2,498,000	2,440,758
5.25%, 6/1/27, 144A	4,473,000	4,259,056
OCI NV 6.625%, 4/15/23, 144A	3,205,000	3,331,598
5.25%, 11/1/24, 144A	2,695,000	2,762,375
Olin Corp. 5.125%, 9/15/27	2,273,000	2,295,781
5.625%, 8/1/29	2,759,000	2,784,245
5.00%, 2/1/30	2,520,000	2,458,638
PolyOne Corp. 5.25%, 3/15/23	2,815,000	3,004,984
PQ Corp., 144A 6.75%, 11/15/22	3,042,000	3,114,226
SPCM SA, 144A 4.875%, 9/15/25	2,179,000	2,238,901
Starfruit Finco BV / Starfruit US Holdco LLC, 144A 8.00%, 10/1/26 (a)	2,822,000	2,807,114
Valvoline, Inc., 144A 4.25%, 2/15/30	2,500,000	2,470,313
WR Grace & Co.-Conn, 144A 5.125%, 10/1/21	2,899,000	2,981,622

(Cost $78,632,446)		77,044,513

Forest Products & Paper — 0.1%
Mercer International, Inc. 7.375%, 1/15/25 (Cost $2,534,217)	2,363,000	2,386,134

Iron/Steel — 0.4%
AK Steel Corp. 7.625%, 10/1/21	1,994,000	1,995,894

	Principal Amount	Value
Iron/Steel (Continued)
Allegheny Technologies, Inc. 7.875%, 8/15/23	$2,348,000	$2,495,419
Cleveland-Cliffs, Inc. 4.875%, 1/15/24, 144A	1,468,000	1,453,929
5.75%, 3/1/25 (a)	2,151,000	1,962,788
5.875%, 6/1/27, 144A	3,409,000	2,878,389
United States Steel Corp. 6.875%, 8/15/25 (a)	3,313,000	2,875,403
6.25%, 3/15/26 (a)	2,871,000	2,320,199

(Cost $17,304,007)		15,982,021

Mining — 1.3%
Alcoa Nederland Holding BV 6.75%, 9/30/24, 144A	3,313,000	3,404,141
7.00%, 9/30/26, 144A	2,176,000	2,305,146
6.125%, 5/15/28, 144A	2,138,000	2,198,185
Celtic Resources Holdings DAC, 144A 4.125%, 10/9/24	1,525,000	1,572,900
Constellium SE 5.75%, 5/15/24, 144A	1,999,000	2,044,807
6.625%, 3/1/25, 144A	3,796,000	3,877,007
5.875%, 2/15/26, 144A	1,767,000	1,800,175
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	4,008,000	4,086,036
5.125%, 3/15/23, 144A (a)	2,355,000	2,426,097
5.125%, 5/15/24, 144A (a)	3,451,000	3,577,531
4.50%, 9/15/27, 144A	2,434,000	2,359,398
Freeport-McMoRan, Inc. 5.00%, 9/1/27	2,735,000	2,704,559
5.25%, 9/1/29 (a)	2,496,000	2,513,098
Hudbay Minerals, Inc. 7.25%, 1/15/23, 144A	1,580,000	1,592,506
7.625%, 1/15/25, 144A	2,727,000	2,640,649
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	2,981,000	3,100,261
Novelis Corp. 5.875%, 9/30/26, 144A	6,818,000	7,057,840
4.75%, 1/30/30, 144A	6,900,000	6,818,062

(Cost $56,886,971)		56,078,398

Communications — 24.0%
Advertising — 0.5%
Lamar Media Corp. 5.00%, 5/1/23	2,195,000	2,216,928
5.75%, 2/1/26	2,649,000	2,759,993
3.75%, 2/15/28, 144A	2,750,000	2,764,575
4.00%, 2/15/30, 144A	1,750,000	1,754,375
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.625%, 2/15/24	1,681,000	1,716,024
5.00%, 8/15/27, 144A	2,497,000	2,576,654
4.625%, 3/15/30, 144A	2,500,000	2,511,600
Terrier Media Buyer, Inc., 144A 8.875%, 12/15/27	4,614,000	4,590,930

(Cost $21,242,417)		20,891,079

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Internet — 2.1%
Match Group, Inc. 5.00%, 12/15/27, 144A	$2,167,000	$2,249,015
4.125%, 8/1/30, 144A	2,000,000	1,963,150
Netflix, Inc. 5.50%, 2/15/22	3,475,000	3,652,051
5.75%, 3/1/24	1,925,000	2,127,924
5.875%, 2/15/25	3,246,000	3,626,058
4.375%, 11/15/26	4,418,000	4,634,703
4.875%, 4/15/28	7,353,000	7,759,143
5.875%, 11/15/28	7,854,000	8,844,782
6.375%, 5/15/29	3,355,000	3,848,017
5.375%, 11/15/29, 144A	4,271,000	4,651,333
4.875%, 6/15/30, 144A	4,418,000	4,663,862
NortonLifeLock, Inc. 3.95%, 6/15/22	1,757,000	1,795,698
5.00%, 4/15/25, 144A	4,741,000	4,806,160
Photo Holdings Merger Sub, Inc., 144A 8.50%, 10/1/26	3,392,000	3,220,277
Twitter, Inc., 144A 3.875%, 12/15/27	3,246,000	3,323,092
Uber Technologies, Inc. 7.50%, 11/1/23, 144A	2,343,000	2,448,412
8.00%, 11/1/26, 144A	6,627,000	6,909,824
7.50%, 9/15/27, 144A	5,232,000	5,467,571
VeriSign, Inc. 4.625%, 5/1/23	3,591,000	3,628,041
5.25%, 4/1/25	2,150,000	2,335,083
4.75%, 7/15/27	2,627,000	2,741,353

(Cost $82,455,715)		84,695,549

Media — 11.0%
Altice Financing SA 7.50%, 5/15/26, 144A	12,149,000	12,839,671
5.00%, 1/15/28, 144A	5,100,000	4,959,240
AMC Networks, Inc. 4.75%, 12/15/22	2,225,000	2,245,648
5.00%, 4/1/24	4,752,000	4,787,640
4.75%, 8/1/25	3,552,000	3,547,684
Cablevision Systems Corp. 5.875%, 9/15/22	2,980,000	3,134,751
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 9/30/22	3,442,000	3,485,817
5.125%, 2/15/23	4,311,000	4,354,067
4.00%, 3/1/23, 144A	2,465,000	2,495,788
5.125%, 5/1/23, 144A	5,584,000	5,660,975
5.75%, 9/1/23	1,419,000	1,435,141
5.875%, 4/1/24, 144A	8,057,000	8,292,949
5.375%, 5/1/25, 144A	3,753,000	3,864,408
5.75%, 2/15/26, 144A	11,060,000	11,519,543
5.50%, 5/1/26, 144A	7,653,000	7,958,527
5.125%, 5/1/27, 144A	13,878,000	14,454,631
5.875%, 5/1/27, 144A	3,378,000	3,520,290
5.00%, 2/1/28, 144A	11,044,000	11,506,191
5.375%, 6/1/29, 144A	6,726,000	7,173,615
4.75%, 3/1/30, 144A	13,474,000	13,877,883
4.50%, 8/15/30, 144A	7,000,000	7,091,875

	Principal Amount	Value
Media (Continued)
Cengage Learning, Inc., 144A 9.50%, 6/15/24 (a)	$2,507,000	$2,189,977
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24, 144A	7,643,000	8,142,967
5.125%, 8/15/27, 144A	5,666,000	5,691,894
CSC Holdings LLC 6.75%, 11/15/21	4,399,000	4,664,128
5.375%, 7/15/23, 144A	4,899,000	5,028,750
5.25%, 6/1/24	3,302,000	3,573,045
7.75%, 7/15/25, 144A	3,168,000	3,342,208
6.625%, 10/15/25, 144A	4,545,000	4,760,933
10.875%, 10/15/25, 144A	7,440,000	8,177,118
5.50%, 5/15/26, 144A	6,613,000	6,862,161
5.50%, 4/15/27, 144A	5,720,000	6,030,882
5.375%, 2/1/28, 144A	4,752,000	4,954,685
7.50%, 4/1/28, 144A	4,770,000	5,367,097
6.50%, 2/1/29, 144A	7,708,000	8,531,022
5.75%, 1/15/30, 144A	9,693,000	10,262,464
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/26, 144A	13,474,000	12,448,548
6.625%, 8/15/27, 144A (a)	8,062,000	6,518,127
DISH DBS Corp. 6.75%, 6/1/21	9,231,000	9,575,593
5.875%, 7/15/22	9,185,000	9,600,437
5.00%, 3/15/23	6,854,000	6,914,589
5.875%, 11/15/24	8,834,000	9,079,718
7.75%, 7/1/26 (a)	8,571,000	9,225,910
Entercom Media Corp. 7.25%, 11/1/24, 144A (a)	1,765,000	1,856,189
6.50%, 5/1/27, 144A	1,950,000	2,043,303
Gray Television, Inc. 5.125%, 10/15/24, 144A	2,396,000	2,460,896
5.875%, 7/15/26, 144A	2,796,000	2,880,719
7.00%, 5/15/27, 144A	3,568,000	3,860,041
iHeartCommunications, Inc. 6.375%, 5/1/26 (a)	3,354,650	3,611,529
8.375%, 5/1/27	6,803,931	7,401,316
5.25%, 8/15/27, 144A	3,318,000	3,427,992
4.75%, 1/15/28, 144A	2,163,000	2,156,186
LCPR Senior Secured Financing DAC, 144A 6.75%, 10/15/27	5,037,000	5,306,228
Meredith Corp. 6.875%, 2/1/26	5,797,000	5,829,159
Nexstar Broadcasting, Inc. 5.625%, 8/1/24, 144A	4,696,000	4,839,627
5.625%, 7/15/27, 144A	7,929,000	8,221,580
Quebecor Media, Inc. 5.75%, 1/15/23	3,743,000	3,977,256
Sinclair Television Group, Inc. 5.625%, 8/1/24, 144A	2,072,000	2,124,660
5.125%, 2/15/27, 144A	1,934,000	1,909,917
5.50%, 3/1/30, 144A	2,132,000	2,122,726
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	4,900,000	4,900,603
4.625%, 5/15/23, 144A	2,556,000	2,580,499

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Media (Continued)
4.625%, 7/15/24, 144A	$6,818,000	$7,043,233
5.375%, 4/15/25, 144A	3,528,000	3,626,484
5.375%, 7/15/26, 144A	4,545,000	4,714,642
5.00%, 8/1/27, 144A	6,128,000	6,400,573
5.50%, 7/1/29, 144A	5,720,000	6,143,566
TEGNA, Inc. 4.625%, 3/15/28, 144A	4,295,000	4,166,257
5.00%, 9/15/29, 144A	4,872,000	4,817,190
Telenet Finance Luxembourg Notes SARL, 144A 5.50%, 3/1/28	4,200,000	4,456,200
Univision Communications, Inc. 5.125%, 5/15/23, 144A	5,445,000	5,265,315
5.125%, 2/15/25, 144A	6,421,000	6,074,394
UPC Holding BV, 144A 5.50%, 1/15/28	2,169,000	2,203,595
Videotron Ltd. 5.00%, 7/15/22	3,727,000	3,857,456
5.375%, 6/15/24, 144A	2,551,000	2,730,055
5.125%, 4/15/27, 144A	2,743,000	2,882,968
Virgin Media Finance PLC, 144A 6.00%, 10/15/24	2,772,000	2,840,981
Virgin Media Secured Finance PLC 5.50%, 8/15/26, 144A	3,009,000	3,103,452
5.50%, 5/15/29, 144A	6,700,000	6,888,605
Ziggo Bond Co. BV 6.00%, 1/15/27, 144A	2,834,000	2,992,909
5.125%, 2/28/30, 144A	2,250,000	2,281,894
Ziggo BV 5.50%, 1/15/27, 144A	8,093,000	8,351,086
4.875%, 1/15/30, 144A (a)	3,111,000	3,238,777

(Cost $454,820,427)		454,738,645

Telecommunications — 10.4%
Altice France SA 7.375%, 5/1/26, 144A	22,000,000	23,112,100
8.125%, 2/1/27, 144A	7,824,000	8,540,913
5.50%, 1/15/28, 144A (a)	4,939,000	4,948,137
C&W Senior Financing DAC 7.50%, 10/15/26, 144A	2,198,000	2,313,005
6.875%, 9/15/27, 144A	5,672,000	5,997,133
CenturyLink, Inc. Series S, 6.45%, 6/15/21	5,043,000	5,241,946
Series T, 5.80%, 3/15/22	6,700,000	6,999,356
Series W, 6.75%, 12/1/23	3,231,000	3,559,900
Series Y, 7.50%, 4/1/24	4,042,000	4,525,363
5.625%, 4/1/25 (a)	2,376,000	2,481,934
5.125%, 12/15/26, 144A	5,850,000	5,908,500
4.00%, 2/15/27, 144A	5,088,000	5,125,651
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	3,311,000	3,488,933
CommScope Technologies LLC 6.00%, 6/15/25, 144A	6,543,000	6,150,420
5.00%, 3/15/27, 144A	3,440,000	3,121,542
CommScope, Inc. 5.50%, 3/1/24, 144A	5,970,000	6,087,519
5.50%, 6/15/24, 144A	2,847,000	2,712,024

	Principal Amount	Value
Telecommunications (Continued)
6.00%, 3/1/26, 144A	$6,571,000	$6,756,986
8.25%, 3/1/27, 144A	4,182,000	4,210,647
Connect Finco SARL / Connect US Finco LLC, 144A 6.75%, 10/1/26	9,232,000	9,403,992
Consolidated Communications, Inc. 6.50%, 10/1/22 (a)	2,115,000	2,040,975
DKT Finance ApS, 144A 9.375%, 6/17/23	1,723,000	1,834,909
Frontier Communications Corp. 8.75%, 4/15/22	2,285,000	1,080,375
10.50%, 9/15/22	9,860,000	4,501,701
7.125%, 1/15/23	3,902,000	1,814,430
7.625%, 4/15/24	2,698,000	1,288,295
6.875%, 1/15/25	3,567,000	1,713,640
11.00%, 9/15/25 (a)	15,757,000	7,248,220
8.50%, 4/1/26, 144A	7,014,000	7,114,651
8.00%, 4/1/27, 144A	6,934,000	7,206,853
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	4,028,000	4,105,680
GTH Finance BV, 144A 7.25%, 4/26/23	4,016,000	4,480,330
GTT Communications, Inc., 144A 7.875%, 12/31/24 (a)	2,314,000	1,775,995
Hughes Satellite Systems Corp. 7.625%, 6/15/21	3,625,000	3,823,940
5.25%, 8/1/26	3,153,000	3,465,454
6.625%, 8/1/26	3,634,000	4,008,111
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23 (a)	5,588,000	3,310,890
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	2,329,000	2,644,142
5.50%, 8/1/23 (a)	8,800,000	7,586,348
8.00%, 2/15/24, 144A	5,898,000	6,057,747
8.50%, 10/15/24, 144A	13,032,000	11,278,088
9.75%, 7/15/25, 144A	8,289,000	7,327,144
Intelsat Luxembourg SA 7.75%, 6/1/21 (a)	1,650,000	1,249,875
8.125%, 6/1/23 (a)	4,271,000	1,825,852
Intrado Corp., 144A 8.50%, 10/15/25	4,996,000	3,372,300
Level 3 Financing, Inc. 5.375%, 8/15/22	2,276,000	2,287,949
5.625%, 2/1/23	977,000	983,096
5.125%, 5/1/23	3,244,000	3,258,874
5.375%, 1/15/24	4,430,000	4,431,927
5.375%, 5/1/25	3,683,000	3,767,396
5.25%, 3/15/26	3,523,000	3,644,015
4.625%, 9/15/27, 144A	4,408,000	4,504,315
Metropolitan Light Co. Ltd., 144A 5.50%, 11/21/22	2,587,000	2,685,451
Nokia OYJ 3.375%, 6/12/22	2,209,000	2,220,074
4.375%, 6/12/27	2,376,000	2,510,672
Qwest Corp. 6.75%, 12/1/21	3,537,000	3,741,474

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Sable International Finance Ltd., 144A 5.75%, 9/7/27	$2,541,000	$2,643,523
Sprint Communications, Inc. 11.50%, 11/15/21 (a)	4,555,000	5,212,378
6.00%, 11/15/22	9,974,000	10,715,866
Sprint Corp. 7.25%, 9/15/21	10,486,000	11,148,401
7.875%, 9/15/23	19,461,000	22,274,769
7.125%, 6/15/24	11,673,000	13,268,291
7.625%, 2/15/25	6,619,000	7,694,588
7.625%, 3/1/26	6,010,000	7,101,176
7.25%, 2/1/28, 144A	4,250,000	4,265,513
Telecom Italia SpA, 144A 5.303%, 5/30/24	6,434,000	6,884,316
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	4,889,000	5,045,416
T-Mobile USA, Inc. 4.00%, 4/15/22	2,404,000	2,473,098
6.00%, 3/1/23	4,199,000	4,260,242
6.50%, 1/15/24	806,000	827,149
6.00%, 4/15/24	6,852,000	7,012,611
6.375%, 3/1/25	5,989,000	6,163,669
5.125%, 4/15/25	2,584,000	2,661,494
6.50%, 1/15/26	8,730,000	9,207,095
4.50%, 2/1/26	4,045,000	4,106,889
5.375%, 4/15/27	2,826,000	3,002,123
4.75%, 2/1/28	6,096,000	6,358,738
VEON Holdings BV 3.95%, 6/16/21, 144A	2,761,000	2,793,856
7.504%, 3/1/22, 144A	1,148,000	1,260,920
5.95%, 2/13/23, 144A	1,482,000	1,607,229
4.95%, 6/16/24, 144A	1,934,000	2,069,486
4.00%, 4/9/25, 144A	4,946,000	5,082,015
ViaSat, Inc. 5.625%, 9/15/25, 144A	2,821,000	2,792,183
5.625%, 4/15/27, 144A	2,768,000	2,820,730
Ypso Finance Bis SA 10.50%, 5/15/27, 144A	8,015,000	9,177,175
6.00%, 2/15/28, 144A	5,500,000	5,295,400

(Cost $443,729,863)		432,103,528

Consumer, Cyclical — 14.4%
Airlines — 0.3%
Air Canada, 144A 7.75%, 4/15/21	2,209,000	2,309,289
American Airlines Group, Inc. 5.00%, 6/1/22, 144A	3,554,000	3,569,176
3.75%, 3/1/25, 144A	2,000,000	1,848,750
United Airlines Holdings, Inc. 4.25%, 10/1/22	1,554,000	1,555,942
Virgin Australia Holdings Ltd., 144A 8.125%, 11/15/24	1,650,000	1,435,500

(Cost $11,010,690)		10,718,657

Apparel — 0.3%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	4,120,000	4,313,990

	Principal Amount	Value
Apparel (Continued)
4.875%, 5/15/26, 144A	$3,617,000	$3,795,499
Levi Strauss & Co. 5.00%, 5/1/25	2,839,000	2,928,187

(Cost $11,012,025)		11,037,676

Auto Manufacturers — 0.8%
Allison Transmission, Inc. 5.00%, 10/1/24, 144A	3,483,000	3,530,717
4.75%, 10/1/27, 144A	1,871,000	1,923,103
5.875%, 6/1/29, 144A	2,359,000	2,562,045
Fiat Chrysler Automobiles NV 5.25%, 4/15/23 (a)	6,388,000	6,691,430
Jaguar Land Rover Automotive PLC 5.625%, 2/1/23, 144A (a)	1,884,000	1,829,345
4.50%, 10/1/27, 144A	2,209,000	1,868,974
Navistar International Corp., 144A 6.625%, 11/1/25	5,061,000	5,252,888
Tesla, Inc., 144A 5.30%, 8/15/25	7,732,000	7,741,588

(Cost $31,071,376)		31,400,090

Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	4,077,000	3,526,707
American Axle & Manufacturing, Inc. 6.25%, 4/1/25	2,954,000	2,866,222
6.25%, 3/15/26	1,818,000	1,754,093
6.50%, 4/1/27 (a)	2,299,000	2,211,695
Dana, Inc. 5.50%, 12/15/24	1,971,000	1,997,204
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	4,323,000	4,300,045
5.00%, 5/31/26 (a)	3,751,000	3,696,986
4.875%, 3/15/27 (a)	3,145,000	3,048,606
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 6.25%, 5/15/26, 144A	4,210,000	4,332,401
8.50%, 5/15/27, 144A	8,826,000	8,986,192
Tenneco, Inc. 5.00%, 7/15/26 (a)	2,284,000	1,970,007

(Cost $39,750,569)		38,690,158

Distribution/Wholesale — 0.8%
American Builders & Contractors Supply Co., Inc. 5.875%, 5/15/26, 144A	2,107,000	2,185,486
4.00%, 1/15/28, 144A	3,192,000	3,122,095
Anixter, Inc. 5.125%, 10/1/21	1,855,000	1,928,124
Core & Main LP, 144A 6.125%, 8/15/25	2,558,000	2,596,600
HD Supply, Inc., 144A 5.375%, 10/15/26	3,370,000	3,533,689
KAR Auction Services, Inc., 144A 5.125%, 6/1/25	4,349,000	4,477,230
Performance Food Group, Inc., 144A 5.50%, 10/15/27	4,452,000	4,708,101

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Distribution/Wholesale (Continued)
Wolverine Escrow LLC 8.50%, 11/15/24, 144A	$3,062,000	$2,992,447
9.00%, 11/15/26, 144A	4,145,000	4,142,244
13.125%, 11/15/27, 144A	2,124,000	2,235,510

(Cost $31,983,529)		31,921,526

Entertainment — 2.3%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25 (a)	2,728,000	2,235,828
5.875%, 11/15/26	2,766,000	2,219,224
6.125%, 5/15/27 (a)	1,909,000	1,512,968
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	7,758,000	7,637,906
Cedar Fair LP, 144A 5.25%, 7/15/29	2,034,000	2,037,763
Churchill Downs, Inc. 5.50%, 4/1/27, 144A	3,351,000	3,503,806
4.75%, 1/15/28, 144A	1,855,000	1,858,432
Cinemark USA, Inc. 5.125%, 12/15/22	1,788,000	1,793,028
4.875%, 6/1/23	3,241,000	3,228,879
Cirsa Finance International Sarl, 144A 7.875%, 12/20/23	2,292,000	2,400,616
Eldorado Resorts, Inc. 6.00%, 4/1/25	4,335,000	4,539,113
6.00%, 9/15/26	2,594,000	2,798,651
International Game Technology PLC 6.25%, 2/15/22, 144A	7,313,000	7,546,797
6.50%, 2/15/25, 144A	4,721,000	5,128,139
6.25%, 1/15/27, 144A	2,953,000	3,126,843
Lions Gate Capital Holdings LLC 6.375%, 2/1/24, 144A	2,463,000	2,419,873
5.875%, 11/1/24, 144A	2,400,000	2,328,276
Live Nation Entertainment, Inc. 4.875%, 11/1/24, 144A	2,713,000	2,774,015
4.75%, 10/15/27, 144A	4,340,000	4,369,729
Merlin Entertainments Ltd., 144A 5.75%, 6/15/26	1,827,000	1,964,660
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24 (a)	2,325,000	2,306,598
Scientific Games International, Inc. 5.00%, 10/15/25, 144A	5,725,000	5,753,625
8.25%, 3/15/26, 144A	4,500,000	4,630,833
7.00%, 5/15/28, 144A	3,200,000	3,100,960
7.25%, 11/15/29, 144A	2,302,000	2,248,709
Six Flags Entertainment Corp. 4.875%, 7/31/24, 144A	4,252,000	4,205,589
5.50%, 4/15/27, 144A	2,207,000	2,111,768
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A 7.00%, 7/15/26	4,763,000	5,129,036

(Cost $97,440,477)		94,911,664

Food Service — 0.3%
Aramark Services, Inc. 5.00%, 4/1/25, 144A	2,739,000	2,834,838

	Principal Amount	Value
Food Service (Continued)
4.75%, 6/1/26	$2,276,000	$2,349,566
5.00%, 2/1/28, 144A	4,978,000	5,211,219

(Cost $10,275,763)		10,395,623

Home Builders — 1.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.25%, 9/15/27, 144A	2,736,000	2,816,302
4.875%, 2/15/30, 144A	2,000,000	1,982,300
KB Home 7.00%, 12/15/21	2,025,000	2,154,904
Lennar Corp. 4.75%, 4/1/21	2,259,000	2,299,820
4.125%, 1/15/22	2,537,000	2,595,909
4.75%, 11/15/22	2,661,000	2,789,313
4.875%, 12/15/23	2,371,000	2,535,986
4.50%, 4/30/24	2,451,000	2,608,268
5.875%, 11/15/24	1,912,000	2,092,904
4.75%, 5/30/25	1,986,000	2,150,272
4.75%, 11/29/27	4,089,000	4,561,688
Mattamy Group Corp. 6.50%, 10/1/25, 144A	2,456,000	2,640,298
5.25%, 12/15/27, 144A	2,140,000	2,236,300
Meritage Homes Corp. 6.00%, 6/1/25	1,901,000	2,142,589
PulteGroup, Inc. 4.25%, 3/1/21	1,376,000	1,397,190
5.50%, 3/1/26	3,375,000	3,727,089
5.00%, 1/15/27	2,601,000	2,861,627
Shea Homes LP / Shea Homes Funding Corp., 144A 4.75%, 2/15/28	2,000,000	2,004,790
Taylor Morrison Communities, Inc. 5.875%, 1/31/25, 144A	2,035,000	2,092,245
5.875%, 6/15/27, 144A	2,122,000	2,376,263
5.75%, 1/15/28, 144A	1,920,000	2,126,837
Toll Brothers Finance Corp. 5.875%, 2/15/22	1,915,000	2,010,750
4.375%, 4/15/23	1,821,000	1,915,082
4.875%, 3/15/27	2,069,000	2,263,046
4.35%, 2/15/28	1,856,000	1,964,070
3.80%, 11/1/29	1,578,000	1,597,765

(Cost $59,970,644)		61,943,607

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	2,012,000	2,053,477
5.50%, 6/15/26	3,107,000	3,256,602

(Cost $5,259,236)		5,310,079

Housewares — 0.4%
Newell Brands, Inc. 3.85%, 4/1/23	6,000,000	6,235,296
4.20%, 4/1/26	9,094,000	9,500,463
Scotts Miracle-Gro Co., 144A 4.50%, 10/15/29	2,208,000	2,290,855

(Cost $17,784,209)		18,026,614

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Leisure Time — 0.2%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/1/22 (a)	$2,109,000	$964,210
Carlson Travel, Inc., 144A 6.75%, 12/15/23 (a)	1,360,000	1,363,964
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	1,781,000	1,784,713
5.25%, 11/15/23, 144A	2,325,000	2,325,442
Viking Cruises Ltd., 144A 5.875%, 9/15/27	3,780,000	3,366,657

(Cost $11,411,945)		9,804,986

Lodging — 2.5%
Boyd Gaming Corp. 6.375%, 4/1/26	3,429,000	3,581,076
6.00%, 8/15/26	3,290,000	3,388,856
4.75%, 12/1/27, 144A	4,180,000	4,136,026
Diamond Resorts International, Inc. 7.75%, 9/1/23, 144A (a)	2,221,000	2,226,530
10.75%, 9/1/24, 144A (a)	2,796,000	2,895,020
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	4,555,000	4,583,446
5.125%, 5/1/26	6,827,000	7,028,038
4.875%, 1/15/30	4,245,000	4,408,740
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	4,275,000	4,303,493
4.875%, 4/1/27	2,730,000	2,796,476
Melco Resorts Finance Ltd. 4.875%, 6/6/25, 144A (a)	4,486,000	4,521,451
5.25%, 4/26/26, 144A (a)	2,345,000	2,369,524
5.625%, 7/17/27, 144A	2,550,000	2,673,975
5.375%, 12/4/29, 144A	3,950,000	3,964,002
MGM Resorts International 7.75%, 3/15/22	4,418,000	4,834,529
6.00%, 3/15/23	6,017,000	6,488,342
5.75%, 6/15/25	4,446,000	4,879,441
4.625%, 9/1/26	2,376,000	2,476,558
5.50%, 4/15/27	4,311,000	4,662,562
Station Casinos LLC 5.00%, 10/1/25, 144A	2,554,000	2,573,155
4.50%, 2/15/28, 144A	3,250,000	3,096,373
Studio City Co. Ltd., 144A 7.25%, 11/30/21	3,514,000	3,547,207
Wyndham Destinations, Inc. 4.25%, 3/1/22	3,219,000	3,186,788
3.90%, 3/1/23	1,418,000	1,418,532
5.75%, 4/1/27	1,539,000	1,631,413
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 5/30/23, 144A	1,819,000	1,850,814
5.50%, 3/1/25, 144A	7,932,000	7,803,026
5.25%, 5/15/27, 144A	3,976,000	3,861,690

(Cost $106,167,570)		105,187,083

Retail — 3.8%
1011778 BC ULC / New Red Finance, Inc. 4.25%, 5/15/24, 144A	6,874,000	6,894,863

	Principal Amount	Value
Retail (Continued)
5.00%, 10/15/25, 144A	$12,227,000	$12,345,418
3.875%, 1/15/28, 144A	2,942,000	2,929,055
4.375%, 1/15/28, 144A	3,550,000	3,538,817
Asbury Automotive Group, Inc. 4.50%, 3/1/28, 144A	2,500,000	2,511,250
4.75%, 3/1/30, 144A	2,500,000	2,550,000
Beacon Roofing Supply, Inc., 144A 4.875%, 11/1/25	5,958,000	5,760,105
eG Global Finance PLC 6.75%, 2/7/25, 144A	3,514,000	3,442,262
8.50%, 10/30/25, 144A	2,818,000	2,907,570
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/21 (a)	2,199,000	1,897,517
6.75%, 1/15/22	2,075,000	1,748,835
6.75%, 6/15/23 (a)	2,294,000	1,920,273
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	5,542,000	5,457,152
8.75%, 10/1/25, 144A	3,157,000	3,178,152
Group 1 Automotive, Inc. 5.00%, 6/1/22	2,662,000	2,658,691
IRB Holding Corp., 144A 6.75%, 2/15/26	1,738,000	1,729,914
JC Penney Corp., Inc. 5.875%, 7/1/23, 144A	2,273,000	1,885,476
8.625%, 3/15/25, 144A	1,618,000	904,057
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/24, 144A	4,639,000	4,685,228
5.25%, 6/1/26, 144A	4,726,000	4,844,315
4.75%, 6/1/27, 144A	3,409,000	3,493,620
L Brands, Inc. 6.625%, 4/1/21	1,992,000	2,080,046
5.625%, 2/15/22	4,199,000	4,406,347
5.625%, 10/15/23	2,332,000	2,517,592
5.25%, 2/1/28	2,133,000	2,074,289
7.50%, 6/15/29	2,023,000	2,153,180
Michaels Stores, Inc., 144A 8.00%, 7/15/27 (a)	2,282,000	1,906,497
Murphy Oil USA, Inc. 4.75%, 9/15/29	2,229,000	2,341,899
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG 8.00%, 10/25/24, 144A	3,207,000	946,065
8.75%, 10/25/24, 144A	2,062,962	618,889
Penske Automotive Group, Inc. 5.75%, 10/1/22	2,459,000	2,489,720
5.50%, 5/15/26	2,299,000	2,354,981
PetSmart, Inc. 7.125%, 3/15/23, 144A	8,136,000	7,950,499
5.875%, 6/1/25, 144A	5,221,000	5,266,945
8.875%, 6/1/25, 144A	2,984,000	2,976,540
QVC, Inc. 5.125%, 7/2/22	1,610,000	1,710,073
4.375%, 3/15/23	3,743,000	3,877,688
4.85%, 4/1/24	2,851,000	2,993,000
4.45%, 2/15/25	2,896,000	2,971,117

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Retail (Continued)
4.75%, 2/15/27	$2,250,000	$2,222,607
Rite Aid Corp. 6.125%, 4/1/23, 144A	5,277,000	4,848,244
7.50%, 7/1/25, 144A	2,500,000	2,500,000
Staples, Inc. 7.50%, 4/15/26, 144A	8,803,000	8,786,503
10.75%, 4/15/27, 144A (a)	4,281,000	4,105,693
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/24	2,401,000	2,381,816
Yum! Brands, Inc., 144A 4.75%, 1/15/30	3,376,000	3,509,217

(Cost $159,078,250)		157,272,017

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 6.75%, 12/31/25, 144A	6,328,000	6,663,605
5.875%, 12/15/27, 144A	2,682,000	2,807,652

(Cost $9,068,920)		9,471,257

Consumer, Non-cyclical — 21.2%
Agriculture — 0.4%
Darling Ingredients, Inc., 144A 5.25%, 4/15/27	2,216,000	2,331,947
JBS Investments GmbH, 144A 6.25%, 2/5/23	1,581,000	1,591,553
JBS Investments II GmbH 7.00%, 1/15/26, 144A	4,158,000	4,446,233
5.75%, 1/15/28, 144A	3,540,000	3,705,849
Vector Group Ltd. 6.125%, 2/1/25, 144A	3,835,000	3,700,813
10.50%, 11/1/26, 144A	2,384,000	2,369,815

(Cost $18,304,448)		18,146,210

Commercial Services — 4.5%
ADT Security Corp. 6.25%, 10/15/21	4,674,000	4,882,180
3.50%, 7/15/22	4,295,000	4,296,258
4.125%, 6/15/23	3,474,000	3,542,038
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	2,289,000	2,266,087
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 7/15/26, 144A	6,700,000	7,039,181
9.75%, 7/15/27, 144A	4,629,000	4,929,989
APX Group, Inc. 7.875%, 12/1/22 (a)	4,159,000	4,231,755
7.625%, 9/1/23 (a)	1,950,000	1,858,184
6.75%, 2/15/27, 144A	2,500,000	2,428,137
ASGN, Inc., 144A 4.625%, 5/15/28	2,550,000	2,524,806
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 5.75%, 7/15/27	1,884,000	1,888,757
Brink’s Co., 144A 4.625%, 10/15/27	2,738,000	2,812,809

	Principal Amount	Value
Commercial Services (Continued)
Garda World Security Corp., 144A 4.625%, 2/15/27	$2,050,000	$2,029,500
Gartner, Inc., 144A 5.125%, 4/1/25	3,790,000	3,921,456
Herc Holdings, Inc., 144A 5.50%, 7/15/27	5,455,000	5,672,791
Hertz Corp. 6.25%, 10/15/22	2,057,000	2,016,092
5.50%, 10/15/24, 144A	4,167,000	3,997,882
7.125%, 8/1/26, 144A	1,814,000	1,794,182
6.00%, 1/15/28, 144A	4,056,000	3,759,304
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/1/23	5,594,000	5,772,337
Korn Ferry, 144A 4.625%, 12/15/27	1,809,000	1,858,748
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24	6,841,000	6,380,669
Nielsen Co. Luxembourg SARL 5.50%, 10/1/21, 144A	1,212,000	1,216,242
5.00%, 2/1/25, 144A (a)	2,280,000	2,257,177
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	10,455,000	10,439,527
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/24, 144A	3,167,000	3,284,448
5.75%, 4/15/26, 144A	5,636,000	5,813,951
6.25%, 1/15/28, 144A	5,945,000	5,742,870
Refinitiv US Holdings, Inc. 6.25%, 5/15/26, 144A	5,017,000	5,394,780
8.25%, 11/15/26, 144A	7,037,000	7,760,755
Service Corp. International 5.375%, 5/15/24	3,732,000	3,809,756
4.625%, 12/15/27	2,233,000	2,344,254
5.125%, 6/1/29	3,497,000	3,787,601
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	3,448,000	3,562,939
Sotheby’s, 144A 7.375%, 10/15/27 (a)	2,787,000	2,793,968
Team Health Holdings, Inc., 144A 6.375%, 2/1/25 (a)	3,015,000	1,629,351
United Rentals North America, Inc. 5.50%, 7/15/25	3,087,000	3,188,609
4.625%, 10/15/25	3,564,000	3,618,939
5.875%, 9/15/26	6,885,000	7,263,503
6.50%, 12/15/26	2,744,000	2,931,004
5.50%, 5/15/27	4,671,000	4,892,989
3.875%, 11/15/27	3,196,000	3,229,878
4.875%, 1/15/28	7,533,000	7,745,054
5.25%, 1/15/30	3,455,000	3,641,052
4.00%, 7/15/30	3,000,000	2,920,950
Verscend Escrow Corp., 144A 9.75%, 8/15/26	5,227,000	5,697,299
WEX, Inc., 144A 4.75%, 2/1/23	1,476,000	1,485,838

(Cost $187,205,121)		186,355,876

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Cosmetics/Personal Care — 0.3%
Avon Products, Inc. 7.00%, 3/15/23 (a)	$2,121,000	$2,311,915
Coty, Inc., 144A 6.50%, 4/15/26 (a)	2,106,000	2,169,233
Edgewell Personal Care Co. 4.70%, 5/19/21	2,995,000	3,036,930
4.70%, 5/24/22	2,007,000	2,059,931
Revlon Consumer Products Corp. 6.25%, 8/1/24	1,947,000	765,005

(Cost $10,625,855)		10,343,014

Food — 3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 3.50%, 2/15/23, 144A	3,000,000	3,011,250
6.625%, 6/15/24	5,645,000	5,814,293
5.75%, 3/15/25	5,853,000	6,082,233
7.50%, 3/15/26, 144A	2,632,000	2,929,748
4.625%, 1/15/27, 144A	6,150,000	6,061,747
5.875%, 2/15/28, 144A	3,364,000	3,502,429
4.875%, 2/15/30, 144A	4,250,000	4,260,625
B&G Foods, Inc. 5.25%, 4/1/25	4,077,000	4,034,497
5.25%, 9/15/27 (a)	2,321,000	2,300,691
JBS USA LUX SA / JBS USA Finance, Inc. 5.875%, 7/15/24, 144A	2,835,000	2,888,213
5.75%, 6/15/25, 144A	4,403,000	4,520,406
6.75%, 2/15/28, 144A	4,125,000	4,480,369
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 4/15/29, 144A	6,185,000	6,720,312
5.50%, 1/15/30, 144A	5,653,000	5,949,048
Kraft Heinz Foods Co. 3.50%, 6/6/22	5,000,000	5,103,421
3.50%, 7/15/22	2,000,000	2,040,429
4.00%, 6/15/23	4,000,000	4,174,257
3.95%, 7/15/25	8,750,000	9,130,554
3.00%, 6/1/26	8,750,000	8,745,031
4.625%, 1/30/29	4,750,000	5,128,875
3.75%, 4/1/30, 144A	4,500,000	4,589,487
Lamb Weston Holdings, Inc. 4.625%, 11/1/24, 144A	4,009,000	4,177,799
4.875%, 11/1/26, 144A	3,050,000	3,170,170
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	5,094,000	5,204,973
5.875%, 9/30/27, 144A	3,755,000	3,898,253
Post Holdings, Inc. 5.50%, 3/1/25, 144A	4,998,000	5,214,588
5.00%, 8/15/26, 144A	7,912,000	8,082,504
5.75%, 3/1/27, 144A	5,773,000	6,021,051
5.625%, 1/15/28, 144A	4,277,000	4,478,276
5.50%, 12/15/29, 144A	3,158,000	3,282,267
4.625%, 4/15/30, 144A	5,250,000	5,187,472
Sigma Holdco BV, 144A 7.875%, 5/15/26 (a)	2,185,000	2,145,342
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	2,344,000	2,425,067

	Principal Amount	Value
Food (Continued)
US Foods, Inc., 144A 5.875%, 6/15/24	$3,166,000	$3,228,006

(Cost $157,670,610)		157,983,683

Healthcare-Products — 0.8%
Avantor, Inc. 6.00%, 10/1/24, 144A	6,802,000	7,153,425
9.00%, 10/1/25, 144A	8,723,000	9,538,470
Hill-Rom Holdings, Inc., 144A 4.375%, 9/15/27	2,000,000	2,075,895
Hologic, Inc. 4.375%, 10/15/25, 144A	3,457,000	3,527,989
4.625%, 2/1/28, 144A	1,925,000	2,012,294
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 7.25%, 2/1/28	3,075,000	3,028,875
Teleflex, Inc. 4.875%, 6/1/26	1,841,000	1,924,485
4.625%, 11/15/27	1,990,000	2,091,988

(Cost $31,112,320)		31,353,421

Healthcare-Services — 7.6%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	3,118,000	3,147,886
AHP Health Partners, Inc., 144A 9.75%, 7/15/26 (a)	2,023,000	2,210,830
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26, 144A	2,531,000	2,601,482
5.00%, 7/15/27, 144A	1,924,000	2,006,924
Centene Corp. 4.75%, 5/15/22	4,365,000	4,426,023
4.75%, 1/15/25	5,437,000	5,583,609
4.75%, 1/15/25, 144A	2,500,000	2,567,413
5.25%, 4/1/25, 144A	6,641,000	6,848,531
5.375%, 6/1/26, 144A	9,144,000	9,621,317
5.375%, 8/15/26, 144A	3,274,000	3,449,978
4.25%, 12/15/27, 144A	11,433,000	11,783,421
4.625%, 12/15/29, 144A	15,390,000	16,495,772
3.375%, 2/15/30, 144A	7,500,000	7,509,375
Charles River Laboratories International, Inc. 5.50%, 4/1/26, 144A	2,313,000	2,437,318
4.25%, 5/1/28, 144A	2,378,000	2,426,987
CHS/Community Health Systems, Inc. 6.25%, 3/31/23	14,171,000	14,100,145
9.875%, 6/30/23, 144A (a)	8,076,000	7,676,359
8.625%, 1/15/24, 144A	4,853,000	5,056,292
8.125%, 6/30/24, 144A (a)	6,122,000	5,616,874
6.625%, 2/15/25, 144A	4,750,000	4,856,875
8.00%, 3/15/26, 144A	9,584,000	9,915,357
8.00%, 12/15/27, 144A	3,176,000	3,271,280
6.875%, 4/1/28, 144A (a)	7,512,000	4,244,280
DaVita, Inc. 5.125%, 7/15/24	7,759,000	7,872,165
5.00%, 5/1/25	6,082,000	6,184,390
Encompass Health Corp. 5.75%, 11/1/24	3,079,000	3,112,607
4.50%, 2/1/28	1,871,000	1,898,036

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
4.75%, 2/1/30	$2,290,000	$2,368,204
Envision Healthcare Corp., 144A 8.75%, 10/15/26	5,318,000	2,829,987
HCA Healthcare, Inc. 6.25%, 2/15/21	156,000	162,150
HCA, Inc. 5.875%, 5/1/23	4,092,000	4,479,042
5.375%, 2/1/25	11,856,000	13,131,528
5.875%, 2/15/26	6,596,000	7,465,683
5.375%, 9/1/26	4,752,000	5,278,165
5.625%, 9/1/28	6,597,000	7,489,112
5.875%, 2/1/29	4,527,000	5,245,661
3.50%, 9/1/30	11,750,000	11,525,545
LifePoint Health, Inc., 144A 4.375%, 2/15/27	2,000,000	1,979,400
MEDNAX, Inc. 5.25%, 12/1/23, 144A	3,425,000	3,359,360
6.25%, 1/15/27, 144A	4,395,000	4,230,078
Molina Healthcare, Inc. 5.375%, 11/15/22	3,065,000	3,195,263
Quorum Health Corp. 11.625%, 4/15/23 (a)	1,707,000	1,464,461
Radiology Partners, Inc., 144A 9.25%, 2/1/28	3,227,000	3,251,203
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A 9.75%, 12/1/26	6,694,000	7,170,780
Select Medical Corp., 144A 6.25%, 8/15/26	5,600,000	5,981,276
Surgery Center Holdings, Inc., 144A 10.00%, 4/15/27 (a)	1,927,000	2,110,735
Tenet Healthcare Corp. 8.125%, 4/1/22	12,367,000	13,421,039
6.75%, 6/15/23	8,009,000	8,623,170
4.625%, 7/15/24	8,261,000	8,278,389
4.625%, 9/1/24, 144A	2,690,000	2,737,075
5.125%, 5/1/25	6,185,000	6,237,263
7.00%, 8/1/25	2,693,000	2,772,672
4.875%, 1/1/26, 144A	9,046,000	9,226,920
6.25%, 2/1/27, 144A	6,627,000	6,950,066
5.125%, 11/1/27, 144A	6,627,000	6,892,080

(Cost $313,082,009)		314,777,833

Household Products/Wares — 0.2%
Prestige Brands, Inc. 6.375%, 3/1/24, 144A (a)	2,562,000	2,646,328
5.125%, 1/15/28, 144A	1,859,000	1,947,303
Spectrum Brands, Inc. 5.75%, 7/15/25	4,330,000	4,449,032

(Cost $9,066,891)		9,042,663

Pharmaceuticals — 3.6%
Bausch Health Americas, Inc. 9.25%, 4/1/26, 144A	7,239,000	8,101,672
8.50%, 1/31/27, 144A	7,689,000	8,472,125
Bausch Health Cos., Inc. 5.50%, 3/1/23, 144A	1,508,000	1,510,511

	Principal Amount	Value
Pharmaceuticals (Continued)
6.125%, 4/15/25, 144A	$14,059,000	$14,365,275
5.50%, 11/1/25, 144A	8,597,000	8,869,224
9.00%, 12/15/25, 144A	6,885,000	7,683,385
5.75%, 8/15/27, 144A	1,989,000	2,119,478
7.00%, 1/15/28, 144A	3,169,000	3,397,009
5.00%, 1/30/28, 144A	5,317,000	5,270,476
7.25%, 5/30/29, 144A	3,168,000	3,490,661
5.25%, 1/30/30, 144A	5,390,000	5,349,575
Elanco Animal Health, Inc. 4.662%, 8/27/21	2,540,000	2,664,275
5.022%, 8/28/23	3,379,000	3,621,564
5.65%, 8/28/28 (a)	3,109,000	3,565,906
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	6,331,000	4,986,232
6.00%, 2/1/25, 144A	5,165,000	3,991,564
Horizon Therapeutics USA, Inc., 144A 5.50%, 8/1/27	2,736,000	2,843,662
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 8/1/22, 144A	1,700,000	1,296,250
5.625%, 10/15/23, 144A (a)	2,446,000	1,413,580
10.00%, 4/15/25, 144A	452,000	368,380
Par Pharmaceutical, Inc., 144A 7.50%, 4/1/27	6,828,000	7,227,609
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	2,938,000	2,922,575
2.95%, 12/18/22	4,082,000	3,926,802
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	13,253,000	12,363,922
6.00%, 4/15/24 (a)	5,650,000	5,746,530
7.125%, 1/31/25, 144A (a)	4,352,000	4,587,378
3.15%, 10/1/26	15,083,000	13,193,477
6.75%, 3/1/28 (a)	5,568,000	5,919,341

(Cost $143,504,832)		149,268,438

Diversified — 0.0%
Holding Companies-Diversified — 0.0%
Stena AB, 144A 7.00%, 2/1/24 (Cost $2,293,438) (a)	2,350,000	2,356,850

Energy — 10.6%
Coal — 0.1%
Peabody Energy Corp. 6.00%, 3/31/22, 144A (a)	1,686,000	1,444,902
6.375%, 3/31/25, 144A	2,355,000	1,624,950

(Cost $4,043,067)		3,069,852

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	2,577,000	2,625,344
5.00%, 1/31/28, 144A	2,955,000	3,185,933
4.75%, 1/15/30, 144A	3,306,000	3,440,224

(Cost $9,020,219)		9,251,501

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Oil & Gas — 6.3%
Aker BP ASA 6.00%, 7/1/22, 144A	$2,254,000	$2,317,625
5.875%, 3/31/25, 144A	2,252,000	2,366,390
American Energy-Permian Basin LLC, 144A 12.00%, 10/1/24	3,112,000	2,186,180
Antero Resources Corp. 5.375%, 11/1/21	4,154,000	3,481,800
5.125%, 12/1/22	4,225,000	2,627,020
5.625%, 6/1/23 (a)	3,198,000	1,734,915
5.00%, 3/1/25 (a)	2,651,000	1,371,892
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, 4/1/22, 144A	4,077,000	3,484,667
7.00%, 11/1/26, 144A	2,727,000	1,643,965
Baytex Energy Corp. 5.625%, 6/1/24, 144A	1,825,000	1,647,820
8.75%, 4/1/27, 144A	2,200,000	2,095,500
Bruin E&P Partners LLC, 144A 8.875%, 8/1/23	2,727,000	1,453,259
California Resources Corp., 144A 8.00%, 12/15/22 (a)	8,020,000	1,824,550
Callon Petroleum Co. 6.25%, 4/15/23	2,500,000	2,118,775
6.125%, 10/1/24	2,758,000	2,200,057
6.375%, 7/1/26	1,940,000	1,513,874
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A 11.00%, 4/15/25 (a)	2,430,000	2,569,701
Chesapeake Energy Corp., 144A 11.50%, 1/1/25 (a)	11,667,000	6,679,358
Citgo Holding, Inc., 144A 9.25%, 8/1/24	6,227,000	6,476,080
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	1,863,000	1,867,644
CNX Resources Corp. 5.875%, 4/15/22	3,549,000	3,278,566
7.25%, 3/14/27, 144A	2,371,000	1,753,461
Comstock Resources, Inc. 7.50%, 5/15/25, 144A	2,970,000	2,198,142
9.75%, 8/15/26	3,614,000	3,035,299
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	5,431,000	5,240,861
CVR Energy, Inc. 5.25%, 2/15/25, 144A	2,550,000	2,384,250
5.75%, 2/15/28, 144A	1,767,000	1,674,233
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	2,795,000	2,451,914
9.25%, 3/31/22, 144A	1,865,000	1,497,244
7.75%, 2/15/24, 144A	2,377,000	1,332,344
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25 (a)	2,176,000	1,539,520
Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/26, 144A	2,399,000	2,380,582
5.75%, 1/30/28, 144A	4,149,000	4,062,078

	Principal Amount	Value
Oil & Gas (Continued)
EQT Corp. 4.875%, 11/15/21	$3,500,000	$3,438,750
3.00%, 10/1/22	3,298,000	2,757,953
6.125%, 2/1/25	4,397,000	3,354,471
3.90%, 10/1/27	5,500,000	3,547,500
7.00%, 2/1/30	3,250,000	2,437,500
Extraction Oil & Gas, Inc. 7.375%, 5/15/24, 144A	1,767,000	613,299
5.625%, 2/1/26, 144A	3,093,000	1,091,357
Gulfport Energy Corp. 6.00%, 10/15/24	2,787,000	933,645
6.375%, 5/15/25	2,546,000	815,777
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/1/24, 144A	2,209,000	1,751,549
5.75%, 10/1/25, 144A	2,209,000	1,773,639
6.25%, 11/1/28, 144A	2,651,000	1,936,204
Laredo Petroleum, Inc. 9.50%, 1/15/25 (a)	2,450,000	1,767,063
10.125%, 1/15/28 (a)	1,818,000	1,308,733
Matador Resources Co. 5.875%, 9/15/26	4,638,000	4,162,721
MEG Energy Corp. 7.00%, 3/31/24, 144A	2,761,000	2,621,804
6.50%, 1/15/25, 144A	2,272,000	2,239,340
7.125%, 2/1/27, 144A	5,299,000	5,011,635
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26, 144A	3,182,000	1,869,576
10.50%, 5/15/27, 144A	2,093,000	1,413,502
Murphy Oil Corp. 6.875%, 8/15/24	2,293,000	2,291,819
5.75%, 8/15/25	3,304,000	3,214,313
5.875%, 12/1/27	1,800,000	1,759,194
Nabors Industries Ltd. 7.25%, 1/15/26, 144A	2,700,000	2,470,500
7.50%, 1/15/28, 144A	1,818,000	1,681,832
Nabors Industries, Inc. 5.75%, 2/1/25	3,428,000	2,469,583
Noble Holding International Ltd. 7.95%, 4/1/25 (a)	1,926,000	731,081
7.875%, 2/1/26, 144A	3,342,000	2,069,024
Oasis Petroleum, Inc. 6.875%, 3/15/22	3,982,000	3,135,825
6.25%, 5/1/26, 144A (a)	1,767,000	1,091,167
Parkland Fuel Corp. 6.00%, 4/1/26, 144A	2,984,000	3,123,800
5.875%, 7/15/27, 144A	1,772,000	1,823,973
Parsley Energy LLC / Parsley Finance Corp. 5.375%, 1/15/25, 144A	4,222,000	4,232,597
5.25%, 8/15/25, 144A	3,034,000	3,012,504
5.625%, 10/15/27, 144A	1,480,000	1,469,788
4.125%, 2/15/28, 144A	1,640,000	1,541,600
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	3,511,000	3,614,873
6.00%, 2/15/28, 144A	4,202,000	4,159,980
PDC Energy, Inc. 6.125%, 9/15/24	1,369,000	1,283,869
5.75%, 5/15/26	2,916,000	2,602,603

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Puma International Financing SA 5.125%, 10/6/24, 144A	$2,650,000	$2,589,108
5.00%, 1/24/26, 144A	3,432,000	3,212,392
QEP Resources, Inc. 5.375%, 10/1/22	1,487,000	1,360,141
5.25%, 5/1/23	2,871,000	2,530,787
5.625%, 3/1/26 (a)	2,413,000	1,936,493
Range Resources Corp. 5.00%, 8/15/22 (a)	2,135,000	1,756,038
5.00%, 3/15/23 (a)	3,036,000	2,207,749
4.875%, 5/15/25 (a)	3,379,000	2,144,651
9.25%, 2/1/26, 144A	2,400,000	1,632,420
Seven Generations Energy Ltd. 6.75%, 5/1/23, 144A	1,748,000	1,731,613
6.875%, 6/30/23, 144A	2,046,000	2,062,194
5.375%, 9/30/25, 144A	2,910,000	2,669,023
SM Energy Co. 6.125%, 11/15/22	2,159,000	1,938,376
5.00%, 1/15/24	2,376,000	1,858,947
5.625%, 6/1/25	2,273,000	1,773,883
6.75%, 9/15/26 (a)	2,227,000	1,765,671
6.625%, 1/15/27 (a)	2,076,000	1,613,722
Southwestern Energy Co. 6.20%, 1/23/25	3,940,000	2,925,411
7.50%, 4/1/26 (a)	2,809,000	2,141,933
7.75%, 10/1/27 (a)	2,166,000	1,646,214
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	4,677,000	4,676,696
5.50%, 2/15/26	3,785,000	3,852,931
6.00%, 4/15/27	2,351,000	2,415,235
Transocean, Inc. 7.25%, 11/1/25, 144A	3,209,000	2,663,438
7.50%, 1/15/26, 144A	3,409,000	2,718,072
8.00%, 2/1/27, 144A	3,400,000	2,826,250
Valaris PLC 4.875%, 6/1/22	2,869,000	1,872,918
7.75%, 2/1/26 (a)	4,316,000	1,715,502
Whiting Petroleum Corp. 5.75%, 3/15/21	3,402,000	1,963,805
6.25%, 4/1/23	1,620,000	733,050
6.625%, 1/15/26	4,545,000	1,670,401
WPX Energy, Inc. 8.25%, 8/1/23	1,807,000	2,020,072
5.25%, 9/15/24	2,762,000	2,762,994
5.75%, 6/1/26	2,313,000	2,300,331
5.25%, 10/15/27	3,232,000	3,186,590
4.50%, 1/15/30	3,775,000	3,608,711

(Cost $314,989,582)		259,599,271

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875%, 4/1/27, 144A	2,000,000	2,035,985
6.25%, 4/1/28, 144A	2,500,000	2,412,750
KCA Deutag UK Finance PLC 9.875%, 4/1/22, 144A	2,474,000	1,540,837
9.625%, 4/1/23, 144A	1,665,000	982,869

	Principal Amount	Value
Oil & Gas Services (Continued)
SESI LLC 7.125%, 12/15/21, 144A	$2,657,000	$2,185,383
7.75%, 9/15/24	2,209,000	1,072,304
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	3,411,000	3,306,876
6.875%, 9/1/27	3,269,000	3,216,859
Weatherford International Ltd., 144A 11.00%, 12/1/24 (a)	9,346,000	8,961,879

(Cost $29,454,754)		25,715,742

Pipelines — 3.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	2,871,000	2,189,137
5.75%, 3/1/27, 144A	2,705,000	1,846,230
5.75%, 1/15/28, 144A	3,046,000	2,094,201
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	3,870,000	3,544,997
Buckeye Partners LP 4.15%, 7/1/23	2,337,000	2,360,136
4.125%, 3/1/25, 144A	2,130,000	2,135,538
3.95%, 12/1/26 (a)	2,830,000	2,695,575
4.125%, 12/1/27	1,600,000	1,547,520
4.50%, 3/1/28, 144A	2,300,000	2,238,199
Cheniere Energy Partners LP 5.25%, 10/1/25	6,303,000	6,332,482
5.625%, 10/1/26	5,000,000	5,034,370
4.50%, 10/1/29, 144A	6,568,000	6,308,367
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	3,813,000	3,631,063
5.75%, 4/1/25 (a)	1,348,000	1,321,027
5.625%, 5/1/27, 144A	2,841,000	2,634,956
DCP Midstream Operating LP 4.75%, 9/30/21, 144A	2,296,000	2,287,849
3.875%, 3/15/23	2,363,000	2,374,791
5.375%, 7/15/25	3,465,000	3,638,285
5.125%, 5/15/29	2,485,000	2,427,472
EnLink Midstream LLC 5.375%, 6/1/29	2,023,000	1,750,305
EnLink Midstream Partners LP 4.40%, 4/1/24	2,225,000	2,036,365
4.15%, 6/1/25	3,307,000	2,801,972
4.85%, 7/15/26	2,376,000	2,039,968
EQM Midstream Partners LP 4.75%, 7/15/23	4,500,000	4,159,687
4.00%, 8/1/24	2,500,000	2,228,125
4.125%, 12/1/26	2,199,000	1,767,578
5.50%, 7/15/28	3,700,000	3,103,375
Genesis Energy LP / Genesis Energy Finance Corp. 6.00%, 5/15/23	1,859,000	1,771,469
6.50%, 10/1/25	2,494,000	2,106,657
6.25%, 5/15/26	1,847,000	1,547,504
7.75%, 2/1/28	3,159,000	2,720,689

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
Hess Midstream Operations LP 5.625%, 2/15/26, 144A	$3,364,000	$3,363,470
5.125%, 6/15/28, 144A	2,500,000	2,440,625
Holly Energy Partners LP / Holly Energy Finance Corp., 144A 5.00%, 2/1/28	2,250,000	2,268,281
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/1/23	2,195,000	2,035,841
7.50%, 4/15/26	50,000	42,619
NuStar Logistics LP 6.00%, 6/1/26	2,437,000	2,545,139
5.625%, 4/28/27	2,341,000	2,392,619
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/1/23, 144A	1,941,000	1,868,232
5.50%, 9/15/24, 144A	3,439,000	3,198,580
6.00%, 3/1/27, 144A	1,750,000	1,675,625
5.50%, 1/15/28, 144A	3,519,000	3,140,787
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.25%, 5/1/23	2,296,000	2,295,277
4.25%, 11/15/23	2,775,000	2,738,328
6.75%, 3/15/24	2,637,000	2,693,063
5.125%, 2/1/25	2,139,000	2,152,390
5.875%, 4/15/26	4,451,000	4,593,316
5.375%, 2/1/27	2,446,000	2,511,675
6.50%, 7/15/27	3,564,000	3,728,835
5.00%, 1/15/28	2,623,000	2,595,518
6.875%, 1/15/29	3,468,000	3,749,775
5.50%, 3/1/30, 144A	4,545,000	4,503,868

(Cost $148,431,041)		141,209,752

Financial — 8.9%
Banks — 1.0%
CIT Group, Inc. 4.125%, 3/9/21	2,275,000	2,301,891
5.00%, 8/15/22	5,513,000	5,777,696
5.00%, 8/1/23	3,925,000	4,183,402
4.75%, 2/16/24	1,887,000	2,007,296
5.25%, 3/7/25	2,196,000	2,414,689
6.125%, 3/9/28	1,516,000	1,823,517
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	1,864,000	1,799,534
8.25%, 4/15/25, 144A	3,092,000	2,936,441
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	8,686,000	9,128,341
5.71%, 1/15/26, 144A (a)	6,883,000	7,494,581

(Cost $38,816,165)		39,867,388

Diversified Financial Services — 2.7%
Ally Financial, Inc. 5.75%, 11/20/25	4,766,000	5,365,658
Credit Acceptance Corp. 5.125%, 12/31/24, 144A	1,600,000	1,652,000
6.625%, 3/15/26, 144A	2,054,000	2,161,614

	Principal Amount	Value
Diversified Financial Services (Continued)
LPL Holdings, Inc. 5.75%, 9/15/25, 144A	$4,081,000	$4,244,199
4.625%, 11/15/27, 144A	1,900,000	1,928,500
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23, 144A	4,971,000	5,178,713
9.125%, 7/15/26, 144A	3,598,000	3,901,203
6.00%, 1/15/27, 144A	2,287,000	2,327,606
Navient Corp. 5.875%, 3/25/21	2,621,000	2,679,317
6.625%, 7/26/21	2,220,000	2,290,529
Series MTN, 7.25%, 1/25/22	3,563,000	3,756,400
6.50%, 6/15/22	4,418,000	4,616,810
5.50%, 1/25/23	4,545,000	4,658,625
7.25%, 9/25/23 (a)	2,273,000	2,449,135
Series MTN, 6.125%, 3/25/24	3,421,000	3,540,701
5.875%, 10/25/24	2,375,000	2,440,336
6.75%, 6/25/25 (a)	2,083,000	2,202,773
6.75%, 6/15/26	2,316,000	2,447,665
5.00%, 3/15/27	3,177,000	3,080,737
NFP Corp., 144A 6.875%, 7/15/25	2,952,000	2,959,410
Quicken Loans, Inc. 5.75%, 5/1/25, 144A	5,318,000	5,459,805
5.25%, 1/15/28, 144A	4,500,000	4,666,601
Springleaf Finance Corp. 7.75%, 10/1/21	1,554,000	1,658,646
6.125%, 5/15/22	5,289,000	5,588,463
5.625%, 3/15/23	4,016,000	4,149,090
6.125%, 3/15/24	5,909,000	6,241,854
6.875%, 3/15/25	5,690,000	6,273,168
7.125%, 3/15/26	7,304,000	8,121,135
6.625%, 1/15/28	3,320,000	3,649,842
5.375%, 11/15/29	3,215,000	3,289,427

(Cost $112,225,202)		112,979,962

Insurance — 0.6%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 2/15/24, 144A	4,362,000	4,660,470
7.00%, 11/15/25, 144A	3,861,000	3,782,583
10.125%, 8/1/26, 144A	2,102,000	2,275,147
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23	2,394,000	2,422,932
AssuredPartners, Inc., 144A 7.00%, 8/15/25	2,279,000	2,291,557
Genworth Holdings, Inc. 7.625%, 9/24/21	3,245,000	3,339,332
HUB International Ltd., 144A 7.00%, 5/1/26	5,587,000	5,656,698

(Cost $24,086,285)		24,428,719

Real Estate — 0.4%
Howard Hughes Corp., 144A 5.375%, 3/15/25	4,681,000	4,749,764
Kennedy-Wilson, Inc. 5.875%, 4/1/24	5,098,000	5,193,638

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Real Estate (Continued)
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/1/21, 144A	$2,651,000	$2,670,220
4.875%, 6/1/23, 144A (a)	1,955,000	1,948,891
9.375%, 4/1/27, 144A (a)	2,391,000	2,456,812

(Cost $17,037,453)		17,019,325

Real Estate Investment Trusts — 3.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A 5.75%, 5/15/26	4,553,000	4,510,311
CBL & Associates LP 5.25%, 12/1/23	1,988,000	1,008,636
5.95%, 12/15/26	2,761,000	1,130,692
Diversified Healthcare Trust 4.75%, 2/15/28	2,399,000	2,516,180
ESH Hospitality, Inc. 5.25%, 5/1/25, 144A	5,984,000	6,031,363
4.625%, 10/1/27, 144A	2,945,000	2,865,927
Iron Mountain, Inc. 4.375%, 6/1/21, 144A	2,795,000	2,791,562
6.00%, 8/15/23	2,197,000	2,240,028
5.75%, 8/15/24	3,997,000	4,036,930
4.875%, 9/15/27, 144A	4,537,000	4,604,250
5.25%, 3/15/28, 144A	3,633,000	3,767,966
4.875%, 9/15/29, 144A	4,358,000	4,328,987
iStar, Inc. 5.25%, 9/15/22	2,489,000	2,539,557
4.75%, 10/1/24	3,749,000	3,834,683
4.25%, 8/1/25	2,200,000	2,177,560
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 3/15/22, 144A	2,098,000	2,145,190
5.25%, 10/1/25, 144A	1,687,000	1,715,114
4.25%, 2/1/27, 144A	3,400,000	3,234,250
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	4,804,000	5,210,346
4.50%, 9/1/26	2,772,000	2,875,458
5.75%, 2/1/27	2,370,000	2,598,112
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/1/24	2,279,000	2,353,067
5.25%, 8/1/26	1,660,000	1,734,405
5.00%, 10/15/27	6,685,000	6,992,744
4.625%, 8/1/29	3,825,000	4,032,984
Ryman Hospitality Properties, Inc., 144A 4.75%, 10/15/27	3,278,000	3,316,910
SBA Communications Corp. 4.00%, 10/1/22	3,399,000	3,444,931
4.875%, 9/1/24	5,854,000	6,028,420
3.875%, 2/15/27, 144A	4,250,000	4,344,563
Starwood Property Trust, Inc. 5.00%, 12/15/21	2,071,000	2,052,402
4.75%, 3/15/25	2,471,000	2,527,623

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.125%, 12/15/24, 144A	$2,794,000	$2,535,527
7.875%, 2/15/25, 144A	9,500,000	9,816,350
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A (a)	2,614,000	2,561,720
8.25%, 10/15/23 (a)	4,998,000	4,660,635
VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/25, 144A	3,500,000	3,511,988
4.25%, 12/1/26, 144A	5,740,000	5,808,507
3.75%, 2/15/27, 144A	3,000,000	2,983,125
4.625%, 12/1/29, 144A	4,565,000	4,721,808
4.125%, 8/15/30, 144A	4,000,000	4,012,500
Washington Prime Group LP 6.45%, 8/15/24 (a)	3,057,000	2,524,578

(Cost $148,479,887)		146,127,889

Venture Capital — 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 2/1/22	5,323,000	5,423,605
6.75%, 2/1/24	2,548,000	2,644,607
4.75%, 9/15/24, 144A	5,088,000	5,196,120
6.375%, 12/15/25	3,297,000	3,411,027
6.25%, 5/15/26	4,998,000	5,132,866
5.25%, 5/15/27, 144A	5,150,000	5,175,750

(Cost $27,039,386)		26,983,975

Industrial — 8.6%
Aerospace/Defense — 2.8%
Arconic, Inc. 5.40%, 4/15/21	6,230,000	6,301,770
5.87%, 2/23/22	2,240,000	2,358,294
5.125%, 10/1/24	5,381,000	5,777,553
Bombardier, Inc. 8.75%, 12/1/21, 144A	4,896,000	5,193,530
5.75%, 3/15/22, 144A	2,425,000	2,477,817
6.00%, 10/15/22, 144A	4,999,000	4,911,518
6.125%, 1/15/23, 144A	5,577,000	5,600,897
7.50%, 12/1/24, 144A	4,263,000	4,303,861
7.50%, 3/15/25, 144A	6,377,000	6,313,230
7.875%, 4/15/27, 144A	8,875,000	8,830,847
Signature Aviation US Holdings, Inc. 5.375%, 5/1/26, 144A	2,250,000	2,301,024
4.00%, 3/1/28, 144A	2,714,000	2,684,824
Spirit AeroSystems, Inc. 4.60%, 6/15/28 (a)	3,050,000	3,031,843
SSL Robotics LLC, 144A 9.75%, 12/31/23	4,550,000	4,847,115
TransDigm, Inc. 6.50%, 7/15/24	4,999,000	5,121,900
6.50%, 5/15/25	3,465,000	3,583,798
6.25%, 3/15/26, 144A	17,022,000	18,053,976
6.375%, 6/15/26	4,515,000	4,647,741
7.50%, 3/15/27	2,614,000	2,759,469

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Aerospace/Defense (Continued)
5.50%, 11/15/27, 144A	$11,796,000	$11,803,078
Triumph Group, Inc. 6.25%, 9/15/24, 144A	2,507,000	2,609,373
7.75%, 8/15/25	2,254,000	2,238,030

(Cost $116,414,086)		115,751,488

Building Materials — 0.8%
Builders FirstSource, Inc. 6.75%, 6/1/27, 144A	2,192,000	2,368,122
5.00%, 3/1/30, 144A	2,280,000	2,285,369
Cornerstone Building Brands, Inc., 144A 8.00%, 4/15/26 (a)	2,705,000	2,683,969
Griffon Corp., 144A 5.75%, 3/1/28	4,000,000	4,008,980
JELD-WEN, Inc. 4.625%, 12/15/25, 144A	1,613,000	1,629,799
4.875%, 12/15/27, 144A	1,684,000	1,746,565
Standard Industries, Inc. 5.00%, 2/15/27, 144A	2,382,000	2,450,905
4.75%, 1/15/28, 144A	4,045,000	4,165,632
Standard Industries, Inc. 5.375%, 11/15/24, 144A	5,119,000	5,196,246
6.00%, 10/15/25, 144A	5,000,000	5,237,450
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	2,798,000	2,822,482

(Cost $34,409,541)		34,595,519

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. 5.50%, 6/15/25, 144A (a)	2,808,000	2,855,413
6.375%, 7/15/26, 144A	1,890,000	1,963,994
7.75%, 1/15/27, 144A	2,833,000	3,079,046

(Cost $7,819,324)		7,898,453

Electronics — 0.2%
Sensata Technologies BV 4.875%, 10/15/23, 144A	1,849,000	1,955,299
5.625%, 11/1/24, 144A	2,376,000	2,567,660
5.00%, 10/1/25, 144A	2,725,000	2,874,017

(Cost $7,334,989)		7,396,976

Engineering & Construction — 0.4%
AECOM 5.875%, 10/15/24	3,528,000	3,879,336
5.125%, 3/15/27	4,355,000	4,512,292
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	4,345,000	4,220,038
MasTec, Inc. 4.875%, 3/15/23	1,828,000	1,834,736

(Cost $14,317,296)		14,446,402

Environmental Control — 0.6%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	1,815,000	1,898,063
Clean Harbors, Inc., 144A 4.875%, 7/15/27	2,617,000	2,738,821

	Principal Amount	Value
Environmental Control (Continued)
Covanta Holding Corp. 5.875%, 3/1/24	$1,909,000	$1,936,041
5.875%, 7/1/25	1,814,000	1,864,638
6.00%, 1/1/27	1,903,000	1,965,509
GFL Environmental, Inc. 5.375%, 3/1/23, 144A	1,968,000	2,024,580
7.00%, 6/1/26, 144A	3,062,000	3,227,647
5.125%, 12/15/26, 144A	2,250,000	2,334,375
8.50%, 5/1/27, 144A	2,409,000	2,613,163
Stericycle, Inc., 144A 5.375%, 7/15/24	2,301,000	2,424,103

(Cost $22,886,808)		23,026,940

Hand/Machine Tools — 0.1%
Colfax Corp. 6.00%, 2/15/24, 144A	3,170,000	3,292,505
6.375%, 2/15/26, 144A	1,601,000	1,699,061

(Cost $4,982,005)		4,991,566

Machinery-Construction & Mining — 0.1%
Vertiv Group Corp., 144A 9.25%, 10/15/24 (Cost $2,771,222)	2,736,000	2,925,824

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/1/24	2,637,000	2,794,126
Welbilt, Inc. 9.50%, 2/15/24	1,917,000	2,029,221

(Cost $4,793,544)		4,823,347

Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	2,984,000	2,981,055
6.00%, 2/15/25, 144A	7,727,000	8,074,715
4.125%, 8/15/26, 144A	1,928,000	1,924,387
5.25%, 8/15/27, 144A (a)	3,470,000	3,532,980
Ball Corp. 5.00%, 3/15/22	2,774,000	2,896,833
4.00%, 11/15/23	4,045,000	4,166,512
5.25%, 7/1/25	4,650,000	5,079,125
4.875%, 3/15/26	3,709,000	4,086,762
Berry Global, Inc. 5.50%, 5/15/22	3,073,000	3,096,026
5.125%, 7/15/23	2,957,000	2,965,812
4.50%, 2/15/26, 144A	2,731,000	2,695,087
4.875%, 7/15/26, 144A	5,207,000	5,306,318
5.625%, 7/15/27, 144A	1,738,000	1,811,821
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	4,516,000	4,590,469
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	2,970,000	2,918,055
7.875%, 7/15/26, 144A	1,977,000	2,011,247
Graphic Packaging International LLC 4.75%, 4/15/21	2,049,000	2,085,616
LABL Escrow Issuer LLC 6.75%, 7/15/26, 144A	3,210,000	3,369,132

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
10.50%, 7/15/27, 144A	$3,159,000	$3,276,902
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24, 144A	6,538,000	6,527,801
7.25%, 4/15/25, 144A	5,964,000	5,795,099
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	2,115,000	2,182,215
5.875%, 8/15/23, 144A (a)	3,057,000	3,239,518
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125%, 7/15/23, 144A	7,292,000	7,380,124
7.00%, 7/15/24, 144A	3,654,000	3,695,126
Sealed Air Corp. 4.875%, 12/1/22, 144A	2,016,000	2,097,269
5.25%, 4/1/23, 144A (a)	1,273,000	1,345,135
5.125%, 12/1/24, 144A	2,019,000	2,170,425
5.50%, 9/15/25, 144A	1,750,000	1,908,226
4.00%, 12/1/27, 144A	1,916,000	1,911,210
Silgan Holdings, Inc., 144A 4.125%, 2/1/28	2,434,000
		2,455,297
Trivium Packaging Finance BV 5.50%, 8/15/26, 144A	4,408,000	4,576,059
8.50%, 8/15/27, 144A	3,090,000	3,274,689

(Cost $115,582,252)		115,427,047

Transportation — 0.4%
Cargo Aircraft Management, Inc., 144A 4.75%, 2/1/28	2,300,000	2,285,625
Hornbeck Offshore Services, Inc. 5.00%, 3/1/21 (a)	1,231,000	444,699
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23 (a)	1,647,000	1,627,096
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	5,022,000	5,027,926
6.125%, 9/1/23, 144A	3,285,000	3,366,418
6.75%, 8/15/24, 144A	4,411,000	4,662,802

(Cost $18,012,379)		17,414,566

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/22, 144A	3,325,000	3,337,635
6.50%, 10/1/25, 144A	2,184,000	2,294,106

(Cost $5,642,540)		5,631,741

Technology — 4.8%
Computers — 1.5%
Banff Merger Sub, Inc., 144A 9.75%, 9/1/26	6,516,000	6,564,707
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	5,633,000	5,673,558
7.125%, 6/15/24, 144A	7,265,000	7,610,087
Dell, Inc. 4.625%, 4/1/21 (a)	2,778,000	2,814,531
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	1,767,000	1,595,451

	Principal Amount	Value
Computers (Continued)
EMC Corp. 3.375%, 6/1/23	$4,024,000	$4,043,074
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23 (a)	4,145,000	1,398,937
NCR Corp. 5.00%, 7/15/22	2,609,000	2,625,306
6.375%, 12/15/23	3,347,000	3,418,810
5.75%, 9/1/27, 144A	2,376,000	2,506,258
6.125%, 9/1/29, 144A	1,847,000	2,007,966
Presidio Holdings, Inc. 4.875%, 2/1/27, 144A	1,800,000	1,803,375
8.25%, 2/1/28, 144A	1,925,000	1,989,969
Vericast Corp. 9.25%, 3/1/21, 144A	3,219,000	3,227,048
8.375%, 8/15/22, 144A	3,473,000	2,892,356
Western Digital Corp. 4.75%, 2/15/26	10,296,000	10,649,925

(Cost $62,954,231)		60,821,358

Office/Business Equipment — 0.5%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	2,216,000	2,442,220
5.00%, 9/1/25	3,163,000	3,288,207
4.25%, 4/1/28	2,834,000	2,877,559
Pitney Bowes, Inc. 4.625%, 5/15/22	1,723,000	1,762,305
5.20%, 4/1/23	1,753,000	1,758,110
4.625%, 3/15/24 (a)	1,640,000	1,549,120
Xerox Corp. 4.50%, 5/15/21	4,610,000	4,699,526
4.125%, 3/15/23	4,451,000	4,549,768

(Cost $22,696,731)		22,926,815

Semiconductors — 0.2%
Qorvo, Inc. 5.50%, 7/15/26	3,570,000	3,694,500
4.375%, 10/15/29, 144A	2,600,000	2,705,625

(Cost $6,443,564)		6,400,125

Software — 2.6%
Camelot Finance SA, 144A 4.50%, 11/1/26	3,327,000	3,349,537
CDK Global, Inc. 5.00%, 10/15/24	1,311,000	1,424,651
5.875%, 6/15/26	2,078,000	2,178,056
4.875%, 6/1/27	3,677,000	3,795,850
5.25%, 5/15/29, 144A	2,251,000	2,402,942
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/1/25	4,744,000	4,809,182
Dun & Bradstreet Corp. 6.875%, 8/15/26, 144A	3,045,000	3,257,008
10.25%, 2/15/27, 144A	3,319,000	3,731,718
Infor US, Inc. 6.50%, 5/15/22	7,848,000	7,873,270
IQVIA, Inc. 5.00%, 10/15/26, 144A	4,267,000	4,411,769

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

	Principal Amount	Value
Software (Continued)
5.00%, 5/15/27, 144A	$5,030,000	$5,211,445
MSCI, Inc. 5.75%, 8/15/25, 144A	4,016,000	4,166,560
4.75%, 8/1/26, 144A	2,282,000	2,375,066
5.375%, 5/15/27, 144A	2,271,000	2,435,244
4.00%, 11/15/29, 144A	4,448,000	4,617,691
Nuance Communications, Inc. 5.625%, 12/15/26	2,341,000	2,475,192
Open Text Corp. 5.625%, 1/15/23, 144A	3,551,000	3,597,696
5.875%, 6/1/26, 144A	4,039,000	4,283,965
3.875%, 2/15/28, 144A	3,500,000	3,463,862
PTC, Inc. 6.00%, 5/15/24	2,235,000	2,306,710
3.625%, 2/15/25, 144A	2,000,000	2,010,000
4.00%, 2/15/28, 144A	2,000,000	2,000,000
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	5,205,000	4,996,800
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	10,015,000	10,609,240
SS&C Technologies, Inc., 144A 5.50%, 9/30/27	9,004,000	9,445,871
TIBCO Software, Inc., 144A 11.375%, 12/1/21	2,952,000	3,039,158
Veritas US, Inc. / Veritas Bermuda Ltd. 7.50%, 2/1/23, 144A	1,987,000	1,893,442
10.50%, 2/1/24, 144A (a)	3,428,000	2,940,933

(Cost $109,002,350)		109,102,858

Utilities — 2.8%
Electric — 2.5%
AES Corp. 4.00%, 3/15/21	2,268,000	2,275,416
4.50%, 3/15/23	1,805,000	1,799,775
4.875%, 5/15/23	3,051,000	3,029,201
5.50%, 4/15/25	1,332,000	1,365,846
6.00%, 5/15/26	2,627,000	2,707,912
5.125%, 9/1/27	2,286,000	2,378,926
Calpine Corp. 5.50%, 2/1/24	2,496,000	2,458,585
5.75%, 1/15/25	4,942,000	4,969,181
5.25%, 6/1/26, 144A	4,944,000	4,912,865
4.50%, 2/15/28, 144A	5,522,000	5,303,605
5.125%, 3/15/28, 144A	6,364,000	5,998,070
Clearway Energy Operating LLC 5.75%, 10/15/25	3,129,000	3,239,814
4.75%, 3/15/28, 144A	2,400,000	2,460,000
Drax Finco PLC, 144A 6.625%, 11/1/25	2,070,000	2,165,499
InterGen NV, 144A 7.00%, 6/30/23	1,804,000	1,776,940
NextEra Energy Operating Partners LP 4.25%, 7/15/24, 144A	3,159,000	3,224,028
4.25%, 9/15/24, 144A	2,662,000	2,685,386
3.875%, 10/15/26, 144A	1,894,000	1,920,277
4.50%, 9/15/27, 144A	2,533,000	2,647,840

	Principal Amount	Value
Electric (Continued)
NRG Energy, Inc. 7.25%, 5/15/26	$4,045,000	$4,295,386
6.625%, 1/15/27	4,790,000	5,003,011
5.75%, 1/15/28	3,899,000	4,057,494
5.25%, 6/15/29, 144A	3,441,000	3,582,907
Talen Energy Supply LLC 6.50%, 6/1/25	2,293,000	1,651,912
10.50%, 1/15/26, 144A	2,844,000	2,537,765
7.25%, 5/15/27, 144A	3,173,000	3,198,860
6.625%, 1/15/28, 144A	2,136,000	2,050,661
TransAlta Corp. 4.50%, 11/15/22	1,200,000	1,245,000
Vistra Energy Corp. 5.875%, 6/1/23	2,706,000	2,738,093
Vistra Operations Co. LLC 5.50%, 9/1/26, 144A	4,452,000	4,514,005
5.625%, 2/15/27, 144A	6,012,000	6,173,422
5.00%, 7/31/27, 144A	5,409,000	5,473,097

(Cost $105,667,157)		103,840,779

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	2,942,000	3,066,123
5.50%, 5/20/25	3,182,000	3,245,672
5.875%, 8/20/26	3,171,000	3,295,842
5.75%, 5/20/27	2,240,000	2,345,330

(Cost $12,119,208)		11,952,967

TOTAL CORPORATE BONDS (Cost $4,179,229,058)		4,095,267,039

	Number of Shares
SECURITIES LENDING COLLATERAL — 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c) (Cost $168,851,560)	168,851,560	168,851,560

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b) (Cost $55,974,961)	55,974,961	55,974,961

TOTAL INVESTMENTS — 104.4% (Cost $4,404,055,579)		$4,320,093,560
Other assets and liabilities, net — (4.4%)		(183,898,071)

NET ASSETS — 100.0%		$4,136,195,489

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 29, 2020 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c)
161,595,001	7,256,559(d	)	—	—	—	985,824	—	168,851,560	168,851,560

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b)
36,745,383	420,066,104		(400,836,526)	—	—	206,943	—	55,974,961	55,974,961

198,340,384	427,322,663		(400,836,526)	—	—	1,192,767	—	224,826,521	224,826,521

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $179,602,016, which is 4.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $21,059,966.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$4,095,267,039	$—	$4,095,267,039
Short-Term Investments (e)	224,826,521	—	—	224,826,521

TOTAL	$224,826,521	$4,095,267,039	$—	$4,320,093,560

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$142,265,196	$153,897,324	$21,363,509	$4,095,267,039
Investment in DWS Government Money Market Series	2,252,807	2,931,710	896,018	55,974,961
Investment in DWS Government & Agency Securities Portfolio*	8,211,443	467,677	1,184,897	168,851,560
Cash	—	875	—	10,525
Receivables:
Investment securities sold	8,245,498	8,828,868	980,921	339,627,560
Interest	2,598,200	2,141,817	354,287	66,333,816
Securities lending income	8,328	74	1,173	152,331

Total assets	$163,581,472	$168,268,345	$24,780,805	$4,726,217,792

Liabilities
Payable upon return of securities loaned	8,211,443	467,677	1,184,897	168,851,560
Payables:
Investment securities purchased	8,739,177	13,310,312	2,050,857	232,578,924
Capital shares	—	—	—	188,056,565
Investment advisory fees	23,885	24,690	3,440	535,254

Total liabilities	16,974,505	13,802,679	3,239,194	590,022,303

Net Assets, at value	$146,606,967	$154,465,666	$21,541,611	$4,136,195,489

Net Assets Consist of
Paid-in capital	$154,396,955	$154,634,100	$22,608,480	$4,208,946,209
Distributable earnings (loss)	(7,789,988)	(168,434)	(1,066,869)	(72,750,720)

Net Assets, at value	$146,606,967	$154,465,666	$21,541,611	$4,136,195,489

Number of Common Shares outstanding	3,100,001	3,100,001	450,001	84,150,001

Net Asset Value	$47.29	$49.83	$47.87	$49.15

Investment in non-affiliated securities at cost	$147,815,539	$152,693,116	$21,798,100	$4,179,229,058

Value of securities loaned	$9,595,144	$851,385	$1,297,064	$179,602,016

Investment in DWS Government Money Market Series at cost	$2,252,807	$2,931,710	$896,018	$55,974,961

Investment in DWS Government & Agency Securities Portfolio at cost*	$8,211,443	$467,677	$1,184,897	$168,851,560

Non-cash collateral for securities on loan	$1,952,305	$424,698	$184,616	$21,059,966

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$5,055,470	$3,011,261	$579,192	$108,124,816
Income distributions from affiliated funds	7,638	11,169	4,634	206,943
Affiliated securities lending income	69,671	1,388	7,682	985,824

Total investment income	5,132,779	3,023,818	591,508	109,317,583

Expenses
Investment advisory fees	261,859	190,204	21,840	3,947,078
Other expenses	400	1,143	171	6,143

Total expenses	262,259	191,347	22,011	3,953,221

Less fees waived (see note 3):
Waiver	(112,652)	(38,680)	(250)	(998,198)

Net expenses	149,607	152,667	21,761	2,955,023

Net investment income (loss)	4,983,172	2,871,151	569,747	106,362,560

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(561,694)	572,456	(118,356)	(16,236,956)
In-kind redemptions	—	—	—	34,687,542
Foreign currency transactions	(21,119)	255	—	—

Net realized gain (loss)	(582,813)	572,711	(118,356)	18,450,586
Net change in unrealized appreciation (depreciation) on:
Investments	(3,372,842)	(2,423,824)	(388,842)	(107,698,183)

Net change in unrealized appreciation (depreciation)	(3,372,842)	(2,423,824)	(388,842)	(107,698,183)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3,955,655)	(1,851,113)	(507,198)	(89,247,597)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,027,517	$1,020,038	$62,549	$17,114,963

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,983,172	$10,122,442	$2,871,151	$6,561,539
Net realized gain (loss)	(582,813)	(2,102,427)	572,711	(873,902)
Net change in net unrealized appreciation (depreciation)	(3,372,842)	422,918	(2,423,824)	5,099,880

Net increase (decrease) in net assets resulting from operations	1,027,517	8,442,933	1,020,038	10,787,517

Distributions to Shareholders	(5,119,930)	(10,069,325)	(3,432,827)	(6,517,014)

Fund Shares Transactions
Proceeds from shares sold	—	4,812,681	12,599,578	7,295,389
Value of shares redeemed	—	—	—	(4,928,829)

Net increase (decrease) in net assets resulting from fund share transactions	—	4,812,681	12,599,578	2,366,560

Total net increase (decrease) in Net Assets	(4,092,413)	3,186,289	10,186,789	6,637,063

Net Assets
Beginning of period	150,699,380	147,513,091	144,278,877	137,641,814

End of period	$146,606,967	$150,699,380	$154,465,666	$144,278,877

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,100,001	3,000,001	2,850,001	2,800,001
Shares sold	—	100,000	250,000	150,000
Shares redeemed	—	—	—	(100,000)

Shares outstanding, end of period	3,100,001	3,100,001	3,100,001	2,850,001

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Short Duration High Yield Bond ETF		Xtrackers USD High Yield Corporate Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$569,747	$1,944,205	$106,362,560	$147,169,295
Net realized gain (loss)	(118,356)	(839,403)	18,450,586	(6,584,462)
Net change in net unrealized appreciation (depreciation)	(388,842)	177,009	(107,698,183)	34,976,324

Net increase (decrease) in net assets resulting from operations	62,549	1,281,811	17,114,963	175,561,157

Distributions to Shareholders	(630,510)	(2,014,987)	(107,857,605)	(141,405,511)

Fund Shares Transactions
Proceeds from shares sold	—	12,264,827	2,086,396,303	2,772,020,595
Value of shares redeemed	—	(29,177,886)	(921,309,585)	(1,539,942,869)

Net increase (decrease) in net assets resulting from fund share transactions	—	(16,913,059)	1,165,086,718	1,232,077,726

Total net increase (decrease) in Net Assets	(567,961)	(17,646,235)	1,074,344,076	1,266,233,372

Net Assets
Beginning of period	22,109,572	39,755,807	3,061,851,413	1,795,618,041

End of period	$21,541,611	$22,109,572	$4,136,195,489	$3,061,851,413

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	800,001	60,950,001	36,000,001
Shares sold	—	250,000	41,600,000	56,450,000
Shares redeemed	—	(600,000)	(18,400,000)	(31,500,000)

Shares outstanding, end of period	450,001	450,001	84,150,001	60,950,001

See Notes to Financial Statements.	57

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Year Ended 8/31/2019	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$48.61		$49.17	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.61	(c)	3.32	2.07
Net realized and unrealized gain (loss)	(1.28	)(c)	(0.58)	(1.11)

Total from investment operations	0.33		2.74	0.96

Less distributions from:
Net investment income	(1.65)		(3.30)	(1.79)

Total distributions	(1.65)		(3.30)	(1.79)

Net Asset Value, end of period	$47.29		$48.61	$49.17

Total Return (%)	0.66	**(d)	5.90 (d)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	147		151	148
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.20	*	0.31	0.35	*
Ratio of net investment income (loss) (%)	6.68	*(c)	6.91	6.71	*
Portfolio turnover rate (%)(e)	36	**	51	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Year Ended 8/31/2019	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$50.62		$49.16	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.95	(c)	2.29	1.37
Net realized and unrealized gain (loss)	(0.59	)(c)	1.44	(1.05)

Total from investment operations	0.36		3.73	0.32

Less distributions from:
Net investment income	(1.15)		(2.27)	(1.16)

Total distributions	(1.15)		(2.27)	(1.16)

Net Asset Value, end of period	$49.83		$50.62	$49.16

Total Return (%)	0.70	**(d)	7.84 (d)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	154		144	138
Ratio of expenses before fee waiver (%)	0.25	*	0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.20	*	0.24	0.25	*
Ratio of net investment income (loss) (%)	3.97	*(c)	4.66	4.44	*
Portfolio turnover rate (%)(e)	41	**	55	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the period ended February 29, 2020 was a decrease to net investment income per share by $0.03 and $0.18, increase net realized and unrealized gain (loss) to investments per share by $0.03 and $0.18, and decrease the ratio of net investment income to average net assets of 0.09% and 0.51%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for periods prior to February 29, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	58

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Year Ended 8/31/2019	Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$49.13		$49.69	$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	1.27	(d)	2.83	1.76
Net realized and unrealized gain (loss)	(1.13	)(d)	(0.54)	(0.59)

Total from investment operations	0.14		2.29	1.17

Less distributions from:
Net investment income	(1.40)		(2.85)	(1.48)

Total distributions	(1.40)		(2.85)	(1.48)

Net Asset Value, end of period	$47.87		$49.13	$49.69

Total Return (%)	0.28	**(e)	4.79 (e)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	22		22	40
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	*
Ratio of net investment income (loss) (%)	5.37	*(d)	5.78	5.56	*
Portfolio turnover rate (%)(f)	34	**	45	37	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2017(b)
			2019	2018
Net Asset Value, beginning of period	$50.24		$49.88	$51.21	$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	1.34	(d)	2.98	2.89	2.07
Net realized and unrealized gain (loss)	(1.01	)(d)	0.30	(1.53)	1.11

Total from investment operations	0.33		3.28	1.36	3.18

Less distributions from:
Net investment income	(1.42)		(2.92)	(2.69)	(1.97)

Total distributions	(1.42)		(2.92)	(2.69)	(1.97)

Net Asset Value, end of period	$49.15		$50.24	$49.88	$51.21

Total Return (%)	0.65	**(e)	6.87 (e)	2.76 (e)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4,136		3,062	1,796	220
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.25	*
Ratio of expenses after fee waiver (%)	0.15	*	0.17	0.20	0.25	*
Ratio of net investment income (loss) (%)	5.45	*(d)	6.06	5.86	5.57	*
Portfolio turnover rate (%)(f)	24	**	29	32	36	**

(a)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(b)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
(c)	Based on average shares outstanding during the period.
(d)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the period ended February 29, 2020 was a decrease to net investment income per share by $0.10 and $0.09, increase net realized and unrealized gain (loss) to investments per share by $0.10 and $0.09, and decrease the ratio of net investment income to average net assets of 0.28% and 0.28%, for Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF respectively. Per share data and ratios for periods prior to February 29, 2020 have not been restated to reflect this change in presentation.

(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	59

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 29, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers USD High Yield Corporate Bond ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

60

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Notes to Financial Statements (Unaudited) (Continued)

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV, of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

61

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 29, 2020, the Funds did not incur any interest or penalties.

At August 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$630,551	$1,631,378	$2,261,929
Xtrackers Low Beta High Yield Bond ETF	1,742,449	210,138	1,952,587
Xtrackers Short Duration High Yield Bond ETF	385,880	169,996	555,876
Xtrackers USD High Yield Corporate Bond ETF	6,496,810	8,743,651	15,240,461

62

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

As of August 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$161,344,832	$(2,268,529)	$4,437,044	$(6,705,573)
Xtrackers Low Beta High Yield Bond ETF	142,948,829	3,621,780	3,864,215	(242,435)
Xtrackers Short Duration High Yield Bond ETF	24,248,227	(50,345)	396,070	(446,415)
Xtrackers USD High Yield Corporate Bond ETF	3,215,031,594	18,989,522	82,163,091	(63,173,569)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 29, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 29, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of February 29, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash

63

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 29, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$8,211,443	$—	$166,894	$1,785,411	$10,163,748

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$10,163,748

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$467,677	$—	$45,091	$379,607	$892,375

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$892,375

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$1,184,897	$—	$19,601	$165,015	$1,369,513

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,369,513

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$168,851,560	$—	$2,136,304	$18,923,662	$189,911,526

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$189,911,526

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

64

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 19, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. For the period ended February 29, 2020, the Advisor waived $112,225 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 19, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. For the period ended February 29, 2020, the Advisor waived $38,041 of expenses to the Fund.

The Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until December 19, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets. For the period ended February 29, 2020, the Advisor waived $986,770 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 29, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$427
Xtrackers Low Beta High Yield Bond ETF	639
Xtrackers Short Duration High Yield Bond ETF	250
Xtrackers USD High Yield Corporate Bond ETF	11,428

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

65

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Investment Portfolio Transactions

For the period ended February 29, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$52,859,831	$53,634,927
Xtrackers Low Beta High Yield Bond ETF	61,611,745	61,185,720
Xtrackers Short Duration High Yield Bond ETF	7,103,026	7,161,048
Xtrackers USD High Yield Corporate Bond ETF	918,174,854	936,605,847

For the period ended February 29, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Low Beta High Yield Bond ETF	$12,766,880	$—
Xtrackers USD High Yield Corporate Bond ETF	2,085,019,154	908,328,117

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the period ended February 29, 2020, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$10,066,176	$31,932,602	$1,213,829
Xtrackers Low Beta High Yield Bond ETF	31,932,602	10,066,176	(114,586)

5. Fund Share Transactions

As of February 29, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at February 29, 2020.

Pro-rata Share
Xtrackers USD High Yield Corporate Bond ETF	$5,250,000

8. Subsequent Event

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

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DBX ETF Trust

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on calculations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Adviser”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Adviser and by Broadridge. The Board took note of the detailed information provided by the Adviser throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and

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Board Considerations in Approval of Investment Advisory Contract (Unaudited) (Continued)

concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. With respect to each Fund except HYLB, investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Each Fund except HYLB, are currently non-diversified and can take larger positions in fewer issues, increasing their potential risk. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL, and HYLB are not sponsored, endorsed, issued, sold or promoted in any other manner by Solactive AG (the “Licensor”) nor does the trademark or the Index Price at any time or in any other respect.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-050032-4 (4/20) DBX004296 (4/21)

February 29, 2020

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers S&P 500 ESG ETF (SNPE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our five equity ETFs tracking the environmental, social, and governance (ESG) market for the period ended February 29, 2020.

Global economic growth remained subdued during the reporting period, owing to trade policy uncertainty, geopolitical tensions and negative surprises to economic activity in a few emerging-market economies. However, positive news on U.S.-China signing a phase-one deal to reduce trade frictions and reduced uncertainty regarding a no-deal Brexit1 boosted sentiment. In the U.S., the economy grew at a steady pace, despite increased policy and business uncertainty amid the upcoming presidential election. Meanwhile, across the Eurozone, prolonged weakness in the industrial sector and weak external demand continued to weigh on the economy. As climate change attracted more attention in the face of extreme and volatile weather conditions, ESG investing gained even more prominence as investors look for sustainable investment opportunities.

ESG investing has become more prominent in the past year as investors move from purely exclusionary to integrated ESG strategies. After the World Economic Forum held in Davos, Switzerland, climate change became a major area of focus from a risk perspective, as it was by far the most discussed and actionable theme in 2019. As governments around the world introduce more climate-related regulations, it could become standard practice for companies and investors to commit to net zero emissions. Climate change also presented significant investment opportunities across sectors, as evidenced by the fact that estimated net flow into sustainable funds available to U.S. investors more than tripled in 2019. Disclosures on ESG factors are becoming more reliable after reporting standards such as the Sustainability Accounting Standards Board and the Task Force on Climate-Related Financial Disclosures were set up. According to research published by Deloitte, more than 80% of mainstream investors now rely on ESG disclosures to make decisions.

The U.S. economy grew moderately, supported by a decrease in import expense, and strong consumer confidence. Business investments moderated during the reporting period, while the Purchasing Managers Index (PMI) and exports remained weak. A further spreading of the coronavirus could affect the already struggling manufacturing sector through supply-chain disruptions, especially industries that rely heavily on China for parts and materials. In the Eurozone, economic growth abated significantly during the reporting period. Gross domestic product (GDP) contraction in France and Italy was mainly responsible for subdued growth in the region. Inflation remained below target within the region, despite the European Central Bank’s (ECB’s) efforts to inject more liquidity into the economy through a second round of quantitative easing. However, on a positive note, employment grew at a steady pace. Government decisions to provide a fiscal push, in addition to already loose monetary policy, are likely to boost the economy. Elsewhere, in Japan, the world’s third-largest economy, contracted significantly during the reporting period partly due the consumption tax hike in October 2019 that hurt consumption. Moreover, the ongoing trade war between China and the U.S. hurt business spending and factory output.

The most significant headwind for the global economy is the spread of coronavirus, which was declared as a pandemic by the World Health Organization. The outbreak that started in China has sent businesses across the world counting costs. In the U.S., record number of people filed for unemployment, signalling an end to the decade of expansion in the world’s largest economy. While policymakers in China have contained the spread of virus at home, economic damages could be significant with infections increasing exponentially in major trading partners like U.S. and Europe. Nevertheless, the extent and duration of efforts by the policymakers could be key in protecting the economies from further fallout. Leaders of the G20 nations pledged to inject 5 trillion dollars into the global economy to limit job and income losses. The ECB’s aggressive action to expand the asset purchase program and the Federal Reserve Board’s bold move to cut

1

rates by 1.0 % could support the economies going forward. That said, given the global nature of the crisis, these actions would be more effective if coordinated internationally.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

The Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2020 (16.9% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	3.5%
Tencent Holdings Ltd. (China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.4%
Roche Holding AG (Switzerland)	2.1%
SAP SE (Germany)	1.2%
ASML Holding NV (Netherlands)	1.1%
Novo Nordisk A/S (Denmark)	1.0%
TOTAL SA (France)	1.0%
GlaxoSmithKline PLC (United Kingdom)	1.0%
Toronto-Dominion Bank (Canada)	0.9%

Country Diversification* as of February 29, 2020

Japan	15.5%
China	9.0%
United Kingdom	8.7%
Canada	7.3%
Germany	6.8%
France	6.3%
Australia	6.1%
Switzerland	5.6%
Taiwan	4.7%
Netherlands	3.1%
India	3.0%
Spain	2.5%
Hong Kong	2.5%
Sweden	2.2%
Denmark	2.0%
Other	14.7%

Total	100.0%

Sector Diversification* as of February 29, 2020

Financials	21.1%
Consumer Discretionary	12.7%
Industrials	11.8%
Information Technology	10.1%
Health Care	9.6%
Consumer Staples	8.6%
Communication Services	7.3%
Materials	7.1%
Energy	4.8%
Utilities	3.9%
Real Estate	3.0%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

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DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2020 (16.5% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	3.3%
SAP SE (Germany)	1.8%
ASML Holding NV (Netherlands)	1.7%
Novo Nordisk A/S (Denmark)	1.5%
TOTAL SA (France)	1.5%
GlaxoSmithKline PLC (United Kingdom)	1.5%
Commonwealth Bank of Australia (Australia)	1.4%
CSL Ltd. (Australia)	1.3%
Allianz SE (Germany)	1.3%
Siemens AG (Germany)	1.2%

Country Diversification* as of February 29, 2020

Japan	23.7%
United Kingdom	13.3%
Germany	10.4%
France	9.7%
Australia	9.5%
Switzerland	8.7%
Netherlands	4.8%
Spain	3.9%
Sweden	3.4%
Denmark	3.0%
Hong Kong	2.5%
Other	7.1%

Total	100.0%

Sector Diversification* as of February 29, 2020

Financials	19.0%
Industrials	15.0%
Health Care	13.4%
Consumer Discretionary	10.7%
Consumer Staples	10.3%
Information Technology	7.8%
Materials	7.5%
Communication Services	5.1%
Utilities	4.5%
Real Estate	3.6%
Energy	3.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2020 (43.3% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	12.5%
Tencent Holdings Ltd. (China)	9.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.9%
China Construction Bank Corp. (China)	2.7%
Naspers Ltd. (South Africa)	2.3%
Reliance Industries Ltd. (India)	1.8%
Housing Development Finance Corp. Ltd. (India)	1.7%
LUKOIL PJSC (Russia)	1.2%
Infosys Ltd. (India)	1.2%
Itau Unibanco Holding SA (Brazil)	1.2%

Country Diversification* as of February 29, 2020

China	32.6%
Taiwan	17.0%
India	10.7%
South Africa	6.9%
Brazil	6.2%
South Korea	4.8%
Thailand	3.0%
Hong Kong	2.8%
Indonesia	2.6%
Malaysia	2.6%
Russia	2.0%
Other	8.8%

Total	100.0%

Sector Diversification* as of February 29, 2020

Financials	22.6%
Consumer Discretionary	19.6%
Information Technology	15.3%
Communication Services	13.2%
Consumer Staples	5.7%
Materials	5.5%
Energy	5.5%
Industrials	4.9%
Health Care	3.1%
Utilities	2.5%
Real Estate	2.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2020 (31.7% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	9.0%
Alphabet, Inc.	6.3%
Johnson & Johnson	2.7%
Visa, Inc.	2.4%
Procter & Gamble Co.	2.2%
Mastercard, Inc.	2.0%
Intel Corp.	1.9%
Home Depot, Inc.	1.8%
Verizon Communications, Inc.	1.7%
Coca-Cola Co.	1.7%

Sector Diversification* as of February 29, 2020

Information Technology	25.1%
Health Care	14.0%
Financials	11.5%
Consumer Discretionary	10.5%
Communication Services	10.4%
Industrials	8.8%
Consumer Staples	7.2%
Utilities	3.4%
Real Estate	3.3%
Energy	3.2%
Materials	2.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 29, 2020 (31.2% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	6.8%
Apple, Inc.	6.3%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	4.3%
JPMorgan Chase & Co.	2.0%
Visa, Inc.	1.7%
Procter & Gamble Co.	1.6%
Mastercard, Inc.	1.4%
AT&T, Inc.	1.4%
Intel Corp.	1.3%

Sector Diversification* as of February 29, 2020

Information Technology	26.5%
Health Care	12.9%
Financials	11.7%
Consumer Discretionary	11.0%
Communication Services	10.7%
Consumer Staples	7.5%
Industrials	7.4%
Energy	3.7%
Utilities	3.5%
Real Estate	3.1%
Materials	2.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 38.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,014.60	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.16%	$0.81
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$1,010.50	0.14%	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	0.14%	$0.70
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$1,036.30	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,029.90	0.09%	$0.45
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	0.09%	$0.45
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$1,027.80	0.11%	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.11%	$0.55

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.0%
Argentina — 0.0%
Globant SA* (Cost $2,414)	26	$2,938

Australia — 6.1%
AMP Ltd.*	2,188	2,363
APA Group (a)	835	5,782
ASX Ltd.	155	7,409
Aurizon Holdings Ltd.	1,511	4,705
AusNet Services	919	1,004
Australia & New Zealand Banking Group Ltd.	2,039	32,643
Bendigo & Adelaide Bank Ltd. (b)	349	2,068
BlueScope Steel Ltd.	405	3,086
Boral Ltd.	903	2,632
Brambles Ltd.	1,155	8,906
Coca-Cola Amatil Ltd.	374	2,771
Cochlear Ltd.	42	5,621
Coles Group Ltd.	755	6,917
Commonwealth Bank of Australia	1,285	67,755
Computershare Ltd.	382	3,773
CSL Ltd.	329	65,639
Dexus REIT	757	5,935
Fortescue Metals Group Ltd. (b)	1,107	7,195
Goodman Group REIT	1,223	11,812
GPT Group REIT	1,286	4,793
Harvey Norman Holdings Ltd. (b)	273	653
Insurance Australia Group Ltd.	1,678	6,902
Lendlease Group (a)	426	4,842
Macquarie Group Ltd.	229	19,907
Mirvac Group REIT	2,834	5,555
National Australia Bank Ltd.	2,085	33,742
Newcrest Mining Ltd.	602	10,208
Orica Ltd.	274	3,498
Origin Energy Ltd.	1,289	5,801
Ramsay Health Care Ltd.	100	4,385
SEEK Ltd.	253	3,373
Stockland REIT	1,811	5,500
Sydney Airport (a)	803	4,023
Telstra Corp. Ltd.	3,062	6,772
Transurban Group (a)	2,013	19,274
Wesfarmers Ltd.	798	20,915
Westpac Banking Corp.	2,566	39,111
Woodside Petroleum Ltd.	655	11,791
Worley Ltd.	291	2,349

(Cost $454,512)		461,410

Austria — 0.1%
ANDRITZ AG	45	1,578
OMV AG	122	5,072
voestalpine AG	83	1,803

(Cost $10,571)		8,453

Belgium — 0.4%
Colruyt SA	42	1,929
KBC Group NV	182	11,999
Solvay SA	55	4,959
UCB SA	93	8,536

	Number of Shares	Value
Belgium (Continued)
Umicore SA	149	$6,182

(Cost $36,146)		33,605

Brazil — 0.9%
Atacadao SA	300	1,376
B2W Cia Digital*	154	2,121
B3 SA — Brasil Bolsa Balcao	1,535	16,331
Banco do Brasil SA	647	6,720
Banco Santander Brasil SA	305	2,695
BR Malls Participacoes SA	662	2,398
Cielo SA	960	1,458
Cosan SA	109	1,768
Energisa SA	124	1,484
Engie Brasil Energia SA	121	1,275
Klabin SA	521	2,223
Localiza Rent a Car SA	404	4,436
Lojas Renner SA	537	6,344
Natura & Co. Holding SA	475	4,791
Notre Dame Intermedica Participacoes SA	338	4,737
TIM Participacoes SA	689	2,463
Ultrapar Participacoes SA	512	2,165
WEG SA	575	5,499

(Cost $61,065)		70,284

Canada — 7.3%
Agnico Eagle Mines Ltd.	171	8,113
Algonquin Power & Utilities Corp.	384	5,836
Alimentation Couche-Tard, Inc., Class B	610	18,522
AltaGas Ltd.	186	2,781
Aurora Cannabis, Inc.* (b)	487	657
Bank of Montreal	466	31,664
Bank of Nova Scotia	866	45,302
BlackBerry Ltd.*	378	1,951
CAE, Inc.	193	5,163
Canadian Apartment Properties REIT	57	2,383
Canadian Imperial Bank of Commerce (b)	324	24,658
Canadian National Railway Co.	522	44,250
Canadian Tire Corp. Ltd., Class A	43	4,228
Canopy Growth Corp.*	148	2,775
Cenovus Energy, Inc.	762	5,603
CGI, Inc.*	166	11,663
Cronos Group, Inc.* (b)	142	824
Dollarama, Inc.	235	6,908
Empire Co. Ltd., Class A	130	2,904
Enbridge, Inc.	1,456	54,190
First Capital Real Estate Investment Trust REIT	141	2,103
Fortis, Inc.	340	13,759
Franco-Nevada Corp.	136	14,600
Gildan Activewear, Inc.	165	3,996
Loblaw Cos. Ltd.	141	6,985
Lundin Mining Corp.	473	2,414
Magna International, Inc.	221	10,058
Metro, Inc.	185	7,205
Nutrien Ltd.	397	16,044
Open Text Corp.	174	7,285
PrairieSky Royalty Ltd.	128	1,187

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Rogers Communications, Inc., Class B	269	$12,326
Shopify, Inc., Class A*	74	34,356
Sun Life Financial, Inc. (b)	422	18,231
Suncor Energy, Inc.	1,130	31,138
Teck Resources Ltd., Class B	372	3,741
TELUS Corp.	115	4,150
Toronto-Dominion Bank	1,321	67,942
West Fraser Timber Co. Ltd.	50	1,867
Wheaton Precious Metals Corp.	313	8,900
WSP Global, Inc.	69	4,548

(Cost $543,460)		553,210

Chile — 0.2%
Empresa Nacional de Telecomunicaciones SA*	142	745
Empresas CMPC SA	870	1,750
Empresas COPEC SA	344	2,662
Enel Americas SA	27,627	4,614
Latam Airlines Group SA	185	1,231
SACI Falabella	691	2,291

(Cost $20,315)		13,293

China — 8.9%
3SBio, Inc., 144A*	961	996
51job, Inc., ADR* (b)	19	1,421
AAC Technologies Holdings, Inc.	587	3,845
Air China Ltd., Class H	1,505	1,211
Alibaba Group Holding Ltd., ADR*	1,262	262,496
A-Living Services Co. Ltd., Class H, 144A	301	1,348
BAIC Motor Corp. Ltd., Class H, 144A	2,439	1,196
Bank of Shanghai Co. Ltd., Class A	1,300	1,601
Baozun, Inc., ADR* (b)	37	1,174
BYD Co. Ltd., Class H (b)	295	1,806
BYD Electronic International Co. Ltd.	923	1,729
China CITIC Bank Corp. Ltd., Class H	5,765	2,996
China Conch Venture Holdings Ltd.	1,213	5,899
China Construction Bank Corp., Class H	70,999	57,397
China Eastern Airlines Corp. Ltd., Class A*	1,000	649
China Lesso Group Holdings Ltd.	841	1,263
China Longyuan Power Group Corp. Ltd., Class H	2,531	1,325
China Medical System Holdings Ltd.	1,129	1,391
China Merchants Bank Co. Ltd., Class H	2,873	13,548
China Merchants Securities Co. Ltd., Class A	500	1,262
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300	744
China Minsheng Banking Corp. Ltd., Class H	5,002	3,376
China Molybdenum Co. Ltd., Class H (b)	2,790	1,042
China Resources Pharmaceutical Group Ltd., 144A	1,134	987
China Shenhua Energy Co. Ltd., Class A	300	687
China Shenhua Energy Co. Ltd., Class H	2,532	4,393
China Vanke Co. Ltd., Class A	500	2,117
China Vanke Co. Ltd., Class H	1,182	4,550
Contemporary Amperex Technology Co. Ltd., Class A	100	1,941

	Number of Shares	Value
China (Continued)
Country Garden Services Holdings Co. Ltd.	762	$2,973
CSPC Pharmaceutical Group Ltd.	3,457	7,878
Dali Foods Group Co. Ltd., 144A	2,295	1,517
ENN Energy Holdings Ltd.	577	6,393
Fosun International Ltd.	1,660	2,115
Genscript Biotech Corp.*	673	1,401
Greentown Service Group Co. Ltd.	968	1,210
Guangzhou Automobile Group Co. Ltd., Class H	2,280	2,542
Hengli Petrochemical Co. Ltd., Class A	600	1,279
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,300	892
Jiangsu Expressway Co. Ltd., Class H	979	1,132
Kingdee International Software Group Co. Ltd.	1,806	2,311
Lenovo Group Ltd.	5,418	3,344
Meituan Dianping, Class B*	724	9,188
NARI Technology Co. Ltd., Class A	300	851
Pinduoduo, Inc., ADR*	165	5,904
Poly Developments and Holdings Group Co. Ltd., Class A	700	1,621
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,701	2,191
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,402
Shenzhou International Group Holdings Ltd.	602	7,397
Shui On Land Ltd.	3,711	738
Sinopharm Group Co. Ltd., Class H	908	2,802
Sinotrans Ltd., Class H	2,766	781
SOHO China Ltd.	2,427	878
Suning.com Co. Ltd., Class A	800	1,062
Tencent Holdings Ltd.	4,149	205,505
Vipshop Holdings Ltd., ADR*	352	4,516
Wuxi Biologics Cayman, Inc., 144A*	552	8,075
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,036	1,029
Yuzhou Properties Co. Ltd.	2,363	1,158
Zhejiang Expressway Co. Ltd., Class H	1,141	862
Zhongsheng Group Holdings Ltd.	423	1,609

(Cost $588,911)		676,946

Colombia — 0.1%
Grupo Argos SA	309	1,307
Interconexion Electrica SA ESP	400	2,097

(Cost $3,306)		3,404

Cyprus — 0.0%
Polymetal International PLC (Cost $1,476)	125	1,907

Czech Republic — 0.0%
CEZ AS	92	1,750
Komercni banka AS	46	1,402

(Cost $4,042)		3,152

Denmark — 1.9%
Chr Hansen Holding A/S	73	5,160
Coloplast A/S, Class B	80	10,640
Demant A/S*	75	2,277
Genmab A/S*	45	10,067

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
H Lundbeck A/S	52	$1,781
ISS A/S	111	1,974
Novo Nordisk A/S, Class B	1,277	74,294
Novozymes A/S, Class B	172	8,674
Orsted A/S, 144A	136	13,902
Pandora A/S	53	2,366
Tryg A/S	104	2,862
Vestas Wind Systems A/S	143	13,650

(Cost $121,864)		147,647

Egypt — 0.1%
Commercial International Bank Egypt SAE (Cost $3,328)	983	5,192

Finland — 0.5%
Metso OYJ	72	2,311
Neste OYJ	305	11,947
Nokian Renkaat OYJ	85	2,202
Orion OYJ, Class B	74	2,922
Stora Enso OYJ, Class R	402	4,729
UPM-Kymmene OYJ	391	11,910
Wartsila OYJ Abp	318	3,285

(Cost $36,646)		39,306

France — 6.3%
Accor SA	126	4,522
Air Liquide SA	343	46,305
Atos SE	73	5,396
AXA SA	1,385	31,880
Bouygues SA	159	6,197
Carrefour SA	432	7,424
Casino Guichard Perrachon SA (b)	41	1,585
Cie de Saint-Gobain	370	12,843
Cie Generale des Etablissements Michelin SCA	121	12,791
CNP Assurances	105	1,632
Credit Agricole SA	859	10,200
Danone SA	450	31,497
Eiffage SA	61	6,461
EssilorLuxottica SA	202	27,314
Eurazeo SE	40	2,663
Gecina SA REIT	34	6,002
Getlink SE	349	5,589
Ingenico Group SA	43	6,043
JCDecaux SA	55	1,257
Kering SA	54	30,002
Klepierre SA REIT	142	4,215
L’Oreal SA	183	48,445
Natixis SA	593	2,389
Orange SA	1,426	19,094
Schneider Electric SE	407	40,460
Teleperformance	43	10,382
TOTAL SA	1,745	73,567
Unibail-Rodamco-Westfield REIT	100	11,973
Valeo SA	199	4,979
Wendel SA	22	2,675

(Cost $482,342)		475,782

	Number of Shares	Value
Germany — 6.5%
adidas AG	130	$35,778
Allianz SE	299	63,980
BASF SE	673	39,240
Bayerische Motoren Werke AG	249	16,118
Beiersdorf AG	74	7,714
Commerzbank AG	724	4,144
Deutsche Boerse AG	142	22,157
Deutsche Post AG	712	21,211
Deutsche Wohnen SE	258	10,333
E.ON SE	1,693	19,396
Fraport AG Frankfurt Airport Services Worldwide	39	2,439
HeidelbergCement AG	117	6,920
Henkel AG & Co. KGaA	67	5,656
Infineon Technologies AG	938	19,364
Merck KGaA	88	10,541
METRO AG	139	1,601
MTU Aero Engines AG	38	9,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	107	27,115
RWE AG	417	14,273
SAP SE	715	87,618
Siemens AG	556	56,921
Symrise AG	89	8,617
Telefonica Deutschland Holding AG	511	1,325

(Cost $484,558)		491,673

Greece — 0.1%
Alpha Bank AE*	955	1,350
Hellenic Telecommunications Organization SA	119	1,676
Motor Oil Hellas Corinth Refineries SA	70	1,138

(Cost $4,644)		4,164

Hong Kong — 2.4%
Alibaba Health Information Technology Ltd.*	2,674	5,126
Alibaba Pictures Group Ltd.*	10,672	1,438
ASM Pacific Technology Ltd.	245	2,903
Beijing Enterprises Water Group Ltd.*	4,229	1,964
BOC Hong Kong Holdings Ltd.	2,732	9,378
China Agri-Industries Holdings Ltd.	3,075	1,669
China Everbright International Ltd.	2,618	1,743
China Gas Holdings Ltd.	1,328	4,857
China Mengniu Dairy Co. Ltd.*	2,095	7,514
China Overseas Land & Investment Ltd.	2,894	9,711
China Resources Gas Group Ltd.	641	3,200
CITIC Ltd.	5,000	5,550
CLP Holdings Ltd.	1,268	13,310
Geely Automobile Holdings Ltd.	3,802	6,762
Hang Seng Bank Ltd.	563	11,740
HKT Trust & HKT Ltd. (a)	2,998	4,486
Hong Kong & China Gas Co. Ltd.	7,564	14,559
Hong Kong Exchanges & Clearing Ltd.	856	28,097
Hutchison China MediTech Ltd., ADR*	43	1,003
Lee & Man Paper Manufacturing Ltd.	1,293	1,009
MTR Corp. Ltd.	1,120	6,302

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
PCCW Ltd.	3,393	$2,042
Shenzhen Investment Ltd.	985	331
Sino Biopharmaceutical Ltd.	5,142	7,443
Sun Hung Kai Properties Ltd.	1,123	15,966
Swire Pacific Ltd., Class A	377	3,396
Swire Properties Ltd.	1,018	3,011
Techtronic Industries Co. Ltd.	1,030	8,333
Wharf Holdings Ltd.	665	1,403

(Cost $184,626)		184,246

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	348	2,676
OTP Bank Nyrt	153	6,615

(Cost $10,241)		9,291

India — 2.9%
Ambuja Cements Ltd.*	440	1,250
Asian Paints Ltd.	185	4,609
Axis Bank Ltd., GDR	175	8,260
Axis Bank Ltd.	550	5,314
Bajaj Auto Ltd.	62	2,483
Berger Paints India Ltd.	169	1,327
Bharat Petroleum Corp. Ltd.	389	2,298
Bharti Airtel Ltd.*	1,790	12,985
Britannia Industries Ltd.	43	1,770
Dabur India Ltd.	360	2,475
DLF Ltd.	421	1,177
Eicher Motors Ltd.	8	1,840
Grasim Industries Ltd.	216	2,057
Havells India Ltd.	185	1,572
HCL Technologies Ltd.	767	5,679
Hero MotoCorp Ltd.	72	2,047
Hindalco Industries Ltd.	1,148	2,480
Hindustan Petroleum Corp. Ltd.	450	1,232
Hindustan Unilever Ltd.	463	13,952
Housing Development Finance Corp. Ltd.	1,214	36,600
Infosys Ltd., ADR	1,321	13,302
Infosys Ltd.	1,180	11,964
Lupin Ltd.	164	1,454
Mahindra & Mahindra Ltd.	643	4,072
Nestle India Ltd.	16	3,498
Petronet LNG Ltd.	382	1,300
Pidilite Industries Ltd.	88	1,845
Piramal Enterprises Ltd.	68	1,231
Reliance Industries Ltd.	2,052	37,779
Shree Cement Ltd.	6	1,885
Tata Consultancy Services Ltd.	668	18,514
Tech Mahindra Ltd.	274	2,826
Titan Co. Ltd.	275	4,780
UPL Ltd.	480	3,457
Wipro Ltd.	1,030	3,161

(Cost $227,862)		222,475

Indonesia — 0.7%
PT Astra International Tbk	15,008	5,779
PT Bank Central Asia Tbk	6,823	14,956
PT Bank Mandiri Persero Tbk	13,891	7,044
PT Bank Negara Indonesia Persero Tbk	5,468	2,677

	Number of Shares	Value
Indonesia (Continued)
PT Bank Rakyat Indonesia Persero Tbk	40,841	$11,927
PT Barito Pacific Tbk*	19,700	1,352
PT Bukit Asam Tbk	4,847	757
PT Indah Kiat Pulp & Paper Corp. Tbk	2,093	821
PT Indofood Sukses Makmur Tbk	2,981	1,350
PT Kalbe Farma Tbk	15,558	1,323
PT Pabrik Kertas Tjiwi Kimia Tbk	1,518	635
PT Perusahaan Gas Negara Tbk	8,505	759
PT Unilever Indonesia Tbk	6,190	2,945
PT United Tractors Tbk	1,262	1,460

(Cost $59,372)		53,785

Ireland — 0.6%
CRH PLC	572	19,145
DCC PLC	78	5,511
Kerry Group PLC, Class A	111	14,022
Kingspan Group PLC	108	6,768

(Cost $38,596)		45,446

Israel — 0.2%
Bank Hapoalim BM	859	6,710
Bank Leumi Le-Israel BM	1,118	7,256
Mizrahi Tefahot Bank Ltd.	116	2,990

(Cost $15,215)		16,956

Italy — 0.6%
Assicurazioni Generali SpA	790	14,110
Intesa Sanpaolo SpA	10,857	26,219
Snam SpA	1,407	6,910

(Cost $45,021)		47,239

Japan — 15.4%
Aeon Co. Ltd.	500	9,338
AEON Financial Service Co. Ltd.	100	1,454
AGC, Inc.	100	2,874
Ajinomoto Co., Inc.	300	5,040
ANA Holdings, Inc.	100	2,695
Asahi Kasei Corp.	1,000	8,350
Astellas Pharma, Inc.	1,400	22,052
Bridgestone Corp.	400	13,372
Casio Computer Co. Ltd.	200	3,443
Central Japan Railway Co.	100	16,484
Chugai Pharmaceutical Co. Ltd.	170	18,463
CyberAgent, Inc.	100	3,796
Dai Nippon Printing Co. Ltd.	200	4,812
Daicel Corp.	200	1,726
Daifuku Co. Ltd.	100	5,952
Daikin Industries Ltd.	190	25,937
Daiwa House Industry Co. Ltd.	400	11,049
Denso Corp.	300	11,737
East Japan Railway Co.	230	17,739
Eisai Co. Ltd.	200	14,798
Fast Retailing Co. Ltd.	44	21,799
Fujitsu Ltd.	150	15,589
Hino Motors Ltd.	200	1,654
Hirose Electric Co. Ltd.	25	2,656
Hitachi Chemical Co. Ltd.	100	4,223
Hitachi Construction Machinery Co. Ltd.	100	2,469

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hitachi High-Tech Corp.	50	$3,694
Hitachi Metals Ltd.	200	2,861
Honda Motor Co. Ltd.	1,200	31,144
Hulic Co. Ltd.	200	2,240
Inpex Corp.	700	6,054
Japan Retail Fund Investment Corp. REIT	2	3,803
JFE Holdings, Inc.	300	2,787
Kajima Corp.	300	3,235
Kansai Paint Co. Ltd.	100	2,185
Kao Corp.	350	25,530
Kawasaki Heavy Industries Ltd.	100	1,817
KDDI Corp.	1,300	36,855
Keio Corp.	100	4,812
Keyence Corp.	136	43,385
Kikkoman Corp.	100	4,645
Kobayashi Pharmaceutical Co. Ltd.	50	3,639
Komatsu Ltd.	700	14,164
Konami Holdings Corp.	50	1,805
Konica Minolta, Inc.	300	1,630
Kubota Corp.	800	11,296
Kuraray Co. Ltd.	200	2,084
Kurita Water Industries Ltd.	100	2,591
Kyocera Corp.	200	12,601
Kyushu Railway Co.	100	3,008
Lawson, Inc.	50	2,656
Marui Group Co. Ltd.	100	1,952
Mitsubishi Chemical Holdings Corp.	800	5,387
Mitsubishi Electric Corp.	1,300	16,523
Mitsubishi Estate Co. Ltd.	900	15,386
Mitsubishi Materials Corp.	100	2,286
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,716
Mitsui Chemicals, Inc.	100	2,168
Mitsui Fudosan Co. Ltd.	600	13,781
Mizuho Financial Group, Inc.	17,300	23,673
Murata Manufacturing Co. Ltd.	400	21,215
Nabtesco Corp.	100	2,700
Nagoya Railroad Co. Ltd.	100	2,613
NEC Corp.	200	7,491
NGK Insulators Ltd.	200	3,147
NGK Spark Plug Co. Ltd.	100	1,646
Nikon Corp.	200	2,056
Nintendo Co. Ltd.	85	28,582
Nippon Express Co. Ltd.	50	2,397
Nippon Prologis REIT, Inc. REIT	1	2,714
Nippon Yusen KK	100	1,431
Nissin Foods Holdings Co. Ltd.	50	3,940
Nitori Holdings Co. Ltd.	60	8,324
Nitto Denko Corp.	100	5,025
Nomura Real Estate Holdings, Inc.	100	2,158
Nomura Research Institute Ltd.	200	4,367
NSK Ltd.	300	2,300
NTT DOCOMO, Inc.	1,000	27,140
Obayashi Corp.	400	4,038
Odakyu Electric Railway Co. Ltd.	200	3,864
Omron Corp.	150	8,121
Ono Pharmaceutical Co. Ltd.	300	6,147
Oriental Land Co. Ltd.	150	17,056
ORIX Corp.	1,000	16,150

	Number of Shares	Value
Japan (Continued)
Osaka Gas Co. Ltd.	300	$4,853
Otsuka Corp.	100	4,278
Panasonic Corp.	1,600	15,286
Park24 Co. Ltd.	100	1,950
Rakuten, Inc.	500	4,186
Recruit Holdings Co. Ltd.	1,000	34,840
Resona Holdings, Inc.	1,500	5,690
Santen Pharmaceutical Co. Ltd.	300	4,817
Secom Co. Ltd.	150	11,925
Sega Sammy Holdings, Inc.	100	1,319
Sekisui Chemical Co. Ltd.	300	4,475
Sekisui House Ltd.	400	7,851
Seven & i Holdings Co. Ltd.	500	17,133
Sharp Corp.	200	2,336
Shimadzu Corp.	200	4,873
Shimizu Corp.	400	3,642
Shin-Etsu Chemical Co. Ltd.	250	28,149
Shiseido Co. Ltd.	300	17,850
Showa Denko KK	100	2,162
Sohgo Security Services Co. Ltd.	50	2,341
Sompo Holdings, Inc.	250	9,308
Sony Corp.	900	55,161
Stanley Electric Co. Ltd.	100	2,444
Sumitomo Chemical Co. Ltd.	1,100	4,008
Sumitomo Metal Mining Co. Ltd.	200	4,979
Sumitomo Mitsui Trust Holdings, Inc.	200	6,860
Sumitomo Rubber Industries Ltd.	100	1,041
Suntory Beverage & Food Ltd.	100	3,810
Sysmex Corp.	100	6,414
T&D Holdings, Inc.	400	3,949
Taisei Corp.	100	3,426
Takeda Pharmaceutical Co. Ltd.	1,100	38,375
Teijin Ltd.	100	1,646
Tobu Railway Co. Ltd.	100	2,985
Toho Co. Ltd.	100	3,083
Tokyo Electron Ltd.	115	23,802
Tokyo Gas Co. Ltd.	300	6,071
Tokyu Corp.	400	6,141
Toray Industries, Inc.	1,000	5,791
TOTO Ltd.	100	3,796
Toyo Suisan Kaisha Ltd.	100	3,963
Unicharm Corp.	300	9,729
USS Co. Ltd.	200	3,163
West Japan Railway Co.	100	7,063
Yakult Honsha Co. Ltd.	100	4,575
Yamada Denki Co. Ltd.	400	1,925
Yamaha Corp.	100	4,914
Yamaha Motor Co. Ltd.	200	3,204
Yaskawa Electric Corp. (b)	200	6,276
Yokogawa Electric Corp.	200	3,221

(Cost $1,162,326)		1,168,595

Luxembourg — 0.1%
Millicom International Cellular SA SDR	52	2,363
SES SA	269	3,067
Tenaris SA	322	2,889

(Cost $12,878)		8,319

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Malaysia — 0.7%
AMMB Holdings Bhd	1,400	$1,229
Axiata Group Bhd	2,152	2,134
CIMB Group Holdings Bhd	3,587	4,102
DiGi.Com Bhd	2,500	2,467
Fraser & Neave Holdings Bhd	200	1,458
HAP Seng Consolidated Bhd	500	1,063
Hartalega Holdings Bhd	1,000	1,471
Hong Leong Bank Bhd	500	1,815
IHH Healthcare Bhd	1,900	2,569
Malayan Banking Bhd	2,859	5,711
Malaysia Airports Holdings Bhd	900	1,407
Maxis Bhd	2,100	2,705
MISC Bhd	900	1,621
Nestle Malaysia Bhd	19	645
Petronas Dagangan Bhd	300	1,626
PPB Group Bhd	400	1,718
Press Metal Aluminium Holdings Bhd	1,100	1,216
Public Bank Bhd	2,100	8,519
RHB Bank Bhd	900	1,185
Sime Darby Bhd	2,000	949
Tenaga Nasional Bhd	2,300	6,603
Top Glove Corp. Bhd	1,000	1,338
Westports Holdings Bhd	1,100	898

(Cost $63,293)		54,449

Mexico — 0.4%
Alfa SAB de CV, Class A	2,091	1,328
Alsea SAB de CV*	88	177
Arca Continental SAB de CV	349	1,904
Cemex SAB de CV, Series CPO	11,057	3,541
Coca-Cola Femsa SAB de CV	384	2,114
Fomento Economico Mexicano SAB de CV	1,459	11,734
Gruma SAB de CV, Class B	161	1,537
Grupo Aeroportuario del Sureste SAB de CV, Class B	173	2,839
Grupo Bimbo SAB de CV, Series A	1,236	1,854
Industrias Penoles SAB de CV	103	923
Infraestructura Energetica Nova SAB de CV	331	1,432
Kimberly-Clark de Mexico SAB de CV, Class A*	1,156	2,176

(Cost $34,546)		31,559

Netherlands — 3.0%
Aegon NV	1,145	3,863
Akzo Nobel NV	140	11,095
ASML Holding NV	308	83,938
EXOR NV	70	4,927
ING Groep NV	2,860	27,046
Koninklijke Ahold Delhaize NV	777	18,077
Koninklijke DSM NV	136	15,200
Koninklijke KPN NV	2,733	6,608
Koninklijke Philips NV	653	27,773
Koninklijke Vopak NV	63	2,986
NN Group NV	242	8,198
QIAGEN NV*	164	5,981
Wolters Kluwer NV	193	14,060

(Cost $208,048)		229,752

	Number of Shares	Value
New Zealand — 0.2%
Auckland International Airport Ltd.	706	$3,446
Fletcher Building Ltd.	728	2,343
Meridian Energy Ltd.	827	2,370
Ryman Healthcare Ltd.	374	3,538

(Cost $10,926)		11,697

Norway — 0.5%
Aker BP ASA	70	1,638
Equinor ASA	680	10,141
Mowi ASA (b)	310	6,479
Norsk Hydro ASA	954	2,685
Orkla ASA	628	5,253
Schibsted ASA, Class B	73	1,740
Telenor ASA	537	8,524

(Cost $48,796)		36,460

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	1,620	1,355
Aboitiz Power Corp.	1,700	917
Bank of the Philippine Islands	790	1,148
BDO Unibank, Inc.	1,500	4,090
Globe Telecom, Inc.	30	1,047
JG Summit Holdings, Inc.	1,700	2,251
Manila Electric Co.	150	794
Metropolitan Bank & Trust Co.*	1,582	1,740
SM Investments Corp.	160	3,059
SM Prime Holdings, Inc.	8,000	6,011

(Cost $22,927)		22,412

Poland — 0.2%
Bank Millennium SA*	409	501
Bank Polska Kasa Opieki SA	118	2,635
CCC SA	34	620
Grupa Lotos SA	91	1,372
KGHM Polska Miedz SA*	94	1,682
mBank SA*	10	756
Polski Koncern Naftowy ORLEN SA	251	3,733
Polskie Gornictwo Naftowe i Gazownictwo SA	1,193	959
Powszechny Zaklad Ubezpieczen SA	423	3,728
Santander Bank Polska SA	23	1,463

(Cost $27,766)		17,449

Portugal — 0.2%
EDP — Energias de Portugal SA	1,827	8,469
Galp Energia SGPS SA	411	5,585
Jeronimo Martins SGPS SA	203	3,546

(Cost $15,748)		17,600

Qatar — 0.3%
Commercial Bank PSQC	1,380	1,715
Ooredoo QPSC	670	1,163
Qatar National Bank QPSC	3,331	17,235

(Cost $20,057)		20,113

Romania — 0.0%
NEPI Rockcastle PLC (Cost $2,365)	296	2,145

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Russia — 0.6%
Inter RAO UES PJSC	26,571	$2,058
LUKOIL PJSC	303	25,698
Novatek PJSC, GDR	66	9,458
Novolipetsk Steel PJSC	886	1,647
PhosAgro PJSC, GDR	105	1,156
Polyus PJSC	21	2,645

(Cost $42,246)		42,662

Saudi Arabia — 0.3%
Almarai Co. JSC	185	2,258
Banque Saudi Fransi	401	3,640
Saudi Arabian Mining Co.*	302	3,067
Saudi Basic Industries Corp.	553	11,601

(Cost $26,279)		20,566

Singapore — 1.1%
Ascendas Real Estate Investment Trust REIT	1,972	4,323
BOC Aviation Ltd., 144A	179	1,554
CapitaLand Commercial Trust REIT	1,800	2,399
CapitaLand Ltd.	1,800	4,552
CapitaLand Mall Trust REIT	1,800	2,928
City Developments Ltd.	300	2,100
DBS Group Holdings Ltd.	1,300	22,457
Jardine Cycle & Carriage Ltd.	100	1,924
Keppel Corp. Ltd.	1,000	4,542
Oversea-Chinese Banking Corp. Ltd.	2,360	17,924
Singapore Airlines Ltd.	400	2,293
Singapore Exchange Ltd.	500	3,041
Singapore Press Holdings Ltd.	900	1,219
Singapore Telecommunications Ltd.	5,600	12,037
UOL Group Ltd.	400	2,112

(Cost $88,093)		85,405

South Africa — 1.9%
Absa Group Ltd.	507	4,264
Anglo American Platinum Ltd. (b)	37	2,463
Aspen Pharmacare Holdings Ltd.*	289	1,837
Bid Corp. Ltd.	268	4,738
Bidvest Group Ltd. (b)	240	2,746
Clicks Group Ltd.	194	2,904
Exxaro Resources Ltd.	171	1,218
FirstRand Ltd. (b)	2,616	9,166
Foschini Group Ltd.	192	1,522
Gold Fields Ltd.	587	3,441
Growthpoint Properties Ltd. REIT	2,335	2,612
Investec Ltd.	267	1,339
Kumba Iron Ore Ltd. (b)	42	749
Life Healthcare Group Holdings Ltd.	934	1,324
Mr Price Group Ltd.	212	2,035
MTN Group Ltd. (b)	1,249	5,852
MultiChoice Group*	327	1,880
Naspers Ltd., Class N	319	48,280
Nedbank Group Ltd.	290	3,256
Northam Platinum Ltd.*	264	1,866
Old Mutual Ltd.	3,667	3,650
Pick n Pay Stores Ltd.	305	1,071
PSG Group Ltd.	110	1,305

	Number of Shares	Value
South Africa (Continued)
Redefine Properties Ltd. REIT	4,561	$1,574
Remgro Ltd.	410	4,170
RMB Holdings Ltd.	489	2,178
Sanlam Ltd.	1,309	5,407
Sasol Ltd. (b)	419	4,951
Shoprite Holdings Ltd.	317	2,259
SPAR Group Ltd.	143	1,491
Standard Bank Group Ltd.	927	8,751
Vodacom Group Ltd.	442	3,081
Woolworths Holdings Ltd.	771	1,752

(Cost $208,891)		145,132

South Korea — 1.3%
Amorepacific Corp.	27	3,579
AMOREPACIFIC Group	25	1,276
BNK Financial Group, Inc.	119	605
CJ CheilJedang Corp.	7	1,406
CJ Corp.	12	795
Coway Co. Ltd.	41	2,326
GS Engineering & Construction Corp.	46	994
GS Holdings Corp.	38	1,291
Hana Financial Group, Inc.	223	5,766
Hankook Tire & Technology Co. Ltd.	59	1,239
Hanwha Solutions Corp.	92	1,352
Hyundai Heavy Industries Holdings Co. Ltd.	7	1,559
Hyundai Marine & Fire Insurance Co. Ltd.	48	893
KB Financial Group, Inc.	294	9,417
LG Chem Ltd.	30	9,090
LG Corp.	70	3,891
LG Display Co. Ltd.	169	1,892
LG Electronics, Inc.	81	4,028
LG Household & Health Care Ltd.	7	7,037
LG Innotek Co. Ltd.	3	321
Lotte Chemical Corp.	13	2,007
Lotte Corp.	25	598
OCI Co. Ltd.*	14	568
Samsung Fire & Marine Insurance Co. Ltd.	23	3,750
Samsung SDI Co. Ltd.	40	9,716
Shinhan Financial Group Co. Ltd.	317	8,431
SK Holdings Co. Ltd.	24	3,794
SK Innovation Co. Ltd.	34	3,163
SK Telecom Co. Ltd.	12	2,100
S-Oil Corp.	33	1,810
Yuhan Corp.	6	1,057

(Cost $125,749)		95,751

Spain — 2.5%
Amadeus IT Group SA	309	21,553
Banco Bilbao Vizcaya Argentaria SA	4,875	23,211
Banco de Sabadell SA	4,443	3,861
Bankinter SA	505	2,962
CaixaBank SA	2,656	6,771
Enagas SA	183	4,704
Ferrovial SA	380	10,803
Iberdrola SA	4,460	50,559
Industria de Diseno Textil SA	785	24,256
Naturgy Energy Group SA	237	5,475

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Red Electrica Corp. SA	328	$6,249
Repsol SA	982	10,927
Telefonica SA	3,458	20,360

(Cost $202,314)		191,691

Sweden — 2.2%
Assa Abloy AB, Class B	695	15,405
Atlas Copco AB, Class A	477	16,684
Atlas Copco AB, Class B	286	8,726
Boliden AB	195	3,990
Electrolux AB, Series B	140	2,808
Essity AB, Class B	444	13,171
Hennes & Mauritz AB, Class B	566	10,121
Husqvarna AB, Class B	321	2,126
ICA Gruppen AB (b)	60	2,227
Investor AB, Class B	348	17,132
Kinnevik AB, Class B	139	2,789
L E Lundbergforetagen AB, Class B	72	2,948
Sandvik AB	803	13,119
Skandinaviska Enskilda Banken AB, Class A	1,160	10,941
Skanska AB, Class B	250	5,387
SKF AB, Class B	253	4,384
Svenska Handelsbanken AB, Class A	1,080	10,748
Swedbank AB, Class A	651	9,720
Tele2 AB, Class B	361	5,192
Telia Co. AB	2,244	8,779

(Cost $160,387)		166,397

Switzerland — 5.5%
ABB Ltd.	1,329	28,572
Adecco Group AG	120	6,370
Alcon, Inc.*	297	18,091
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	7,779
Cie Financiere Richemont SA	373	25,202
Clariant AG*	145	3,038
Coca-Cola HBC AG*	147	4,645
Givaudan SA	7	21,739
Kuehne + Nagel International AG	41	5,953
Lonza Group AG*	56	22,123
Roche Holding AG	507	162,217
SGS SA	4	9,910
Sika AG	95	16,822
Sonova Holding AG	41	9,734
Swiss Re AG	212	20,071
Swisscom AG	19	10,082
Vifor Pharma AG	33	5,479
Zurich Insurance Group AG	111	42,533

(Cost $358,213)		420,360

Taiwan — 4.7%
Acer, Inc.	2,216	1,196
Advantech Co. Ltd.	243	2,363
ASE Technology Holding Co. Ltd.	2,612	6,150
AU Optronics Corp.	5,940	1,864
Catcher Technology Co. Ltd.	471	3,686
Cathay Financial Holding Co. Ltd.	4,995	6,607

	Number of Shares	Value
Taiwan (Continued)
Chailease Holding Co. Ltd.	968	$3,676
Cheng Shin Rubber Industry Co. Ltd.	1,499	1,958
China Airlines Ltd.	2,836	764
China Steel Corp.	8,819	6,699
Chunghwa Telecom Co. Ltd.	2,878	10,265
CTBC Financial Holding Co. Ltd.	13,085	9,810
Delta Electronics, Inc.	1,485	6,866
E.Sun Financial Holding Co. Ltd.	7,559	7,252
Eva Airways Corp.	226	90
Evergreen Marine Corp. Taiwan Ltd.*	2,510	957
Far Eastern New Century Corp.	2,498	2,331
Far EasTone Telecommunications Co. Ltd.	1,268	2,768
First Financial Holding Co. Ltd.	6,955	5,444
Fubon Financial Holding Co. Ltd.	4,213	6,185
Giant Manufacturing Co. Ltd.	300	1,630
Hiwin Technologies Corp.	166	1,653
Hotai Motor Co. Ltd.	204	4,224
Hua Nan Financial Holdings Co. Ltd.	6,156	4,381
Innolux Corp.	7,081	1,847
Inventec Corp.	1,950	1,478
Lite-On Technology Corp.	1,579	2,287
MediaTek, Inc.	1,101	13,090
Nan Ya Plastics Corp.	3,413	7,676
President Chain Store Corp.	448	4,387
Quanta Computer, Inc.	1,910	3,911
SinoPac Financial Holdings Co. Ltd.	6,388	2,743
Standard Foods Corp.	609	1,366
Taishin Financial Holding Co. Ltd.	7,427	3,483
Taiwan Business Bank	3,323	1,317
Taiwan High Speed Rail Corp.	1,537	1,751
Taiwan Mobile Co. Ltd.	1,259	4,366
Taiwan Semiconductor Manufacturing Co. Ltd.	17,753	185,272
Tatung Co. Ltd.*	2,166	1,506
Uni-President Enterprises Corp.	3,686	8,911
United Microelectronics Corp.	7,051	3,563
Wistron Corp.	2,104	1,880
Yuanta Financial Holding Co. Ltd.	7,871	4,991

(Cost $288,995)		354,644

Thailand — 0.8%
Advanced Info Service PCL, NVDR	800	5,071
Airports of Thailand PCL, NVDR	3,100	5,870
Bangkok Dusit Medical Services PCL, NVDR	7,200	5,065
Banpu PCL, NVDR	5,300	1,193
BTS Group Holdings PCL, NVDR	4,000	1,382
Bumrungrad Hospital PCL, NVDR	300	1,222
Central Pattana PCL, NVDR	1,400	2,351
CP ALL PCL, NVDR	4,400	9,168
Electricity Generating PCL, NVDR	200	1,730
Energy Absolute PCL, NVDR	1,200	1,483
Gulf Energy Development PCL, NVDR	400	2,098
Home Product Center PCL, NVDR	4,800	1,947
Indorama Ventures PCL, NVDR	1,400	1,154
IRPC PCL, NVDR	13,400	934
Kasikornbank PCL, NVDR	1,400	5,280

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
Land & Houses PCL, NVDR	4,800	$1,278
Minor International PCL, NVDR	1,600	1,394
Muangthai Capital PCL	600	1,093
PTT Global Chemical PCL, NVDR	1,700	2,222
Siam Cement PCL, NVDR	600	5,894
Siam Commercial Bank PCL, NVDR	700	1,936
Thai Oil PCL, NVDR	500	685
TMB Bank PCL, NVDR	18,445	637
True Corp. PCL, NVDR	5,900	621

(Cost $79,498)		61,708

Turkey — 0.1%
KOC Holding AS	746	2,053
Turkcell Iletisim Hizmetleri AS	897	1,987

(Cost $3,785)		4,040

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	2,038	3,957
DP World PLC	137	2,226
Dubai Islamic Bank PJSC	1,453	2,136
First Abu Dhabi Bank PJSC	1,987	7,747
NMC Health PLC (c)	76	911

(Cost $20,069)		16,977

United Kingdom — 8.6%
3i Group PLC	653	8,408
Associated British Foods PLC	262	7,546
Aviva PLC	2,991	13,402
Barratt Developments PLC	698	6,751
Berkeley Group Holdings PLC	84	5,101
British Land Co. PLC REIT	710	4,544
BT Group PLC	6,174	11,168
Burberry Group PLC	313	6,593
CNH Industrial NV	738	6,769
Coca-Cola European Partners PLC	155	7,899
Compass Group PLC	1,141	24,929
Croda International PLC	97	5,642
easyJet PLC	117	1,645
Ferguson PLC	170	14,635
GlaxoSmithKline PLC	3,626	72,353
Informa PLC	837	7,296
InterContinental Hotels Group PLC	132	7,253
Intertek Group PLC	116	7,808
ITV PLC	2,732	4,067
J Sainsbury PLC	1,332	3,330
Johnson Matthey PLC	140	4,490
Kingfisher PLC	1,399	3,384
Legal & General Group PLC	4,256	14,134
London Stock Exchange Group PLC	231	22,353
Marks & Spencer Group PLC	1,542	3,120
Meggitt PLC	540	3,738
Mondi PLC	359	7,163
National Grid PLC	2,508	31,484
Next PLC	94	7,302
Pearson PLC	580	4,131
Prudential PLC	1,871	30,279
Reckitt Benckiser Group PLC	508	37,122
RELX PLC	1,404	33,490

	Number of Shares	Value
United Kingdom (Continued)
Rentokil Initial PLC	1,390	$8,593
RSA Insurance Group PLC	778	5,156
Schroders PLC	107	3,901
Segro PLC REIT	774	8,119
Smith & Nephew PLC	632	14,038
Spirax-Sarco Engineering PLC	52	5,576
SSE PLC	726	14,179
Standard Chartered PLC	2,017	14,494
Standard Life Aberdeen PLC	1,754	6,192
Taylor Wimpey PLC	2,688	6,942
Tesco PLC	7,183	20,965
Unilever NV	1,065	55,702
Unilever PLC	802	42,717
Whitbread PLC	104	5,173
Wm Morrison Supermarkets PLC	1,741	3,808
WPP PLC	924	8,885

(Cost $645,188)		653,769

United States — 0.0%
Ovintiv, Inc. (Cost $7,710)	221	2,554

TOTAL COMMON STOCKS (Cost $7,327,626)		7,454,010

PREFERRED STOCKS — 1.1%
Brazil — 0.8%
Banco Bradesco SA	2,866	19,394
Cia Energetica de Minas Gerais	642	1,986
Itau Unibanco Holding SA	3,538	25,094
Itausa — Investimentos Itau SA	3,246	8,641
Telefonica Brasil SA	338	3,999

(Cost $72,733)		59,114

Chile — 0.0%
Embotelladora Andina SA, Class B	379	913
Sociedad Quimica y Minera de Chile SA, Class B	92	2,406

(Cost $5,661)		3,319

Germany — 0.3%
Bayerische Motoren Werke AG	36	1,840
Henkel AG & Co. KGaA	134	12,317
Sartorius AG	27	6,139

(Cost $21,891)		20,296

South Korea — 0.0%
AMOREPACIFIC Group	1	35
LG Chem Ltd.	8	1,232
LG Household & Health Care Ltd.	2	1,207

(Cost $2,583)		2,474

TOTAL PREFERRED STOCKS (Cost $102,868)		85,203

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 2/16/21	400	11

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
Minor International PCL*, expires 9/30/21	80	$4

TOTAL WARRANTS (Cost $0)		15

EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)	275	6,625
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (b)(d)	175	4,352

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,101)		10,977

SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (e)(f) (Cost $70,906)	70,906	70,906

TOTAL INVESTMENTS — 100.2% (Cost $7,513,501)		$7,621,111
Other assets and liabilities, net — (0.2%)		(14,110)

NET ASSETS — 100.0%		$7,607,001

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)
2,415	64,204		(61,305)	2,104	(793)	—	—	275	6,625
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)
—	18,146		(13,722)	321	(393)	—	—	175	4,352

SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (e)(f)
51,069	19,837	(g)	—	—	—	523	—	70,906	70,906

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54% (e)
6,580	233,208		(239,788)	—	—	93	—	—	—

60,064	335,395		(314,815)	2,425	(1,186)	616	—	71,356	81,883

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $77,099, which is 1.0% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $18,338.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	1	$55,280	$50,440	3/20/2020	$(4,840)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$7,453,099	$—	$911	$7,454,010
Preferred Stocks (h)	85,203	—	—	85,203
Warrants	15	—	—	15
Exchange-Traded Funds	10,977	—	—	10,977
Short-Term Investments (h)	70,906	—	—	70,906

TOTAL	$7,620,200	$—	$911	$7,621,111

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(4,840)	$—	$—	$(4,840)

TOTAL	$(4,840)	$—	$—	$(4,840)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 29, 2020, the amount of transfers between Level 1 and Level 3 was $2,316. The investment were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 9.4%
AMP Ltd.*	4,779	$5,161
APA Group (a)	1,647	11,405
ASX Ltd.	283	13,528
Aurizon Holdings Ltd.	2,895	9,015
AusNet Services	2,896	3,165
Australia & New Zealand Banking Group Ltd.	4,071	65,173
Bendigo & Adelaide Bank Ltd. (b)	674	3,994
BlueScope Steel Ltd.	656	4,999
Boral Ltd.	1,621	4,724
Brambles Ltd.	2,354	18,152
Coca-Cola Amatil Ltd.	698	5,171
Cochlear Ltd.	79	10,574
Coles Group Ltd.	1,687	15,456
Commonwealth Bank of Australia	2,504	132,030
Computershare Ltd.	680	6,717
CSL Ltd.	650	129,682
Dexus REIT	1,534	12,027
Fortescue Metals Group Ltd. (b)	2,005	13,031
Goodman Group REIT	2,379	22,977
GPT Group REIT	2,812	10,479
Harvey Norman Holdings Ltd.	749	1,792
Insurance Australia Group Ltd.	3,235	13,307
Lendlease Group (a)	804	9,139
Macquarie Group Ltd.	467	40,597
Mirvac Group REIT	5,229	10,249
National Australia Bank Ltd.	4,135	66,918
Newcrest Mining Ltd.	1,102	18,687
Orica Ltd.	524	6,689
Origin Energy Ltd.	2,398	10,792
Ramsay Health Care Ltd.	224	9,822
SEEK Ltd.	455	6,067
Stockland REIT	3,311	10,055
Sydney Airport (a)	1,658	8,306
Telstra Corp. Ltd.	5,876	12,995
Transurban Group (a)	3,895	37,293
Wesfarmers Ltd.	1,640	42,983
Westpac Banking Corp.	5,086	77,520
Woodside Petroleum Ltd.	1,358	24,446
Worley Ltd.	472	3,810

(Cost $976,653)		908,927

Austria — 0.2%
ANDRITZ AG	103	3,611
OMV AG	207	8,606
voestalpine AG	196	4,259

(Cost $21,922)		16,476

Belgium — 0.7%
Colruyt SA	84	3,859
KBC Group NV	350	23,075
Solvay SA	104	9,377
UCB SA	188	17,256
Umicore SA	290	12,031

(Cost $73,825)		65,598

	Number of Shares	Value
Denmark — 3.0%
Chr Hansen Holding A/S	152	$10,745
Coloplast A/S, Class B	160	21,280
Demant A/S*	168	5,099
Genmab A/S*	93	20,806
H Lundbeck A/S	96	3,288
ISS A/S	235	4,180
Novo Nordisk A/S, Class B	2,534	147,425
Novozymes A/S, Class B	303	15,281
Orsted A/S, 144A	263	26,883
Pandora A/S	151	6,741
Tryg A/S	182	5,008
Vestas Wind Systems A/S	262	25,009

(Cost $261,309)		291,745

Finland — 0.8%
Metso OYJ	144	4,622
Neste OYJ	603	23,620
Nokian Renkaat OYJ	194	5,025
Orion OYJ, Class B	143	5,647
Stora Enso OYJ, Class R	854	10,047
UPM-Kymmene OYJ	751	22,875
Wartsila OYJ Abp	625	6,456

(Cost $86,832)		78,292

France — 9.7%
Accor SA	255	9,151
Air Liquide SA	682	92,070
Atos SE	135	9,980
AXA SA	2,764	63,622
Bouygues SA	338	13,173
Carrefour SA	883	15,175
Casino Guichard Perrachon SA (b)	77	2,976
Cie de Saint-Gobain	696	24,159
Cie Generale des Etablissements Michelin SCA	237	25,054
CNP Assurances	251	3,901
Credit Agricole SA	1,602	19,022
Danone SA	879	61,524
Eiffage SA	117	12,392
EssilorLuxottica SA	405	54,764
Eurazeo SE	48	3,195
Gecina SA REIT	70	12,356
Getlink SE	600	9,609
Ingenico Group SA	84	11,806
JCDecaux SA	108	2,468
Kering SA	109	60,560
Klepierre SA REIT	281	8,340
L’Oreal SA	358	94,772
Natixis SA	1,332	5,365
Orange SA	2,858	38,269
Schneider Electric SE	776	77,142
Teleperformance	86	20,764
TOTAL SA	3,404	143,508
Unibail-Rodamco-Westfield REIT	199	23,826
Valeo SA	306	7,657
Wendel SA	38	4,621

(Cost $1,002,604)		931,221

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Germany — 10.0%
adidas AG	254	$69,905
Allianz SE	603	129,029
BASF SE	1,290	75,214
Bayerische Motoren Werke AG	485	31,395
Beiersdorf AG	142	14,803
Commerzbank AG	1,475	8,443
Deutsche Boerse AG	276	43,066
Deutsche Post AG	1,407	41,915
Deutsche Wohnen SE	512	20,505
E.ON SE	3,210	36,776
Fraport AG Frankfurt Airport Services Worldwide	62	3,878
HeidelbergCement AG	206	12,183
Henkel AG & Co. KGaA	134	11,312
Infineon Technologies AG	1,782	36,788
Merck KGaA	190	22,759
METRO AG	244	2,810
MTU Aero Engines AG	75	18,182
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	202	51,189
RWE AG	835	28,580
SAP SE	1,394	170,825
Siemens AG	1,085	111,078
Symrise AG	181	17,524
Telefonica Deutschland Holding AG	1,535	3,981

(Cost $1,019,808)		962,140

Hong Kong — 2.5%
ASM Pacific Technology Ltd.	490	5,806
BOC Hong Kong Holdings Ltd.	5,349	18,361
CLP Holdings Ltd.	2,303	24,173
Hang Seng Bank Ltd.	1,101	22,958
HKT Trust & HKT Ltd. (a)	5,910	8,842
Hong Kong & China Gas Co. Ltd.	14,150	27,236
Hong Kong Exchanges & Clearing Ltd.	1,719	56,425
MTR Corp. Ltd.	2,020	11,366
PCCW Ltd.	7,301	4,394
Sun Hung Kai Properties Ltd.	2,287	32,516
Swire Pacific Ltd., Class A	704	6,342
Swire Properties Ltd.	1,686	4,987
Techtronic Industries Co. Ltd.	1,911	15,461

(Cost $246,069)		238,867

Ireland — 0.9%
CRH PLC	1,123	37,587
DCC PLC	143	10,104
Kerry Group PLC, Class A	236	29,812
Kingspan Group PLC	206	12,909

(Cost $88,132)		90,412

Israel — 0.3%
Bank Hapoalim BM	1,607	12,552
Bank Leumi Le-Israel BM	2,090	13,564
Mizrahi Tefahot Bank Ltd.	202	5,207

(Cost $29,581)		31,323

Italy — 1.0%
Assicurazioni Generali SpA	1,518	27,113

	Number of Shares	Value
Italy (Continued)
Intesa Sanpaolo SpA	21,514	$51,955
Snam SpA	2,967	14,571

(Cost $97,477)		93,639

Japan — 23.7%
Aeon Co. Ltd.	900	16,809
AEON Financial Service Co. Ltd.	100	1,454
AGC, Inc.	350	10,059
Ajinomoto Co., Inc.	700	11,759
ANA Holdings, Inc. (b)	100	2,696
Asahi Kasei Corp.	1,700	14,195
Astellas Pharma, Inc.	2,800	44,103
Benesse Holdings, Inc.	100	2,579
Bridgestone Corp.	800	26,745
Casio Computer Co. Ltd.	300	5,165
Central Japan Railway Co.	205	33,791
Chugai Pharmaceutical Co. Ltd.	316	34,320
CyberAgent, Inc.	128	4,859
Dai Nippon Printing Co. Ltd.	365	8,781
Daicel Corp.	500	4,316
Daifuku Co. Ltd.	116	6,904
Daikin Industries Ltd.	354	48,326
Daiwa House Industry Co. Ltd.	800	22,098
Denso Corp.	660	25,821
East Japan Railway Co.	429	33,086
Eisai Co. Ltd.	358	26,489
Fast Retailing Co. Ltd.	83	41,121
Fujitsu Ltd.	279	28,995
Hino Motors Ltd.	500	4,135
Hirose Electric Co. Ltd.	40	4,250
Hitachi Chemical Co. Ltd.	150	6,334
Hitachi Construction Machinery Co. Ltd.	100	2,469
Hitachi High-Tech Corp.	100	7,389
Hitachi Metals Ltd.	300	4,292
Honda Motor Co. Ltd.	2,300	59,694
Hulic Co. Ltd.	500	5,600
Inpex Corp.	1,500	12,973
Japan Retail Fund Investment Corp. REIT	4	7,606
JFE Holdings, Inc.	700	6,503
Kajima Corp.	700	7,547
Kansai Paint Co. Ltd.	200	4,370
Kao Corp.	684	49,893
Kawasaki Heavy Industries Ltd.	200	3,634
KDDI Corp.	2,500	70,876
Keio Corp.	114	5,485
Keyence Corp.	259	82,624
Kikkoman Corp.	200	9,289
Kobayashi Pharmaceutical Co. Ltd.	50	3,639
Komatsu Ltd.	1,400	28,327
Konami Holdings Corp.	100	3,611
Konica Minolta, Inc.	700	3,803
Kubota Corp.	1,500	21,179
Kuraray Co. Ltd.	500	5,210
Kurita Water Industries Ltd.	100	2,591
Kyocera Corp.	456	28,730
Kyushu Railway Co.	230	6,919
Lawson, Inc.	100	5,312
Marui Group Co. Ltd.	200	3,905

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Mitsubishi Chemical Holdings Corp.	2,000	$13,467
Mitsubishi Electric Corp.	2,500	31,776
Mitsubishi Estate Co. Ltd.	1,600	27,353
Mitsubishi Materials Corp.	150	3,429
Mitsubishi UFJ Lease & Finance Co. Ltd.	600	3,432
Mitsui Chemicals, Inc.	200	4,337
Mitsui Fudosan Co. Ltd.	1,300	29,859
Mizuho Financial Group, Inc.	33,900	46,388
Murata Manufacturing Co. Ltd.	850	45,083
Nabtesco Corp.	150	4,050
Nagoya Railroad Co. Ltd.	200	5,227
NEC Corp.	350	13,109
NGK Insulators Ltd.	500	7,866
NGK Spark Plug Co. Ltd.	200	3,291
Nikon Corp.	500	5,141
Nintendo Co. Ltd.	159	53,464
Nippon Express Co. Ltd.	100	4,793
Nippon Prologis REIT, Inc. REIT	2	5,427
Nippon Yusen KK	200	2,863
Nissin Foods Holdings Co. Ltd.	100	7,880
Nitori Holdings Co. Ltd.	114	15,816
Nitto Denko Corp.	200	10,050
Nomura Real Estate Holdings, Inc.	100	2,158
Nomura Research Institute Ltd.	500	10,916
NSK Ltd.	600	4,600
NTT DOCOMO, Inc.	2,000	54,281
Obayashi Corp.	900	9,086
Odakyu Electric Railway Co. Ltd.	500	9,660
Omron Corp.	263	14,239
Ono Pharmaceutical Co. Ltd.	600	12,293
Oriental Land Co. Ltd.	285	32,406
ORIX Corp.	1,800	29,070
Osaka Gas Co. Ltd.	600	9,707
Otsuka Corp.	150	6,418
Panasonic Corp.	3,100	29,616
Park24 Co. Ltd.	100	1,950
Rakuten, Inc.	1,300	10,883
Recruit Holdings Co. Ltd.	2,000	69,680
Resona Holdings, Inc.	3,000	11,381
Santen Pharmaceutical Co. Ltd.	600	9,634
Secom Co. Ltd.	300	23,849
Sega Sammy Holdings, Inc.	200	2,638
Sekisui Chemical Co. Ltd.	600	8,950
Sekisui House Ltd.	900	17,664
Seven & i Holdings Co. Ltd.	1,150	39,405
Sharp Corp.	400	4,673
Shimadzu Corp.	340	8,284
Shimizu Corp.	800	7,283
Shin-Etsu Chemical Co. Ltd.	503	56,635
Shiseido Co. Ltd.	600	35,700
Showa Denko KK	134	2,897
Sohgo Security Services Co. Ltd.	100	4,682
Sompo Holdings, Inc.	540	20,105
Sony Corp.	1,780	109,095
Stanley Electric Co. Ltd.	100	2,444
Sumitomo Chemical Co. Ltd.	2,100	7,651
Sumitomo Metal Mining Co. Ltd.	353	8,789

	Number of Shares	Value
Japan (Continued)
Sumitomo Mitsui Trust Holdings, Inc.	500	$17,151
Sumitomo Rubber Industries Ltd.	200	2,082
Suntory Beverage & Food Ltd.	200	7,621
Sysmex Corp.	200	12,829
T&D Holdings, Inc.	800	7,899
Taisei Corp.	274	9,386
Takeda Pharmaceutical Co. Ltd.	2,150	75,005
Teijin Ltd.	200	3,291
Tobu Railway Co. Ltd.	200	5,970
Toho Co. Ltd.	122	3,761
Tokyo Electron Ltd.	223	46,155
Tokyo Gas Co. Ltd.	600	12,143
Tokyu Corp.	700	10,747
Toray Industries, Inc.	2,100	12,162
TOTO Ltd.	200	7,593
Toyo Suisan Kaisha Ltd.	100	3,963
Toyoda Gosei Co. Ltd.	100	2,138
Unicharm Corp.	600	19,458
USS Co. Ltd.	400	6,326
West Japan Railway Co.	200	14,125
Yakult Honsha Co. Ltd.	130	5,948
Yamada Denki Co. Ltd.	900	4,330
Yamaha Corp.	169	8,304
Yamaha Motor Co. Ltd.	500	8,010
Yaskawa Electric Corp.	401	12,584
Yokogawa Electric Corp.	300	4,831

(Cost $2,359,464)		2,279,295

Luxembourg — 0.2%
Millicom International Cellular SA SDR	138	6,272
SES SA	506	5,769
Tenaris SA	696	6,245

(Cost $26,175)		18,286

Netherlands — 4.8%
Aegon NV	2,550	8,602
Akzo Nobel NV	319	25,282
ASML Holding NV	605	164,878
EXOR NV	158	11,121
ING Groep NV	5,555	52,531
Koninklijke Ahold Delhaize NV	1,678	39,039
Koninklijke DSM NV	260	29,060
Koninklijke KPN NV	5,012	12,117
Koninklijke Philips NV	1,279	54,398
Koninklijke Vopak NV	95	4,503
NN Group NV	453	15,346
QIAGEN NV*	298	10,868
Wolters Kluwer NV	405	29,504

(Cost $455,853)		457,249

New Zealand — 0.2%
Auckland International Airport Ltd.	1,492	7,283
Fletcher Building Ltd.	1,175	3,782
Meridian Energy Ltd.	1,752	5,021
Ryman Healthcare Ltd.	538	5,089

(Cost $21,101)		21,175

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Norway — 0.8%
Aker BP ASA	143	$3,347
Equinor ASA	1,460	21,773
Mowi ASA (b)	611	12,769
Norsk Hydro ASA	1,789	5,035
Orkla ASA	1,146	9,585
Schibsted ASA, Class B	134	3,194
Telenor ASA	1,061	16,842

(Cost $94,279)		72,545

Portugal — 0.3%
EDP — Energias de Portugal SA	3,574	16,567
Galp Energia SGPS SA	698	9,484
Jeronimo Martins SGPS SA	358	6,255

(Cost $32,732)		32,306

Singapore — 1.7%
Ascendas Real Estate Investment Trust REIT	4,312	9,454
CapitaLand Commercial Trust REIT	3,700	4,931
CapitaLand Ltd.	3,700	9,358
CapitaLand Mall Trust REIT	3,700	6,018
City Developments Ltd.	700	4,900
DBS Group Holdings Ltd.	2,500	43,186
Jardine Cycle & Carriage Ltd.	100	1,924
Keppel Corp. Ltd.	2,100	9,539
Oversea-Chinese Banking Corp. Ltd.	4,688	35,604
Singapore Airlines Ltd.	800	4,586
Singapore Exchange Ltd.	1,100	6,691
Singapore Press Holdings Ltd.	2,300	3,115
Singapore Telecommunications Ltd.	11,600	24,934
UOL Group Ltd.	700	3,696

(Cost $173,152)		167,936

Spain — 3.9%
Amadeus IT Group SA	604	42,130
Banco Bilbao Vizcaya Argentaria SA	9,557	45,503
Banco de Sabadell SA	7,986	6,941
Bankinter SA	950	5,572
CaixaBank SA	5,395	13,755
Enagas SA	314	8,071
Ferrovial SA	705	20,042
Iberdrola SA	8,712	98,759
Industria de Diseno Textil SA	1,542	47,647
Naturgy Energy Group SA	367	8,478
Red Electrica Corp. SA	618	11,774
Repsol SA	2,176	24,213
Telefonica SA	6,668	39,259

(Cost $406,379)		372,144

Sweden — 3.4%
Assa Abloy AB, Class B	1,391	30,833
Atlas Copco AB, Class A	975	34,102
Atlas Copco AB, Class B	517	15,774
Boliden AB	397	8,124
Electrolux AB, Series B	292	5,857
Essity AB, Class B	856	25,393
Hennes & Mauritz AB, Class B	1,127	20,152
Husqvarna AB, Class B	588	3,895

	Number of Shares	Value
Sweden (Continued)
ICA Gruppen AB (b)	116	$4,305
Investor AB, Class B	651	32,049
Kinnevik AB, Class B	374	7,503
L E Lundbergforetagen AB, Class B	110	4,504
Sandvik AB	1,600	26,141
Skandinaviska Enskilda Banken AB, Class A	2,323	21,910
Skanska AB, Class B	475	10,235
SKF AB, Class B	539	9,340
Svenska Handelsbanken AB, Class A	2,242	22,311
Swedbank AB, Class A	1,260	18,812
Tele2 AB, Class B	707	10,169
Telia Co. AB	3,963	15,504

(Cost $333,079)		326,913

Switzerland — 8.6%
ABB Ltd.	2,669	57,381
Adecco Group AG	229	12,156
Alcon, Inc.*	585	35,634
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3	23,338
Cie Financiere Richemont SA	737	49,796
Clariant AG*	275	5,762
Coca-Cola HBC AG*	290	9,164
Givaudan SA	13	40,372
Kuehne + Nagel International AG	80	11,616
Lonza Group AG*	108	42,667
Roche Holding AG	1,003	320,914
SGS SA	9	22,297
Sika AG	180	31,873
Sonova Holding AG	78	18,518
Swiss Re AG	421	39,858
Swisscom AG	37	19,632
Vifor Pharma AG	63	10,459
Zurich Insurance Group AG	210	80,468

(Cost $757,279)		831,905

United Arab Emirates — 0.0%
NMC Health PLC (c) (Cost $6,025)	144	1,726

United Kingdom — 13.3%
3i Group PLC	1,365	17,575
Associated British Foods PLC	499	14,373
Aviva PLC	5,598	25,083
Barratt Developments PLC	1,425	13,782
Berkeley Group Holdings PLC	181	10,991
British Land Co. PLC REIT	1,298	8,306
BT Group PLC	11,449	20,710
Burberry Group PLC	569	11,985
CNH Industrial NV	1,419	13,015
Coca-Cola European Partners PLC	330	16,817
Compass Group PLC	2,282	49,858
Croda International PLC	176	10,238
easyJet PLC	221	3,106
Ferguson PLC	334	28,754
GlaxoSmithKline PLC	7,073	141,135
Informa PLC	1,818	15,846
InterContinental Hotels Group PLC	236	12,968

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Intertek Group PLC	227	$15,280
ITV PLC	5,102	7,595
J Sainsbury PLC	2,417	6,043
Johnson Matthey PLC	290	9,301
Kingfisher PLC	2,780	6,724
Legal & General Group PLC	8,631	28,663
London Stock Exchange Group PLC	454	43,933
Marks & Spencer Group PLC	2,979	6,027
Meggitt PLC	1,120	7,754
Mondi PLC	689	13,746
National Grid PLC	4,973	62,428
Next PLC	188	14,605
Pearson PLC	1,078	7,678
Prudential PLC	3,715	60,121
Reckitt Benckiser Group PLC	1,017	74,317
RELX PLC	2,729	65,096
Rentokil Initial PLC	2,654	16,407
RSA Insurance Group PLC	1,492	9,887
Schroders PLC	173	6,307
Segro PLC REIT	1,647	17,276
Smith & Nephew PLC	1,236	27,454
Spirax-Sarco Engineering PLC	103	11,045
SSE PLC	1,433	27,986
Standard Chartered PLC	3,751	26,955
Standard Life Aberdeen PLC	3,574	12,618
Taylor Wimpey PLC	4,722	12,195
Tesco PLC	13,896	40,557
Unilever NV	2,078	108,685
Unilever PLC	1,574	83,837
Whitbread PLC	190	9,450

	Number of Shares	Value
United Kingdom (Continued)
Wm Morrison Supermarkets PLC	3,632	$7,945
WPP PLC	1,788	17,193

(Cost $1,348,101)		1,279,650

TOTAL COMMON STOCKS (Cost $9,917,831)		9,569,770

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	65	3,321
Henkel AG & Co. KGaA	261	23,991
Sartorius AG	49	11,142

(Cost $44,241)		38,454

TOTAL PREFERRED STOCKS (Cost $44,241)		38,454

EXCHANGE-TRADED FUNDS — 0.0%
iShares Trust iShares ESG MSCI EAFE ETF (b) (Cost $3,263)	50	3,104

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (d)(e) (Cost $29,585)	29,585	29,585

TOTAL INVESTMENTS — 100.1% (Cost $9,994,920)		$9,640,913
Other assets and liabilities, net — (0.1%)		(6,991)

NET ASSETS — 100.0%		$9,633,922

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (d)(e)
42,850	—	(13,265	)(f)	—	—	478	—	29,585	29,585

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54% (d)
2,055	144,161	(146,216)		—	—	60	—	—	—

44,905	144,161	(159,481)		—	—	538	—	29,585	29,585

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $38,340, which is 0.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $13,990.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX Futures	EUR	1	$16,882	$15,268	3/20/2020	$(1,614)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$9,568,044	$—	$1,726	$9,569,770
Preferred Stocks	38,454	—	—	38,454
Exchange-Traded Funds	3,104	—	—	3,104
Short-Term Investments (g)	29,585	—	—	29,585

TOTAL	$9,639,187	$—	$1,726	$9,640,913

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(1,614)	$—	$—	$(1,614)

TOTAL	$(1,614)	$—	$—	$(1,614)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 29, 2020, the amount of transfers between Level 1 and Level 3 was $3,291. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.7%
Argentina — 0.1%
Globant SA* (Cost $8,821)	95	$10,736

Belgium — 0.0%
Titan Cement International SA (Cost $2,150)*	106	1,525

Brazil — 3.4%
Atacadao SA	978	4,485
B2W Cia Digital*	551	7,590
B3 SA — Brasil Bolsa Balcao	5,400	57,451
Banco do Brasil SA	2,107	21,884
Banco Santander Brasil SA	1,106	9,771
BR Malls Participacoes SA	2,076	7,519
Cielo SA	3,378	5,129
Cosan SA	386	6,260
Energisa SA	424	5,075
Engie Brasil Energia SA	558	5,879
Klabin SA	1,670	7,125
Localiza Rent a Car SA	1,564	17,174
Lojas Renner SA	2,070	24,455
Natura & Co. Holding SA	1,714	17,290
Notre Dame Intermedica Participacoes SA	1,251	17,533
TIM Participacoes SA	1,887	6,746
Ultrapar Participacoes SA	2,000	8,458
WEG SA	2,257	21,586

(Cost $214,884)		251,410

Chile — 0.6%
Aguas Andinas SA, Class A	8,308	2,836
Empresa Nacional de Telecomunicaciones SA*	448	2,351
Empresas CMPC SA	3,321	6,680
Empresas COPEC SA	983	7,608
Enel Americas SA	100,347	16,758
Latam Airlines Group SA	618	4,110
SACI Falabella	1,900	6,300

(Cost $68,100)		46,643

China — 32.5%
3SBio, Inc., 144A*	3,404	3,529
51job, Inc., ADR* (a)	72	5,383
AAC Technologies Holdings, Inc.	1,978	12,957
Air China Ltd., Class A	1,000	1,067
Air China Ltd., Class H	5,074	4,082
Alibaba Group Holding Ltd., ADR*	4,481	932,048
A-Living Services Co. Ltd., Class H, 144A	964	4,317
BAIC Motor Corp. Ltd., Class H, 144A	4,815	2,360
Bank of Shanghai Co. Ltd., Class A	2,300	2,833
Baoshan Iron & Steel Co. Ltd., Class A	2,900	2,157
Baozun, Inc., ADR* (a)	100	3,172
BBMG Corp., Class A	2,500	1,205
BBMG Corp., Class H	3,314	931
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	400	1,777
BEST, Inc., ADR*	443	2,397
BYD Co. Ltd., Class A	200	1,870
BYD Co. Ltd., Class H (a)	1,785	10,926
BYD Electronic International Co. Ltd.	1,572	2,945

	Number of Shares	Value
China (Continued)
China CITIC Bank Corp. Ltd., Class H	20,848	$10,835
China Conch Venture Holdings Ltd.	4,398	21,389
China Construction Bank Corp., Class H	246,891	199,590
China Eastern Airlines Corp. Ltd., Class A*	1,600	1,039
China Eastern Airlines Corp. Ltd., Class H*	3,797	1,627
China Everbright Bank Co. Ltd., Class H	9,368	3,751
China Jushi Co. Ltd., Class A	1,000	1,342
China Lesso Group Holdings Ltd.	2,014	3,024
China Longyuan Power Group Corp. Ltd., Class H	8,106	4,244
China Medical System Holdings Ltd.	3,767	4,640
China Merchants Bank Co. Ltd., Class H	10,238	48,280
China Merchants Securities Co. Ltd., Class A	1,000	2,525
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,500	3,721
China Minsheng Banking Corp. Ltd., Class H	18,850	12,723
China Molybdenum Co. Ltd., Class A	2,000	1,165
China Molybdenum Co. Ltd., Class H (a)	8,614	3,217
China Resources Pharmaceutical Group Ltd., 144A	4,506	3,920
China Shenhua Energy Co. Ltd., Class A	600	1,373
China Shenhua Energy Co. Ltd., Class H	9,300	16,134
China Vanke Co. Ltd., Class A	1,500	6,350
China Vanke Co. Ltd., Class H	3,957	15,233
China Zhongwang Holdings Ltd.	3,781	1,271
Contemporary Amperex Technology Co. Ltd., Class A	304	5,900
Country Garden Services Holdings Co. Ltd.	3,274	12,772
CSPC Pharmaceutical Group Ltd.	12,534	28,564
Dali Foods Group Co. Ltd., 144A	5,848	3,865
ENN Energy Holdings Ltd.	2,099	23,258
Eve Energy Co. Ltd., Class A*	200	1,904
Fosun International Ltd.	6,760	8,614
GEM Co. Ltd., Class A	2,100	1,607
Genscript Biotech Corp.*	2,612	5,437
Greenland Holdings Corp. Ltd., Class A	1,200	1,003
Greentown Service Group Co. Ltd.	2,970	3,712
Guangzhou Automobile Group Co. Ltd., Class A	500	776
Guangzhou Automobile Group Co. Ltd., Class H	7,361	8,208
Hengli Petrochemical Co. Ltd., Class A	1,100	2,345
Huadong Medicine Co. Ltd., Class A	400	1,104
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,000	2,058
Jiangsu Expressway Co. Ltd., Class H	3,304	3,820
Jinke Properties Group Co. Ltd., Class A	1,400	1,508
Kingdee International Software Group Co. Ltd.	6,381	8,164
Legend Holdings Corp., Class H, 144A	1,154	1,984
Lenovo Group Ltd.	19,000	11,727
Meituan Dianping, Class B*	2,693	34,176
NARI Technology Co. Ltd., Class A	800	2,269
Offshore Oil Engineering Co. Ltd., Class A	100	83
Pinduoduo, Inc., ADR*	510	18,248
Poly Developments and Holdings Group Co. Ltd., Class A	2,000	4,632

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
China (Continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,403	$6,961
Shanghai International Airport Co. Ltd., Class A	100	940
Shanghai M&G Stationery, Inc., Class A	200	1,270
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	801
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,075	3,797
Shenzhen Expressway Co. Ltd., Class H	1,788	2,164
Shenzhen Inovance Technology Co. Ltd., Class A	400	1,620
Shenzhou International Group Holdings Ltd.	2,008	24,672
Shui On Land Ltd.	8,670	1,724
Sichuan Chuantou Energy Co. Ltd., Class A	800	1,047
Sino-Ocean Group Holding Ltd.	7,165	2,602
Sinopharm Group Co. Ltd., Class H	3,383	10,440
Sinotrans Ltd., Class H	4,587	1,295
Sinotruk Hong Kong Ltd.	1,828	3,495
SOHO China Ltd.	5,067	1,834
Suning.com Co. Ltd., Class A	1,200	1,593
TCL Technology Group Corp., Class A	2,900	2,439
Tencent Holdings Ltd.	14,777	731,924
Vipshop Holdings Ltd., ADR*	1,178	15,114
Wuxi Biologics Cayman, Inc., 144A*	1,925	28,160
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,054
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,164	2,149
Yuzhou Properties Co. Ltd.	5,498	2,695
Zhejiang Expressway Co. Ltd., Class H	4,006	3,028
Zhejiang Huayou Cobalt Co. Ltd., Class A	200	1,081
Zhengzhou Yutong Bus Co. Ltd., Class A	600	1,294
Zhongsheng Group Holdings Ltd.	1,521	5,787
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,100	1,887
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (a)	2,978	2,469

(Cost $2,097,398)		2,426,423

Colombia — 0.1%
Grupo Argos SA	860	3,637
Interconexion Electrica SA ESP	1,224	6,418

(Cost $9,690)		10,055

Cyprus — 0.1%
Polymetal International PLC (Cost $6,647)	563	8,588

Czech Republic — 0.2%
CEZ AS	377	7,174
Komercni banka AS	204	6,217

(Cost $17,173)		13,391

Egypt — 0.3%
Commercial International Bank Egypt SAE (Cost $11,368)	3,602	19,023

Greece — 0.2%
Alpha Bank AE*	3,321	4,695

	Number of Shares	Value
Greece (Continued)
Hellenic Telecommunications Organization SA	621	$8,745
Motor Oil Hellas Corinth Refineries SA	180	2,926

(Cost $17,280)		16,366

Hong Kong — 2.8%
Alibaba Health Information Technology Ltd.*	9,914	19,006
Alibaba Pictures Group Ltd.*	40,826	5,501
Beijing Enterprises Water Group Ltd.*	14,035	6,519
China Agri-Industries Holdings Ltd.	4,924	2,673
China Everbright International Ltd.	10,098	6,725
China Gas Holdings Ltd.	4,462	16,318
China Mengniu Dairy Co. Ltd.*	7,363	26,408
China Overseas Land & Investment Ltd.	9,565	32,096
China Resources Gas Group Ltd.	2,092	10,442
CITIC Ltd.	14,012	15,553
Geely Automobile Holdings Ltd.	12,970	23,067
Hutchison China MediTech Ltd., ADR*	153	3,568
Lee & Man Paper Manufacturing Ltd.	2,038	1,590
Shanghai Industrial Holdings Ltd.	1,000	1,766
Shenzhen Investment Ltd.	9,074	3,051
Sino Biopharmaceutical Ltd.	17,645	25,540
Towngas China Co. Ltd.*	2,866	1,662
Wharf Holdings Ltd.	2,298	4,848

(Cost $195,653)		206,333

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	1,150	8,844
OTP Bank Nyrt	593	25,639

(Cost $37,465)		34,483

India — 10.7%
Ambuja Cements Ltd.*	1,169	3,321
Ashok Leyland Ltd.	3,014	2,919
Asian Paints Ltd.	751	18,710
Axis Bank Ltd.	5,325	51,451
Bajaj Auto Ltd.	216	8,650
Berger Paints India Ltd.	494	3,878
Bharat Petroleum Corp. Ltd.	1,750	10,339
Bharti Airtel Ltd.*	6,451	46,795
Britannia Industries Ltd.	150	6,174
Dabur India Ltd.	1,315	9,040
DLF Ltd.	1,419	3,966
Eicher Motors Ltd.	36	8,282
Grasim Industries Ltd.	690	6,570
Havells India Ltd.	621	5,275
HCL Technologies Ltd.	2,766	20,480
Hero MotoCorp Ltd.	259	7,363
Hindalco Industries Ltd.	3,250	7,021
Hindustan Petroleum Corp. Ltd.	1,432	3,920
Hindustan Unilever Ltd.	1,713	51,621
Housing Development Finance Corp. Ltd.	4,229	127,498
Infosys Ltd.	3,154	31,978
Infosys Ltd., ADR	5,550	55,888
Lupin Ltd.	550	4,878
Mahindra & Mahindra Ltd.	2,000	12,666
Marico Ltd.	1,300	5,382

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
India (Continued)
Nestle India Ltd.	60	$13,119
Petronet LNG Ltd.	1,500	5,105
Pidilite Industries Ltd.	300	6,290
Piramal Enterprises Ltd.	254	4,599
Reliance Industries Ltd.	7,329	134,932
Shree Cement Ltd.	21	6,597
Siemens Ltd.	161	2,909
Tata Consultancy Services Ltd.	2,300	63,745
Tech Mahindra Ltd.	1,250	12,894
Titan Co. Ltd.	778	13,524
UPL Ltd.	1,500	10,802
Wipro Ltd.	951	2,918
Wipro Ltd., ADR	1,904	6,569

(Cost $832,119)		798,068

Indonesia — 2.6%
PT Astra International Tbk	52,733	20,307
PT Bank Central Asia Tbk	25,937	56,854
PT Bank Mandiri Persero Tbk	49,153	24,923
PT Bank Negara Indonesia Persero Tbk	20,011	9,798
PT Bank Rakyat Indonesia Persero Tbk	139,727	40,805
PT Barito Pacific Tbk*	65,955	4,528
PT Bukit Asam Tbk	5,510	860
PT Indah Kiat Pulp & Paper Corp. Tbk	7,865	3,084
PT Indofood Sukses Makmur Tbk	11,377	5,154
PT Jasa Marga Persero Tbk	6,026	1,966
PT Kalbe Farma Tbk	60,044	5,106
PT Pabrik Kertas Tjiwi Kimia Tbk	2,898	1,212
PT Pakuwon Jati Tbk	33,114	1,223
PT Perusahaan Gas Negara Tbk	29,323	2,616
PT Unilever Indonesia Tbk	21,175	10,073
PT United Tractors Tbk	4,520	5,230

(Cost $209,944)		193,739

Malaysia — 2.6%
AMMB Holdings Bhd	3,600	3,160
Axiata Group Bhd	6,383	6,330
CIMB Group Holdings Bhd	13,084	14,962
DiGi.Com Bhd	8,400	8,290
Fraser & Neave Holdings Bhd	300	2,187
HAP Seng Consolidated Bhd	1,600	3,401
Hartalega Holdings Bhd	4,100	6,031
Hong Leong Bank Bhd	1,800	6,534
IHH Healthcare Bhd	5,400	7,303
Malayan Banking Bhd	10,318	20,612
Malaysia Airports Holdings Bhd	2,600	4,065
Maxis Bhd	6,700	8,631
MISC Bhd	3,000	5,402
Nestle Malaysia Bhd	200	6,785
Petronas Dagangan Bhd	700	3,793
PPB Group Bhd	1,300	5,582
Press Metal Aluminium Holdings Bhd	3,700	4,091
Public Bank Bhd	7,735	31,380
RHB Bank Bhd	4,000	5,267
Sime Darby Bhd	7,200	3,416
Telekom Malaysia Bhd	3,000	2,634
Tenaga Nasional Bhd	8,000	22,966

	Number of Shares	Value
Malaysia (Continued)
Top Glove Corp. Bhd	4,500	$6,021
Westports Holdings Bhd	2,700	2,204
YTL Corp. Bhd	6,600	1,323

(Cost $222,750)		192,370

Mexico — 1.5%
Alfa SAB de CV, Class A	7,804	4,955
Alsea SAB de CV*	1,203	2,426
Arca Continental SAB de CV	1,186	6,470
Cemex SAB de CV, Series CPO	40,930	13,108
Coca-Cola Femsa SAB de CV	1,451	7,988
Fomento Economico Mexicano SAB de CV	4,889	39,319
Gruma SAB de CV, Class B	509	4,861
Grupo Aeroportuario del Sureste SAB de CV, Class B	554	9,092
Grupo Bimbo SAB de CV, Series A	4,078	6,116
Industrias Penoles SAB de CV	390	3,496
Infraestructura Energetica Nova SAB de CV	1,269	5,488
Kimberly-Clark de Mexico SAB de CV, Class A*	4,286	8,069

(Cost $123,120)		111,388

Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	4,630	3,874
Aboitiz Power Corp.	4,700	2,535
Bank of the Philippine Islands	1,940	2,820
BDO Unibank, Inc.	5,370	14,643
Globe Telecom, Inc.	80	2,792
JG Summit Holdings, Inc.	7,670	10,156
Manila Electric Co.	580	3,070
Metropolitan Bank & Trust Co.*	4,576	5,032
SM Investments Corp.	562	10,744
SM Prime Holdings, Inc.	26,400	19,836

(Cost $76,010)		75,502

Poland — 0.9%
Bank Millennium SA*	1,695	2,075
Bank Polska Kasa Opieki SA	455	10,160
CCC SA	82	1,496
Grupa Lotos SA	260	3,921
KGHM Polska Miedz SA*	371	6,638
mBank SA*	37	2,796
Orange Polska SA*	1,812	2,836
Polski Koncern Naftowy ORLEN SA	800	11,898
Polskie Gornictwo Naftowe i Gazownictwo SA	4,393	3,530
Powszechny Zaklad Ubezpieczen SA	1,606	14,155
Santander Bank Polska SA	88	5,598

(Cost $99,882)		65,103

Qatar — 1.0%
Commercial Bank PSQC	5,290	6,574
Ooredoo QPSC	2,200	3,821
Qatar Fuel QSC	1,040	5,512
Qatar National Bank QPSC	11,880	61,468

(Cost $76,852)		77,375

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Romania — 0.1%
NEPI Rockcastle PLC (Cost $8,172)	1,023	$7,413

Russia — 2.0%
Inter RAO UES PJSC	94,565	7,323
LUKOIL PJSC	1,042	88,376
LUKOIL PJSC, ADR	31	2,677
Novatek PJSC, GDR	238	34,105
Novolipetsk Steel PJSC	3,151	5,858
PhosAgro PJSC, GDR	301	3,314
Polyus PJSC	73	9,195

(Cost $149,408)		150,848

Saudi Arabia — 1.0%
Almarai Co. JSC	668	8,155
Banque Saudi Fransi	1,454	13,197
Saudi Arabian Mining Co.*	1,088	11,050
Saudi Basic Industries Corp.	1,883	39,502

(Cost $91,571)		71,904

Singapore — 0.1%
BOC Aviation Ltd., 144A (Cost $4,197)	534	4,636

South Africa — 6.9%
Absa Group Ltd.	1,738	14,616
Anglo American Platinum Ltd. (a)	140	9,321
Aspen Pharmacare Holdings Ltd.*	911	5,791
Bid Corp. Ltd.	900	15,912
Bidvest Group Ltd. (a)	770	8,810
Clicks Group Ltd.	700	10,479
Exxaro Resources Ltd.	701	4,991
FirstRand Ltd. (a)	8,802	30,840
Fortress REIT Ltd., Class A REIT	3,500	3,593
Foschini Group Ltd.	661	5,241
Gold Fields Ltd.	2,167	12,703
Growthpoint Properties Ltd. REIT	7,701	8,616
Investec Ltd.	725	3,635
Kumba Iron Ore Ltd. (a)	161	2,872
Liberty Holdings Ltd. (a)	401	2,389
Life Healthcare Group Holdings Ltd.	4,045	5,734
Momentum Metropolitan Holdings	2,010	2,274
Mr Price Group Ltd.	650	6,238
MTN Group Ltd. (a)	4,485	21,012
MultiChoice Group*	1,085	6,236
Naspers Ltd., Class N	1,141	172,689
Nedbank Group Ltd.	965	10,834
Northam Platinum Ltd.*	922	6,518
Old Mutual Ltd.	12,446	12,389
Pick n Pay Stores Ltd.	1,000	3,511
PSG Group Ltd.	384	4,555
Redefine Properties Ltd. REIT	13,434	4,637
Remgro Ltd.	1,265	12,866
RMB Holdings Ltd.	2,000	8,907
Sanlam Ltd.	4,593	18,972
Sasol Ltd. (a)	1,500	17,725
Shoprite Holdings Ltd.	1,166	8,310
SPAR Group Ltd.	508	5,296
Standard Bank Group Ltd. (a)	3,236	30,547

	Number of Shares	Value
South Africa (Continued)
Vodacom Group Ltd.	1,708	$11,907
Woolworths Holdings Ltd. (a)	2,422	5,504

(Cost $735,721)		516,470

South Korea — 4.7%
Amorepacific Corp.	77	10,208
AMOREPACIFIC Group	67	3,420
BNK Financial Group, Inc.	786	3,993
CJ CheilJedang Corp.	21	4,219
CJ Corp.	40	2,651
Coway Co. Ltd.	137	7,772
Doosan Bobcat, Inc.	91	2,128
GS Engineering & Construction Corp.	161	3,480
GS Holdings Corp.	140	4,755
Hana Financial Group, Inc.	784	20,270
Hankook Tire & Technology Co. Ltd.	215	4,514
Hanwha Solutions Corp.	290	4,262
Hyundai Heavy Industries Holdings Co. Ltd.	28	6,236
Hyundai Marine & Fire Insurance Co. Ltd.	172	3,201
KB Financial Group, Inc.	990	31,709
Korea Gas Corp.	80	1,851
LG Chem Ltd.	120	36,361
LG Corp.	248	13,784
LG Display Co. Ltd.	650	7,279
LG Electronics, Inc.	274	13,627
LG Household & Health Care Ltd.	23	23,123
LG Innotek Co. Ltd.	40	4,282
Lotte Chemical Corp.	45	6,947
Lotte Corp.	68	1,627
OCI Co. Ltd.*	55	2,230
Samsung Card Co. Ltd.	58	1,609
Samsung Fire & Marine Insurance Co. Ltd.	80	13,042
Samsung SDI Co. Ltd.	144	34,977
Shinhan Financial Group Co. Ltd.	1,167	31,037
SK Holdings Co. Ltd.	93	14,702
SK Innovation Co. Ltd.	141	13,119
SK Telecom Co. Ltd.	52	9,098
S-Oil Corp.	110	6,032
Yuhan Corp.	27	4,758

(Cost $457,933)		352,303

Taiwan — 16.9%
Acer, Inc.	7,500	4,050
Advantech Co. Ltd.	944	9,181
ASE Technology Holding Co. Ltd.	9,036	21,277
AU Optronics Corp.	21,617	6,782
Catcher Technology Co. Ltd.	1,651	12,923
Cathay Financial Holding Co. Ltd.	20,505	27,122
Chailease Holding Co. Ltd.	3,195	12,134
Cheng Shin Rubber Industry Co. Ltd.	5,417	7,076
China Airlines Ltd.	8,225	2,217
China Steel Corp.	28,936	21,980
Chunghwa Telecom Co. Ltd.	9,490	33,849
CTBC Financial Holding Co. Ltd.	46,287	34,701
Delta Electronics, Inc.	5,163	23,872
E.Sun Financial Holding Co. Ltd.	27,651	26,528
Eva Airways Corp.	4,813	1,915
Evergreen Marine Corp. Taiwan Ltd.*	6,560	2,502

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Far Eastern New Century Corp.	7,978	$7,443
Far EasTone Telecommunications Co. Ltd.	4,279	9,341
First Financial Holding Co. Ltd.	26,565	20,793
Fubon Financial Holding Co. Ltd.	17,441	25,603
Giant Manufacturing Co. Ltd.	900	4,889
Hiwin Technologies Corp.	596	5,935
Hotai Motor Co. Ltd.	788	16,317
Hua Nan Financial Holdings Co. Ltd.	20,284	14,436
Innolux Corp.	21,212	5,534
Inventec Corp.	6,889	5,221
Lite-On Technology Corp.	5,500	7,965
MediaTek, Inc.	3,959	47,070
Nan Ya Plastics Corp.	12,792	28,770
President Chain Store Corp.	1,577	15,442
Quanta Computer, Inc.	7,252	14,849
Ruentex Development Co. Ltd.*	1,335	1,810
SinoPac Financial Holdings Co. Ltd.	28,328	12,162
Standard Foods Corp.	1,072	2,404
Taishin Financial Holding Co. Ltd.	24,207	11,352
Taiwan Business Bank	14,474	5,736
Taiwan High Speed Rail Corp.	4,767	5,431
Taiwan Mobile Co. Ltd.	4,050	14,044
Taiwan Semiconductor Manufacturing Co. Ltd.	63,498	662,672
Tatung Co. Ltd.*	5,461	3,796
Uni-President Enterprises Corp.	11,990	28,986
United Microelectronics Corp.	28,211	14,255
Wistron Corp.	7,837	7,001
Yuanta Financial Holding Co. Ltd.	26,214	16,622

(Cost $1,029,140)		1,263,988

Thailand — 3.0%
Advanced Info Service PCL, NVDR	3,100	19,648
Airports of Thailand PCL, NVDR	10,900	20,639
B Grimm Power PCL, NVDR	1,400	2,008
Bangkok Dusit Medical Services PCL, NVDR	24,700	17,377
Banpu PCL, NVDR	13,000	2,925
BTS Group Holdings PCL, NVDR	18,200	6,287
Bumrungrad Hospital PCL, NVDR	1,100	4,479
Central Pattana PCL, NVDR	5,800	9,742
CP ALL PCL, NVDR	15,200	31,672
Electricity Generating PCL, NVDR	800	6,921
Energy Absolute PCL, NVDR	4,600	5,685
Global Power Synergy PCL, NVDR	1,400	2,795
Gulf Energy Development PCL, NVDR	1,200	6,294
Home Product Center PCL, NVDR	15,200	6,166
Indorama Ventures PCL, NVDR	5,000	4,120
IRPC PCL, NVDR	30,000	2,091
Kasikornbank PCL, NVDR	4,700	17,725
Land & Houses PCL, NVDR	20,800	5,537
Minor International PCL, NVDR	7,800	6,798
Muangthai Capital PCL, NVDR	1,800	3,280
PTT Global Chemical PCL, NVDR	6,000	7,843
Siam Cement PCL, NVDR	2,100	20,631
Siam Commercial Bank PCL, NVDR	2,100	5,806
Thai Oil PCL, NVDR	3,300	4,523
TMB Bank PCL, NVDR	33,168	1,146

	Number of Shares		Value
Thailand (Continued)
True Corp. PCL, NVDR		34,100	$3,588

(Cost $284,449)			225,726

Turkey — 0.2%
Arcelik AS*		344	1,023
KOC Holding AS		2,100	5,780
Turkcell Iletisim Hizmetleri AS		2,621	5,804

(Cost $11,812)			12,607

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC		7,330	14,230
DP World PLC		461	7,491
Dubai Islamic Bank PJSC		3,479	5,115
First Abu Dhabi Bank PJSC		7,116	27,744

(Cost $57,338)			54,580

TOTAL COMMON STOCKS (Cost $7,157,047)			7,218,996

PREFERRED STOCKS — 3.0%
Brazil — 2.8%
Banco Bradesco SA		10,240	69,294
Cia Energetica de Minas Gerais		2,508	7,760
Itau Unibanco Holding SA		12,356	87,638
Itausa — Investimentos Itau SA		11,548	30,741
Telefonica Brasil SA		1,192	14,103

(Cost $257,634)			209,536

Chile — 0.1%
Embotelladora Andina SA, Class B		628	1,512
Sociedad Quimica y Minera de Chile SA, Class B		287	7,506

(Cost $15,616)			9,018

South Korea — 0.1%
Amorepacific Corp.		25	1,511
AMOREPACIFIC Group		5	175
LG Chem Ltd.		22	3,388
LG Household & Health Care Ltd.		6	3,621

(Cost $9,689)			8,695

TOTAL PREFERRED STOCKS (Cost $282,939)			227,249

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $64)	INR	4,500	64

	Number of Shares
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 2/16/21		1,821	50

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

Number of Shares		Value
Thailand (Continued)
Minor International PCL*, expires 9/30/21	305	$16

TOTAL WARRANTS (Cost $0)		66

SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c) (Cost $161,025)	161,025	161,025

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b) (Cost $1,190)	1,190	1,190

TOTAL INVESTMENTS — 101.9% (Cost $7,602,265)		$7,608,590
Other assets and liabilities, net — (1.9%)		(142,879)

NET ASSETS — 100.0%		$7,465,711

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c)
130,104	30,921	(d)	—	—	—	641	—	161,025	161,025

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b)
16,016	331,339		(346,165)	—	—	379	—	1,190	1,190

146,120	362,260		(346,165)	—	—	1,020	—	162,215	162,215

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $142,360, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,716.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Currency Abbreviations

INR	Indian Rupee

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$7,218,996	$—	$—	$7,218,996
Preferred Stocks (e)	227,249	—	—	227,249
Corporate Bonds	—	64	—	64
Warrants	66	—	—	66
Short-Term Investments (e)	162,215	—	—	162,215

TOTAL	$7,608,526	$64	$—	$7,608,590

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 10.4%
Alphabet, Inc., Class A*	38,177	$51,128,547
Alphabet, Inc., Class C*	39,774	53,270,511
CenturyLink, Inc. (a)	121,654	1,468,364
Discovery, Inc., Class A*	20,128	517,290
Discovery, Inc., Class C*	44,921	1,127,517
Electronic Arts, Inc.*	37,419	3,793,164
Liberty Broadband Corp., Class C*	13,774	1,734,009
Liberty Global PLC, Class A* (a)	20,371	397,642
Liberty Global PLC, Class C*	51,939	965,546
Omnicom Group, Inc.	27,889	1,932,150
TripAdvisor, Inc.	14,462	339,134
Verizon Communications, Inc.	529,526	28,679,128
Walt Disney Co.	230,770	27,150,091

(Cost $165,427,624)		172,503,093

Consumer Discretionary — 10.4%
Advance Auto Parts, Inc.	8,771	1,166,368
Aptiv PLC	32,901	2,569,897
Aramark	30,395	1,055,922
Best Buy Co., Inc.	30,395	2,299,382
Booking Holdings, Inc.*	5,376	9,115,868
BorgWarner, Inc.	25,383	802,103
Capri Holdings Ltd.*	19,118	493,627
CarMax, Inc.* (a)	21,624	1,887,991
Darden Restaurants, Inc.	15,277	1,489,507
Domino’s Pizza, Inc.	5,012	1,701,374
Expedia Group, Inc.	17,352	1,711,254
Gap, Inc.	27,889	399,649
Garmin Ltd.	17,079	1,509,613
Genuine Parts Co.	18,952	1,653,372
Hanesbrands, Inc. (a)	44,179	584,930
Harley-Davidson, Inc. (a)	20,371	620,704
Hasbro, Inc.	16,538	1,277,561
Hilton Worldwide Holdings, Inc.	35,232	3,424,550
Home Depot, Inc.	139,805	30,455,121
Kohl’s Corp.	20,371	797,525
LKQ Corp.*	39,166	1,158,530
Lowe’s Cos., Inc.	99,823	10,638,137
Lululemon Athletica, Inc.*	14,176	3,082,004
McDonald’s Corp.	97,018	18,837,985
MercadoLibre, Inc.*	5,696	3,508,907
Mohawk Industries, Inc.*	7,518	910,806
Newell Brands, Inc. (a)	48,956	755,391
NIKE, Inc., Class B	159,597	14,264,780
Nordstrom, Inc. (a)	13,783	478,270
Norwegian Cruise Line Holdings Ltd.*	27,464	1,023,309
NVR, Inc.*	449	1,646,564
PVH Corp.	9,744	722,128
Ross Stores, Inc.	46,618	5,071,106
Royal Caribbean Cruises Ltd.	22,194	1,784,620
Starbucks Corp.	152,950	11,995,869
Tapestry, Inc.	35,407	830,294
Tesla, Inc.*	17,308	11,561,571
Tiffany & Co.	13,783	1,841,271
TJX Cos., Inc.	154,614	9,245,917
Tractor Supply Co.	15,036	1,330,836

	Number of Shares	Value
Consumer Discretionary (Continued)
Ulta Beauty, Inc.* (a)	7,223	$1,856,961
Under Armour, Inc., Class A* (a)	22,877	324,625
Under Armour, Inc., Class C* (a)	25,639	319,975
Vail Resorts, Inc. (a)	5,012	1,065,601
VF Corp.	43,627	3,141,144
Whirlpool Corp. (a)	7,518	961,251

(Cost $166,941,537)		173,374,170

Consumer Staples — 7.2%
Bunge Ltd.	17,865	838,762
Campbell Soup Co. (a)	21,624	975,675
Clorox Co.	15,925	2,538,763
Coca-Cola Co.	521,137	27,875,618
Colgate-Palmolive Co.	104,381	7,053,024
Estee Lauder Cos., Inc., Class A	28,206	5,178,622
General Mills, Inc.	77,333	3,789,317
Hormel Foods Corp. (a)	38,155	1,587,248
Kellogg Co.	31,648	1,913,755
Kimberly-Clark Corp.	43,996	5,771,835
McCormick & Co., Inc.	15,821	2,312,872
PepsiCo, Inc.	178,566	23,576,069
Procter & Gamble Co.	319,398	36,165,435

(Cost $113,841,579)		119,576,995

Energy — 3.2%
Apache Corp.	46,993	1,171,066
Baker Hughes Co.	80,439	1,294,263
Cheniere Energy, Inc.*	30,188	1,548,343
ConocoPhillips	141,437	6,848,380
Devon Energy Corp.	51,753	840,469
Hess Corp.	34,462	1,936,075
HollyFrontier Corp.	20,310	684,041
Kinder Morgan, Inc.	262,408	5,030,361
Marathon Oil Corp.	103,851	859,886
Marathon Petroleum Corp.	83,860	3,976,641
National Oilwell Varco, Inc.	49,185	920,251
Noble Energy, Inc. (a)	60,788	962,274
Occidental Petroleum Corp.	114,373	3,744,572
ONEOK, Inc.	53,100	3,542,832
Phillips 66	57,303	4,289,703
Pioneer Natural Resources Co.	21,355	2,621,967
Schlumberger Ltd.	176,349	4,777,294
Targa Resources Corp.	27,889	903,604
TechnipFMC PLC	53,272	790,556
Valero Energy Corp.	52,019	3,446,259
Williams Cos., Inc.	152,221	2,899,810

(Cost $68,881,537)		53,088,647

Financials — 11.4%
Allstate Corp.	41,480	4,365,770
Ally Financial, Inc.	49,738	1,246,932
American Express Co.	89,054	9,789,706
American Financial Group, Inc.	9,871	912,278
American International Group, Inc.	111,329	4,693,631
Ameriprise Financial, Inc.	16,223	2,292,310
Aon PLC	30,034	6,247,072
Arch Capital Group Ltd.*	52,084	2,105,756
Arthur J Gallagher & Co.	24,146	2,353,994

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Assurant, Inc.	7,583	$914,434
Bank of New York Mellon Corp.	106,659	4,255,694
BlackRock, Inc.	14,785	6,845,603
Cboe Global Markets, Inc.	14,427	1,644,678
Charles Schwab Corp.	149,326	6,085,035
Chubb Ltd.	58,140	8,432,044
Citizens Financial Group, Inc.	57,031	1,807,312
CME Group, Inc.	45,744	9,094,822
Comerica, Inc.	19,098	1,005,319
Discover Financial Services	40,357	2,646,612
E*TRADE Financial Corp.	28,930	1,324,415
East West Bancorp, Inc.	17,865	692,090
Equitable Holdings, Inc.	52,289	1,118,985
Erie Indemnity Co., Class A (a)	3,436	491,073
FactSet Research Systems, Inc. (a)	4,896	1,302,287
Fifth Third Bancorp	91,801	2,239,944
First Republic Bank	21,994	2,211,937
Franklin Resources, Inc. (a)	39,166	852,252
Hartford Financial Services Group, Inc.	46,188	2,307,091
Huntington Bancshares, Inc.	132,091	1,620,757
Intercontinental Exchange, Inc.	71,591	6,387,349
Invesco Ltd. (a)	52,019	749,074
KeyCorp	127,843	2,090,233
KKR & Co., Inc., Class A	62,915	1,799,369
Lincoln National Corp.	25,505	1,157,672
Loews Corp.	35,019	1,597,917
M&T Bank Corp.	16,535	2,321,183
Marsh & McLennan Cos., Inc.	64,745	6,769,737
Moody’s Corp.	21,624	5,190,409
Nasdaq, Inc.	13,783	1,413,447
Northern Trust Corp.	25,383	2,227,612
People’s United Financial, Inc.	59,656	834,587
PNC Financial Services Group, Inc.	56,103	7,091,419
Principal Financial Group, Inc.	35,407	1,571,717
Progressive Corp.	74,850	5,476,026
Prudential Financial, Inc.	51,467	3,883,185
Raymond James Financial, Inc.	16,509	1,380,648
Regions Financial Corp.	126,590	1,711,497
Reinsurance Group of America, Inc.	8,207	1,001,500
S&P Global, Inc.	31,430	8,357,551
Signature Bank	6,492	812,149
State Street Corp.	46,993	3,200,693
SVB Financial Group*	6,265	1,304,122
T. Rowe Price Group, Inc.	30,395	3,586,914
TD Ameritrade Holding Corp.	34,154	1,442,323
Travelers Cos., Inc.	32,901	3,941,869
Truist Financial Corp.	170,545	7,868,946
US Bancorp	190,929	8,866,743
Voya Financial, Inc. (a)	17,263	908,724
Willis Towers Watson PLC	16,612	3,143,821
Zions Bancorp NA (a)	22,877	913,936

(Cost $194,565,795)		189,902,205

Health Care — 13.9%
AbbVie, Inc.	188,621	16,166,706
Agilent Technologies, Inc.	39,166	3,018,524
Align Technology, Inc.*	9,650	2,107,077

	Number of Shares	Value
Health Care (Continued)
AmerisourceBergen Corp.	20,371	$1,717,683
Amgen, Inc.	76,266	15,232,608
Becton Dickinson and Co.	34,460	8,195,277
Biogen, Inc.*	23,517	7,252,408
BioMarin Pharmaceutical, Inc.*	22,820	2,062,243
Bristol-Myers Squibb Co.	299,226	17,672,288
Cardinal Health, Inc.	37,253	1,941,626
Centene Corp.*	74,349	3,941,984
Cerner Corp.	40,337	2,794,144
Cigna Corp.	48,212	8,819,903
DENTSPLY SIRONA, Inc.	27,889	1,373,254
DexCom, Inc.*	11,611	3,204,636
Edwards Lifesciences Corp.*	26,537	5,435,839
Gilead Sciences, Inc.	162,216	11,251,302
HCA Healthcare, Inc.	34,940	4,437,729
Henry Schein, Inc.*	19,118	1,165,051
Hologic, Inc.*	33,717	1,588,745
Humana, Inc.	17,210	5,501,693
IDEXX Laboratories, Inc.*	10,776	2,742,600
IQVIA Holdings, Inc.*	20,971	2,925,245
Jazz Pharmaceuticals PLC*	7,262	832,080
Johnson & Johnson	336,783	45,290,578
Laboratory Corp. of America Holdings*	12,530	2,201,396
Merck & Co., Inc.	326,824	25,021,645
Mettler-Toledo International, Inc.*	3,236	2,270,701
Perrigo Co. PLC	16,655	844,242
Quest Diagnostics, Inc.	17,493	1,855,308
ResMed, Inc.	18,484	2,938,217
STERIS PLC	10,657	1,690,413
Varian Medical Systems, Inc.*	12,000	1,475,640
Vertex Pharmaceuticals, Inc.*	32,825	7,353,785
Waters Corp.*	8,505	1,657,539
Zoetis, Inc.	60,956	8,121,168

(Cost $224,630,565)		232,101,277

Industrials — 8.8%
3M Co.	73,590	10,982,572
Acuity Brands, Inc.	5,012	515,534
Allegion PLC	11,277	1,296,742
AMERCO (a)	1,253	404,105
Arconic, Inc.	49,540	1,453,999
C.H. Robinson Worldwide, Inc. (a)	16,612	1,144,567
Caterpillar, Inc.	71,408	8,871,730
Copart, Inc.*	26,636	2,250,209
CSX Corp.	94,591	6,663,936
Cummins, Inc.	19,118	2,892,362
Deere & Co.	37,913	5,932,626
Delta Air Lines, Inc.	21,624	997,515
Dover Corp.	18,718	1,923,087
Eaton Corp. PLC	53,272	4,832,836
Expeditors International of Washington, Inc.	21,624	1,522,762
Fastenal Co.	70,622	2,416,685
Flowserve Corp.	16,532	664,421
Fortune Brands Home & Security, Inc.	17,865	1,103,164
IDEX Corp.	9,765	1,445,220
IHS Markit Ltd.	48,644	3,465,399

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Illinois Tool Works, Inc.	40,871	$6,857,336
Ingersoll-Rand PLC	31,231	4,030,048
Johnson Controls International PLC	98,775	3,612,202
Kansas City Southern	12,530	1,888,020
Lennox International, Inc.	4,563	1,040,957
ManpowerGroup, Inc.	7,518	570,917
Masco Corp.	37,913	1,566,565
Nielsen Holdings PLC	44,178	804,481
Norfolk Southern Corp.	33,702	6,145,560
Owens Corning	13,783	778,602
PACCAR, Inc.	44,178	2,955,508
Parker-Hannifin Corp.	16,612	3,069,399
Pentair PLC	20,371	802,414
Robert Half International, Inc.	15,067	759,528
Rockwell Automation, Inc.	15,036	2,759,106
Roper Technologies, Inc.	13,379	4,705,394
Sensata Technologies Holding PLC*	20,885	852,108
Snap-on, Inc. (a)	7,132	1,032,357
Southwest Airlines Co.	17,021	786,200
Stanley Black & Decker, Inc.	19,118	2,747,257
TransDigm Group, Inc. (a)	6,035	3,366,383
Union Pacific Corp.	88,884	14,204,552
United Parcel Service, Inc., Class B	89,112	8,063,745
United Rentals, Inc.*	9,651	1,278,565
W.W. Grainger, Inc.	6,049	1,678,840
WABCO Holdings, Inc.*	6,265	846,402
Waste Management, Inc.	54,272	6,013,880
Xylem, Inc.	23,180	1,792,741

(Cost $148,636,882)		145,788,538

Information Technology — 25.0%
Accenture PLC, Class A	81,179	14,660,116
Adobe, Inc.*	61,930	21,373,282
Applied Materials, Inc.	118,579	6,891,811
Autodesk, Inc.*	28,022	5,348,839
Cadence Design Systems, Inc.*	35,407	2,341,819
Citrix Systems, Inc.	16,533	1,709,347
Cognizant Technology Solutions Corp., Class A	70,361	4,287,096
Dell Technologies, Inc., Class C*	20,159	815,633
Hewlett Packard Enterprise Co.	167,260	2,139,255
HP, Inc.	189,732	3,944,528
Intel Corp.	556,970	30,922,974
International Business Machines Corp.	113,003	14,707,340
Intuit, Inc.	33,155	8,814,257
Jack Henry & Associates, Inc.	9,737	1,477,492
Keysight Technologies, Inc.*	23,964	2,270,829
Lam Research Corp.	18,434	5,409,089
Marvell Technology Group Ltd.	81,122	1,727,899
Mastercard, Inc., Class A	115,240	33,448,410
Microsoft Corp.	927,918	150,331,995
Motorola Solutions, Inc.	21,935	3,634,191
NVIDIA Corp.	74,440	20,104,011
salesforce.com, Inc.*	106,411	18,132,434
TE Connectivity Ltd.	42,925	3,557,195
Texas Instruments, Inc.	119,027	13,585,742
Trimble, Inc.*	31,648	1,249,463

	Number of Shares	Value
Information Technology (Continued)
Visa, Inc., Class A	219,285	$39,857,242
VMware, Inc., Class A* (a)	10,693	1,288,720
Western Union Co. (a)	54,525	1,220,815

(Cost $353,632,543)		415,251,824

Materials — 2.7%
Avery Dennison Corp.	10,850	1,242,217
Axalta Coating Systems Ltd.*	26,636	663,769
Ball Corp.	39,166	2,759,636
Celanese Corp.	16,532	1,549,710
Ecolab, Inc.	32,719	5,904,144
International Flavors & Fragrances, Inc. (a)	12,994	1,556,421
International Paper Co.	48,179	1,780,696
Linde PLC	69,005	13,180,645
Mosaic Co.	46,732	795,846
Newmont Corp.	104,391	4,658,970
Nucor Corp.	39,166	1,619,514
PPG Industries, Inc.	30,236	3,158,150
Sherwin-Williams Co.	10,595	5,474,966

(Cost $43,687,416)		44,344,684

Real Estate — 3.3%
Alexandria Real Estate Equities, Inc. REIT	14,306	2,172,795
American Tower Corp. REIT	56,614	12,840,055
Boston Properties, Inc. REIT	19,694	2,539,344
Camden Property Trust REIT	12,343	1,308,111
CBRE Group, Inc., Class A*	40,419	2,269,123
Duke Realty Corp. REIT	47,057	1,527,941
Equinix, Inc. REIT	10,837	6,207,434
Federal Realty Investment Trust REIT	9,660	1,123,845
Healthpeak Properties, Inc. REIT	62,861	1,988,922
Host Hotels & Resorts, Inc. REIT	92,436	1,338,473
Iron Mountain, Inc. REIT (a)	36,760	1,117,872
Jones Lang LaSalle, Inc.	6,494	959,618
Prologis, Inc. REIT	93,779	7,903,694
SBA Communications Corp. REIT	14,435	3,826,574
UDR, Inc. REIT	37,519	1,687,605
Welltower, Inc. REIT	51,876	3,881,362
Weyerhaeuser Co. REIT	95,944	2,492,625

(Cost $51,769,733)		55,185,393

Utilities — 3.3%
AES Corp.	83,665	1,399,716
Alliant Energy Corp.	31,131	1,622,548
American Water Works Co., Inc.	22,687	2,805,474
CMS Energy Corp.	36,465	2,203,215
Consolidated Edison, Inc.	42,462	3,346,855
Dominion Energy, Inc.	104,857	8,197,720
DTE Energy Co.	24,596	2,746,635
Edison International	45,677	3,069,038
Eversource Energy (a)	41,365	3,576,418
NiSource, Inc.	48,125	1,300,338
Pinnacle West Capital Corp.	14,305	1,280,154
Public Service Enterprise Group, Inc.	64,749	3,322,271
Sempra Energy	36,091	5,044,800
Southern Co.	133,479	8,056,792

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
WEC Energy Group, Inc.	40,339	$3,724,500
Xcel Energy, Inc.	66,359	4,135,493

(Cost $54,544,117)		55,831,967

TOTAL COMMON STOCKS (Cost $1,586,559,328)		1,656,948,793

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c) (Cost $634,131)	634,131	634,131

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b) (Cost $4,162,938)	4,162,938	4,162,938

TOTAL INVESTMENTS — 99.9% (Cost $1,591,356,397)		$1,661,745,862
Other assets and liabilities, net — 0.1%		2,214,265

NET ASSETS — 100.0%		$1,663,960,127

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c)
719,723	—	(85,592	)(d)	—	—	7,929	—	634,131	634,131

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b)
2,902,467	22,124,840	(20,864,369)		—	—	29,159	—	4,162,938	4,162,938

3,622,190	22,124,840	(20,949,961)		—	—	37,088	—	4,797,069	4,797,069

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $26,996,160, which is 1.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $27,525,170.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

REIT:	Real Estate Investment Trust

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures	USD	1	$208,670	$181,220	3/20/2020	$(27,450)
E-Mini S&P 500 ESG Futures	USD	10	1,377,675	1,241,600	3/20/2020	(136,075)
E-Mini S&P 500 Futures	USD	36	5,815,950	5,311,980	3/20/2020	(503,970)

Total unrealized depreciation						$(667,495)

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 29, 2020 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,656,948,793	$—	$—	$1,656,948,793
Short-Term Investments (e)	4,797,069	—	—	4,797,069

TOTAL	$1,661,745,862	$—	$—	$1,661,745,862

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(667,495)	$—	$—	$(667,495)

TOTAL	$(667,495)	$—	$—	$(667,495)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 10.7%
Activision Blizzard, Inc.	5,075	$295,010
Alphabet, Inc., Class A*	1,997	2,674,482
Alphabet, Inc., Class C*	1,995	2,671,963
AT&T, Inc.	48,644	1,713,242
CenturyLink, Inc. (a)	6,621	79,915
Charter Communications, Inc., Class A*	1,063	524,240
Comcast Corp., Class A	30,045	1,214,719
Discovery, Inc., Class A*	1,034	26,574
Discovery, Inc., Class C*	2,444	61,344
Electronic Arts, Inc.*	1,975	200,206
Interpublic Group of Cos., Inc. (a)	2,444	52,204
News Corp., Class A	2,444	29,511
News Corp., Class B	846	10,524
Omnicom Group, Inc.	1,410	97,685
Take-Two Interactive Software, Inc.*	752	80,825
Twitter, Inc.*	5,133	170,416
Verizon Communications, Inc.	27,406	1,484,309
ViacomCBS, Inc., Class B	3,611	88,867
Walt Disney Co.	11,998	1,411,565

(Cost $13,049,669)		12,887,601

Consumer Discretionary — 10.9%
Amazon.com, Inc.*	2,780	5,236,825
Best Buy Co., Inc.	1,504	113,778
BorgWarner, Inc. (a)	1,316	41,586
CarMax, Inc.* (a)	1,128	98,486
Carnival Corp. (a)	2,689	89,974
Darden Restaurants, Inc.	842	82,095
Dollar Tree, Inc.*	1,576	130,855
eBay, Inc.	5,264	182,345
Ford Motor Co.	25,978	180,807
Gap, Inc.	1,504	21,552
Garmin Ltd.	950	83,970
General Motors Co.	8,573	261,476
H&R Block, Inc. (a)	1,316	27,202
Hanesbrands, Inc. (a)	2,350	31,114
Hasbro, Inc.	824	63,654
Hilton Worldwide Holdings, Inc.	1,880	182,736
Home Depot, Inc.	7,252	1,579,776
Kohl’s Corp.	1,034	40,481
L Brands, Inc. (a)	1,504	32,577
Leggett & Platt, Inc.	846	33,552
Lowe’s Cos., Inc.	5,076	540,949
McDonald’s Corp.	5,042	979,005
NIKE, Inc., Class B	8,294	741,318
Nordstrom, Inc. (a)	658	22,833
PVH Corp.	470	34,832
Ralph Lauren Corp.	376	39,672
Ross Stores, Inc.	2,423	263,574
Starbucks Corp.	7,891	618,891
Tapestry, Inc.	1,880	44,086
Target Corp.	3,381	348,243
Tiffany & Co.	747	99,792
TJX Cos., Inc.	8,010	478,998
Tractor Supply Co.	752	66,559
VF Corp.	2,161	155,592

	Number of Shares	Value
Consumer Discretionary (Continued)
Whirlpool Corp. (a)	437	$55,875
Yum! Brands, Inc.	1,974	176,179

(Cost $13,468,564)		13,181,239

Consumer Staples — 7.4%
Archer-Daniels-Midland Co.	3,572	134,486
Brown-Forman Corp., Class B (a)	1,210	74,306
Campbell Soup Co.	1,222	55,137
Clorox Co.	846	134,869
Coca-Cola Co.	25,671	1,373,142
Colgate-Palmolive Co.	5,696	384,879
Conagra Brands, Inc.	3,335	89,011
Constellation Brands, Inc., Class A	1,128	194,445
General Mills, Inc.	4,009	196,441
Hershey Co.	1,029	148,166
Hormel Foods Corp. (a)	1,786	74,298
JM Smucker Co.	752	77,448
Kellogg Co.	1,661	100,441
Kimberly-Clark Corp.	2,273	298,195
Kraft Heinz Co.	4,181	103,563
Kroger Co.	5,170	145,432
McCormick & Co., Inc.	825	120,607
Molson Coors Beverage Co., Class B	1,222	60,623
Mondelez International, Inc., Class A	9,556	504,557
PepsiCo, Inc.	9,268	1,223,654
Procter & Gamble Co.	16,583	1,877,693
Sysco Corp.	3,391	226,010
Tyson Foods, Inc., Class A	1,971	133,693
Walgreens Boots Alliance, Inc.	4,982	227,976
Walmart, Inc.	9,421	1,014,453

(Cost $9,554,771)		8,973,525

Energy — 3.7%
Baker Hughes Co.	4,304	69,251
Chevron Corp.	12,571	1,173,377
ConocoPhillips	7,355	356,129
Exxon Mobil Corp.	28,173	1,449,219
Halliburton Co.	5,964	101,149
Hess Corp.	1,692	95,057
HollyFrontier Corp.	1,034	34,825
Kinder Morgan, Inc.	12,907	247,427
Noble Energy, Inc. (a)	3,008	47,617
Occidental Petroleum Corp.	5,919	193,788
Phillips 66	2,981	223,158
Schlumberger Ltd.	9,223	249,851
TechnipFMC PLC	2,726	40,454
Valero Energy Corp.	2,815	186,494

(Cost $5,699,633)		4,467,796

Financials — 11.6%
Aflac, Inc.	4,950	212,107
Allstate Corp.	2,162	227,550
American Express Co.	4,504	495,125
American International Group, Inc.	5,764	243,010
Ameriprise Financial, Inc.	846	119,540
Aon PLC	1,573	327,184
Bank of America Corp.	53,906	1,536,321
Bank of New York Mellon Corp.	5,640	225,036

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Financials (Continued)
BlackRock, Inc.	769	$356,055
Capital One Financial Corp.	3,108	274,312
Cboe Global Markets, Inc.	752	85,728
Charles Schwab Corp.	7,771	316,668
Chubb Ltd.	3,012	436,830
Citigroup, Inc.	14,532	922,201
CME Group, Inc.	2,362	469,613
Comerica, Inc.	1,034	54,430
Discover Financial Services	2,068	135,619
E*TRADE Financial Corp.	1,598	73,156
Franklin Resources, Inc. (a)	1,880	40,909
Globe Life, Inc.	658	60,970
Goldman Sachs Group, Inc.	2,161	433,864
Hartford Financial Services Group, Inc.	2,350	117,383
Intercontinental Exchange, Inc.	3,725	332,345
Invesco Ltd.	2,538	36,547
JPMorgan Chase & Co.	20,883	2,424,725
KeyCorp	6,499	106,259
Lincoln National Corp.	1,375	62,411
Marsh & McLennan Cos., Inc.	3,361	351,426
MetLife, Inc.	5,265	224,921
Moody’s Corp.	1,094	262,593
Morgan Stanley	8,344	375,730
MSCI, Inc.	562	166,037
Nasdaq, Inc.	752	77,118
Northern Trust Corp.	1,410	123,742
PNC Financial Services Group, Inc.	2,969	375,282
Principal Financial Group, Inc.	1,692	75,108
Prudential Financial, Inc.	2,632	198,584
Raymond James Financial, Inc.	827	69,162
S&P Global, Inc.	1,619	430,508
State Street Corp.	2,458	167,414
Synchrony Financial	4,042	117,622
T. Rowe Price Group, Inc.	1,572	185,512
Travelers Cos., Inc.	1,784	213,741
Unum Group	1,316	30,676
US Bancorp	9,504	441,366

(Cost $14,686,283)		14,012,440

Health Care — 12.9%
Abbott Laboratories	11,711	902,098
AbbVie, Inc.	9,823	841,929
Agilent Technologies, Inc.	2,077	160,074
Alexion Pharmaceuticals, Inc.*	1,500	141,045
Allergan PLC	2,167	413,182
Amgen, Inc.	4,014	801,716
Anthem, Inc.	1,688	433,968
Baxter International, Inc.	3,380	282,129
Becton Dickinson and Co.	1,784	424,271
Biogen, Inc.*	1,221	376,544
Boston Scientific Corp.*	9,230	345,110
Bristol-Myers Squibb Co.	15,608	921,809
Cardinal Health, Inc.	2,000	104,240
Cerner Corp.	2,068	143,250
Cigna Corp.	2,512	459,545
CVS Health Corp.	8,618	510,013
Danaher Corp.	4,263	616,345

	Number of Shares	Value
Health Care (Continued)
DaVita, Inc.*	666	$51,695
Edwards Lifesciences Corp.*	1,387	284,113
Gilead Sciences, Inc.	8,390	581,930
Henry Schein, Inc.*	940	57,284
Humana, Inc.	909	290,589
IDEXX Laboratories, Inc.*	564	143,544
Illumina, Inc.*	961	255,309
Incyte Corp.*	1,128	85,062
Laboratory Corp. of America Holdings*	650	114,199
McKesson Corp.	1,203	168,252
Medtronic PLC	8,920	897,976
Merck & Co., Inc.	16,963	1,298,687
Mettler-Toledo International, Inc.*	168	117,886
Pfizer, Inc.	36,994	1,236,339
Quest Diagnostics, Inc.	846	89,727
UnitedHealth Group, Inc.	6,304	1,607,268
Vertex Pharmaceuticals, Inc.*	1,697	380,179

(Cost $15,464,256)		15,537,307

Industrials — 7.4%
Alaska Air Group, Inc.	752	37,946
AMETEK, Inc.	1,663	143,018
Arconic, Inc.	2,538	74,490
Caterpillar, Inc.	3,735	464,036
Cintas Corp.	564	150,441
CSX Corp.	5,290	372,680
Cummins, Inc.	1,040	157,342
Deere & Co.	2,068	323,601
Delta Air Lines, Inc.	3,837	177,001
Dover Corp.	940	96,576
Eaton Corp. PLC	2,726	247,303
Emerson Electric Co.	4,075	261,248
Equifax, Inc.	822	116,757
Expeditors International of Washington, Inc.	1,128	79,434
Fastenal Co. (a)	3,836	131,268
FedEx Corp.	1,591	224,601
Flowserve Corp.	846	34,001
General Electric Co.	57,819	629,071
IHS Markit Ltd.	2,646	188,501
Illinois Tool Works, Inc.	1,974	331,198
Ingersoll-Rand PLC	1,594	205,690
Johnson Controls International PLC	5,264	192,504
L3Harris Technologies, Inc.	1,486	293,827
Nielsen Holdings PLC	2,350	42,793
Norfolk Southern Corp.	1,757	320,389
PACCAR, Inc.	2,256	150,926
Pentair PLC	1,034	40,729
Quanta Services, Inc.	940	35,842
Republic Services, Inc.	1,410	127,267
Robert Half International, Inc.	752	37,908
Rockwell Automation, Inc.	752	137,992
Roper Technologies, Inc.	678	238,453
Snap-on, Inc.	376	54,426
Southwest Airlines Co.	3,252	150,210
Stanley Black & Decker, Inc.	1,014	145,712
Union Pacific Corp.	4,674	746,952

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
United Parcel Service, Inc., Class B	4,615	$417,611
United Rentals, Inc.*	560	74,189
United Technologies Corp.	5,363	700,354
W.W. Grainger, Inc.	298	82,707
Waste Management, Inc.	2,538	281,236
Westinghouse Air Brake Technologies Corp. (a)	1,211	83,196
Xylem, Inc.	1,128	87,239

(Cost $9,102,967)		8,888,665

Information Technology — 26.4%
Accenture PLC, Class A	4,220	762,090
Adobe, Inc.*	3,230	1,114,738
Akamai Technologies, Inc.*	1,034	89,451
Alliance Data Systems Corp.	282	24,218
ANSYS, Inc.*	564	136,595
Apple, Inc.	27,808	7,601,595
Applied Materials, Inc.	6,361	369,701
Autodesk, Inc.*	1,470	280,594
Automatic Data Processing, Inc.	2,885	446,425
Cisco Systems, Inc.	28,108	1,122,352
Citrix Systems, Inc.	846	87,468
Corning, Inc. (a)	5,199	124,048
DXC Technology Co.	1,692	40,794
Hewlett Packard Enterprise Co.	8,571	109,623
HP, Inc.	9,955	206,964
Intel Corp.	28,970	1,608,414
Intuit, Inc.	1,741	462,845
Juniper Networks, Inc.	2,256	47,872
Keysight Technologies, Inc.*	1,222	115,797
KLA Corp.	1,034	158,936
Lam Research Corp.	961	281,986
Mastercard, Inc., Class A	5,911	1,715,668
Microchip Technology, Inc. (a)	1,583	143,594
Micron Technology, Inc.*	7,376	387,683
Microsoft Corp.	50,850	8,238,209
Motorola Solutions, Inc.	1,131	187,384
NortonLifeLock, Inc.	4,042	76,919
NVIDIA Corp.	4,053	1,094,594
QUALCOMM, Inc.	7,571	592,809
salesforce.com, Inc.*	5,905	1,006,212
Seagate Technology PLC	1,598	76,624
TE Connectivity Ltd.	2,250	186,458
Texas Instruments, Inc.	6,186	706,070
Visa, Inc., Class A (a)	11,439	2,079,153
Xerox Holdings Corp.	1,222	39,348
Xilinx, Inc.	1,690	141,098

(Cost $29,208,206)		31,864,329

Materials — 2.0%
Air Products & Chemicals, Inc.	1,473	323,486
Ball Corp.	2,162	152,334
CF Industries Holdings, Inc.	1,410	51,973
Eastman Chemical Co.	846	52,037
Ecolab, Inc.	1,668	300,991
FMC Corp.	846	78,763
Freeport-McMoRan, Inc.	9,846	98,066

	Number of Shares	Value
Materials (Continued)
International Flavors & Fragrances, Inc. (a)	731	$87,559
Linde PLC	3,575	682,861
LyondellBasell Industries NV, Class A	1,692	120,910
Mosaic Co.	2,330	39,680
Newmont Corp.	5,518	246,268
Vulcan Materials Co.	846	101,740
Westrock Co.	1,598	53,133

(Cost $2,495,703)		2,389,801

Real Estate — 3.1%
Alexandria Real Estate Equities, Inc. REIT	802	121,808
Apartment Investment & Management Co., Class A REIT	940	44,970
AvalonBay Communities, Inc. REIT	936	187,752
Boston Properties, Inc. REIT	1,029	132,679
CBRE Group, Inc., Class A*	2,235	125,473
Crown Castle International Corp. REIT	2,771	397,057
Digital Realty Trust, Inc. REIT (a)	1,389	166,833
Duke Realty Corp. REIT	2,256	73,252
Equinix, Inc. REIT	564	323,059
Equity Residential REIT	2,350	176,485
Essex Property Trust, Inc. REIT	468	132,612
Federal Realty Investment Trust REIT	470	54,680
Healthpeak Properties, Inc. REIT (a)	3,263	103,241
Host Hotels & Resorts, Inc. REIT	4,700	68,056
Iron Mountain, Inc. REIT (a)	1,786	54,312
Kimco Realty Corp. REIT	2,632	45,665
Mid-America Apartment Communities, Inc. REIT	752	97,203
Prologis, Inc. REIT	4,921	414,742
Regency Centers Corp. REIT	1,140	65,482
Simon Property Group, Inc. REIT	2,048	252,068
SL Green Realty Corp. REIT (a)	564	44,240
UDR, Inc. REIT	1,950	87,711
Ventas, Inc. REIT	2,458	132,167
Vornado Realty Trust REIT	1,222	65,475
Welltower, Inc. REIT	2,721	203,585
Weyerhaeuser Co. REIT	4,794	124,548

(Cost $3,990,239)		3,695,155

Utilities — 3.5%
AES Corp.	4,230	70,768
Alliant Energy Corp.	1,670	87,041
American Electric Power Co., Inc.	3,329	297,147
CMS Energy Corp.	1,923	116,188
Consolidated Edison, Inc.	2,267	178,685
Dominion Energy, Inc.	5,442	425,456
Duke Energy Corp. (a)	4,827	442,636
Edison International	2,348	157,762
Entergy Corp.	1,341	156,776
Eversource Energy (a)	2,148	185,716
Exelon Corp.	6,447	277,930
NextEra Energy, Inc.	3,290	831,580
NiSource, Inc.	2,350	63,497
NRG Energy, Inc.	1,692	56,191
Pinnacle West Capital Corp.	752	67,297

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Public Service Enterprise Group, Inc.	3,358	$172,299
Sempra Energy	1,880	262,786
WEC Energy Group, Inc.	2,131	196,755
Xcel Energy, Inc.	3,541	220,675

(Cost $4,437,868)		4,267,185

TOTAL COMMON STOCKS (Cost $121,158,159)		120,165,043

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c) (Cost $23,453)	23,453	23,453

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b) (Cost $354,279)	354,279	354,279

TOTAL INVESTMENTS — 99.9% (Cost $121,535,891)		$120,542,775
Other assets and liabilities, net — 0.1%		148,839

NET ASSETS — 100.0%		$120,691,614

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (b)(c)
4,434	19,019	(d)	—	—	—	343	—	23,453	23,453

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.54% (b)
5,888	1,542,271		(1,193,880)	—	—	1,865	—	354,279	354,279

10,322	1,561,290		(1,193,880)	—	—	2,208	—	377,732	377,732

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $3,553,939, which is 2.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,622,235.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 29, 2020 (Unaudited)

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 Futures	USD	1	$159,913	$147,555	3/20/2020	$(12,358)
E-Mini S&P 500 ESG Futures	USD	2	270,615	248,320	3/20/2020	(22,295)

Total unrealized depreciation						$(34,653)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$120,165,043	$—	$—	$120,165,043
Short-Term Investments (e)	377,732	—	—	377,732

TOTAL	$120,542,775	$—	$—	$120,542,775

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(34,653)	$—	$—	$(34,653)

TOTAL	$(34,653)	$—	$—	$(34,653)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	42

This Page is Intentionally Left Blank

43

DBX ETF Trust

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$7,539,228	$9,611,328	$7,446,375	$1,656,948,793
Investment in affiliated securities at value	10,977	—	—	—
Investment in DWS Government Money Market Series	—	—	1,190	4,162,938
Investment in DWS Government & Agency Securities Portfolio*	70,906	29,585	161,025	634,131
Cash	—	11,982	—	—
Foreign currency at value	38,750	13,998	3,617	—
Deposit with broker for futures contracts	2,600	1,023	—	293,500
Receivables:
Investment securities sold	68,135	24,279	111,373	1,921,620
Capital shares	—	—	—	2,725,563
Dividends	13,726	14,492	16,168	3,025,999
Interest	7	7	3	4,740
Securities lending income	98	27	93	4,091
Foreign tax reclaim	4,531	6,244	—	—

Total assets	$7,748,958	$9,712,965	$7,739,844	$1,669,721,375

Liabilities
Due to custodian	$2,074	$—	$—	$—
Payable upon return of securities loaned	70,906	29,585	161,025	634,131
Payables:
Investment securities purchased	66,111	48,073	109,772	4,961,498
Investment advisory fees	1,053	1,053	1,269	126,053
Variation margin on futures contracts	180	332	—	39,566
Deferred foreign tax payable	1,633	—	2,067	—

Total liabilities	141,957	79,043	274,133	5,761,248

Net Assets, at value	$7,607,001	$9,633,922	$7,465,711	$1,663,960,127

Net Assets Consist of
Paid-in capital	$7,501,563	$10,059,856	$7,485,979	$1,572,219,367
Distributable earnings (loss)	105,438	(425,934)	(20,268)	91,740,760

Net Assets, at value	$7,607,001	$9,633,922	$7,465,711	$1,663,960,127

Number of Common Shares outstanding	300,001	400,001	300,001	61,050,001

Net Asset Value	$25.36	$24.08	$24.89	$27.26

Investment in non-affiliated securities at cost	$7,430,494	$9,965,335	$7,440,050	$1,586,559,328

Investment in affiliated securities at cost	$12,101	$—	$—	$—

Value of securities loaned	$77,099	$38,340	$142,360	$26,996,160

Investment in DWS Government Money Market Series at cost	$—	$—	$1,190	$4,162,938

Investment in DWS Government & Agency Securities Portfolio at cost*	$70,906	$29,585	$161,025	$634,131

Non-cash collateral for securities on loan	$18,338	$13,990	$7,716	$27,525,170

Foreign currency at cost	$39,435	$14,273	$3,633	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	44

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 29, 2020 (Unaudited)

Xtrackers S&P 500 ESG ETF
Assets
Investment in non-affiliated securities at value	$120,165,043
Investment in DWS Government Money Market Series	354,279
Investment in DWS Government & Agency Securities Portfolio*	23,453
Deposit with broker for futures contracts	16,200
Receivables:
Dividends	192,950
Interest	479
Securities lending income	283

Total assets	$120,752,687

Liabilities
Payable upon return of securities loaned	$23,453
Payables:
Investment securities purchased	24,465
Investment advisory fees	9,985
Variation margin on futures contracts	3,170

Total liabilities	61,073

Net Assets, at value	$120,691,614

Net Assets Consist of
Paid-in capital	$121,277,957
Distributable earnings (loss)	(586,343)

Net Assets, at value	$120,691,614

Number of Common Shares outstanding	4,700,001

Net Asset Value	$25.68

Investment in non-affiliated securities at cost	$121,158,159

Value of securities loaned	$3,553,939

Investment in DWS Government Money Market Series at cost	$354,279

Investment in DWS Government & Agency Securities Portfolio at cost*	$23,453

Non-cash collateral for securities on loan	$3,622,235

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	45

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Investment Income
Unaffiliated dividend income*	$70,511	$76,441	$59,577	$15,502,034
Income distributions from affiliated funds	93	60	379	29,159
Unaffiliated non-cash dividend income	26,808	—	99,701	—
Affiliated securities lending income	523	478	641	7,929
Unaffiliated securities lending income, net of borrower rebates	194	—	—	16,631

Total investment income	98,129	76,979	160,298	15,555,753

Expenses
Investment advisory fees	6,501	6,200	7,861	797,090
Other expenses	43	57	43	30

Total expenses	6,544	6,257	7,904	797,120

Less fees waived (see note 3):
Waiver	(5)	(2)	(21)	(81,345)

Net expenses	6,539	6,255	7,883	715,775

Net investment income (loss)	91,590	70,724	152,415	14,839,978

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	4,205	(13,918)	(28,392)	(648,472)
Investments in affiliates	2,425	—	—	—
In-kind redemptions	—	—	—	18,842,790
Futures contracts	3,403	2,241	6,655	490,510
Foreign currency transactions	38	6	(269)	—

Net realized gain (loss)	10,071	(11,671)	(22,006)	18,684,828
Net change in unrealized appreciation (depreciation) on:
Investments***	26,018	(101,048)	156,576	318,546
Investments in affiliates	(1,186)	—	—	—
Futures contracts	(2,445)	(1,548)	1,165	(683,183)
Foreign currency translations	(643)	(277)	(289)	—

Net change in unrealized appreciation (depreciation)	21,744	(102,873)	157,452	(364,637)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	31,815	(114,544)	135,446	18,320,191

Net Increase (Decrease) in Net Assets Resulting from Operations	$123,405	$(43,820)	$287,861	$33,160,169

* Unaffiliated foreign tax withheld	$8,564	$6,681	$7,837	$—
** Net of foreign taxes	$128	$—	$—	$—
*** Net of change in deferred foreign taxes	$1,633	$—	$2,067	$—

See Notes to Financial Statements.	46

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 29, 2020 (Unaudited)

Xtrackers S&P 500 ESG ETF
Investment Income
Unaffiliated dividend income*	$973,160
Income distributions from affiliated funds	1,865
Affiliated securities lending income	343
Unaffiliated securities lending income, net of borrower rebates	1,710

Total investment income	977,078

Expenses
Investment advisory fees	50,383
Other expenses	30

Total expenses	50,413

Less fees waived (see note 3):
Waiver	(107)

Net expenses	50,306

Net investment income (loss)	926,772

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	19,694
Futures contracts	22,782

Net realized gain (loss)	42,476
Net change in unrealized appreciation (depreciation) on:
Investments	(1,081,580)
Futures contracts	(34,653)

Net change in unrealized appreciation (depreciation)	(1,116,233)

Net realized and unrealized gain (loss) on investments and futures	(1,073,757)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(146,985)

* Unaffiliated foreign tax withheld	$266

See Notes to Financial Statements.	47

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period December 6, 2018(1) to August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period September 6, 2018(1) to August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$91,590	$179,629	$70,724	$232,575
Net realized gain (loss)	10,071	2,102	(11,671)	(53,873)
Net change in net unrealized appreciation (depreciation)	21,744	78,484	(102,873)	(253,106)

Net increase (decrease) in net assets resulting from operations	123,405	260,215	(43,820)	(74,404)

Distributions to Shareholders	(142,480)	(135,702)	(105,851)	(201,859)

Fund Shares Transactions
Proceeds from shares sold	—	7,501,538	2,552,217	7,507,614
Value of shares redeemed	—	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	7,501,538	2,552,217	7,507,614

Total net increase (decrease) in Net Assets	(19,075)	7,626,051	2,402,546	7,231,351

Net Assets
Beginning of period	7,626,076	25	7,231,376	25

End of period	$7,607,001	$7,626,076	$9,633,922	$7,231,376

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	1	300,001	1
Shares sold	—	300,000	100,000	300,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	300,001	300,001	400,001	300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	48

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA ESG Leaders Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period December 6, 2018(1) to August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period March 7, 2019(1) to August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$152,415	$150,899	$14,839,978	$9,603,428
Net realized gain (loss)	(22,006)	6,372	18,684,828	(233,999)
Net change in net unrealized appreciation (depreciation)	157,452	(153,826)	(364,637)	70,086,607

Net increase (decrease) in net assets resulting from operations	287,861	3,445	33,160,169	79,456,036

Distributions to Shareholders	(231,895)	(79,679)	(13,846,392)	(5,225,013)

Fund Shares Transactions
Proceeds from shares sold	—	7,485,954	404,152,983	1,307,476,148
Value of shares redeemed	—	—	(100,618,219)	(40,595,610)

Net increase (decrease) in net assets resulting from fund share transactions	—	7,485,954	303,534,764	1,266,880,538

Total net increase (decrease) in Net Assets	55,966	7,409,720	322,848,541	1,341,111,561

Net Assets
Beginning of period	7,409,745	25	1,341,111,586	25

End of period	$7,465,711	$7,409,745	$1,663,960,127	$1,341,111,586

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	1	50,250,001	1
Shares sold	—	300,000	14,250,000	51,850,000
Shares redeemed	—	—	(3,450,000)	(1,600,000)

Shares outstanding, end of period	300,001	300,001	61,050,001	50,250,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 ESG ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period June 26, 2019(1) to August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$926,772	$87,334
Net realized gain (loss)	42,476	(70,217)
Net change in net unrealized appreciation (depreciation)	(1,116,233)	88,464

Net increase (decrease) in net assets resulting from operations	(146,985)	105,581

Distributions to Shareholders	(614,912)	—

Fund Shares Transactions
Proceeds from shares sold	110,069,363	25,000,000
Value of shares redeemed	—	(13,721,458)

Net increase (decrease) in net assets resulting from fund share transactions	110,069,363	11,278,542

Total net increase (decrease) in Net Assets	109,307,466	11,384,123

Net Assets
Beginning of period	11,384,148	25

End of period	$120,691,614	$11,384,148

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	1
Shares sold	4,250,000	1,000,000
Shares redeemed	—	(550,000)

Shares outstanding, end of period	4,700,001	450,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	50

DBX ETF Trust

Financial Highlights

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$25.42		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.31		0.60
Net realized and unrealized gain (loss)	0.10		0.27

Total from investment operations	0.41		0.87

Less distributions from:
Net investment income	(0.47)		(0.45)

Total distributions	(0.47)		(0.45)

Net Asset Value, end of period	$25.36		$25.42

Total Return (%) (c)	1.46	**	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8		8
Ratio of expenses before fee waiver (%)	0.16	*	0.16	*
Ratio of expenses after fee waiver (%)	0.16	*	0.16	*
Ratio of net investment income (loss) (%)	2.25	*	3.17	*
Portfolio turnover rate (%) (d)	4	**	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Period Ended 8/31/2019(e)
Net Asset Value, beginning of period	$24.10		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.21		0.78
Net realized and unrealized gain (loss)	0.07	(f)	(1.01)

Total from investment operations	0.28		(0.23)

Less distributions from:
Net investment income	(0.30)		(0.66)
Net realized gains	—		(0.01)

Total distributions	(0.30)		(0.67)

Net Asset Value, end of period	$24.08		$24.10

Total Return (%)(c)	1.05	**	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		7
Ratio of expenses before fee waiver (%)	0.14	*	0.14	*
Ratio of expenses after fee waiver (%)	0.14	*	0.14	*
Ratio of net investment income (loss) (%)	1.60	*	3.25	*
Portfolio turnover rate (%) (d)	3	**	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
(f)	Because of timing of subscriptions and redemptions in relation to fluctuating markets at values, the amount shown may not agree with the change in aggregate gains and losses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	51

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.51		0.50
Net realized and unrealized gain (loss)	0.45		(0.53)

Total from investment operations	0.96		(0.03)

Less distributions from:
Net investment income	(0.77)		(0.27)
Net realized gains	(0.00	)(c)	—

Total distributions	(0.77)		(0.27)

Net Asset Value, end of period	$24.89		$24.70

Total Return (%)(d)	3.63	**	(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		7
Ratio of expenses before fee waiver (%)	0.20	*	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	*
Ratio of net investment income (loss) (%)	3.88	*	2.68	*
Portfolio turnover rate (%) (e)	7	**	16	**

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Period Ended 8/31/2019(f)
Net Asset Value, beginning of period	$26.69		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.26		0.24
Net realized and unrealized gain (loss)	0.55		1.57

Total from investment operations	0.81		1.81

Less distributions from:
Net investment income	(0.24)		(0.12)

Total distributions	(0.24)		(0.12)

Net Asset Value, end of period	$27.26		$26.69

Total Return (%)(d)	2.99	**	7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,664		1,341
Ratio of expenses before fee waiver (%)	0.10	*	0.10	*
Ratio of expenses after fee waiver (%)	0.09	*	0.10	*
Ratio of net investment income (loss) (%)	1.86	*	1.89	*
Portfolio turnover rate (%) (e)	3	**	5	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	52

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 ESG ETF Selected Per Share Data	For the Six Months Ended 2/29/2020 (Unaudited)		Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$25.30		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.27		0.10
Net realized and unrealized gain (loss)	0.44	(c)	0.20

Total from investment operations	0.71		0.30

Less distributions from:
Net investment income	(0.33)		—

Total distributions	(0.33)		—

Net Asset Value, end of period	$25.68		$25.30

Total Return (%) (d)	2.78	**	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	121		11
Ratio of expenses before fee waiver (%)	0.11	*	0.11	*
Ratio of expenses after fee waiver (%)	0.11	*	0.11	*
Ratio of net investment income (loss) (%)	2.02	*	2.08	*
Portfolio turnover rate (%) (e)	3	**	0	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Because of timing of subscriptions and redemptions in relation to fluctuating markets at values, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	53

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 29, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers S&P 500 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	MSCI ACWI ex USA ESG Leaders Index
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index

The MSCI ACWI ex USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high Environmental, Social and Governance (“ESG”) performance relative to their sector peers. The Underlying Index is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S market. The Underlying Index is rebalanced quarterly in February, May, August and November, and reconstituted semi-annually in May and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

54

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

S&P 500 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefor, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

55

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

56

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 29, 2020, the Funds did not incur any interest or penalties.

At August 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$1,888
Xtrackers MSCI USA ESG Leaders Equity ETF	1,567,752

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2019, the Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post-October Losses on Capital
Xtrackers MSCI EAFE ESG Leaders Equity ETF	$50,106

As of August 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$7,565,003	$65,894	$504,659	$(438,765)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	7,510,014	(271,096)	393,752	(664,848)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	7,669,753	(163,985)	386,891	(550,876)
Xtrackers MSCI USA ESG Leaders Equity ETF	1,269,717,931	69,616,320	106,007,977	(36,391,657)
Xtrackers S&P 500 ESG ETF	11,262,716	88,220	417,012	(328,792)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of February 29, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

57

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 29, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of February 29, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 29, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 29, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Common Stocks	$68,331	$—	$19	$18,319	$86,669
Exchange-Trade Funds	2,575	—	—	—	2,575

Total Borrowings	$70,906	$—	$19	$18,319	$89,244

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$86,669

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$23,235	$—	$—	$13,990	$37,225
Exchange-Trade Funds	6,350	—	—	—	6,350

Total Borrowings	$29,585	$—	$—	$13,990	$43,575

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$37,225

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$161,025	$—	$107	$7,609	$168,741

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$168,741

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$634,131	$3,363	$904,101	$26,617,706	$28,159,301

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$28,159,301

Xtrackers S&P 500 ESG ETF
Common Stocks	$23,453	$—	$61,127	$3,561,108	$3,645,688

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$3,645,688

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Notes to Financial Statements (Unaudited) (Continued)

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 29, 2020, Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 29, 2020 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 29, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$4,840

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,614

Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$667,495

Xtrackers S&P 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$34,653

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 29, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$3,403
Xtrackers MSCI EAFE ESG Leaders Equity ETF	2,241
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	6,655
Xtrackers MSCI USA ESG Leaders Equity ETF	490,510
Xtrackers S&P 500 ESG ETF	22,782

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$(2,445)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	(1,548)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	1,165
Xtrackers MSCI USA ESG Leaders Equity ETF	(683,183)
Xtrackers S&P 500 ESG ETF	(34,653)

For the period ended February 29, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$51,746
Xtrackers MSCI EAFE ESG Leaders Equity ETF	34,993
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	58,228
Xtrackers MSCI USA ESG Leaders Equity ETF	4,202,761
Xtrackers S&P 500 ESG ETF	246,166

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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Notes to Financial Statements (Unaudited) (Continued)

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	0.16%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers S&P 500 ESG ETF	0.11%

Effective July 31, 2019, the Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.09% of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the period ended February 29, 2020, the Advisor waived $79,709 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 29, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$5
Xtrackers MSCI EAFE ESG Leaders Equity ETF	2
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	21
Xtrackers MSCI USA ESG Leaders Equity ETF	1,636
Xtrackers S&P 500 ESG ETF	107

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 29, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$298,988	$356,627
Xtrackers MSCI EAFE ESG Leaders Equity ETF	289,497	304,078
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	498,352	541,777
Xtrackers MSCI USA ESG Leaders Equity ETF	39,165,563	39,667,278
Xtrackers S&P 500 ESG ETF	2,871,445	3,046,678

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Notes to Financial Statements (Unaudited) (Continued)

For the period ended February 29, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI EAFE ESG Leaders Equity ETF	$2,544,454	$—
Xtrackers MSCI USA ESG Leaders Equity ETF	403,876,005	100,597,493
Xtrackers S&P 500 ESG ETF	110,063,483	—

5. Fund Share Transactions

As of February 29, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 29, 2020, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	78%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	44%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	68%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at February 29, 2020.

Pro-rata Share
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$525,000
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	525,000

9. Subsequent Event

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the outbreak. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

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DBX ETF Trust

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on calculations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF and Xtrackers MSCI EAFE ESG Leaders Equity ETF

In February 2020, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Japanese securities as illiquid due to an extended Japanese holiday market closure. The temporary reclassification of Japanese securities caused the Fund to exceed the 15% limit on illiquid investments for a two day period. Because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contract

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 26-27, 2020 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Adviser”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 26 and February 27, 2020. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be

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Board Considerations in Approval of Investment Advisory Contract

(Continued)

determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Adviser and by Broadridge. The Board took note of the detailed information provided by the Adviser throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Funds’ compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Adviser pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Funds and the information provided by the Adviser to the Board regarding the Funds’ profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Funds, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Adviser’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds.

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Board Considerations in Approval of Investment Advisory Contract

(Continued)

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss. Stocks may decline in value. With respect to EASG, EMSG and ACSG foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. With respect to EMSG and ACSG, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. With respect to SNPE, stocks of medium-sized companies involve greater risk than securities of larger, more established companies. These Funds are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. With respect to SNPE, funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 1002	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-065808-2 (4/20) DBX004297 (4/21)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust
By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer
Date May 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer
Date	May 4, 2020
By (Signature and Title)		/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer
Date	May 4, 2020